AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25,2006

                                                REGISTRATION FILE NO. 333-06071
                                                                      811-04234

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                 -------------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   |_|

                         PRE-EFFECTIVE AMENDMENT NO.                 |_|

                       POST-EFFECTIVE AMENDMENT NO. 25               |X|

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                         |_|

                              AMENDMENT NO.  17                      |X|

                        (CHECK APPROPRIATE BOX OR BOXES.)

                         MONY AMERICA VARIABLE ACCOUNT L
                           (EXACT NAME OF REGISTRANT)

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                               (NAME OF DEPOSITOR)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                              Christopher E. Palmer
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------


It is proposed that this filing will become effective (check appropriate box)

     |_|    immediately upon filing pursuant to paragraph (b) of Rule 485.

     |X|    on May 1, 2006 pursuant to paragraph (b) of Rule 485.

     |_|    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     |_|    on                      pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     |_|   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 -------------

      TITLE OF SECURITIES BEING REGISTERED: Units of interest in a separate account under flexible premium variable life insurance policies.

===============================================================================

MONY America Variable Account L

Corporate Sponsored

Variable Universal Life Insurance Policy

PROSPECTUS DATED MAY 1, 2006


Issued by


MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------

This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). We designed the Policy for use in corporate owned life insurance programs, and offer it to corporations and to similar organizations operating under the banking laws of the United States or one or more states of the United States. The Policy provides life insurance protection and premium flexibility.

We offer two death benefit options under the Policy. We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any Outstanding Debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. Subject to state approval, for policies issued on or after August 1, 2004, the effective annual rate for premium payments invested in a fixed option will be at least 3.0%. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of one of the following portfolios:





--------------------------------------------------------------------------------------------------------
AIM Variable Insurance Fund -- Series I Shares
--------------------------------------------------------------------------------------------------------
o AIM V.I. Financial Services Fund                                    o AIM V.I. Global Health Care Fund
o AIM V.I. Technology Fund
--------------------------------------------------------------------------------------------------------
  The Alger American Fund -- Class O Shares
--------------------------------------------------------------------------------------------------------
o Alger American Balanced Portfolio                                   o Alger American MidCap Growth
                                                                        Portfolio
--------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Service Shares
--------------------------------------------------------------------------------------------------------
o Small Cap Stock Index Portfolio
--------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
--------------------------------------------------------------------------------------------------------
o The Dreyfus Socially Responsible Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. -- Initial Shares
--------------------------------------------------------------------------------------------------------
o Dreyfus Stock Index Fund, Inc. -- Initial Shares
--------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -- Initial Shares
--------------------------------------------------------------------------------------------------------
o Appreciation Portfolio                                              o Small Company Stock Portfolio
o International Value Portfolio
--------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------------------
o EQ/Government Securities Portfolio                                  o EQ/Long Term Bond Portfolio
o EQ/Intermediate Term Bond Portfolio                                 o EQ/Money Market Portfolio
--------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------------------------------
o EQ/Bear Stearns Small Company                                       o EQ/International Growth Portfolio
  Growth Portfolio                                                    o EQ/Montag & Caldwell Growth
o EQ/Caywood-Scholl High-Yield Bond                                     Portfolio
  Portfolio                                                           o EQ/PIMCO Real Return Portfolio
o EQ/Enterprise Moderate Allocation                                   o EQ/TCW Equity Portfolio
  Portfolio
o EQ/GAMCO Small Company Value
  Portfolio
--------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products (VIP) -- Initial Class Shares
--------------------------------------------------------------------------------------------------------
o Asset Manager(SM) Portfolio                                         o Growth and Income Portfolio
o Contrafund(R) Portfolio                                             o Growth Opportunities Portfolio
o Growth Portfolio
--------------------------------------------------------------------------------------------------------
Janus Aspen Series -- Institutional Shares
--------------------------------------------------------------------------------------------------------
o Flexible Bond Portfolio                                             o Mid Cap Growth Portfolio
o Forty Portfolio                                                     o Worldwide Growth Portfolio
o International Growth Portfolio
--------------------------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
--------------------------------------------------------------------------------------------------------
o Mid Cap Value Portfolio
--------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund -- Class VC Shares
--------------------------------------------------------------------------------------------------------
o Mid-Cap Value Portfolio
--------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust(SM) -- Initial Class Shares
--------------------------------------------------------------------------------------------------------
o MFS(R) New Discovery Series                                         o MFS(R) Total Return Series
o MFS(R) Utilities Series
--------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------------------------------
o Real Return Portfolio
--------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
--------------------------------------------------------------------------------------------------------
o Equity Income Portfolio                                             o Personal Strategy Balanced
o New America Growth Portfolio                                          Portfolio
--------------------------------------------------------------------------------------------------------
T. Rowe Price Fixed Income Series, Inc.
--------------------------------------------------------------------------------------------------------
o Limited-Term Bond Portfolio                                         o Prime Reserve Portfolio
--------------------------------------------------------------------------------------------------------
T. Rowe Price International Series, Inc.
--------------------------------------------------------------------------------------------------------
o International Stock Portfolio
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- Class I Shares
--------------------------------------------------------------------------------------------------------
o Core Plus Fixed Income Portfolio                                    o Global Value Equity Portfolio
o Emerging Markets Debt Portfolio                                     o U.S. Real Estate Portfolio
o Equity Growth Portfolio                                             o Value Portfolio
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -- Initial Class Shares
--------------------------------------------------------------------------------------------------------
o Worldwide Bond Fund                                                 o Worldwide Hard Assets Fund
o Worldwide Emerging Markets Fund
--------------------------------------------------------------------------------------------------------


You bear the investment risk if you allocate your premium payments to the variable account. We take the investment risk of premium payments allocated to the Guaranteed Interest Account and the Fixed Separate Account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy or to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy.

Although this prospectus is primarily designed for potential purchasers of the Policy, you may have previously purchased a Policy and be receiving this prospectus as a current Owner. If you are an Owner, you should note that the options, features and charges of the Policy may have varied over time. For more information about the particular options, features and charges applicable to your Policy, please contact your financial professional and/or refer to your Policy.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.
                                                                          x01215
                                                                        MLA-COLI

Table of Contents
--------------------------------------------------------------------


--------------------------------------------------------------------------------
1. BENEFITS AND RISKS SUMMARY                                                1
--------------------------------------------------------------------------------
Policy benefits                                                              1
Policy risks                                                                 2
Portfolio risks                                                              3
Fee tables                                                                   4



--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            9
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                                       9
MONY America Variable Account L                                              9



--------------------------------------------------------------------------------
3. THE PORTFOLIOS                                                           10
--------------------------------------------------------------------------------
Your right to vote portfolio shares                                         15
Disregard of voting instructions                                            15



--------------------------------------------------------------------------------
4. THE GUARANTEED INTEREST ACCOUNT AND THE FIXED SEPARATE ACCOUNT           16
--------------------------------------------------------------------------------
The Guaranteed Interest Account                                             16
The Fixed Separate Account                                                  16



--------------------------------------------------------------------------------
5. THE POLICY                                                               18
--------------------------------------------------------------------------------
Applying for a Policy                                                       18
Temporary insurance coverage                                                18
Policy Date                                                                 18
Backdating                                                                  18
Underwriting                                                                18
Owner                                                                       18
Right to examine a Policy -- Right to Return Policy Period                  18



--------------------------------------------------------------------------------
6. PREMIUMS                                                                 19
--------------------------------------------------------------------------------
General                                                                     19
Initial premium                                                             19
Case premiums                                                               19
Tax-free "Section 1035" exchanges                                           19
Scheduled premiums                                                          19
Unscheduled premiums                                                        19
Repayment of outstanding debt                                               20
Allocating net premiums                                                     20
Limit on premium payments allocated to the
  Guaranteed Interest Account or the Fixed Separate Account                 20

i  Table of Contents

--------------------------------------------------------------------------------
7. HOW YOUR ACCOUNT VALUE VARIES                                            21
--------------------------------------------------------------------------------
Account Value                                                               21
Surrender Value                                                             21
Subaccount Values                                                           21
Subaccount Unit Value                                                       21
Guaranteed Interest Account Value                                           21
Fixed Separate Account Value                                                21



--------------------------------------------------------------------------------
8. TRANSFERS                                                                22
--------------------------------------------------------------------------------
Transfers by third parties                                                  22
Disruptive transfer activity                                                22



--------------------------------------------------------------------------------
9. DEATH BENEFITS                                                           24
--------------------------------------------------------------------------------
Amount of Death Benefit proceeds payable                                    24
Death Benefit options                                                       24
Examples of Options 1 and 2                                                 25
How we determine the Death Proceeds                                         25
Changing Death Benefit options                                              25
Changing the Target Death Benefit                                           25
Increases                                                                   25
Decreases                                                                   26



--------------------------------------------------------------------------------
10. OPTIONAL INSURANCE BENEFITS                                             27
--------------------------------------------------------------------------------
Adjustable Term Insurance Rider                                             27
Enhanced Cash Value Rider                                                   27
Guaranteed Death Benefit Rider                                              28
Maturity Extension Rider                                                    28



--------------------------------------------------------------------------------
11. ACCESSING YOUR MONEY                                                    29
--------------------------------------------------------------------------------
Surrender                                                                   29
Partial surrender                                                           29
Effect of partial surrenders on Account Value and
  Death Benefit proceeds                                                    29
Loans                                                                       29
Effect of loans                                                             30



--------------------------------------------------------------------------------
12. TERMINATION                                                             31
--------------------------------------------------------------------------------
General                                                                     31
Amounts you must pay to prevent lapse                                       31
A Policy will remain in effect during the grace period                      31
Reinstatement                                                               31



--------------------------------------------------------------------------------
13. PAYMENTS                                                                32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
14. CHARGES AND DEDUCTIONS                                                  33
--------------------------------------------------------------------------------
Deductions from premiums                                                    33
Deductions from Account Value -- the monthly deductions                     33
Transaction and other charges                                               35
Corporate purchasers -- reduction of charges                                35



--------------------------------------------------------------------------------
15. TAX CONSIDERATIONS                                                      36
--------------------------------------------------------------------------------
Introduction                                                                36
Tax status of the Policy                                                    36
Tax treatment of Policy benefits                                            36
Our income taxes                                                            38



--------------------------------------------------------------------------------
16. OTHER POLICY INFORMATION                                                39
--------------------------------------------------------------------------------
Policy Illustrations                                                        39
Right to exchange Policy                                                    39
Misstatement of age or gender                                               39
Suicide exclusion                                                           39
Incontestability                                                            39
Settlement options                                                          39
Legal proceedings                                                           39

Variations among policies                                                   39




--------------------------------------------------------------------------------
17. ADDITIONAL INFORMATION                                                  40
--------------------------------------------------------------------------------
Distribution of the policies                                                40
Other information                                                           41



--------------------------------------------------------------------------------
18. FINANCIAL STATEMENTS                                                    42
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX A -- GLOSSARY                                                     A-1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REQUESTING MORE INFORMATION
--------------------------------------------------------------------------------
Statement of additional information -- Table of contents


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.


                                                           Table of Contents  ii

1. Benefits and risks summary

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the benefits and risks associated with the Policy. You should read the entire Prospectus before purchasing the Policy. Important details regarding the Policy are contained in other sections of this Prospectus. If you are purchasing this Policy as part of a qualified plan, please consider all the features of this Policy. This Policy provides tax-deferral. Please consult your agent and refer to your Policy for details. For your convenience, we have defined certain terms we use in the Glossary at the end of the Prospectus.


POLICY BENEFITS


LIFE INSURANCE PROTECTION

o The Policy provides a means for Owners to accumulate life insur ance cash values and death benefits. Proceeds under the Policy can generally pass free of federal and state income tax at the death of an Insured.

o We will pay a Death Benefit to the Beneficiary after the death of an Insured while a Policy is in effect and before the Insured's 95th birthday. There are three decisions you must make about the Death Benefit. First, when you apply for your Policy, you must decide which death benefit compliance test you would like - the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Second, you must decide how much life insurance coverage (the Specified Amount and any term insurance you add by rider) you need on each Insured's life. Finally, you must choose a Death Benefit option.

o    We offer two Death Benefit options. Under Option 1, the Death
     Benefit equals the greater of: (1) the Specified Amount in force on the Insured's date of death, plus any increase in Account Value since the last Monthly Anniversary Day, plus any term insurance you may have added by rider; or (2) the Cash Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (1) the Specified Amount in force on the Insured's date of death, plus the Account Value on the date of death, plus any term insurance you may have added by rider; or (2) the Cash Value on the date of death multiplied by a death benefit percentage.

o You may change the Specified Amount and the Death Benefit option that you selected within limits specified in the Policy. Changing the Specified Amount or the Death Benefit Option may have tax consequences.

o During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."


CASH BENEFITS

o    You may borrow against your Policy for up to 90% of Account


     Value less any Outstanding Debt on the date of the loan. If you do, we will transfer an amount equal to the loan from the subaccounts, the Fixed Separate Account and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit Proceeds and from the amount you receive at surrender. A loan may have tax consequences.


o You may request a partial surrender at any time. Partial surren ders must be for at least $500. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit. Also, a partial surrender may have tax consequences.

o You can surrender your Policy at any time for its Cash Value, plus any increase in Cash Value added by the Enhanced Cash Value Rider, less any Outstanding Debt. A surrender may have tax consequences.

o You decide how we pay Proceeds under the Policy. We may pay the Cash Value and the Death Benefit Proceeds as a lump sum or under one of our settlement options.


VARIETY OF INVESTMENT OPTIONS


o In most states, you may allocate Net Premiums (your premium less the deductions we take) after we deem the Right to Return Policy Period to have ended among the subaccounts, the Guaranteed Interest Account, and the Fixed Separate Account. In other states, you may allocate Net Premiums immediately.


o The subaccounts invest in a wide variety of Funds that cover a broad spectrum of investment objectives and risk tolerances. Amounts invested in the subaccounts will go up and down in value depending on the investment experience of the Fund portfolio in which the subaccount invested.

o    The Guaranteed Interest Account is part of our General Account.
     We will credit interest at an effective annual rate of at least 3.0% on amounts invested in the Guaranteed Interest Account.

o The Fixed Separate Account is a pool of assets held in a separate account. We will credit interest at an effective annual rate of at least 3.0% on amounts invested in the Fixed Separate Account. The interest credited does not reflect the investment performance of the underlying assets.

o As your needs or financial goals change, you can change your investment mix. You may transfer Account Value among any of the subaccounts or between the subaccounts, the Guaranteed Interest Account, or the Fixed Separate Account while continuing to defer current income taxes.


1  Benefits and risks summary

DOLLAR-COST AVERAGING


o    Under our dollar-cost averaging program, you may transfer
     Account Value on a monthly or quarterly basis from the EQ/Money Market subaccount to any other subaccount through written request or other method acceptable to us. By investing the same amount on a regular basis, concerns about the market could be lessened. This strategy, however, does not guarantee that any Fund will gain in value, and does not protect against a decline in value if market prices fall.



PORTFOLIO REBALANCING

o Our portfolio rebalancing program may help prevent a well-conceived investment strategy from becoming diluted over time. Investment performance will likely cause the allocation percentages you originally selected to shift. With this program, you may instruct us to periodically reallocate values in your Policy. The program, however, does not guarantee a gain or protect against an investment loss.


SUPPLEMENTAL INSURANCE BENEFITS

o You may add additional insurance and other benefits to your Policy by rider. Please see "Optional insurance benefits" for a description of the other optional benefits that we offer.


POLICY RISKS


POSSIBLE ADVERSE TAX CONSEQUENCES

o In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a special risk class basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements particularly if you pay the full amount of premiums permitted under the policy and you select the guideline premium/cash value corridor test.

o Depending on the total amount of premiums you pay, the con tract may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, pledges, as well as Policy loans, will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of certain full and partial surrenders, pledges and loans. If the Policy is not treated as a MEC, full and partial surrenders will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax and pledges and loans should not be taxable. You should consult a qualified tax adviser for assistance in all tax matters involving your Policy. Please see "Tax considerations" for further tax information.


TERMINATION

o If the value of a Policy can no longer cover the Policy's monthly deduction and any loan interest due, the Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce Account Value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then the Policy could terminate. In that case, the Owner will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, the Policy will terminate without value; all rights and benefits under the Policy, including insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.


PARTIAL SURRENDER LIMITATIONS

o The minimum partial surrender amount is $500 (plus its appli cable partial surrender fee). Partial surrenders may reduce the Death Benefit and the Specified Amount under your Policy, and will reduce your Account Value in the subaccounts, Guaranteed Interest Account, and the Fixed Separate Account. Federal income taxes and a penalty tax may apply to partial surrenders.


EFFECTS OF POLICY LOANS

o A Policy loan, whether or not repaid, will affect your Policy's value over time because we transfer the amount of the loan from the subaccount and/or the Guaranteed Interest Account and the Fixed Separate Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and does not participate in the interest credited to the Guaranteed Interest Account and the Fixed Separate Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account, the Fixed Separate Account, and the Loan Account, the effect could be favorable or unfavorable.

o A Policy loan also reduces Death Benefit Proceeds. A loan could make it more likely that a Policy would terminate. There is a risk that the loan will reduce your Cash Value to an amount that will cause a Policy to lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid your Policy's termination without value and the end of insurance coverage.


POLICY IS ONLY SUITED FOR LONG-TERM PROTECTION

o We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Account Value in the near future.


                                                   Benefits and risks summary  2

PORTFOLIO RISKS

Your Policy's value will depend upon the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of a Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Account Value, if investment results are too low, the Account Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept your Policy in force for a substantial time, you may be able to draw upon Account Value through partial surrenders and Policy loans. Poor investment performance may also lower the amount of the Death Benefit payable under the Policy. The Funds provide a comprehensive description of the risks of each portfolio in their prospectuses.


3  Benefits and risks summary

FEE TABLES


The following tables describe the fees and expenses that you may pay when buying, owning and surrendering the Policy. If the amount of the charge depends on the personal characteristics of the Insured, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of an Insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.


The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals, transferring Account Value among the subaccounts and the Guaranteed Interest Account and/or the Fixed Separate Account, or taking a loan.



------------------------------------------------------------------------------------------------------------------
                                                   Transaction Fees
------------------------------------------------------------------------------------------------------------------
Charge                  When Charge is Deducted                          Maximum Guaranteed Charge1
------------------------------------------------------------------------------------------------------------------
Sales Charge2           Upon receipt of each premium payment during      9.0% of premium paid up to Target Premium
                        the first ten policy years and during the ten
                        policy years following an increase in Specified
                        Amount
------------------------------------------------------------------------------------------------------------------
Premium Tax Charge3     Upon receipt of each premium payment             4.0% of premium paid
------------------------------------------------------------------------------------------------------------------
DAC Charge4             Upon receipt of each premium payment             1.25% of premium paid
------------------------------------------------------------------------------------------------------------------
Partial Surrender Fee   Upon a partial surrender under the Policy        The lesser of $25 or 2% of the amount
                                                                         surrendered
------------------------------------------------------------------------------------------------------------------
Transfer Fee5           Upon transfer of Account Value after the 12th    $25 per transfer
                        transfer per policy year
------------------------------------------------------------------------------------------------------------------
Reinstatement Fee       At the time the Policy is reinstated             $150
------------------------------------------------------------------------------------------------------------------


1 The maximum guaranteed charge may be lower for your Policy. Please see your Policy's schedule pages for more information.

2 The maximum guaranteed sales charge under your Policy will depend on our distribution expenses and only is deducted up to the Target Premium. The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 policy without violating the limits imposed by the federal income tax law definition of a modified endowment contract. Our distribution expenses may be affected by the characteristics of the Insured's issue age, gender and risk class under the Policy and the duration of Policy. We may refund a portion of the sales charge if the Policy is surrendered during the first three policy years and is not in default. You may obtain more information about your sales charge by contacting us.

3 We reserve the right to increase the charge for taxes due to any change in tax law or due to any change in the relevant tax cost to us.

4 The DAC Charge is used to cover our estimated costs of federal income tax treatment of deferred acquisition costs.


5  Currently, there is no charge on transfers among investment options.

   The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.




------------------------------------------------------------------------------------------------------------------
                   Periodic Charges Other Than Portfolio Operating Expenses
------------------------------------------------------------------------------------------------------------------
                      Charge                             When Charge is Deducted
------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge6                  On the Policy Date, the effective date of each
                                           coverage segment8, and each Monthly
                                           Anniversary Day
  o    Minimum and Maximum Charge7

  o  Charge for a 50 year-old male
     non-smoking Insured; second policy
     year; Policy issued on a guaranteed
     issue basis
------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge10        On the Policy Issue Date and each Monthly
                                           Anniversary Day
------------------------------------------------------------------------------------------------------------------
Administrative Charge11                    On the Policy Issue Date and each Monthly
                                           Anniversary Day
------------------------------------------------------------------------------------------------------------------
Loan Interest Spread12                     On each policy anniversary after loan is taken
                                           or upon death, surrender, or lapse, if earlier
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
                   Periodic Charges Other Than Portfolio Operating Expenses
------------------------------------------------------------------------------------------------------------------
                      Charge                          Maximum Guaranteed Charge
------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge6
  o    Minimum and Maximum Charge7         $0.08 to $83.33 per $1,000 of Net Amount at
                                           Risk9

  o    Charge for a 50 year-old male       $0.45 per $1,000 of Net Amount at Risk
       non-smoking Insured; second policy
       year; Policy issued on a guaranteed
       issue basis
------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge10        0.05% per month (0.60% annually) of Account
                                           Value in the Variable Account
------------------------------------------------------------------------------------------------------------------
Administrative Charge11                    $ 12.50
------------------------------------------------------------------------------------------------------------------
Loan Interest Spread12                     0.60% (effective annual rate) of loan amount
------------------------------------------------------------------------------------------------------------------


6 The cost of insurance charge and the cost of insurance charge for the Adjustable Term Insurance Rider assessed under the Policy depend on the Insured's issue age (or age on the effective date of increase of Specified Amount), gender, risk class, and the duration of the Policy (or the increase in Specified Amount). The cost of insurance charge shown in the

                                                    Benefits and risks summary 4
   table may not be representative of the charge that a particular Owner will pay. Please see each Policy's schedule pages for more information about the guaranteed cost of insurance charge that applies to a particular Policy. You may obtain more information about your cost of insurance charge by contacting us.


7 The minimum guaranteed cost of insurance charge assumes an Insured with the following characteristics: female, nonsmoker, and age 20. The maximum guaranteed cost of insur ance charge assumes an Insured with the following characteristics: all Insureds attained age 99.


8 A coverage segment is the initial Specified Amount; each increase in Specified Amount is its own coverage segment.

9 The maximum charge does not reflect any additional underwriting rating. A rating is an increased charge levied by an insurance company to reflect the increased risks it assumes because of the health status of the Insured.


10 We will lower the mortality expense and risk charge after the 10th Policy year to at least 0.0375% per month (0.45% annually) of Account Value in the Variable Account.

11 The administrative charge currently is $12.50 per month during the first three Policy years for Policies issued on a medically underwritten basis, and then becomes $7.50 per month on and after the third Policy anniversary. The administrative charge currently is $10.50 per month for the first three Policy years for Policies issued on a guaranteed issued basis, and then becomes $7.50 per month on and after the third Policy anniversary.


12 The loan interest spread is the difference between the amount of interest we charge you on loans and the amount of interest we credit to amounts held in the Loan Account to secure your loans. We guarantee that the maximum interest we charge on loans will not exceed an annual rate of 4.60%. We guarantee that the minimum interest we credit to your amounts held in the Loan Account to secure your loans will be at least equal to an annual rate of 3.0% during all Policy years.

---------------------------------------------------------------------------------------------------------------------------
                                                    Optional Rider Charges
---------------------------------------------------------------------------------------------------------------------------
                 Rider                            When Charge is Deducted                       Amount Deducted
---------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge for Adjustable
Term Insurance Rider6

o Minimum and Maximum Charge13            On the Policy Date and each Monthly   $0.08 to $83.33 per $1,000 of Net Amount at
                                          Anniversary Day                       Risk
---------------------------------------------------------------------------------------------------------------------------
o Charge for a 50 year-old male           On the Policy Date and each Monthly   $0.45 per $1,000 of Net Amount at Risk
  non-smoking Insured; second Policy      Anniversary Day
  year; Policy issued on a guaranteed
  issue basis
---------------------------------------------------------------------------------------------------------------------------
Enhanced Cash Value Rider                 --                                    No Charge
---------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Rider            On the Policy Date and each Monthly   $0.01 per $1,000 of Specified Amount
                                          Anniversary Day
---------------------------------------------------------------------------------------------------------------------------
Maturity Extension Rider                  --                                    No Charge
---------------------------------------------------------------------------------------------------------------------------

13 The minimum guaranteed cost of insurance charge for the Adjustable Term
   Insurance Rider assumes an Insured with the following characteristics: female, nonsmoker, preferred, issue age 18, 0 years since issue of the rider, and minimum Specified Amount of $100,000. The maximum guaranteed cost of insurance charge for the rider assumes an Insured with the following characteristics: all Insureds at age 99.


5 Benefits and risks summary

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2005. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table, see the portfolio prospectuses for the portfolios which accompany this Prospectus.



--------------------------------------------------------------------------------
                    Total Annual Portfolio Operating Expenses
              (expenses that are deducted from portfolio assets)
--------------------------------------------------------------------------------
                                                     Minimum     Maximum
                                                     ----        ----
Total Annual Portfolio Operating Expenses*           0.27%        1.62%
--------------------------------------------------------------------------------


* Total annual portfolio operating expenses are expenses that are deducted from portfolio company assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.


The following table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2005. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using.





         ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2005
                          (as a percentage of average net assets)
--------------------------------------------------------------------------------------------
                                                                  Distribu-
                                                                  tion and
                                                       Manage-     Service
                                                        ment       (12b-1)        Other
Portfolio Name                                         Fees(1)     Fees(2)    Expenses (3)
--------------------------------------------------------------------------------------------
AIM Variable Insurance Funds -- Series I Shares
--------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                      0.75%       --          0.37%
AIM V.I. Global Health Care Fund(5)                   0.75%       --          0.33%
AIM V.I. Technology Fund                              0.75%       --          0.37%
--------------------------------------------------------------------------------------------
The Alger American Fund -- Class O Shares
--------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                     0.75%       --          0.06%
Alger American MidCap Growth Portfolio                0.80%       --          0.06%
--------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Service Shares
--------------------------------------------------------------------------------------------
Small Cap Stock Index Portfolio                       0.35%     0.25%         0.00%
--------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc     0.75%       --          0.06%
  -- Initial Shares                                   -----      ----         -----
--------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc -- Initial Shares       0.25%       --          0.02%
--------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -- Initial Shares
--------------------------------------------------------------------------------------------
Appreciation Portfolio                                0.75%       --          0.05%
International Value Portfolio                         1.00%       --          0.20%
Small Company Stock Portfolio                         0.75%       --          0.24%
--------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio                    0.50%       --          0.26%
EQ/Intermediate Term Bond Portfolio                   0.50%       --          0.34%
EQ/Long Term Bond Portfolio                           0.50%       --          0.18%
EQ/Money Market Portfolio                             0.34%       --          0.13%
--------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth Portfolio        1.00%     0.25%         0.20%
EQ/Caywood-Scholl High Yield Bond Portfolio           0.60%     0.25%         0.24%
EQ/Enterprise Moderate Allocation Portfolio           0.10%     0.25%         0.59%
EQ/GAMCO Small Company Value Portfolio                0.79%     0.25%         0.14%
EQ/International Growth Portfolio                     0.85%     0.25%         0.29%
EQ/Montag & Caldwell Growth Portfolio                 0.75%     0.25%         0.16%
EQ/PIMCO Real Return Portfolio(6)                     0.55%     0.25%         0.24%
EQ/TCW Equity Portfolio                               0.80%     0.25%         0.16%
--------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------
                                                                                                 Net Total
                                                                                    Fee waiv-     Annual
                                                       Underlying                  ers and/or    Expenses
                                                       Portfolio     Gross Total     Expense       after
                                                        Fees and       Annual      Reimburse-     expense
 Portfolio Name                                         Expenses      Expenses      ments(4)    limitations
------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds -- Series I Shares
------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund                       --           1.12%           0.00%       1.12%
AIM V.I. Global Health Care Fund(5)                    --           1.08%           0.00%       1.08%
AIM V.I. Technology Fund                               --           1.12%           0.00%       1.12%
------------------------------------------------------------------------------------------------------------
The Alger American Fund -- Class O Shares
------------------------------------------------------------------------------------------------------------
Alger American Balanced Portfolio                      --           0.81%           0.00%       0.81%
Alger American MidCap Growth Portfolio                 --           0.86%           0.00%       0.86%
------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios -- Service Shares
------------------------------------------------------------------------------------------------------------
Small Cap Stock Index Portfolio                        --           0.60%           0.00%       0.60%
------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc     --            0.81%           0.00%       0.81%
  -- Initial Shares
------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc -- Initial Shares       --            0.27%           0.00%       0.27%
------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund -- Initial Shares
------------------------------------------------------------------------------------------------------------
Appreciation Portfolio                                 --           0.80%           0.00%       0.80%
International Value Portfolio                          --           1.20%           0.00%       1.20%
Small Company Stock Portfolio                          --           0.99%          (0.01)%      0.98%
------------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------------------------------
EQ/Government Securities Portfolio                     --           0.76%          (0.01)%      0.75%
EQ/Intermediate Term Bond Portfolio                    --           0.84%          (0.09)%      0.75%
EQ/Long Term Bond Portfolio                            --           0.68%           0.00%       0.68%
EQ/Money Market Portfolio                              --           0.47%             --        0.47%
------------------------------------------------------------------------------------------------------------
EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth Portfolio         --           1.45%          (0.15)%      1.30%
EQ/Caywood-Scholl High Yield Bond Portfolio            --           1.09%          (0.09)%      1.00%
EQ/Enterprise Moderate Allocation Portfolio          0.68%          1.62%          (0.10)%      1.52%
EQ/GAMCO Small Company Value Portfolio                 --           1.18%           0.00%       1.18%
EQ/International Growth Portfolio                      --           1.39%           0.00%       1.39%
EQ/Montag & Caldwell Growth Portfolio                  --           1.16%          (0.01)%      1.15%
EQ/PIMCO Real Return Portfolio(6)                      --           1.04%          (0.14)%      0.90%
EQ/TCW Equity Portfolio                                --           1.21%          (0.06)%      1.15%
------------------------------------------------------------------------------------------------------------


                                                    Benefits and risks summary 6

     ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31,
                              2005 (CONTINUED)
                   (as a percentage of average net assets)
------------------------------------------------------------------------------
                                                    Distribu-
                                                    tion and
                                         Manage-     Service
                                          ment       (12b-1)        Other
 Portfolio Name                          Fees(1)     Fees(2)    Expenses (3)
------------------------------------------------------------------------------
 Fidelity Variable Insurance Products (VIP) -- Initial Class Shares
------------------------------------------------------------------------------
Asset Manager Portfolio                0.52%        --         0.12%
Contrafund(R) Portfolio                0.57%        --         0.09%
Growth Portfolio                       0.57%        --         0.10%
Growth and Income Portfolio            0.47%        --         0.12%
Growth Opportunities Portfolio         0.57%        --         0.13%
------------------------------------------------------------------------------
Janus Aspen Series -- Institutional Shares
------------------------------------------------------------------------------
Flexible Bond Portfolio                0.53%        --         0.04%
Forty Portfolio                        0.64%        --         0.03%
International Growth Portfolio         0.64%        --         0.06%
Mid Cap Growth Portfolio               0.64%        --         0.03%
Worldwide Growth Portfolio             0.60%        --         0.01%
------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
------------------------------------------------------------------------------
Mid Cap Value Portfolio                0.64%      0.25%        0.33%
------------------------------------------------------------------------------
Lord Abbett Series Fund -- Class VC Shares
------------------------------------------------------------------------------
Mid-Cap Value Portfolio(7)             0.74%        --         0.38%
------------------------------------------------------------------------------
MFS Variable Insurance Trust -- Initial Class Shares
------------------------------------------------------------------------------
MFS New Discovery Series               0.90%        --         0.16%
MFS Total Return Series                0.75%        --         0.09%
MFS Utilities Series                   0.75%        --         0.15%
------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
------------------------------------------------------------------------------
Real Return Portfolio (6)              0.25%        --         0.41%
------------------------------------------------------------------------------
T Rowe Price Equity Series, Inc.
------------------------------------------------------------------------------
Equity Income Portfolio                0.85%        --         0.00%
New America Growth Portfolio           0.85%        --         0.00%
Personal Strategy Balanced Portfolio   0.90%        --         0.00%
------------------------------------------------------------------------------
T Rowe Price Fixed Income Series, Inc.
------------------------------------------------------------------------------
Limited-Term Bond Portfolio            0.70%        --         0.00%
Prime Reserve Portfolio                0.55%        --         0.00%
------------------------------------------------------------------------------
T Rowe Price International Series, Inc.
------------------------------------------------------------------------------
International Stock Portfolio          1.05%        --         0.00%
------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- Class I Shares
------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio       0.37%        --         0.31%
Emerging Markets Debt Portfolio        0.75%        --         0.34%
Equity Growth Portfolio                0.50%        --         0.33%
Global Value Equity Portfolio          0.67%        --         0.35%
U.S. Real Estate Portfolio             0.75%        --         0.28%
Value Portfolio                        0.55%        --         0.37%
------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -- Initial Class Shares
------------------------------------------------------------------------------
Worldwide Bond Fund                    1.00%        --         0.29%
Worldwide Emerging Markets Fund        1.00%        --         0.35%
Worldwide Hard Assets Fund             1.00%        --         0.17%
------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                                                                   Net Total
                                                                      Fee waiv-     Annual
                                         Underlying                  ers and/or    Expenses
                                         Portfolio     Gross Total     Expense       after
                                          Fees and       Annual      Reimburse-     expense
 Portfolio Name                           Expenses      Expenses      ments(4)    limitations
----------------------------------------------------------------------------------------------
 Fidelity Variable Insurance Products (VIP) -- Initial Class Shares
----------------------------------------------------------------------------------------------
Asset Manager Portfolio                     --       0.64%            0.00%      0.64%
Contrafund(R) Portfolio                     --       0.66%            0.00%      0.66%
Growth Portfolio                            --       0.67%            0.00%      0.67%
Growth and Income Portfolio                 --       0.59%            0.00%      0.59%
Growth Opportunities Portfolio              --       0.70%            0.00%      0.70%
----------------------------------------------------------------------------------------------
Janus Aspen Series -- Institutional Shares
----------------------------------------------------------------------------------------------
Flexible Bond Portfolio                     --       0.57%            0.00%      0.57%
Forty Portfolio                             --       0.67%              --       0.67%
International Growth Portfolio              --       0.70%              --       0.70%
Mid Cap Growth Portfolio                    --       0.67%              --       0.67%
Worldwide Growth Portfolio                  --       0.61%              --       0.61%
----------------------------------------------------------------------------------------------
Janus Aspen Series -- Service Shares
----------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                     --       1.22%            0.00%      1.22%
----------------------------------------------------------------------------------------------
Lord Abbett Series Fund -- Class VC Shares
----------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio(7)                  --       1.12%              --       1.12%
----------------------------------------------------------------------------------------------
MFS Variable Insurance Trust -- Initial Class Shares
----------------------------------------------------------------------------------------------
MFS New Discovery Series                    --       1.06%            0.00%      1.06%
MFS Total Return Series                     --       0.84%            0.00%      0.84%
MFS Utilities Series                        --       0.90%            0.00%      0.90%
----------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust -- Administrative Class Shares
----------------------------------------------------------------------------------------------
Real Return Portfolio (6)                   --       0.66%            0.00%      0.66%
----------------------------------------------------------------------------------------------
T Rowe Price Equity Series, Inc.
----------------------------------------------------------------------------------------------
Equity Income Portfolio                     --       0.85%              --       0.85%
New America Growth Portfolio                --       0.85%              --       0.85%
Personal Strategy Balanced Portfolio        --       0.90%           (0.02)%     0.88%
----------------------------------------------------------------------------------------------
T Rowe Price Fixed Income Series, Inc.
----------------------------------------------------------------------------------------------
Limited-Term Bond Portfolio                 --       0.70%              --       0.70%
Prime Reserve Portfolio                     --       0.55%              --       0.55%
----------------------------------------------------------------------------------------------
T Rowe Price International Series, Inc.
----------------------------------------------------------------------------------------------
International Stock Portfolio               --       1.05%              --       1.05%
----------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. -- Class I Shares
----------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio            --       0.68%            0.00%      0.68%
Emerging Markets Debt Portfolio             --       1.09%            0.00%      1.09%
Equity Growth Portfolio                     --       0.83%            0.00%      0.83%
Global Value Equity Portfolio               --       1.02%            0.00%      1.02%
U.S. Real Estate Portfolio                  --       1.03%            0.00%      1.03%
Value Portfolio                             --       0.92%           (0.07)%     0.85%
----------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -- Initial Class Shares
----------------------------------------------------------------------------------------------
Worldwide Bond Fund                         --       1.29%            0.00%      1.29%
Worldwide Emerging Markets Fund             --       1.35%           (0.01)%     1.34%
Worldwide Hard Assets Fund                  --       1.17%            0.00%      1.17%
----------------------------------------------------------------------------------------------

1. The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 4 for any expense limitation agreement information.


2. Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the Portfolios of the EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.

3. Other expenses shown are those incurred in 2005. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See footnote 4 for any 3. expense limitation agreement.



7 Benefits and risks summary

4. The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash 4. ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of the EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2007. Under these agreements AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than specified amounts. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. AIM Variable Insurance Funds' advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain
s discussed below) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. In determining advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense of short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Real Return Portfolio, to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.65% of the average daily net assets. Under the Expenses Limitation Agreement, which renews annually unless terminated by PIMCO upon 30 days` notice, PIMCO may recoup the waiver and reimbursement in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. T. Rowe Price has voluntarily agreed to reduce the investment management fee charged to the Personal Strategy Balanced Portfolio by the amount of expenses incurred (0.03% of average net assets) as a result of that portfolio's investment in the T. Rowe Price Institutional High Yield Fund, Inc. The amount shown in the table does not reflect this reduction. After taking the reduction into account, the total annual fund operating expenses would have been 0.87%. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust, Fidelity Variable Insurance Products (VIP) and MFS(R) Variable Insurance Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:


--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
EQ/Enterprise Moderate Allocation Portfolio   1.42%
--------------------------------------------------------------------------------
EQ/GAMCO Small Company Value Portfolio        1.17%
--------------------------------------------------------------------------------
EQ/International Growth Portfolio             1.22%
--------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth Portfolio         1.12%
--------------------------------------------------------------------------------
Fidelity Variable Insurance Products (VIP) -- Initial Class
--------------------------------------------------------------------------------
Asset Manager Portfolio                       0.63%
--------------------------------------------------------------------------------
Contrafund(R) Portfolio                       0.64%
--------------------------------------------------------------------------------
Growth Portfolio                              0.63%
--------------------------------------------------------------------------------
Growth and Income Portfolio                   0.54%
--------------------------------------------------------------------------------
Growth Opportunities Portfolio                0.65%
--------------------------------------------------------------------------------

5. Effective January 1, 2005 through June 30, 2006, for the AIM V.I. Global Health Care Fund, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

6. Both of these portfolios are managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

7. Effective January 1, 2006, the annual management fee rate for the Mid-Cap Value Portfolio was changed from a flat fee of 0.75% to the following annual rates: (1) 0.75% of the first $1 billion of average daily net assets; (2) 0.70% of the next $1 billion of average daily net assets; and (3) 0.65% of average daily net assets over $2 billion.



We may offer other variable life insurance policies which also may invest in the same (or many of the same) Fund portfolios offered under the Policy. These policies may have different charges that could affect their subaccounts' performance, and they may offer different benefits.

For information concerning compensation paid for the sale of the Policies, see "Distribution of the Policy."

                                                    Benefits and risks summary 8

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA



MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.



MONY AMERICA VARIABLE ACCOUNT L

We established MONY America Variable Account L as a separate account under Arizona law on February 19, 1985. We divided the Variable Account into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio of the Funds.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Realized or unrealized income, gains or losses of the Variable Account are credited or charged against the Variable Account without regard to the other income, gains or losses of the Company. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.


CHANGES TO THE VARIABLE ACCOUNT

We may add new subaccounts that are not available under the Policy, as well as eliminate one or more subaccounts from the Variable Account. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you, prior approval by you, or prior approval of the SEC to the extent required by the Investment Company Act of 1940 (the "1940 Act") and applicable law. We will also follow the filing or other procedures established by applicable state insurance regulators.

If a substitution or change is made, we may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we consider it to be in the best interests of persons having voting rights under the policies, the Variable Account may where permitted by law:

o Be operated as a management investment company under the 1940 Act or any other form permitted by law;

o Be deregistered under the 1940 Act if such registration is no longer required; or

o Be combined with other separate accounts of the Company or an affiliate thereof.

Where permitted by law, we also may combine one or more subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account. We will notify you of any change to the Variable Account.


9  Who is MONY Life Insurance Company of America?

3.  The Portfolios

--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the Portfolios of EQ Advisors Trust.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name               Objective                                                  Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS IA SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES     Seeks to maximize income and capital appreciation          o Mercury Advisors
                             through investment in the highest credit quality debt
                             obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE TERM BOND    Seeks to maximize income and capital appreciation          o Mercury Advisors
                             through investment in intermediate-maturity debt obliga-
                             tions.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND            Seeks to maximize income and capital appreciation          o Mercury Advisors
                             through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                             its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS IB SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS SMALL COM-   Seeks to achieve capital appreciation.                     o Bear Stearns Asset Management, Inc.
 PANY GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH       Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE MODERATE       Seeks long-term capital appreciation and current income.   o AXA Equitable
 ALLOCATION
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                    o GAMCO Asset Management, Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                     o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN*        Seeks maximum real return consistent with preservation     o Pacific Investment Management Company,
                             of real capital and prudent investment management.           LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY                Seeks to achieve long-term capital appreciation.           o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------

                                                               The Portfolios 10

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Name                  Objective
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
 FUNDS--SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     Seeks capital growth.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE     Capital growth.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        Seeks capital growth.
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND--
 0 CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         Seeks current income and long-term capital appreciation.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           Seeks long-term capital appreciation.
 GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT
 PORTFOLIOS--SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX           Seeks to match the performance of S&P Small Cap 600
 PORTFOLIO                      Index.
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY
 RESPONSIBLE GROWTH FUND,
 INC.--INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY            Seeks to provide capital growth, with current income
 RESPONSIBLE GROWTH             as a secondary goal.
 FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,
 INC.--INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX             Seeks to match the total return of the S&P 500
 FUND, INC.                     Composite Stock Price Index.
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT
 FUND--INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
APPRECIATION PORTFOLIO          Seeks long-term capital growth consistent with
                                preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE             Seeks long-term capital growth.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY STOCK             Seeks capital appreciation.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP)--INITIAL CLASS
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
ASSET MANAGER(SM) PORTFOLIO     Seeks to obtain high total return with reduced risk over
                                the long term by allocating its assets among stocks,
                                bonds, and short-term instruments.
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO         Seeks long-term capital appreciation.



------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE
FUNDS--SERIES I SHARES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES     o A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE     o A I M Advisors, Inc.
 FUND
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND        o A I M Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND--
 0 CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN BALANCED         o Fred Alger Management, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN MIDCAP           o Fred Alger Management, Inc.
 GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT
 PORTFOLIOS--SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP STOCK INDEX           o The Dreyfus Corporation
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY
 RESPONSIBLE GROWTH FUND,
 INC.--INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY            o The Dreyfus Corporation
 RESPONSIBLE GROWTH
 FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,
 INC.--INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX             o The Dreyfus Corporation (the index manager
 FUND, INC.                       is Mellon Equity Associates LLP)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT
 FUND--INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
APPRECIATION PORTFOLIO          o The Dreyfus Corporation (Subadvised by Fayez
                                  Sarofim & Co.)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE             o The Dreyfus Corporation
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY STOCK             o The Dreyfus Corporation
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP)--INITIAL CLASS
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
ASSET MANAGER(SM) PORTFOLIO     o Fidelity Management & Research Company
                                  (subadvised by FMR Co., Inc., Fidelity Man-
                                  agement & Research (U.K.) Inc., Fidelity
                                  Management & Research (Far East) Inc., Fidel-
                                  ity Investments Money Management, Inc.,
                                  and Fidelity Investments Japan Limited)
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO         o Fidelity Management & Research Company
                                  (subadvised by FMR Co., Inc., Fidelity Man-
                                  agement & Research (U.K.) Inc., Fidelity
                                  Management & Research (Far East) Inc., and
                                  Fidelity Investments Japan Limited)


11 The Portfolios

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                   Objective
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP)--INITIAL CLASS
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                 Seeks to achieve capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME                Seeks high total return through a combination of current
 PORTFOLIO                       income and capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES             Seeks to provide capital growth.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES--
 INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO          Seeks to obtain maximum total return, consistent with
                                 preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                  Seeks long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH             Seeks long-term growth of capital.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO         Seeks long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO       Seeks long-term growth of capital in a manner consistent
                                 with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES--SERVICE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO          Seeks capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--
 CLASS VC SHARES
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO          Seeks capital appreciation through investments, primarily
                                 in equity securities, which are believed to be undervalued in the marketplace.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
 TRUSTSM--INITIAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES      Seeks capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES       Seeks mainly to provide above-average income consistent
                                 with the prudent employment of capital and, secondarily,
                                 to provide a reasonable opportunity for growth of capital
                                 and income.
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES          Seeks capital growth and current income.
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
 TRUST--ADMINISTRATIVE CLASS
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO*           Seeks to maximize real return, consistent with preserva-
                                 tion of real capital, and prudent investment management.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                   Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP)--INITIAL CLASS
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO                 o Fidelity Management & Research Company
                                   (subadvised by FMR Co., Inc.)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME                o Fidelity Management & Research Company
 PORTFOLIO                         (subadvised by FMR Co., Inc., Fidelity Man-
                                   agement & Research (U.K.) Inc., Fidelity
                                   Management & Research (Far East) Inc., and
                                   Fidelity Investments Japan Limited)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES             o Fidelity Management & Research Company
 PORTFOLIO                         (subadvised by FMR Co., Inc., Fidelity Man-
                                   agement & Research (U.K.) Inc., Fidelity
                                   Management & Research (Far East) Inc., and
                                   Fidelity Investments Japan Limited)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES--
 INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE BOND PORTFOLIO          o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO                  o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH             o Janus Capital Management LLC
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO       o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES--SERVICE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE PORTFOLIO          o Janus Capital Management LLC (subadvised
                                   by Perkins, Wolf, McDonnell and Company,
                                   LLC)
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND--
 CLASS VC SHARES
------------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE PORTFOLIO          o Lord, Abbett & Co., LLC
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
 TRUSTSM--INITIAL CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES      o Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES       o Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES          o Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
 TRUST--ADMINISTRATIVE CLASS
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN PORTFOLIO*           o Pacific Investment Management Company,
                                   LLC
------------------------------------------------------------------------------------------------------------------------------------


                                                               The Portfolios 12

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                  Objective
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO         Seeks to provide substantial dividend income as well as
                                long-term growth of capital through investments in the
                                common stocks of established companies.
------------------------------------------------------------------------------------------------------------------------------------
NEW AMERICA GROWTH              Seeks to provide long-term growth of capital by investing
 PORTFOLIO                      primarily in the common stocks of companies operating in
                                sectors T. Rowe Price believes will be the fastest growing in the United States.
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL STRATEGY BALANCED      Seeks the highest total return over time consistent with
 PORTFOLIO                      an emphasis on both capital appreciation and income.
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME
 SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
LIMITED-TERM BOND PORTFOLIO     Seeks a high level of income consistent with moderate
                                fluctuations in principal value.
------------------------------------------------------------------------------------------------------------------------------------
PRIME RESERVE PORTFOLIO         The fund's goals are preservation of capital, liquidity, and, consistent with these, the highest possible current
                                income.
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL
 SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK             The fund seeks long-term growth of capital through
 PORTFOLIO                      investments primarily in the common stocks of estab-
                                lished, non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.-- CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME          The Portfolio seeks above-average total return over a
 PORTFOLIO                      market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT           The Portfolio seeks high total return by investing primarily
 PORTFOLIO                      in fixed income securities of government and
                                government-related issuers and, to a lesser extent, of
                                corporate issuers in emerging market countries.
------------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO         The Portfolio seeks long-term capital appreciation by
                                investing primarily in growth-oriented equity securities of large capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             The Portfolio seeks long-term capital appreciation by
 PORTFOLIO                      investing primarily in equity securities of issuers through-
                                out the world, including U.S. issuers.
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      The Portfolio seeks to provide above average current
                                income and long-term capital appreciation by investing
                                primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO                 The Portfolio seeks above-average total return over a
                                market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE
 INSURANCE TRUST--INITIAL
 CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND             Seeks high total return -- income plus capital
                                appreciation -- by investing globally, primarily in
                                a variety of debt securities.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                  Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO         o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
NEW AMERICA GROWTH              o T. Rowe Price Associates, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
PERSONAL STRATEGY BALANCED      o T. Rowe Price Associates, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME
 SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
LIMITED-TERM BOND PORTFOLIO     o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
PRIME RESERVE PORTFOLIO         o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL
 SERIES, INC.
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCK             o T. Rowe Price International, Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
 FUNDS, INC.-- CLASS I SHARES
------------------------------------------------------------------------------------------------------------------------------------
CORE PLUS FIXED INCOME          o Morgan Stanley Investment Management Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT           o Morgan Stanley Investment Management Inc.
 PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
EQUITY GROWTH PORTFOLIO         o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL VALUE EQUITY             o Morgan Stanley Investment Management Inc.
 PORTFOLIO                        (subadvised by Morgan Stanley Management
                                  Limited)
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE PORTFOLIO      o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
VALUE PORTFOLIO                 o Morgan Stanley Investment Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE
 INSURANCE TRUST--INITIAL
 CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND             o Van Eck Associates Corporation
------------------------------------------------------------------------------------------------------------------------------------


13 The Portfolios

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name               Objective                                                  Adviser (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 VAN ECK WORLDWIDE
 INSURANCE TRUST--INITIAL
 CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE                    Seeks long-term capital appreciation by investing prima-   o Van Eck Associates Corporation
 EMERGING MARKETS FUND       rily in equity securities in emerging markets around the
                             world.
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND   Seeks long-term capital appreciation by investing prima-   o Van Eck Associates Corporation
                             rily in hard asset securities. Income is a secondary
                             consideration.
------------------------------------------------------------------------------------------------------------------------------------



* Both of these portfolios are managed by the same portfolio manager using the same investment strategy. The Real Return Portfolio of the PIMCO Variable Insurance Trust is advised by Pacific Investment Management Company, LLC ("PIMCO"). For the EQ/PIMCO Real Return Portfolio, AXA Equitable serves as the overall investment manager, and PIMCO is the sub-adviser that provides the day-to-day investment management. Both portfolios invest primarily in inflation-indexed bonds. The two portfolios are different funds with different boards of directors and thus may have different fees and performance. Please read the prospectus for each portfolio before choosing the subaccount in which to invest.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-947-3593.



                                                               The Portfolios 14

YOUR RIGHT TO VOTE PORTFOLIO SHARES


As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permissible to vote the shares of the Funds in our own right.

Unless otherwise required by law, we will determine the number of votes which you have the right to cast by dividing your Account Value in a subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90-days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.


We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that subaccount. We will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to Owners. These votes will be exercised in the same proportion as the voting instructions that are timely received for all policies participating in that subaccount. Generally, we will vote any voting rights attributable to shares of portfolios of the Funds held in our General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by the Variable Account and by our other separate accounts.



DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.


15  The Portfolios

4. The Guaranteed Interest Account and the Fixed Separate Account

--------------------------------------------------------------------------------

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account, the Fixed Separate Account (discussed below), or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. For more details regarding the Guaranteed Interest Account and the Fixed Separate Account, please see your Policy.


THE GUARANTEED INTEREST ACCOUNT

You may allocate a portion of your Net Premiums and transfer Account Value to our Guaranteed Interest Account, subject to the Guaranteed Interest Account Limitation then in force by us, as explained in your Policy. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The General Account holds all of our assets other than those held in the Variable Account or in our other separate accounts. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account.

We may credit your Account Value in the Guaranteed Interest Account with an interest rate based on our guaranteed minimum interest rate, the London InterBank Offered Rate (the "LIBOR" rate), or a portfolio rate. We discuss these rates below.


At the time of Policy issue, you may choose a strategy for crediting interest to your Account Value held in the Guaranteed Interest Account. You may choose either the LIBOR crediting rate strategy or the portfolio crediting rate strategy. You may choose an interest crediting strategy only once during the life of the Policy, and once you choose, you cannot change to another strategy. We will credit your Account Value in the Guaranteed Interest Account with the guaranteed minimum interest rate shown in your policy. Such interest will be non-forfeitable once we credit it to you. In other words, regardless of whether you choose the LIBOR crediting rate strategy or the portfolio crediting rate strategy, we guarantee that you will earn at least the guaranteed minimum interest rate that applies on the Account Value you hold in the Guaranteed Interest Account. In addition, we may, in our sole discretion, declare current interest in excess of the guaranteed minimum in your policy.


Under the LIBOR crediting rate strategy, we will attempt to acquire securities that will result in a crediting rate that tracks the 12-month U.S. Dollar LIBOR rate as fixed by the British Bankers' Association. Annual credits can be less than, equal to, or greater than the LIBOR rate, but never less than the guaranteed minimum rate of 3.0% per year. Under our current interest strategy we may use either the LIBOR rate or the portfolio crediting rate strategy. However, we reserve the right to change our interest strategy.


Under the portfolio crediting rate strategy, we select all investments and determine the crediting rate based on our expectation of investment experience of a portfolio of assets supporting this and other similar products as we may so choose. If you choose the portfolio rate strategy, we may, at our sole discretion, declare current interest in excess of the guaranteed rate.

Any rates we declare in excess of the guaranteed rate under either the general portfolio or the LIBOR based crediting rate strategy may be changed or discontinued by us in our sole discretion, on a prospective basis, at any time after they are declared and such change or discontinuance may be applied to any and all amounts previously and/or newly invested in or credited to the Guaranteed Interest Account.


We cannot predict or guarantee future excess interest rates. We bear the full investment risk for Account Value allocated to the Guaranteed Interest Account. The interest credited to this account does not reflect the investment performance of the underlying assets.


THE FIXED SEPARATE ACCOUNT

You may allocate all or a portion of your Net Premiums and transfer Account Value to our Fixed Separate Account. The Fixed Separate Account is a separate account established under the laws of Arizona under which income, gains, and losses from assets allocated to that account are credited against the account without regard to other income, gains, or losses of the Company. This account is legally segregated from the Company's General Account and its assets are insulated from liabilities arising out of any other business which the Company may conduct.

We may credit your Account Value in the Fixed Separate Account with an interest rate based on our guaranteed interest rate, the London InterBank Offered Rate (the "LIBOR" rate), or a portfolio rate. We discuss these rates below.

At the time of Policy issue, you may choose a strategy for crediting interest to your Account Value held in the Fixed Separate Account. You may choose either the LIBOR crediting rate strategy or the portfolio crediting rate strategy. You may choose an interest crediting strategy only once during the life of the Policy, and once you choose, you cannot change to another strategy. However, at a minimum, we will credit Account Value in the Fixed Separate Account with a guaranteed minimum interest rate of 0.008099%, compounded daily, for a minimum effective annual rate of 3.0%, and such interest will be non-forfeitable once we credit it to you. In other words, regardless of whether you choose the LIBOR crediting rate strategy or the portfolio crediting rate strategy, we guarantee that you will earn at least 3.0% annually on


              The Guaranteed Interest Account and the Fixed Separate Account 16 the Account Value you hold in the Fixed Separate Account. In addition, we may, in our sole discretion, declare current interest in excess of the guaranteed 3.0% minimum.

Under the LIBOR crediting rate strategy, we will attempt to acquire securities that will result in a crediting rate that tracks the 12-month U.S. Dollar LIBOR rate as fixed by the British Banker's Association. Annual credits can be less than, equal to, or greater than the LIBOR rate, but never less than the guaranteed minimum rate of 3.0% per year. Under our current interest strategy we may use either the LIBOR rate or the portfolio crediting rate strategy. However, we reserve the right to change our interest strategy.

Under the portfolio crediting rate strategy, we select all investments and determine the crediting rate based on our expectation of investment experience of a portfolio of assets supporting this and other similar products as we may choose. If you choose the portfolio rate strategy, we may, at our sole discretion, declare current interest in excess of the 3.0% rate.

Any rates we declare in excess of the 3.0% rate under either the general portfolio or the LIBOR-based crediting rate strategy may be changed or discontinued by us in our sole discretion, on a prospective basis, at anytime after they are declared and such change or discontinuance may be applied to any and all amounts previously and/or newly invested in or credited to the Fixed Separate Account.

We cannot predict or guarantee future excess interest rates. We bear the full investment risk for Account Value allocated to the Fixed Separate Account. The interest credited to this account does not reflect the investment performance of the underlying assets.


17  The Guaranteed Interest Account and the Fixed Separate Account

5. The Policy

--------------------------------------------------------------------------------

We designed the Policy to meet the needs of individuals and corporations that wish to purchase life insurance benefits on the lives of key employees, members of the employer's board of directors, certain selected independent contractors, or certain selected highly compensated employees. The Policy may be sold together with other related policies forming a case. There may be differences in your Policy (such as differences in fees, charges and benefits) from the description below because of state law. We will include any such differences in your Policy.



APPLYING FOR A POLICY
To purchase a Policy, you must complete an application and then have your agent submit the application to us. We must also have evidence that the proposed insured meets our underwriting requirements. After we have received the necessary information, it can sometimes take several weeks for us to evaluate that information to decide whether to issue a Policy, and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.

You must pay an initial premium of a sufficient amount to put your Policy into effect. We will not pay a death benefit before the Policy is effective unless temporary insurance coverage, as discussed below, was in effect.

We will issue a Policy on the life of an Insured not less than 18 years of age and up to and including 80 years of age. The age of the Insured is the age on his or her birthday nearest the date of the Policy. We may reject an application for any lawful reason.

The minimum Target Death Benefit is generally $100,000. The minimum Specified Amount you may apply for is $100,000. The Specified Amount may be reduced to $50,000 if at least $50,000 of Adjustable Term Insurance Rider is added to the Policy. However, we reserve the right to revise our rules at any time to require a different minimum Specified Amount and Target Death Benefit at issue for subsequently issued Policies.


TEMPORARY INSURANCE COVERAGE
A Life Insurance Binder Agreement is available for use as a receipt of premium and to effect coverage prior to the issuance of any Policies. It is designated to provide a specific amount of coverage for a limited period of time. Typically, this coverage will not exceed $1,000,000 nor will it usually extend beyond 90 days. We charge an additional premium for the Life Insurance Binder Agreement and will apply that amount to the Policy, if issued. However, if the Policy is not issued or is cancelled during the Right to Return Period, the charge will not be returned.


POLICY DATE
Each Policy has a Policy Date. We use the Policy Date to determine the Policy months and years, and Policy monthly, quarterly, semi-annual and annual anniversaries. The Policy Date will normally be the later of: (1) the date that we authorize delivery of the Policy ("Policy Issue Date"); or (2) the Policy Date you request in your application. No premiums may be paid with the application except under the temporary insurance procedures.


BACKDATING
We may sometimes backdate your Policy if you request, by assigning a Policy Date earlier than the Policy Issue Date so that you can obtain lower insurance rates based on a younger insurance age. We will not backdate a Policy for more than six months before the date of your application. If we backdate a Policy, charges will begin earlier than they otherwise would have begun if you had not backdated the Policy. Your initial Scheduled Premium payment will have to include a sufficient premium to cover the extra charges for the backdating period.


UNDERWRITING

We may issue the Policy on a conditional guaranteed issue basis, or on a medically underwritten basis. When we issue a Policy on a medically underwritten basis, we may require a medical examination of the proposed insured.


Policies issued on a guaranteed issue basis may be more expensive than those issued on a fully underwritten basis because certain Insureds under guaranteed issue Policies may be assessed higher cost of insurance rates.



OWNER


The Owner is the individual named as such in the application or in any later change shown in our records. While the Insured is living, the Owner alone has the right to receive all benefits and exercise all rights that the Policy grants or that we allow. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders. Assigning the Policy, and full and partial surrenders may have tax consequences.

If more than one person is named as the Owner, they are joint Owners. Any Policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint Owner dies, ownership passes to the surviving joint Owner(s). When the last joint Owner dies, ownership passes through that person's estate, unless otherwise provided.



RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD
You have a right to examine the Policy when it is received. You may cancel and return the Policy for any reason during the refund privilege period for the Policy by returning it to us at our Operations Center. The refund privilege varies by state and generally runs until 10 days after the Policy's delivery. In the event that you return your Policy, we will return to you either the total amount of premium paid or the account value plus charges deducted under the Policy, depending upon the requirements of state law.



                                                                  The Policy  18

6. Premiums

--------------------------------------------------------------------------------

GENERAL

We will usually credit your initial premium payment to a Policy on the later of the Policy Date or the Valuation Date that falls on or follows the date that we receive your payment. We will credit any subsequent premium to a Policy on the Valuation Date we receive it at our Operations Center. Each Valuation Date ends at 4:00 pm Eastern Standard Time. Any subsequent premium received after 4:00 pm Eastern Standard Time on a given day will be credited as of the next Valuation Date. If you submit your premium payment to your agent, we will not begin processing the premium payment until we have received it from your agent's selling firm.


The total premiums you pay may not exceed guideline premium limitations for life insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code") if the guideline premium test is selected. We may reject any premium, or any portion of a premium, that would result in a Policy being disqualified as life insurance under the Code. Further, we reserve the right to reject all or a portion of any premium payment if part (b) (Fund Value on the date of the Insured's death multiplied by a death benefit percentage) under either Death Benefit Option 1 or Death Benefit Option 2 is in effect. We will refund any rejected premium. We will tell you once we process a transaction if a Policy is in jeopardy of becoming a modified endowment contract under the Code.

INITIAL PREMIUM

You must pay an amount equal to at least one fourth of the Target Premium shown in your Policy's schedule pages to put the Policy into effect. If you want to pay premiums less often than annually, you will have to pay a higher initial premium amount which will equal the lesser of the minimum annual premium divided by the frequency of the scheduled premium payments, or 25% of the Target Premium.

We base the initial minimum premium on a number of factors including:

     1.  the Specified Amount;

     2.  any riders you added to a Policy; and

     3. the Insured's age, smoking status, gender (unless unisex rates apply), and underwriting class.


After your initial premium payment, your full Scheduled Premiums (as discussed below) become due. Once we approve your application and we issue you your Policy, the balance of the first Scheduled Premium payment is payable and should be sent to our Operations Center. The Scheduled Premium payment specified in your Policy must be paid in full when your Policy is delivered. Your Policy if issued exactly as applied for, is effective on: (1) the date we authorize its delivery; or (2) any later Policy Date requested in the application.

If your Policy is issued other than as applied for, the Policy will take effect on the date it is delivered, as long as delivery and payment of any required costs are made while the insured is living.


CASE PREMIUMS

We issue the Policy as part of a case. A case is a grouping of one or more policies connected by a non-arbitrary factor. Examples of factors are individuals who share a common employment, business, or other relationship. The sum of the premiums to be received by us in the first policy year for the policies representing the case must be at least $100,000. We may allow a reduced minimum case premium where our rules for exceptions are met.


TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another on the life of the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy. The charges for this Policy may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


SCHEDULED PREMIUMS


Your initial premium is the only premium you must pay under the Policy. However, you greatly increase your risk of termination if you do not regularly pay premiums. Paying your Scheduled Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep your Policy in force. (See "Termination.")


When you apply for the Policy, you may determine a Scheduled Premium payment. This Scheduled Premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. We will send you a premium reminder notice for the Scheduled Premium payment amount on an annual, semiannual, quarterly or monthly basis, at your option.

After the minimum annual premium has been paid, the minimum Scheduled Premium for any Policy is $100.


UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time provided the premium payment is for at least $250. However, we may reject or limit any unscheduled premium that would result in an immediate increase in the Death Benefit payable under the Policy, unless you provide us with satisfactory evidence of insurability when you make the payment. An immediate increase would occur if the Policy's Death Benefit equals your Cash Value (plus any applicable Enhanced Cash Value) multiplied


19  Premiums
by a death benefit percentage as a result of the federal income tax law definition of life insurance. See "Death Benefits," and "Tax considerations." If we do not receive satisfactory evidence of insurability, we will return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.


REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments and not as repayment of Outstanding Debt, unless you request otherwise. If a payment is treated as a repayment of Outstanding Debt, we will apply any part of a payment that exceeds the amount of Outstanding Debt to the Account Value in the Variable Account and/or the Guaranteed Interest Account and the Fixed Separate Account. We will only deduct applicable taxes and sales charges from premium payments.


ALLOCATING NET PREMIUMS


You specify the percentage of your Net Premium we are to allocate to the subaccounts, the Guaranteed Interest Account, and the Fixed Separate Account. No allocation may be for less than 0.01% of a Net Premium, and allocation percentages must total 100%. You may change your allocations at any time by writing to our Operations Center. The change will apply on the Valuation Date we receive your instructions.

Where your Policy provides for refund of account value versus refund of premium, we transfer the initial premium from the General Account or Fixed Separate Account and allocate it in accordance with your instructions at issue. Where your Policy provides for refund of premium, we will transfer any initial premium you remit to us to our General Account or Fixed Separate Account until after the Right to Return Policy period has ended if you do not request a Policy Date or if the Policy Date you request is earlier than the Policy Release Date. Where you request a Policy Date that is later than the Policy Release Date, we will hold your initial premium in a non-interest bearing suspense account until the Policy Date. On the Policy Date, we will transfer your initial premium to our Guaranteed Interest Account or Fixed Separate Account until the Right to Return Policy period has ended. Once the Right to Return Policy period ends, we will allocate your initial premium plus interest credited, less any monthly deductions that may apply, among the subaccounts, the Guaranteed Interest Account, or the Fixed Separate Account, according to your instructions.


If you make an unscheduled premium payment, you may specify an allocation choice that is different than your allocation choice for your Scheduled Premiums. This choice will not change your allocation choice for future Scheduled Premiums.


LIMIT ON PREMIUM PAYMENTS ALLOCATED TO THE GUARANTEED INTEREST ACCOUNT OR THE FIXED SEPARATE ACCOUNT

We will return to you any part of a premium payment requested for allocation to the Guaranteed Interest Account or the Fixed Separate Account if (1) the Account Value in the Guaranteed Interest Account or the Fixed Separate Account equals or exceeds the Guaranteed Interest Account Limitation or the Fixed Separate Account Limitation, as relevant, in force by us at that time, as explained in your Policy, or (2) acceptance of that part of the premium payment would cause the Account Value in the Guaranteed Interest Account or the Fixed Separate Account, as relevant, to exceed such Limitation.


                                                                    Premiums  20

7. How your Account Value varies

--------------------------------------------------------------------------------

ACCOUNT VALUE

The Account Value is the entire amount we hold under your Policy for you, and serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount held under the Policy in each subaccount of the Variable Account, in the Guaranteed Interest Account, in the Fixed Separate Account, and in the Loan Account.


We determine Account Value on each Valuation Date. The Account Value will vary to reflect the performance of the subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account and the Fixed Separate Account and will also vary to reflect Outstanding Debt, charges for the monthly deductions, partial surrenders, and loan repayments. Your Account Value may be more or less than the premiums you paid.


SURRENDER VALUE

The surrender value on any Valuation Date is the Cash Value less any Outstanding Debt. If you surrender your Policy during the first eight Policy years, you may be eligible to have an Enhanced Cash Value percentage added to your Cash Value. See "Enhanced Cash Value Rider." The Cash Value of the Policy equals the Account Value plus any applicable refund of sales charges. Thus, the Cash Value will exceed the Policy's Account Value by the refund amount in the three years following policy issuance. Once the refund of sales charges has expired, the Cash Value will equal your Policy's Account Value. See "Surrender."


SUBACCOUNT VALUES

On any Valuation Date, the value of a subaccount equals the number of units we credit to the Policy multiplied by the Unit Value for that Date. We make the calculation before the purchase or redemption of units on that Valuation Date.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into units. When you make allocations to a subaccount, either by premium allocation, transfer of Account Value, transfer of loan interest from the General Account, transfer of loan interest from the Fixed Separate Account, or repayment of a loan, we credit your Policy with units in a subaccount.


SUBACCOUNT UNIT VALUE

A subaccount's Unit Value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Valuation Date to the next. We calculate the Unit Value of a subaccount on any Valuation Date as follows:

o Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business on that Valuation Date. We do this calculation before giving effect to any Policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to us by the managers of the portfolio is used.

o Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

o Divide the resulting amount by the number of units held in the subaccount on the Valuation Date before the purchase or redemption of any units on that Date.


GUARANTEED INTEREST ACCOUNT VALUE

On any Valuation Date, the Account Value in the Guaranteed Interest Account is:


o the accumulated value with interest on the Net Premiums allo cated and amounts transferred to, the Guaranteed Interest Account before that Date; minus

o withdrawals from the Guaranteed Interest Account before that Date for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer fee, if any, and any monthly deductions.


FIXED SEPARATE ACCOUNT VALUE

On any Valuation Date, the Account Value in the Fixed Separate Account is:

o the accumulated value with interest on the Net Premiums allo cated and amounts transferred to, the Fixed Separate Account before that Date; minus

o withdrawals from the Fixed Separate Account before that Date for any partial surrender and its fee, any amounts transferred from the Fixed Separate Account and the transfer fee, if any, and any monthly deductions.


21  How your Account Value varies

8. Transfers

--------------------------------------------------------------------------------

After we deem the Right to Return Policy Period to have ended, you may transfer Account Value in the Variable Account, the Guaranteed Interest Account, and the Fixed Separate Account among the subaccounts, from the subaccounts to the Guaranteed Interest Account or the Fixed Separate Account, or from the Guaranteed Interest Account or the Fixed Separate Account to the subaccounts. Depending upon the state in which you purchased your policy, you may make such transfers prior to the end of the Right to Return Policy Period. Your request for a transfer may be in writing or in any other form acceptable to us. We reserve the right to impose a transfer fee for each transfer, and consider the request for purposes of the transfer fee to be one transaction. We will deduct a transfer fee, if any from the investment option from which Account Value is being transferred, or if the transfer involves more than one investment option, we will deduct a transfer fee on a pro rata basis from all of the involved investment options (at present, we do not deduct this fee). If there is not sufficient Account Value in that investment option, we will deduct the charge pro-rata from the investment options.

Transfers among the subaccounts will be effective as of the end of the Valuation Date during which we receive your request at our Operations Center. We may postpone transfers to, from, or among the subaccounts under certain circumstances. See "Payments." Currently, we do not limit the number of transfers between subaccounts. We also currently do not require a minimum amount in transfers between subaccounts or require that a minimum amount remain in a given subaccount after a transfer is made to another subaccount.

Transfers from the Variable Account to the Guaranteed Interest Account and the Fixed Separate Account will be effective on the Valuation Date we receive your request at our Operations Center. We will reject any part of a transfer to the Guaranteed Interest Account or Fixed Separate Account if the Account Value in the Guaranteed Interest Account or Fixed Separate Account equals or exceeds the Guaranteed Interest Account or Fixed Separate Account Limitation then in effect, as explained in your policy. Any portion of a requested transfer which is rejected will be retained in the subaccounts in the same proportion as the transfer amount allocated against each sub-account bears to the total transfer amount.

You may make a transfer of Account Value from the Guaranteed Interest Account and the Fixed Separate Account to any of the subaccounts once each policy year. A request for such transfer must be received by us at our Operations Center on or within 30 days after a policy anniversary, and will be processed on the Valuation Date we receive it. We will, however, process a transfer request on the policy anniversary if the request is received not more than 10 days before the policy anniversary. That request will be processed on the policy anniversary. We may reject any part of a requested transfer from the Guaranteed Interest Account or the Fixed Separate Account if that part would exceed the greater of: (a) 25% of the Account Value held in the Guaranteed Interest Account or the Fixed Separate Account on the date the transfer would take effect; or (b) $5,000.

Currently there is no charge on transfers of Account Value between subaccounts or between the Guaranteed Interest Account or the Fixed Separate Account and the subaccounts. We reserve the right to charge up to a maximum of $25 for transfers after 12 free transfers per policy year. In addition, we reserve the right to impose other limitations on the number of transfers, the amount of transfers, your ability to make transfers by methods other than U.S. mail and the amount remaining in the Guaranteed Interest Account, the Fixed Separate Account, or the subaccounts after a transfer. Please see "Disruptive transfer activity" for more information.

At any time during the first 24 months after the date of issue of the Policy, the entire amount of Account Value in the subaccounts may be transferred to the Guaranteed Interest Account and/or the Fixed Separate Account. Election of this exchange transfer will change this Policy to a policy that is not dependent upon the investment results of a separate account. There will be no transfer charge for an exchange transfer and the Guaranteed Interest Account and/or the Fixed Separate Account limitation will be waived. On the date an exchange transfer takes effect, the premium allocations will be changed to the Guaranteed Interest Account and/or the Fixed Separate Account only.


No transfers between the Guaranteed Interest Account and the Fixed Separate Account may be made.



TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. We will notify you in writing if we do not process a transfer request. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals


                                                                   Transfers  22
engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer subaccounts with underlying portfolios that are part of the EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the EQ Advisors Trust, the "trusts"). The EQ Advisors Trust has adopted policies and procedures regarding disruptive transfer activity. The EQ Advisors Trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The EQ Advisors Trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the EQ Advisors Trust obtains from us policy owner trading activity. The EQ Advisors Trust currently considers transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer for the first time under the policy, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, no trust available under the policy had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



23  Transfers

9. Death Benefits

--------------------------------------------------------------------------------

As long as a Policy is in effect and before the Maturity Date, we will pay the Death Benefit proceeds upon receipt at our Operations Center of satisfactory proof of an Insured's death. We may postpone payment of the Death Benefit under certain conditions. See "Payments." We will pay the proceeds to the Beneficiary.


AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:

     1.  the Death Benefit payable at the death of an Insured; less

     2. any Outstanding Debt, and if the death of the Insured occurs during any period for which a monthly deduction has not been made, any monthly deduction that may apply to that period, including the deduction for the month of death.

Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Misstatement of age or sex," "Suicide exclusion," and "Incontestability."


DEATH BENEFIT OPTIONS

When you apply for a Policy, you have to make three choices about the Death Benefit. First, you must select the Death Benefit compliance test; second, you must tell us how much life insurance you want on the Insured; and finally, you must select a Death Benefit option.

The Policy must satisfy one of two alternative Death Benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test requires that the Policy's Death Benefit always be equal to or greater than the Cash Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by an Insured's Attained Age and gender; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages may vary by an Insured's Attained Age. In most situations, the Death Benefit that results from the Cash Value Accumulation Test will be more than the Death Benefit that results from the Guideline Premium/Cash Value Corridor Test. However, under the Guideline Premium/Cash Value Corridor Test, the premiums you pay into the Policy will be limited. Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is enough Death Benefit in relation to Cash Value at all times. Once you choose the test, you cannot change it.

You also must tell us how much life insurance coverage you want on the life of each Insured. Total life insurance coverage consists of Specified Amount and amounts added by the Adjustable Term Insurance Rider. The minimum Specified Amount is $100,000.

Finally, you must select a Death Benefit option: Death Benefit Option 1 or Death Benefit Option 2. If you prefer to have premium payments and any favorable investment performance reflected partly in the form of an increasing Death Benefit, you should consider choosing Death Benefit Option 2. If you are satisfied with the amount of the Insured's existing insurance coverage and prefer to have premium payments and any favorable investment performance reflected to the maximum extent in Account Value (thus reducing the cost of insurance charges), you should consider choosing Death Benefit Option 1. If you do not select a Death Benefit option, we will not issue the Policy. Subject to certain restrictions, you may change your Death Benefit option, see below. Information about the riders is provided under "Optional insurance benefits," below.

Under Death Benefit Option 1, your Death Benefit under a Policy will be the greater of:

     a. the Specified Amount in effect on the date of the Insured's death plus any increase in Account Value since the last Monthly Anniversary Day, plus any term insurance you may have added by rider, or

     b. the Cash Value on the date of the Insured's death multiplied by the applicable death benefit percentage shown in the Policy.

Under Death Benefit Option 2, your Death Benefit under a Policy will be the greater of:

     a. the Specified Amount in effect on the date of the Insured's death plus any term insurance you may have added by rider, plus the Account Value on the date of the Insured's Death, or

     b. the Cash Value on the date of the Insured's death multiplied by the death benefit percentage shown in the Policy.

The death benefit percentage is the same as that used for Option 1. The Death Benefit in Option 2 will always vary as Account Value varies.

The death benefit percentage will vary by the Death Benefit compliance test the Owner selected. A table showing the death benefit percentages is in your Policy.

In addition to using the death benefit percentage shown in the Policy, you may elect at issue an alternate death benefit percentage. The alternate death benefit percentage may produce a higher base death benefit amount beginning the later of the Insured's age 55 or 10 years following Policy issue. This alternate death benefit percentage grades back to the federal tax law death benefit percentage at the Maturity Date. Use of the alternate death benefit percentage results in a higher ratio of base death benefit to Account Value than that resulting from the use of the federal tax law death benefit percentage beginning the later of the Insured's age 55 or 10 years following Policy issue. The higher percentage then gradually reduces until, by the Maturity Date, it is equal to the ratio produced by the use of the federal tax law death benefit percentage. Although the use of the alternate death benefit percentage results in a higher base death benefit than the federal tax law death benefit percentage, this higher base death benefit results in higher cost of insurance charges which has the effect of reducing the Account Value and consequently, future base death benefits. The elec-


                                                              Death Benefits  24
tion of the alternate death benefit percentage may be eliminated at any time; once eliminated, it cannot be reinstated.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show an Insured under two Policies with the same Specified Amount, but Account Values vary as shown. We assume that each Insured is age 65 at the time of death and that there is no Outstanding Debt. We also assume that the Owner selected the Guideline Premium Test. Policy 1 shows what the Death Benefit would be for a Policy with low Account Value. Policy 2 shows what the Death Benefit would be for a Policy with a higher Account Value.


--------------------------------------------------------------------------------
                                    Policy 1      Policy 2
--------------------------------------------------------------------------------
Specified Amount                 $ 100,000     $ 100,000
Account Value on Date of Death   $  35,000     $  85,000
Death Benefit Percentage               120%          120%
Death Benefit under Option 1     $ 100,000     $ 102,000
Death Benefit under Option 2     $ 135,000     $ 185,000
--------------------------------------------------------------------------------

HOW WE DETERMINE THE DEATH PROCEEDS

The actual amount of Death Proceeds will depend on:

o  the Death Benefit as determined above;

o  the use of the Account Value during an Insured's life;

o  any partial surrenders;

o any Outstanding Debt plus loan interest accrued and payable to us;

o  any additional insurance provided by rider;

o  any increase or decrease in the Specified Amount;

o an Insured's suicide during the first two years since the Policy Date or during the first two years following an increase in existing coverage; and

o  a misstatement of an Insured's age or gender.

CHANGING DEATH BENEFIT OPTIONS

You may change the Death Benefit option under each Policy by writing us at our Operations Center. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability at the time you make your request. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. Any change in Death Benefit options will become effective on the first Monthly Anniversary Day on or after the date we receive and approve the request at our Operations Center.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce a Policy's Specified Amount by the amount of that Policy's Account Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of a Policy by the amount of the Policy's Account Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the Net Amount at Risk. Generally, the Net Amount at Risk is the amount by which the Death Benefit exceeds Account Value. See "Charges and deductions -- Deductions from Account Value -- The monthly deductions." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the Net Amount at Risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in a Net Amount at Risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the Insured's age. You should consult a tax adviser before changing the Death Benefit option.


CHANGING THE TARGET DEATH BENEFIT

You may change the Target Death Benefit under a Policy subject to the conditions described below. We will not accept the request for an increase in Target Death Benefit if the Insured is over our current maximum age for issuing the Policy or if the request is for less than the minimum amount of a change as specified in the Policy. We offer an Adjustable Term Insurance Rider that may be more cost effective for you than increasing the Specified Amount under a Policy.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Target Death Benefit may have other tax consequences. You should consult a tax adviser before changing the Target Death Benefit.


INCREASES

o You may make scheduled increases of the Target Death Benefit when you apply for the Policy or later when you make an unscheduled increase in the Target Death Benefit. Scheduled increases will be effective on the date you request.

o You may only schedule increases of the Target Death Benefit by purchasing and increasing the amount under the Adjustable Term Insurance Rider.

o While the Insured is living, you may apply for an unscheduled increase in the Target Death Benefit using a supplemental application. You will have to submit evidence satisfactory to us that the Insured is insurable, and we will not permit an increase in the Target Death Benefit after the Insured's Attained Age 81 (or Attained Age 70 for Policies issued on a guaranteed issue basis). Unscheduled increases must be in increments of $10,000.

o Any unscheduled increase will be effective on the Monthly Anni versary Day that coincides with or follows our approval of your request.


25  Death Benefits

o Unless you indicate otherwise, we will assume that any request for an unscheduled increase to the Target Death Benefit to be a request for an increase to the Specified Amount.

o An unscheduled increase in Specified Amount will increase the Target Death Benefit by an equal amount so that the Adjustable Term Insurance Rider amount will remain unchanged after the increase.

o An approved increase is subject to deduction of the first month's increased cost of insurance from Account Value.

o    An unscheduled increase in Specified Amount will create a new
     "coverage segment." We will allocate Account Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

o You will incur additional sales charges associated with the increase.

o We will calculate the sales charge for the increase in a similar way as for the original Specified Amount. We will allocate premiums you pay after the increase to the original and the new coverage segments in the same proportion that the guideline annual premiums (as defined by federal tax law) for each coverage segment bear to the sum of the guideline annual premiums for all segments. We will adjust the Target Premiums and the required premiums under the guaranteed death benefit rider, if applicable.


o If the Target Death Benefit is increased when a premium payment is received, we will process the increase before we process the premium payment.

o If an unscheduled increase creates a new coverage segment of Specified Amount, the Account Value under a Policy will be allocated:

     o  first, to the original coverage segment; and

     o  second, to each coverage segment in order of increases.

o We will allocate coverage segments in the same proportion that the guideline annual premium for each segment bear to the sum of the guideline annual premiums for all coverage segments.

o Increasing the Specified Amount will generally increase the base death benefit of a Policy, and could affect the subsequent level of base death benefit and Account Value under the Policy.


DECREASES

o You may decrease the Target Death Benefit by submitting a writ ten application to us at our Operations Center. The decrease will take effect on the Monthly Anniversary Day following the date we approve it.

o    Any decrease in Specified Amount will reduce the Target Death
     Benefit of a Policy. We only allow decreases in Target Death Benefit of at least $10,000.

o    You may not decrease the Specified Amount below $100,000.

o    During the grace period, we will not allow a decrease unless the

     Account Value less any Outstanding Debt is greater than our estimate of the monthly deduction to be made on the next Monthly Anniversary Day.

o We will apply decreases in the Target Death Benefit in the follow ing order:

     1. First to reduce the coverage segments of Adjustable Term Insurance Rider associated with the most recent increases; then

     2. To the next most recent increases of Adjustable Term Insur ance Rider successively; then

     3. To the original coverage segment of Adjustable Term Insur ance Rider; and

     4.    After all coverage segments of Adjustable Term Insurance
           Rider have been entirely eliminated, then coverage segments of the Specified Amount will be reduced in a similar order.

o If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

o    Rider coverages may be affected by a decrease in Specified
     Amount.

o We will reject a decrease in Specified Amount, if to effect the decrease payments to you would have to be made from Account Value for compliance with the guideline premium limitations and the amount of the payments would exceed the Cash Value of your Policy.

o A decrease may not cause the remaining Specified Amount to be less than the amount necessary for the Policy to qualify as life insurance under Section 7702 of the Code.

o If a requested change is not approved, we will send you a written notice of our decision.

o Changes in any additional adjustable term insurance amount will be subject to the same rules discussed above for Specified Amount changes.



                                                              Death Benefits  26

10. Optional insurance benefits

--------------------------------------------------------------------------------

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your Policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your Policy. You can cancel these benefits at any time.

The Company or your financial professional can provide you with more information about these optional insurance benefits. Some of these benefits may be selected only when you apply for your Policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.


See "Tax considerations" for certain possible tax consequences of and limitations on adding or deleting optional insurance benefits.



ADJUSTABLE TERM INSURANCE RIDER

You may elect the Adjustable Term Insurance Rider as a portion of the total Death Benefit. This Rider provides adjustable term life insurance on the life of an Insured, which is annually renewable until the Insured's attained age 95. The amount of coverage provided by the Rider varies over time.

When we issue a Policy, we establish a schedule of death benefit amounts called the "Target Death Benefit." The Target Death Benefit may be varied as often as each Policy year, and subject to our rules, may be changed after issue. See "Death Benefits Under the Policy."

The amount of the Adjustable Term Insurance Rider in effect at any time is equal to the difference between the scheduled Target Death Benefit and the base death benefit. The Rider is dynamic; it adjusts for variations in the base death benefit under a Policy (e.g., changes resulting from the federal income tax law definition of life insurance) so that the Target Death Benefit remains level. We generally restrict the amount of the Target Death Benefit at issue to an amount not more than 900% of the Specified Amount.

For example, assume the base death benefit varies according the following schedule. The Adjustable Term Insurance Rider will adjust to provide Death Benefit proceeds equal to the Target Death Benefit each year.

--------------------------------------------------------------------------------
                                                   Term Insurance Rider
   Base Death Benefit     Target Death Benefit           Amount
--------------------------------------------------------------------------------
$  500,000                      $550,000                 $50,000
$  501,500                      $550,000                 $48,500
$  501,250                      $550,000                 $48,750
--------------------------------------------------------------------------------

Since the Adjustable Term Insurance Rider is dynamic, it is possible that the Rider may be eliminated entirely as a result of increases in the base death benefit. Using the above example, if the base death benefit grew to $550,000, the Adjustable Term Insurance Rider would be reduced to zero. (It can never be reduced below zero). Even though the Rider amount is reduced to zero, the Rider will remain in effect until it is removed from the Policy. Therefore, if the base death benefit is subsequently reduced below the Target Death Benefit, a Rider amount will reappear as needed to maintain the Target Death Benefit at the requested level.

There is no defined premium for the Adjustable Term Insurance Rider. We add the cost of the Rider to the monthly deductions, and it is based on each Insured's Attained Age and risk class. We may adjust the rate charged for the Rider from time to time, but any rate will remain the same for one year. The rate will never exceed the guaranteed cost of insurance rates for the Rider for that Policy year. The cost of the Rider is added to our calculation of the Target Premium.

There may be times in which it will be to your economic advantage to include a significant portion of your insurance under the Adjustable Term Insurance Rider. These circumstances depend on many factors, including the premium levels and amounts and duration of coverage you choose, as well as the age, sex, and rate class of the Insured.


ENHANCED CASH VALUE RIDER

At no cost to you and if you elect this benefit, we will add the Enhanced Cash Value Rider to your Policy when we issue the Policy. During the first eight Policy years, if you meet the conditions of the Rider, this benefit will increase your Cash Value when you make a full surrender of the Policy. The enhancement amount, however, is not added to your Account Value should you make a partial surrender, take a loan from your Policy, or if you surrender your Policy by means of an exchange.


Specifically, during the first eight Policy years (and if the conditions of the Rider are met), we will increase the amount payable upon full surrender of the Policy by a minimum additional percentage of Cash Value in each Policy year as follows:



-------------------------------------------------------------------------------
  Policy Year      Enhanced Cash Value Percentage*
-------------------------------------------------------------------------------
       1                       1.50 %
       2                       1.75 %
       3                       1.75 %
       4                       1.50 %
       5                       1.00 %
       6                       0.75 %
       7                       0.50 %
       8                       0.25 %
  9 and later                   0.0 %
-------------------------------------------------------------------------------


* The minimum percentages shown may not apply to all policies. Contact your financial professional for the percentage that applies to your policy.



We will continue to deduct any Outstanding Debt from the amount payable at full surrender. Coverage under the Enhanced Cash Value Rider will end on the earliest of: (a) the date your Policy goes out of


27  Optional insurance benefits
force; (b) the eighth Policy anniversary of your Policy; or (c) the Valuation Date we receive your request to terminate the Rider. Please see the Rider for more details.


GUARANTEED DEATH BENEFIT RIDER

When applying for a Policy, you may elect the Guaranteed Death Benefit Rider. This Rider may extend the period the Specified Amount of the Policy remains in effect. Premiums (less any partial surrenders and their fees) at least equal to the cumulative Monthly Guaranteed Premium must have been paid and the Account Value of the Policy must exceed Outstanding Debt for the Rider to remain in effect.


If the premiums you have paid do not equal or exceed this amount, the Rider will automatically end, subject to your policy's grace period. In addition, this Rider will automatically end at the Insured's age 95 ("Guarantee Period"). An extra charge will be deducted monthly from the Account Value during the Guarantee Period. This charge will end at the conclusion of the Guarantee Period, and it will end if on any Monthly Anniversary Day you have not paid the amount of premiums the Rider requires you to pay.


On each Monthly Anniversary Day, we test to determine whether you have paid the amount of premiums required to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two tests. Under the first test the Account Value must exceed Outstanding Debt. Under the second test, we total the actual premiums you have paid for the Policy and subtract the amount of partial surrenders (and associated fees). The result must equal or exceed:

o   the Monthly Guaranteed Premium for the Rider, multiplied by

o   the number of complete months since the Policy Date.

If the Policy meets both tests on the Monthly Anniversary Day, the Rider remains in effect until the next Monthly Anniversary Day. If the Policy fails to meet either test, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the "grace period." If you fail to pay the additional premiums required, the Guarantee Period, and therefore the Rider, will end. Please refer to your Rider for additional information on the Guaranteed Death Benefit Rider.


MATURITY EXTENSION RIDER


The maturity date for this Policy is the Policy anniversary on which the Insured is age 95. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Account Value of the Policy less Outstanding Debt. See "Tax considerations" for the treatment of an endowment benefit. Ordinarily, we pay within seven days of the Policy anniversary. Payments may be postponed in certain circumstances. See "Payments."


At your option, payment of the benefit may be deferred until the date of the Insured's death. Death Proceeds payable immediately after the maturity date equal the Surrender Value of the Policy multiplied by the death benefit percentage at the Insured's age 95. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

The tax consequences of continuing the Policy beyond the Insured's 95th year are unclear. You should consult a tax adviser if you intend to keep a Policy in force beyond the Insured's 95th year.


                                                 Optional insurance benefits  28

11. Accessing your money

--------------------------------------------------------------------------------

SURRENDER
You may surrender the Policy at any time by sending a written request and your Policy to our Operations Center. The Policy will terminate at end of the Valuation Date we receive your request. Unless an optional payment plan is chosen, any proceeds will be paid to the Owner in a lump sum. The amount payable on surrender is the Cash Value on the date of surrender plus any amount added by the Enhanced Cash Value Rider and less any Outstanding Debt.

A surrender may have adverse tax consequences. See "Tax considerations."

PARTIAL SURRENDER

You may request a partial surrender of Account Value at any time. We will process the partial surrender on the Valuation Date we receive it. We currently do not limit the number of partial surrenders you may make in a policy year, although we reserve the right to limit this number to 12.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Account Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Target Death Benefit of less than $100,000 (with at least $50,000 of the Target Death Benefit being Specified Amount in force - i.e., the minimum amount of Target Death Benefit and Specified Amount necessary to issue the Policy).

We will deduct the partial surrender (plus the applicable fee) proportionately from your Account Value in each subaccount, Guaranteed Interest Account, and the Fixed Separate Account.

EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS


If you make a partial surrender and you selected Death Benefit Option 1, we will decrease the Specified Amount of your Policy by the amount of the partial surrender (plus its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Account Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender (including its fee). Under either Death Benefit Option, if the Death Benefit is based on the Account Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.


There is a fee for each partial surrender of the lesser of 2.0% of the amount surrendered or $25.

Partial surrenders may have adverse tax consequences. See "Tax considerations."


LOANS

You may borrow up to 90% of Account Value under the Policy (less any Outstanding Debt on the date of the loan) by writing us at our Operations Center. The minimum amount you may borrow is $250. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the monthly deduction due on that day). The Policy is the only security for the loan. A loan may have tax consequences. Please consult a tax adviser before borrowing from the Policy.


To secure a loan, we transfer an amount equal to the loan proceeds from Account Value in the Variable Account and/or the Guaranteed Interest Account or the Fixed Separate Account to our Loan Account. We will allocate the amount of the loan against the Guaranteed Interest Account, the Fixed Separate Account, and/or each subaccount in the Variable Account in the same proportion that Account Value held in the Guaranteed Interest Account, the Fixed Separate Account, and/or each subaccount bears to total Account Value. The Loan Account is part of our General Account. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 3.0%. The tax consequences associated with loans after the tenth policy year are unclear and a tax adviser should be consulted about such loans. If when you are repaying a loan the amount of your repayment exceeds your Outstanding Debt, we will allocate the excess to the Variable Account, the Guaranteed Interest Account, and the Fixed Separate Account pursuant to your most recent allocation instructions.


We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Operations Center. We may postpone payment of a loan under certain conditions. See "Payments."

We charge interest on a loan at a maximum annual rate of 4.60%. Loan interest is payable in arrears on each Policy anniversary. If you do not pay interest when due, it will be added to the amount of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Account Value of each subaccount, and/or the Guaranteed Interest Rate or the Fixed Separate Account in the same proportion that each bears to total Account Value on the Policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time while the Policy is in effect by sending the repayment to our Operations Center. You must clearly mark a payment as a loan or interest payment for it to be treated as such. If a payment is not identified as a loan repayment, it will be treated as a premium payment. If a loan repayment is made which exceeds Outstanding Debt, we will consider the excess to be part of a Scheduled Premium, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account, the Guaranteed Interest Account, and the Fixed Separate Account according to your current premium allocation instructions, unless you specify otherwise.


29  Accessing your money

We will deduct any Outstanding Debt from surrender value and Death Benefit proceeds payable at the Insured's death. We also deduct such amount from any Fund Value proceeds payable at maturity.


EFFECT OF LOANS


A loan affects the Policy because we reduce Death Benefit proceeds and surrender value under a Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Account Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to the loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account or the Fixed Separate Account. Amounts transferred from the Variable Account as collateral will affect Account Value because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account. A loan may have adverse tax consequences. See "Tax considerations."



                                                        Accessing your money  30

12. Termination

--------------------------------------------------------------------------------

GENERAL
If on any Monthly Anniversary Day, the Account Value (less Outstanding Debt) under a Policy is not sufficient to pay the current monthly deduction, we will deduct the amount that is available and we shall send the Owner (and any assignee of record) a notice of insufficient value. A grace period of 61 days from the date of the notice of insufficient value will be allowed for payment. If you do not pay the required premium, the Policy will lapse.


AMOUNTS YOU MUST PAY TO PREVENT LAPSE

If you receive a notice of insufficient value and the Guaranteed Death Benefit Rider is not in effect, you must pay the amount stated in the notice during the grace period to keep a Policy in effect. In general, the amount will equal:

     a) balance needed for the monthly deduction; plus

     b) any accrued loan interest due during the grace period; plus

     c) an amount equal to two monthly deductions, or if greater, the number of monthly deductions until the next Scheduled Premium due date.

If you elect the Guaranteed Death Benefit Rider, however, the Specified Amount of your Policy will not lapse during the guarantee period of the rider even if your Account Value less Outstanding Debt is not sufficient to cover all deductions from Account Value on any Monthly Anniversary Day, provided that the test for continuation of the guarantee period set forth in your rider has been met.


A POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

A Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we would reduce the Death Benefit proceeds by the unpaid monthly deduction and by the amount of any Outstanding Debt. If you do not pay the required premium before the grace period ends, the Policy will terminate. It will have no value and no benefits will be payable. We will allocate required premium payments made during the grace period among the subaccounts and/or the Guaranteed Interest Account and the Fixed Separate Account according to your current Scheduled Premium allocation instructions. We will charge any monthly deduction due to the subaccounts, the Guaranteed Interest Account, and the Fixed Separate Account on a proportional basis.


REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day preceding the beginning of the grace period.


The effective date of a reinstatement will be the Monthly Anniversary Day on or immediately preceding the date we approve the application for reinstatement. To reinstate your Policy, you must provide us the following items:


     1.    a written application from you received at our Operations
           Center within five years after the Monthly Anniversary Day preceding the beginning of the grace period;

     2.    satisfactory evidence to us of the Insured's insurability;

     3.    payment of a premium large enough to:

           a. pay the balance needed during the grace period as described in the "Amounts you must pay to prevent lapse" section above; and

           b. keep the Policy in effect for at least three months from the reinstatement date; and

     4. payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on reinstated Outstanding Debt from the date of reinstatement to the next succeeding Policy anniversary at the rate that applies to Policy loans on the date of reinstatement.

     5.    Payment of a $150 reinstatement fee.

At the time of reinstatement, we will allocate Account Value minus, if applicable, Outstanding Debt among the subaccounts, the Guaranteed Interest Account, and the Fixed Separate Account pursuant to your most recent Scheduled Premium allocation instructions.


31  Termination

13. Payments

--------------------------------------------------------------------------------

You may send your written request for payment by U.S. mail, or transfer request by U.S. mail or facsimile, to our Operations Center. We will ordinarily pay Death Benefit, surrender, partial surrender, or loan proceeds allocated from the Subaccounts, and effect transfers among the Subaccounts or from the Variable Account to the Guaranteed Interest Account or Fixed Separate Account within seven days of receiving all the information required for processing a payment.

Other than Death Benefit Proceeds, which we determine as the date of the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Valuation Date during which our Operations Center receives all required documents. We may pay our surrender Proceeds or Death Benefit Proceeds as a lump sum or under one of our Settlement Options. See "Settlement options." Any Death Benefit Proceeds that we pay in one lump sum will include interest from the date of the Insured's death to the date of payment. The interest we pay will be not less than 2.75% annually.

We may postpone for up to six months from the date we receive your request any partial surrender payments, full surrender payments, or loan payment that involves a determination of Account Value held in the Guaranteed Interest Account or the Fixed Separate Account. We also may delay the calculation of payment if such a payment or transfer of amounts is based on investment performance of the Subaccounts and if:

o the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

o an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators. In addition, we may be required to block an Owner's account and thereby refuse to honor any request for transfers, surrenders, partial surrenders, loans or Death Benefits until instructions are received from the appropriate regulator.


                                                                    Payments  32

14. Charges and Deductions

--------------------------------------------------------------------------------

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.

Services and benefits we provide:

     o the Death Benefit, surrender benefit and loan benefit under the Policy;

     o     Investment Options, including premium allocations;

     o     administration of elective benefits; and

     o     the distribution of reports to Owners.

Costs and expenses we incur:

     o     processing applications for and issuing the Policies;

     o     maintaining records;

     o     administering settlement options;

     o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);

     o     reconciling and depositing cash receipts;

     o those associated with underwriting applications and increases in Specified Amount;

     o sales and marketing expenses including compensation paid in connection with the sales of the Policies;

     o     providing toll-free inquiry services;

     o other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

     o that an Insured may live for shorter period of time than esti mated, resulting in the payment of greater Death Benefits than expected; and

     o that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the sales charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


DEDUCTIONS FROM PREMIUMS

We deduct a sales charge and a tax charge from your gross premium before we apply the Net Premium to your Account Value. The sales charge compensates us for the cost of distributing the Policies. We deduct the sales charge of 9% from the gross premium only up to the Target Premium during the first 10 Policy years and during the 10 Policy years after an increase in Specified Amount.

The Target Premium is an amount equal to the maximum amount of premium which may be paid for a Policy under Death Benefit Option 1 without violating the limits of the federal income tax law definition for modified endowment contract. See "Modified Endowment Contracts." The Target Premium is not based on Scheduled Premiums. The Target Premium for the Policy and Specified Amount coverage segments added since the Policy Date will be stated in the Policy.

We may refund a portion of the sales charges we previously deducted from your premium payments to you should you surrender your Policy in the first 3 Policy years and your Policy is not in default. No refund will be paid if the Policy is in default. The amount of refund is as follows:


--------------------------------------------------------------------------------
   Year of Surrender                        Amount of Refund
--------------------------------------------------------------------------------
First Policy year     Sum of all sales charges in that year
Second Policy year    66.67% of sales charges in the first Policy year
Third Policy year     33.33% of sales charges in the first Policy year
--------------------------------------------------------------------------------


We also deduct a tax charge for state and local premium taxes and for federal tax on deferred acquisition costs. The charge for state and local premium taxes currently is 0 - 4% of each premium payment depending on applicable state law. The charge for federal tax deferred acquisition costs of the Company is currently 1.25% of your premium payment, and is used to cover our estimated cost for federal income tax treatment of deferred acquisition costs. We will not deduct the charge for federal tax deferred acquisition costs where premiums received from you are not subject to the federal tax deferred acquisition cost provisions.

We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DEDUCTIONS FROM ACCOUNT VALUE -- THE MONTHLY DEDUCTIONS

We take a monthly deduction from Account Value on each Monthly Anniversary Day. A monthly deduction is equal to the sum of:

o  the cost of insurance charge;

o  mortality and expense risk charge;

o  the administrative charge; and

o  if applicable, any rider charge.

COST OF INSURANCE CHARGE. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a Death Benefit that exceeds your Account Value). The cost of insurance charge depends on the Insured's issue age (or age on the effective date of increase of Specified Amount), gender, risk class, and the duration of the Policy (or the increase in


33  Charges and Deductions

Specified Amount) and may vary from Policy to Policy and Monthly Anniversary Day to Monthly Anniversary Day.


We currently place Insureds into the following risk classes when we issue a
Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, Guaranteed Issue Nonsmoker, Guaranteed Issue Smoker, or Substandard Class. The original risk class applies to the initial Specified Amount. A different risk class may apply to any unscheduled increase, based on the Insured's circumstances at the time of the increase in Specified Amount.


We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age nearest his or her birthday at the start of the Policy year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policy, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our current and guaranteed insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by state law.

We determine the cost of insurance for an Insured on the Policy Date and thereafter on each Monthly Anniversary Day. We determine it separately for each of the following, in the order shown:

     (A) the initial Specified Amount and any Adjustable Term Insur ance Rider;

     (B) each increase in Specified Amount or each increase in Adjustable Term Insurance Rider, successively, in the order in which it took effect; and

     (C) the excess of the Death Benefit over the Specified Amount or Adjustable Term Insurance Rider due to corridor death benefit percentages then in force.

We calculate the cost of insurance for each of (A), (B), and (C) above by multiplying the insurance rate by its Net Amount at Risk. The factors that affect the Net Amount at Risk include investment performance, payment of premiums, and charges to the Policy. The insurance rate that applies to paragraph (C) is the same as the rate that applies to the most recent increase in Specified Amount. If there has been no increase in the Specified Amount, the rate for the initial Specified Amount (as shown in the Policy) applies.

Lower cost of insurance rates are offered at most ages for Insureds who qualify for the standard underwriting class and whose applications are fully underwritten (i.e., subject to evidence of the Insured's insurability). Current insurance rates are generally higher for Policies issued on a guaranteed issue basis, where evidence of insurability is not required and only limited underwriting information is obtained when underwriting on a guaranteed issue basis. Policies issued to employers, trustees and similar entities are often issued on a guaranteed issue basis. Therefore, Policies in this underwriting class may present an additional mortality expense to us relative to fully underwritten Policies. The additional risk is generally reflected in higher current insurance rates guaranteed not to exceed the 1980 Commissioners' Standard Ordinary Mortality Tables.

We may offer insurance coverage up to $2.5 million on a guaranteed issue or simplified issue basis under Policies in a single case that meet our requirements at the time of Policy issue.

MORTALITY AND EXPENSE RISK CHARGE. We deduct a mortality and expense risk charge to compensate us for assuming mortality and expense risks under the Policies. The mortality risk is that Insureds, as a group, may live for a shorter period of time than we estimate, and therefore, the cost of insurance charges specified in the Policy will not be sufficient to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount we estimated when we set the charges for those expenses.

The amount we charge for mortality and expense risk is as follows:


--------------------------------------------------------------------------------
 Policy Year                 Charge Rate
--------------------------------------------------------------------------------
Years 1-10    We will charge a monthly rate of
              0.05% (0.60% annually) of the
              Account Value in the Variable
              Account.
Years 11+     We guarantee a maximum
              monthly rate of 0.0375% (0.45%
              annually) of the Account Value in
              the Variable Account. We may
              reduce this charge.
--------------------------------------------------------------------------------

The mortality and expense risk charge is not assessed against the amount of the Policy Account Value allocated to the Guaranteed Interest Account, Fixed Separate Account, nor to amounts held in the Loan Account.

ADMINISTRATIVE CHARGE. We deduct a maximum charge of $12.50 each month to cover our costs of administering the policies. The administrative charge reimburses us for the administration and maintenance expenses of the policies. The administrative charge currently is $12.50 per month during the first three Policy years for Policies issued on a medically underwritten basis, and then becomes $7.50 per month on and after the third Policy anniversary. The administrative charge currently is $10.50 per month for Policies issued on a guaranteed issued basis, and then becomes $7.50 per month on and after the third Policy anniversary. We do not expect to profit from this charge.

OPTIONAL RIDER CHARGES. We deduct the charges for the optional riders you elect. The maximum amount of these charges is shown in the "Fee table" section of this prospectus. In addition, we discuss the charges for the guaranteed death benefit and the adjustable term insurance riders below.

If you elect the guaranteed death benefit rider, we will deduct a charge of $0.01 per $1,000 of Specified Amount per month during the term of the guaranteed death benefit rider. If you elect the adjustable term


                                                      Charges and Deductions  34
insurance rider, we will deduct a charge equal to the current cost of insurance rate times the Net Amount at Risk at the beginning of the Policy month.


TRANSACTION AND OTHER CHARGES

PARTIAL SURRENDER FEE. We deduct a partial surrender fee of the lesser of $25 or 2.0% of the amount surrendered on each partial surrender.


TRANSFER OF ACCOUNT VALUE. We reserve the right to charge up to a maximum of $25 for each transfer you make after the 12th transfer. We currently do not assess this fee. If we do assess a transfer charge, we will allocate the transfer charge against the elected subaccounts and/or the Guaranteed Interest Account and/or the Fixed Separate Account from which you are requesting that Fund Value be transferred.


OTHER CHARGES. We may charge the subaccounts for federal income taxes that we incur and are attributable to the Variable Account and its subaccounts. No such charge is currently assessed. In addition, there are fees and charges deducted from the assets of the Funds. These deductions are described in each Fund's prospectus.


PROJECTION REPORT CHARGE. You may request that we prepare a projection report at any time after the first policy anniversary by writing us at the Operations Center. The projection report will project future benefits and values under your Policy. We will charge you $25 for each projection report we prepare. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.



CORPORATE PURCHASERS -- REDUCTION OF CHARGES

For sales of the Policy to corporations, banks, institutions, or other business entities in situations where we expect to incur lower than normal expenses, we reserve the right to reduce or eliminate one or more of the charges or deductions described above or elsewhere in this Prospectus. We consider a number of factors to determine whether or not to expect expense reductions that would warrant a reduction or elimination of one or more charges or deductions. These may include but are not limited to:

o    the nature of the corporate, bank or institutional purchaser;

o    the case design;

o    whether the case is a Modified Endowment Contract;

o the size of the case (either by number of insured lives and/or anticipated aggregate premium);

o    the planned funding pattern for the case;

o    the anticipated persistency of the case;

o    the total assets under management by policy owner;

o reduced distribution expenses or reduced administrative expenses; or

o any other factors that indicate reduced levels of risk, expenses or services to Owners.

In certain circumstances, charge and deduction reductions may be contractually guaranteed. Where there is no guarantee of such reductions, future experience with a category of reduced charge/deduction cases may cause us to discontinue or modify some or all of the reductions on a uniform basis for all Policies in the case.


35  Charges and Deductions

15. Tax considerations

--------------------------------------------------------------------------------

INTRODUCTION
The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.



TAX STATUS OF THE POLICY

To qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a life insurance policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Moreover, the manner in which the applicable requirements of the Internal Revenue Code should be applied to certain features of the policy with its term insurance rider is not directly addressed by this guidance. Thus, while the Company believes that a policy should satisfy the applicable requirements assuming the Owner has the requisite insurable interest, it is not clear whether a policy will in all cases (particularly with respect to policies issued on a substandard basis, due to lack of guidance on the matter) satisfy the applicable requirements to receive the tax treatment normally accorded life insurance policies under the federal tax law. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to modify the policy as necessary in order to do so.

In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying Variable Account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the MONY America Variable Account L assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying Variable Account assets.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.


MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance policies are classified as Modified Endowment Contracts, with less favorable income tax treatment than other life insurance policies. Due to the policy's flexibility with respect to premium payments and benefits, each policy's circumstances will determine whether the policy is a Modified Endowment Contract. In general, however, a policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.


If there is a reduction in the benefits under the policy during the first seven policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the policy had originally been issued at the reduced face amount. If there is a "material change" in the policy's benefits or other terms, even after the first seven policy years, the policy may have to be retested as if it were a newly issued policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a Modified Endowment Contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED
ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:


                                                          Tax considerations  36

     1) All distributions other than death benefits, including distri butions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

     2) Loans taken from or secured by a policy classified as a Modi fied Endowment Contract are treated as distributions and taxed accordingly.

     3) A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance contract for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount deemed of the Outstanding Debt will be added to the amount distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisers.

BUSINESS USES OF POLICY. Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax adviser.


SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.



37  Tax considerations

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax retirement systems. For example, the President's Advisory Panel on Federal Tax Reform recently announced its tax reform options. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.


FUTURE (2009 OR LATER) UNDERWRITTEN INCREASES IN BENEFITS OR COVERAGE OR ADDITION OF RIDERS. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 CSO ("Commissioner's Standard Ordinary") mortality tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes which are pursuant to the terms of the policy, including addition or removal of a rider and an increase or decrease in death benefit, if the change is not underwritten. As a result, absent further guidance, it is not clear whether 2009 or later increases of benefits or coverage or additions of riders or increases in rider benefits, which are subject to underwriting, would cause your policy to lose its ability to be tax tested under the 1980 CSO tables under which your policy operates. If we determine that the federal tax rules may require this result, we intend to refuse such 2009 or later increases or additions, which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We hope to have additional guidance from the IRS before 2009 at which time such rules could apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.



OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                                          Tax considerations  38

16. Other Policy information

--------------------------------------------------------------------------------

POLICY ILLUSTRATIONS

Upon request, the Company will send you personalized illustrations of hypothetical future benefits under the Policy based on both guaranteed and current cost assumptions. You should obtain a personalized illustration before purchasing a Policy. Contact your agent or the Operations Center (1-800-947-3598) to obtain a personalized illustration. We reserve the right to charge you $25 for each policy illustration you request. We will bill you for this amount. This is not a charge that is deducted from your Fund Value.



RIGHT TO EXCHANGE POLICY

During the first 24 months following the Policy Date, you may exchange your Policy for one where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


MISSTATEMENT OF AGE OR GENDER

If the Insured's age or gender was misstated in an application, any Death Benefit will be adjusted to reflect the amount of coverage that would have been supported by the most recent monthly deduction under the Policy based on the then current insurance rate for the correct age and gender.


SUICIDE EXCLUSION

If the Insured commits suicide, while sane or insane, within two years from the issue date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured commits suicide, while sane or insane, within two years of the effective date of any unscheduled increase in the Specified Amount or Target Death Benefit, we will refund the cost of insurance charges made with respect to such increase.


INCONTESTABILITY

The Policy limits our right to contest a Policy as issued, as increased, or as reinstated, except for material misstatements contained in the application after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy issue date, or effective date of the increase in Specified Amount or reinstatement.


SETTLEMENT OPTIONS

Death Proceeds, maturity benefit, or surrender value will be paid in one lump sum, unless requested otherwise. Any part of the Proceeds can be left with us and paid under a payment plan. During the Insured's life, you can choose a plan. A Beneficiary can choose a plan if you have not chosen one at the Insured's death but not more than one month after Proceeds become payable. Please see your Policy for more information about the plans.


LEGAL PROCEEDINGS

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.



VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your Policy. The Company or your financial professional can advise you about any variations that may apply to your Policy.



39  Other Policy information

17. Additional information

--------------------------------------------------------------------------------


DISTRIBUTION OF THE POLICIES
The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account L.+ The offering of the policies is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly- owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The policies are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). The Distributors are under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Sales compensation paid to the Distributors will generally not exceed 30.8% of the first year premiums paid. Thereafter, sales compensation shall not exceed 15% of premiums paid. Beginning, at the earliest, in the second policy year, the Distributors will receive ongoing asset-based compensation up to a maximum of 0.20% annually of the Account Value less Outstanding Debt of the Policy.

Upon any subsequent increase in Specified Amount, sales compensation will equal a maximum of 30.8% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The sales compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.

The Distributors may also pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may

----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.



                                                      Additional information  40
cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the NASD, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any compensation paid will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.




OTHER INFORMATION

We filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This Prospectus does not include all of the information set forth in the registration statement (including the Statement of Additional Information), its amendments, and exhibits. Statements in this Prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.


41  Additional information

18. Financial statements

--------------------------------------------------------------------------------


The audited financial statements of MONY America Variable Account L and the Company are set forth in the Statement of Additional Information.

These financial statements have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.
PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



                                                        Financial statements  42

Appendix A: Glossary

--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Account Value - The sum of the amounts under the Policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account and the Loan Account.

Attained Age - The Insured's age on the Policy issue date plus the number of full years since the Policy issue date.

Beneficiary - The person or entity designated by the Owner to receive the Death Proceeds of the Policy.

Cash Value - The Account Value of the Policy plus any refund of sales charge.

Code - The Internal Revenue Code of 1986, as amended.

Company - MONY Life Insurance Company of America. "We," "us," or "our" refers to the Company.

Death Benefit - The benefit payable under a Policy upon the death of the Insured as determined as of the date of death.

Death Proceeds - The actual amount payable to the Beneficiary.

Enhanced Cash Value - The amount added to Cash Value should an Owner make a full surrender of the Policy in the first eight Policy years and meet the conditions of the Enhanced Cash Value Rider.

Fixed Separate Account - This account is a pool of assets held in a separate account established by the Company. This account is legally segregated from the Company's General Account and its assets are insulated from liabilities arising out of any business which the Company may conduct. The interest credited to this account is not dependent upon the investment performance of the underlying assets.

Fund - Any open-end management investment company or unit investment trust in which a subaccount invests.

General Account - The assets of the Company other than those allocated to the Variable Account or any other segregated asset accounts of the Company.

Guaranteed Interest Account - This account is part of the General Account of the Company. The Owner may allocate all or a part of the Policy's Net Premium payments to this account. This account will credit the Owner with a fixed interest rate (which will not be less than 3.0%) declared by the Company.

Insured - The person whose life is insured under a Policy.


Loan Account - An account to which amounts are transferred from the subaccounts of MONY America Variable Account L, the Fixed Separate Account and the Guaranteed Interest Account as collateral for any loan the Owner requests. We will credit interest to the Loan Account at a rate not less than 3.0%. The Loan Account is part of the Company's General Account.


Monthly Anniversary Day - The same day in each month as the Policy Date. This day is shown on the Policy schedule.

Net Amount at Risk - The amount by which the base death benefit exceeds Account Value.

Net Premium - The premium paid less the sales charge and the tax charges.


Operations Center - The Company's service center at 100 Madison, Syracuse, New York 13202. The telephone number of the Operations Center is 1.800.947.3598.


Outstanding Debt - The unpaid balance of any loan which the Owner requests on the Policy. The unpaid balance includes accrued loan interest that is due and has not been paid by the Owner.

Owner - The Owner of the Policy as named in the Policy.

Policy - The Policy with any attached application(s), any riders, and any endorsements.

Policy Date - The Policy Issue Date or, if later, the Policy Date you request in your application. You should note that the Policy Date can be prior to the Policy Issue Date. We use the Policy Date to determine Policy months and years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Issue Date - The date we authorize delivery of the Policy.

Scheduled Premium - A premium paid according to a payment schedule we establish with the Owner.

Specified Amount - The minimum Death Benefit for as long as the Policy remains in effect.

Subaccount - A subdivision of the Variable Account that invests exclusively in shares of a Fund.

Target Death Benefit - The amount specified in the application for the Policy, or as changed by the Owner from time to time (Specified Amount) plus the Adjustable Term Insurance Rider's benefit amount. You only have a Target Death Benefit if you have an Adjustable Term Insurance Rider.

Target Premium - The Target Premium is an amount equal to the maximum amount of premium which may be paid for a death benefit Option 1 Policy without violating the limits imposed by the federal income tax definition of a modified endowment contract.

Unit Value - The measure of value in a subaccount.

Valuation Date - Each day that the New York Stock Exchange is open for trading or any other day on which there is sufficient trading in the securities of a Fund portfolio to materially affect unit value of that subaccount of MONY America Variable Account L.

Variable Account - MONY America Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Account Value.

You or Your - The Owner as shown in the Policy.

A-1  Appendix A: Glossary

Requesting more information

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS


                                                                           Page
Additional information about the Company....................................2
MONY Life Insurance Company of America......................................2
MONY America Variable Account L.............................................2
Federal bank regulatory considerations......................................2
Additional Policy information...............................................2
The Policy..................................................................2
Effect of partial surrenders on Account Value and Death Benefit proceeds....3
State variations............................................................3
Dividends...................................................................3
Other changes to your Policy................................................3
Beneficiary.................................................................3
Assignment..................................................................3
Notification and claims procedures..........................................4
The portfolios..............................................................4
Dollar-cost averaging and automatic rebalancing.............................4
Settlement plan/settlement provisions.......................................5
Distribution of the policies................................................6

Legal developments regarding unisex actuarial tables........................6
Report to Policy owners.....................................................6
Records and accounts........................................................6
Experts.....................................................................6
Financial statements........................................................6
Index to financial statements...........................................FSA-1

To learn more about the Policy, you should read the Statement of Additional Information ("SAI") dated the same date as this Prospectus. The Table of Contents for the SAI is on the last page of this Prospectus. For a free copy of the SAI, please contact your agent, call us toll-free at 1-800-947-3598, or write us at our Operations Center at 100 Madison Street, Syracuse, NY 13202.


You may also contact your agent, call us toll-free, or write us at our Operations Center if you wish to receive personalized illustrations of an Insured's Death Benefits, Cash Values and Account Values, and to request other information about your Policy.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may review and copy information about us and the Policy (including the SAI) at the SEC's Public Reference Room in Washington, DC, or you may obtain information upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, DC 20549-0102 or by accessing the SEC's website at http://www.sec.gov. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


Investment Company Act of 1940 Registration File No. 811-04234.

Corporate Sponsored Variable Universal Life

MONY America Variable Account L

Statement of Additional Information

For flexible premium variable life
insurance policy

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") contains additional information regarding the flexible premium variable life insurance policy (the "Policy") offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.


This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2006 and the prospectuses for AIM Variable Insurance Funds, The Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance TrustSM, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., The Universal Institutional Funds, Inc., and Van Eck Worldwide Insurance Trust. You may obtain a copy of these prospectuses by writing or calling us at our Operations Center shown below.

The date of this Statement of Additional Information is May 1, 2006.


TABLE OF CONTENTS

Additional information about the Company                                     2
MONY Life Insurance Company of America                                       2
MONY America Variable Account L                                              2
Federal bank regulatory considerations                                       2
Additional Policy information                                                2
The Policy                                                                   2
Effect of partial surrenders on Account Value and Death
     Benefit proceeds                                                        3
State variations                                                             3
Dividends                                                                    3
Other changes to your Policy                                                 3
Beneficiary                                                                  3
Assignment                                                                   3
Notification and claims procedures                                           4
The portfolios                                                               4
Dollar-cost averaging and automatic rebalancing                              4
Settlement plan/settlement provisions                                        5
Distribution of the Policies                                                 6
Legal developments regarding unisex actuarial tables                         6
Report to Policy Owners                                                      6
Records and accounts                                                         6
Experts                                                                      6
Financial statements                                                         7

Index to financial statements                                            FSA-1


                                   Issued by
                    MONY Life Insurance Company of America
                1290 Avenue of the Americas, New York, NY 10104


                              Operations Center:
                     100 Madison Street, Syracuse, NY 13202

                                (800) 947-3593



                                                                 MLA-COLI/x01214

ADDITIONAL INFORMATION ABOUT THE COMPANY



MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and MONY Holdings, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $643.4 billion in assets as of December 31, 2005. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the policies. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the policies.

We have a service agreements with affiliates pursuant to which the Company is provided services necessary to operate. We administer the Policies ourselves, utilizing the services provided by MONY and Andesa TPA, Inc. to meet our obligations under the Policies.


We are subject to the laws of the State of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed to operate or may become licensed to operate. We must file an annual statement in a prescribed form with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st of each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws.


FEDERAL BANK REGULATORY CONSIDERATIONS
To assist banks in determining whether to purchase a corporate-owned life insurance ("COLI") policy such as the Policy, the Office of the Comptroller of the Currency ("OCC") has established guidelines describing several factors that national banks should consider. On July 20, 2000, the OCC issued Bulletin 2000-23 that outlines certain supervisory considerations a bank should consider before purchasing a COLI policy. These include the following:

o The bank should determine the need for insurance by identifying the specific risk of loss or obligation to be insured against;

o Using the cost of insurance and the time value of money, the bank should ensure that the amount of insurance purchased is not excessive;

o The bank should consider using a vendor to purchase the COLI policy which could work with the bank in designing, negotiating, and administering/servicing the COLI policy;

o Because of the long duration of the COLI policy, the bank should consider the characteristics of the policy as well as the insurance company's credit rating, general reputation and experience in the marketplace;

o The bank should consider whether the benefits to be derived from the COLI policy will achieve the bank's objectives;

o The bank should determine that any compensation provided by COLI used in a split-dollar arrangement (i.e., where the employer and employee share the rights to a policy's cash surrender value and death benefits) combined with all other compensation is not excessive;

o The bank should analyze the transaction, credit, interest rate, liquidity, compliance and price risk it will be subject to with its purchase of the COLI policy; and

o The bank should consider alternatives to the purchase of a COLI policy and document its decision concerning its COLI policy purchase.

The OCC also indicates that purchasing insurance to indemnify a bank against a specific risk does not relieve the bank from other responsibilities relating to managing that risk.


ADDITIONAL POLICY INFORMATION

THE POLICY

The Policy, a copy of the initial application, any subsequent applications to change the Policy, any endorsements, riders, and all additional Policy information sections (specification pages) added to the Policy make up the entire contract between us and the Owner. Only statements made in the applications can be used to void the Policy or to deny a claim. We assume that all statements in an application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties. We rely on those statements when we issue or change a Policy. As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.


EFFECT OF PARTIAL SURRENDERS ON ACCOUNT VALUE AND DEATH BENEFIT PROCEEDS

When a partial surrender is made and you selected Death Benefit Option 1, the Target Death Benefit and the base death benefit of your Policy is generally decreased by the amount of the partial surrender (plus its fee). If the reduced base death benefit is less than the Specified Amount in force on that day, the Specified Amount will be decreased to equal that reduced base death benefit.

The Target Death Benefit in force must also be adjusted as follows:


1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee).


2) if the base death benefit before the partial surrender is greater than or equal to the Target Death Benefit, the Target Death Benefit under the Policy is reduced by the lesser of:


     a)   the amount of the partial surrender, plus its applicable fee;

                                     --or--


     b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender including any applicable fee.

When a partial surrender is made and you selected Death Benefit Option 2, the Target Death Benefit is generally decreased by the amount of the partial surrender (plus the amount of the partial surrender fee). The partial surrender will not change the Specified Amount of the Policy. However, the partial surrender will reduce the base death benefit by the amount of the partial surrender. If the Option 2 Death Benefit is based upon the Cash Value times the death benefit percentage, a partial surrender may cause the base death benefit to decrease by an amount greater than the amount of the partial surrender. The Target Death Benefit under the Policy is reduced by:

1) if the base death benefit before the partial surrender is less than the Target Death Benefit, the Target Death Benefit will be reduced by the amount of the partial surrender (plus its applicable fee); or


2) if the base death benefit prior to the partial surrender is greater than or equal to the Target Death Benefit, the Target Death Benefit will be reduced by the lesser of:


     a)   the amount of the partial surrender, plus its applicable fee;


                                     --or--


     b) the amount, if any, that the Target Death Benefit exceeds the difference between the base death benefit and the amount of the partial surrender.

STATE VARIATIONS

Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Our Policy and any endorsements or riders are the controlling documents. If you would like to review a copy of your Policy and its endorsements and riders, if any, contact our Operations Center.


DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.


OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

o to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

o to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

o to reflect a change in the operation of the Variable Account, if allowed by the Policy.


BENEFICIARY

The Beneficiary is the individual named as such in the application or any later change shown in our records. We will pay the Death Benefit Proceeds to the Beneficiary. Unless otherwise provided, the Beneficiary must be living at the time of the Insured's death to receive the Proceeds. Any reference to the Beneficiary living or surviving will mean living on the earlier of (a) the day due proof of the Insured's death is received by us at our Operations Center and
(b) the 14th day after the Insured's death. The Owner may designate contingent and/or concurrent Beneficiaries as well as permanent Beneficiaries. The Owner may change the Beneficiary at any time during the Insured's life. We will need the written consent of any permanent Beneficiaries to make a change.


To make a change, the Owner must submit a written request on a form we provide to our Operations Center. The change will take effect as of the date you sign the request. But we must first accept and record this change.


Unless otherwise provided, if no designated Beneficiary is living when the Insured dies, the Death Benefit Proceeds will be payable to the Insured's executors or administrators.


ASSIGNMENT

You may assign your Policy as collateral to secure a loan or other obligation. No assignment will bind us unless you send the original or a copy of the written notice of the assignment to us at our Operations Center. The assignment will take effect once we have recorded the assignment.

An assignment does not change the ownership of the Policy. However, after an assignment, the rights of any Owner or Beneficiary will be subject to the assignment. The entire Policy, including any attached payment option or rider, will be subject to the assignment. All assignments will be subject to Outstanding Debt and any actions we took before the assignment took effect. We will rely solely on the statement of the assignee as to the amount of his or her interest. We will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights granted by this Policy except: (a) the right to change the Owner or Beneficiary; and (b) the right to elect a payment option. Assignment of a Policy may have adverse tax consequences. Consult the section on "Tax Considerations" in the prospectus for more information.


NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the Policy be returned for any Policy change or upon its surrender.

If an Insured dies while the Policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the Beneficiary and the Insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the Insured, including but not limited to medical records of physicians and hospitals used by the Insured.


THE PORTFOLIOS

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding."

Currently, the Company does not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.

We will purchase shares of the portfolios at net asset value (i.e., without a sales load) and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to make payments under the Policies. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of that portfolio at net asset value. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit Values. We may, on behalf of the Variable Account, elect not to reinvest dividends and capital gains distributions.


DOLLAR-COST AVERAGING AND AUTOMATIC REBALANCING

We offer dollar-cost averaging and automatic rebalancing services at no charge to you. Transfers as a result of dollar-cost averaging and automatic rebalancing do not count toward the 12 free transfers per Policy year. We may terminate these services at any time and may charge for these services in the future, but will give you 30 days notice before we terminate or charge for a service. These services involve the sale of units in one or more Subaccounts and the purchase of units in one or more other Subaccounts. Thus, this may result in a loss of Account Value.

If you elect both dollar-cost averaging and automatic rebalancing, we will process the dollar-cost averaging transfer before we process the automatic rebalancing transfer. Neither dollar-cost averaging nor automatic rebalancing guarantee an investment gain or protect against an investment loss.

DOLLAR-COST AVERAGING. We offer dollar-cost averaging to Owners with Account Value allocated to the Money Market Subaccount. The main objective of dollar-cost averaging is to protect Account Value from short-term price fluctuations. Under dollar-cost averaging, the same dollar amount is transferred to other Subaccounts each period. Therefore, more units are purchased in a Subaccount if the value per unit that period is low, and fewer units are purchased if the value per unit that period is high. This plan of investing keeps you from investing too much when prices of shares are high and too little when prices of shares are low.


You may elect dollar-cost averaging by completing and returning the form we provide to our Operations Center. Once you elect the service, we will transfer a designated dollar amount of Account Value from the EQ/Money Market Subaccount to one or more other Subaccounts each period. You may elect that the transfers occur monthly or quarterly. Dollar-cost averaging transfers may not be made to the Guaranteed Interest Account. You may terminate dollar-cost averaging at a designated date or when the EQ/Money Market Subaccount reaches a pre-defined minimum balance.

Each dollar-cost averaging transfer must be for at least $250. Automatic monthly transfers will take place on the 10th day of each calendar month; automatic quarterly transfers take place on the 10th day of the last month of each calendar quarter. If you elect dollar-cost averaging at the time of Policy application, we will begin transfers in the appropriate calendar month following the completion of the Right to Return Policy period. If you elect dollar-cost averaging after we issue the Policy, we will begin transfers in the appropriate calendar month which is at least 30 days following our receipt of your request for dollar-cost averaging. If, at the time of any transfer, the amount in the EQ/Money Market Subaccount is equal to or less than the amount elected to be transferred, we will transfer the entire remaining balance and dollar-cost averaging will end. You may change the amount of or the Subaccounts to which we transfer Account Value once each Policy year. You may cancel dollar-cost averaging at any time by sending notice to our Operations Center which is received at the Center at least 10 days before the next transfer date.

AUTOMATIC REBALANCING. Automatic rebalancing is a method for maintaining a balanced approach to allocating Account Value among Subaccounts and simplifying the process of asset allocation over time. You may elect automatic rebalancing when you apply for a Policy or at any time thereafter by completing and returning to us at the Operations Center the form we provide. Automatic rebalancing matches Subaccount Account Value allocations over time to the most recently filed allocation percentages for new premiums allocated to the Subaccounts. As of the 10th day of the last month of each calendar quarter, we will automatically re-allocate the amounts in each of the Subaccounts into which you allocated premiums to match the premium allocation percentages. This will rebalance Subaccount Account Values that may be out of line with the allocation percentages you indicated, which may result, for example, from Subaccounts that underperform other Subaccounts during certain quarters. We will not rebalance allocations to the Guaranteed Interest Account or the Fixed Separate Account.

If you elect automatic rebalancing with your Policy application, the first transfer will occur on the 10th day of the last month of the calendar quarter which begins after the end of the Right to Return Policy period. If you elect automatic rebalancing after we issue the Policy, we will begin as of the 10th day of the last month of the calendar quarter which follows our receipt of your notification at our Operations Center.

The automatic rebalancing feature percentages may be adjusted by changing the Policy's premium allocation percentages. If the automatic rebalancing feature is active on a Policy and a premium allocation which does not meet the Company's requirement is received, the Company will notify the Owner that the allocation must be changed; any such request will not be processed unless a request for discontinuance of automatic rebalancing is received.

You may terminate automatic rebalancing at any time, so long as we receive your notice of termination at our Operations Center at least 10 days prior to the next scheduled transfer.


SETTLEMENT PLAN/SETTLEMENT PROVISIONS

We will pay Death Benefit Proceeds or Account Value (less Outstanding Debt) in one lump sum, unless requested otherwise. Any part of the Proceeds can be left with us and paid under a payment plan.

There are several important payment plan rules:

o If you change a Beneficiary, your plan selection will no longer be in effect unless you request that it continue.

o    Any choice or change of a plan must be sent in writing to our Operations
     Center.

o    The amount of each payment under a plan must be at least $25.

o Payments will begin either on the date the Death Benefit is payable, we have received Proof of Death and an optional payment plan was elected, or on surrender, except for payments under Plan 1 which begin 1, 3, 6 or 12 months after that date.

o    Payments are backed by assets in our General Account.

We will issue a supplementary contract when Proceeds are settled under an optional payment plan.

We will make payments monthly unless quarterly, semi-annual or annual payments are asked for when the option is chosen. But, if payments of the chosen frequency would be less than $25 each, we may use a less frequent basis. The chart below shows how we will calculate payments if monthly payments are not elected.


------------------------------------------------------------------------------------------
 To obtain the amount of other than monthly
 payment, multiply the monthly payment by the                          Semi-     Quar-
 appropriate factor                                        Annual     Annual     terly
------------------------------------------------------------------------------------------
PLAN 2                                                    11.85       5.97       2.99
PLAN 3 -- 0 Years Certain                                 11.68       5.90       2.97
PLAN 3 -- 20 Years Certain, or Specified Period Certain   11.80       5.95       2.99
PLAN 3 -- 10 Years Certain, or PLAN 3A                    11.74       5.92       2.97
------------------------------------------------------------------------------------------

Before we pay under Plan 3 or 3A, we must receive proof of age which satisfies us. After the Policy Date, unless otherwise provided in the settlement approved by us at the time it was chosen, any settlement under Plan 1, 2, 3, or 4 will end at the payee's death. The amount stated below for that plan will then be paid in one sum to the payee's executors or administrators.

Plan 1 or 4 -- Any unpaid Proceeds and interest to the date of death.

Plan 2 or 3 -- The amount which, with compound annual interest, would have provided any future income payments for: (a) the specified period (Plan 2); or
(b) the specified period certain (Plan 3). This interest will be at the rate or rates we assumed in computing the amount of income.

The optional payment plans we offer are as follows:

Plan 1. Interest Income. Interest on the Proceeds held by us at the rate set by us for each year. This rate will not be less than 2.75%.

Plan 2. Income for Specified Period. Income for the number of years chosen, based on the table below.

This table shows the monthly income for each $1,000 of Proceeds. Payments may be increased by additional interest as we may determine for each year.


OPTION 2 TABLE


---------------------------------------------------------------------------------------------------------------------------
  Years           1           2          3          4          5          6          7          8          9         10
  Amount       $84.37       42.76      28.89      21.96      17.80      15.03      13.06      11.58      10.42      9.50
  Years            11          12         13         14         15         16         17         18         19        20
  Amount       $ 8.75        8.13       7.60       7.15       6.76       6.41       6.11       5.85       5.61      5.39
---------------------------------------------------------------------------------------------------------------------------

Plan 3. Single Life Income. Income for a period certain and during the balance of the payee's lifetime. The period certain chosen may be: (a) 0, 10 or 20 years; or (b) the period required for the total income payments to equal the Proceeds (for a specified period certain). The amount of income will be figured by us on the date the Proceeds become payable. This amount will be at least as much as the applicable amount based on the Plan 3 table in your Policy. The minimum income amounts shown in that table are based on the 1983 Table a (discrete functions, without projections for future mortality) with 3.50% interest.

Plan 3A. Joint Life Income. Income during the joint lifetime of the payee and another person. Income will continue during the balance of the survivor's lifetime. The type of income chosen may give a survivor's income equal to: (a) the income amount payable during the joint lifetime; or (b) two-thirds of that income amount.

The amount of income payable during the joint lifetime will be figured by us on the date the Proceeds become payable. This amount will be at least as much as the applicable amount based on the Plan 3A table in your Policy. The minimum income amounts shown in that table are based on the 1983 Table (discrete functions, without projections for future mortality) with 3.50% interest. If a person for whom Plan 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Plan 3 with 10 years certain.

Plan 4. Income of Specified Amount. Income, of the amount chosen, for as long as the Proceeds and interest last. But, the amount chosen may not be less each year than 10% of the Proceeds. Interest will be credited annually on the balance of the Proceeds at the rate for each year set by us. This rate will not be less than 2.75% a year.

Before paying Option 3 or 3A, we will require proof of age of the payee that satisfies us.

Even if the death benefit under the Policy is excludible from income, payments under Settlement Options may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the Settlement Options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the Settlement Options.



DISTRIBUTION OF THE POLICIES

AXA Distributors receives fees for the sale of variable life insurance policies. AXA Distributors received compensation with respect to the Policies offered through the Variable Account in the following amounts during the periods indicated:




---------------------------------------------------------------------
                                           Aggregate Amount of
                                         Commissions Retained
                                          by AXA Distributors
                                         After Payments to its
                Aggregate Amount of           Registered
     Fiscal    Commissions Paid to     Persons and Other Sell-
      Year        AXA Distributors*        ing Broker-Dealers
---------------------------------------------------------------------
      2003       $16,246,718                       N/A
      2004       $14,126,357                       N/A
      2005       $ 7,490,997                       N/A
---------------------------------------------------------------------



* Includes sales compensation paid to registered persons of AXA Distributors. Also, in fiscal years 2003, 2004 and part of 2005, these payments were made to MSC.

AXA Distributors passes through commissions it receives and does not retain any override as distributor for the Policies. However, under the distribution agreement with AXA Distributors, the Company will pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Policies. We also pay for AXA Distributors' operating and other expenses as it relates to the Policies.


Please see your Prospectus for detailed information regarding the distribution of the policies.

LEGAL DEVELOPMENTS REGARDING UNISEX ACTUARIAL TABLES

In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In that case, the Supreme Court applied its decision only to benefits derived from contributions made on or after August 1, 1983. Subsequent decisions of lower federal courts indicate that, in other factual circumstances, the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, legislative, regulatory, or decisional authority of some states may prohibit the use of sex-distinct mortality tables under certain circumstances. The Policies, other than Policies issued in states which require "unisex" policies (currently Montana), are based upon actuarial tables which distinguish between men and women and, thus, the Policy provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Policy.


REPORT TO POLICY OWNERS

We will send a statement to each Owner at least annually that: (a) sets forth a summary of the transactions which occurred since the date of the last statement; and (b) indicates the Death Benefit, Specified Amount, Account Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate your allocation of Account Value among the Guaranteed Interest Account, the Fixed Separate Account, the Loan Account, and the Subaccounts, along with any other information required by law. Confirmations will be sent out to you upon premium payments, transfers, loans, loan repayments, partial surrenders, and surrenders.

Each Owner will also receive an annual report and a semiannual report that contains the financial statements of the Variable Account and the Funds. The Funds' statement will include a list of the portfolio securities held by the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required under the federal securities laws.


RECORDS AND ACCOUNTS

We will maintain all records and accounts relating to the Variable Account and the Funds. We will handle all financial transactions. All reports required to be made and information required to be given will be provided by Andesa on our behalf.


EXPERTS


The financial statements of MONY America Variable Account L for the year ended December 31, 2005, and for each of the two years in the period ended December 31, 2005, and the financial statements of the Company at December 31, 2005 and 2004, and for the year ended December 31, 2005 and the six months ended December 31, 2004 and the six months ended June 30, 2004 and the year ended December 31, 2003, have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, independent registered public accounting firm.

PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm......................................................    2
 Statements of Assets and Liabilities as of December 31, 2005..................................................  F-3
 Statements of Operations for the Year Ended December 31, 2005................................................. F-19
 Statements of Changes in Net Assets for the Years Ended December 31, 2005 and December 31, 2004............... F-30
 Notes to Financial Statements........................................ .......................................  F-55

With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm......................................................  F-1
Balance Sheets as of December 31, 2005 and 2004...............................................................  F-2
 Statements of Operations for the Year Ended December 31, 2005 (Successor), Six Months Ended December 31, 2004
 (Successor), Six Months Ended June 30, 2004 (Predecessor), and the Year Ended December 31, 2003
 (Predecessor)................................................................................................  F-3
Statements of Shareholder's Equity for the Years Ended December 31, 2005, 2004 and 2003.......................  F-4
 Statements of Cash Flows for the Year Ended December 31, 2005 (Successor), Six Months Ended December 31, 2004
 (Successor), Six Months Ended June 30, 2004 (Predecessor), and the Year Ended December 31, 2003
(Predecessor).................................................................................................  F-5
 Notes to Financial Statements................................................................................  F-7

                                     FSA-1

--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account L

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L listed in Note 1 at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 13, 2006

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2005


                                                           AIM V.I.         AIM V.I.             AIM V.I.
                                                         Basic Value   Financial Services   Global Health Care
                                                        ------------- -------------------- --------------------
Assets:
Shares held in respective Funds .......................      43,377           21,037               33,562
                                                             ------           ------               ------
Investments at cost ...................................    $487,857         $276,247             $563,082
                                                           --------         --------             --------
Investment in respective Funds, at net asset value         $536,574         $321,238             $686,016
Amount due from respective Funds ......................          --               --                   --
Amount due from MONY America ..........................         639               46                   74
                                                           --------         --------             --------
  Total Assets ........................................     537,213          321,284              686,090
                                                           --------         --------             --------
Liabilities:
Amount due to respective Funds ........................         639               46                   74
Amount due to MONY America ............................          --               --                   --
                                                           --------         --------             --------
  Total Liabilities ...................................         639               46                   74
                                                           --------         --------             --------
Net Assets ............................................    $536,574         $321,238             $686,016
                                                           ========         ========             ========


                                                           AIM V.I.
                                                           Mid Cap      AIM V.I.    Alger American   Alger American
                                                         Core Equity   Technology      Balanced      MidCap Growth
                                                        ------------- ------------ ---------------- ---------------
Assets:
Shares held in respective Funds .......................      25,868       13,059         267,322          455,043
                                                           --------     --------      ----------       ----------
Investments at cost ...................................    $340,475     $144,764      $3,498,322       $8,649,115
                                                           --------     --------      ----------       ----------
Investment in respective Funds, at net asset value         $352,062     $165,716      $3,860,133       $9,965,441
Amount due from respective Funds ......................          --           --              --               --
Amount due from MONY America ..........................         727           59             565            4,898
                                                           --------     --------      ----------       ----------
  Total Assets ........................................     352,789      165,775       3,860,698        9,970,339
                                                           --------     --------      ----------       ----------
Liabilities:
Amount due to respective Funds ........................         727           59             565            4,898
Amount due to MONY America ............................          --           --              --               --
                                                           --------     --------      ----------       ----------
  Total Liabilities ...................................         727           59             565            4,898
                                                           --------     --------      ----------       ----------
Net Assets ............................................    $352,062     $165,716      $3,860,133       $9,965,441
                                                           ========     ========      ==========       ==========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

    The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                           Dreyfus IP    Dreyfus Socially
                                                           Small Cap       Responsible        Dreyfus Stock
                                                          Stock Index   Growth Fund, Inc.   Index Fund, Inc.
                                                         ------------- ------------------- ------------------
Assets:
Shares held in respective Funds ........................     384,546            56,864           2,008,209
                                                          ----------        ----------         -----------
Investments at cost ....................................  $5,282,354        $1,329,868         $57,191,604
                                                          ----------        ----------         -----------
Investment in respective Funds, at net asset value .....  $6,410,386        $1,483,006         $63,901,214
Amount due from respective Funds .......................          --                --                  --
Amount due from MONY America ...........................       2,250             1,834               4,502
                                                          ----------        ----------         -----------
  Total Assets .........................................   6,412,636         1,484,840          63,905,716
                                                          ----------        ----------         -----------
Liabilities:
Amount due to respective Funds .........................       2,250             1,834               4,502
Amount due to MONY America .............................          --                --                  --
                                                          ----------        ----------         -----------
  Total Liabilities ....................................       2,250             1,834               4,502
                                                          ----------        ----------         -----------
Net Assets .............................................  $6,410,386        $1,483,006         $63,901,214
                                                          ==========        ==========         ===========

                                                                                                Dreyfus VIF    EQ/Bear Stearns
                                                           Dreyfus VIF       Dreyfus VIF       Small Company    Small Company
                                                          Appreciation   International Value       Stock            Growth
                                                         -------------- --------------------- --------------- -----------------
Assets:
Shares held in respective Funds ........................       27,524            684,080            131,675        1,869,259
                                                           ----------        -----------         ----------      -----------
Investments at cost ....................................   $  973,388        $ 9,023,130         $2,738,606      $13,463,305
                                                           ----------        -----------         ----------      -----------
Investment in respective Funds, at net asset value .....   $1,021,410        $11,964,559         $2,866,572      $16,374,711
Amount due from respective Funds .......................           --                 --                 --               --
Amount due from MONY America ...........................          754             56,321              6,063            4,571
                                                           ----------        -----------         ----------      -----------
  Total Assets .........................................    1,022,164         12,020,880          2,872,635       16,379,282
                                                           ----------        -----------         ----------      -----------
Liabilities:
Amount due to respective Funds .........................          754             56,321              6,063            4,571
Amount due to MONY America .............................           --                 --                 --               --
                                                           ----------        -----------         ----------      -----------
  Total Liabilities ....................................          754             56,321              6,063            4,571
                                                           ----------        -----------         ----------      -----------
Net Assets .............................................   $1,021,410        $11,964,559         $2,866,572      $16,374,711
                                                           ==========        ===========         ==========      ===========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                               EQ/Boston
                                                                                            Advisors Equity
                                                                                                 Income*
                                                                                           -----------------
Assets:
Shares held in respective Funds ..........................................................      1,613,078
                                                                                              -----------
Investments at cost ......................................................................    $ 8,998,477
                                                                                              -----------
Investment in respective Funds, at net asset value .......................................    $10,258,203
Amount due from respective Funds .........................................................             --
Amount due from MONY America .............................................................            330
                                                                                              -----------
  Total Assets ...........................................................................     10,258,533
                                                                                              -----------
Liabilities:
Amount due to respective Funds ...........................................................            330
Amount due to MONY America ...............................................................             --
                                                                                              -----------
  Total Liabilities ......................................................................            330
                                                                                              -----------
Net Assets ...............................................................................    $10,258,203
                                                                                              ===========

                                                                                                 EQ/Calvert
                                                                                            Socially Responsible
                                                                                           ----------------------
Assets:
Shares held in respective Funds ..........................................................          32,180
                                                                                                  --------
Investments at cost ......................................................................        $235,189
                                                                                                  --------
Investment in respective Funds, at net asset value .......................................        $263,553
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................             129
                                                                                                  --------
  Total Assets ...........................................................................         263,682
                                                                                                  --------
Liabilities:
Amount due to respective Funds ...........................................................             129
Amount due to MONY America ...............................................................              --
                                                                                                  --------
  Total Liabilities ......................................................................             129
                                                                                                  --------
Net Assets ...............................................................................        $263,553
                                                                                                  ========

                                                                                                EQ/Capital      EQ/Caywood-Scholl
                                                                                            Guardian Research    High Yield Bond
                                                                                           ------------------- -------------------
Assets:
Shares held in respective Funds ..........................................................         157,037           2,932,683
                                                                                                ----------         -----------
Investments at cost ......................................................................      $2,355,193         $13,345,832
                                                                                                ----------         -----------
Investment in respective Funds, at net asset value .......................................      $1,964,533         $13,373,034
Amount due from respective Funds .........................................................           1,132               3,741
Amount due from MONY America .............................................................              --                  --
                                                                                                ----------         -----------
  Total Assets ...........................................................................       1,965,665          13,376,775
                                                                                                ----------         -----------
Liabilities:
Amount due to respective Funds ...........................................................              --                  --
Amount due to MONY America ...............................................................           1,132               3,741
                                                                                                ----------         -----------
  Total Liabilities ......................................................................           1,132               3,741
                                                                                                ----------         -----------
Net Assets ...............................................................................      $1,964,533         $13,373,034
                                                                                                ==========         ===========

                                                                                               EQ/Enterprise      EQ/GAMCO Small
                                                                                            Moderate Allocation    Company Value
                                                                                           --------------------- ----------------
Assets:
Shares held in respective Funds ..........................................................         4,952,917          2,829,433
                                                                                                ------------        -----------
Investments at cost ......................................................................      $106,775,746        $65,382,183
                                                                                                ------------        -----------
Investment in respective Funds, at net asset value .......................................      $ 97,621,998        $76,140,042
Amount due from respective Funds .........................................................            40,208             29,448
Amount due from MONY America .............................................................                --                 --
                                                                                                ------------        -----------
  Total Assets ...........................................................................        97,662,206         76,169,490
                                                                                                ------------        -----------
Liabilities:
Amount due to respective Funds ...........................................................                --                 --
Amount due to MONY America ...............................................................            40,208             29,448
                                                                                                ------------        -----------
  Total Liabilities ......................................................................            40,208             29,448
                                                                                                ------------        -----------
Net Assets ...............................................................................      $ 97,621,998        $76,140,042
                                                                                                ============        ===========

                                                                                            EQ/Government
                                                                                             Securities
                                                                                           --------------
Assets:
Shares held in respective Funds ..........................................................    1,271,804
                                                                                            -----------
Investments at cost ......................................................................  $14,639,589
                                                                                            -----------
Investment in respective Funds, at net asset value .......................................  $13,837,230
Amount due from respective Funds .........................................................           --
Amount due from MONY America .............................................................       34,402
                                                                                            -----------
  Total Assets ...........................................................................   13,871,632
                                                                                            -----------
Liabilities:
Amount due to respective Funds ...........................................................       34,402
Amount due to MONY America ...............................................................           --
                                                                                            -----------
  Total Liabilities ......................................................................       34,402
                                                                                            -----------
Net Assets ...............................................................................  $13,837,230
                                                                                            ===========

-------
*  Denotes multiple share classes held in the respective fund.
   A ............................................................         97,644
   B ............................................................      1,515,434

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          EQ/Intermediate  EQ/International      EQ/Long
                                                             Term Bond          Growth          Term Bond
                                                         ---------------- ------------------ --------------
Assets:
Shares held in respective Funds ........................       751,790          3,193,998         801,934
                                                            ----------        -----------     -----------
Investments at cost ....................................    $8,399,611        $15,847,472     $11,137,633
                                                            ----------        -----------     -----------
Investment in respective Funds, at net asset value .....    $7,600,595        $16,640,730     $10,858,195
Amount due from respective Funds .......................           612              3,552           3,628
Amount due from MONY America ...........................            --                 --              --
                                                            ----------        -----------     -----------
  Total Assets .........................................     7,601,207         16,644,282      10,861,823
                                                            ----------        -----------     -----------
Liabilities
 : .....................................................
Amount due to respective Funds .........................            --                 --              --
Amount due to MONY America .............................           612              3,552           3,628
                                                            ----------        -----------     -----------
  Total Liabilities ....................................           612              3,552           3,628
                                                            ----------        -----------     -----------
Net Assets .............................................    $7,600,595        $16,640,730     $10,858,195
                                                            ==========        ===========     ===========

                                                           EQ/Marsico      EQ/Money      EQ/Montag &       EQ/PIMCO
                                                              Focus         Market     Caldwell Growth    Real Return
                                                         -------------- ------------- ----------------- --------------
Assets:
Shares held in respective Funds ........................      733,823     39,049,835      10,661,465       1,617,950
                                                          -----------    -----------     -----------     -----------
Investments at cost ....................................  $ 9,198,093    $39,049,835     $50,521,361     $16,837,054
                                                          -----------    -----------     -----------     -----------
Investment in respective Funds, at net asset value .....  $11,550,377    $39,049,835     $53,947,015     $16,406,107
Amount due from respective Funds .......................           --        200,992              --              --
Amount due from MONY America ...........................       54,907             --          69,737          43,409
                                                          -----------    -----------     -----------     -----------
  Total Assets .........................................   11,605,284     39,250,827      54,016,752      16,449,516
                                                          -----------    -----------     -----------     -----------
Liabilities
 : .....................................................
Amount due to respective Funds .........................       54,907             --          69,737          43,409
Amount due to MONY America .............................           --        200,992              --              --
                                                          -----------    -----------     -----------     -----------
  Total Liabilities ....................................       54,907        200,992          69,737          43,409
                                                          -----------    -----------     -----------     -----------
Net Assets .............................................  $11,550,377    $39,049,835     $53,947,015     $16,406,107
                                                          ===========    ===========     ===========     ===========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005


                                                                                             EQ/Short
                                                                                             Duration     EQ/TCW
                                                                                              Bond        Equity
                                                                                           ---------- --------------
Assets:
Shares held in respective Funds ..........................................................    19,836     2,803,981
                                                                                            --------   -----------
Investments at cost ......................................................................  $198,553   $58,390,089
                                                                                            --------   -----------
Investment in respective Funds, at net asset value .......................................  $197,371   $61,939,936
Amount due from respective Funds .........................................................       963        23,009
Amount due from MONY America .............................................................        --            --
                                                                                            --------   -----------
  Total Assets ...........................................................................   198,334    61,962,945
                                                                                            --------   -----------
Liabilities:
Amount due to respective Funds ...........................................................        --            --
Amount due to MONY America ...............................................................       963        23,009
                                                                                            --------   -----------
  Total Liabilities ......................................................................       963        23,009
                                                                                            --------   -----------
Net Assets ...............................................................................  $197,371   $61,939,936
                                                                                            ========   ===========

                                                                                                  EQ/UBS         Fidelity VIP
                                                                                            Growth and Income   Asset Manager
                                                                                           ------------------- ---------------
Assets:
Shares held in respective Funds ..........................................................       3,420,497           11,150
                                                                                               -----------         --------
Investments at cost ......................................................................     $17,521,359         $159,752
                                                                                               -----------         --------
Investment in respective Funds, at net asset value .......................................     $20,591,391         $167,698
Amount due from respective Funds .........................................................              --               --
Amount due from MONY America .............................................................           1,079               21
                                                                                               -----------         --------
  Total Assets ...........................................................................      20,592,470          167,719
                                                                                               -----------         --------
Liabilities:
Amount due to respective Funds ...........................................................           1,079               21
Amount due to MONY America ...............................................................              --               --
                                                                                               -----------         --------
  Total Liabilities ......................................................................           1,079               21
                                                                                               -----------         --------
Net Assets ...............................................................................     $20,591,391         $167,698
                                                                                               ===========         ========

                                                                                             Fidelity VIP    Fidelity VIP
                                                                                            Contrafund(R)*      Growth*
                                                                                           ---------------- --------------
Assets:
Shares held in respective Funds ..........................................................      1,034,332        402,911
                                                                                              -----------    -----------
Investments at cost ......................................................................    $25,510,084    $12,621,868
                                                                                              -----------    -----------
Investment in respective Funds, at net asset value .......................................    $32,046,025    $13,539,463
Amount due from respective Funds .........................................................          7,831          6,524
Amount due from MONY America .............................................................             --             --
                                                                                              -----------    -----------
  Total Assets ...........................................................................     32,053,856     13,545,987
                                                                                              -----------    -----------
Liabilities:
Amount due to respective Funds ...........................................................             --             --
Amount due to MONY America ...............................................................          7,831          6,524
                                                                                              -----------    -----------
  Total Liabilities ......................................................................          7,831          6,524
                                                                                              -----------    -----------
Net Assets ...............................................................................    $32,046,025    $13,539,463
                                                                                              ===========    ===========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                        492,954        276,122
   Initial                                                                                        541,378        126,789


                                                                                                Fidelity VIP
                                                                                            Growth Opportunities*
                                                                                           ----------------------
Assets:
Shares held in respective Funds ..........................................................          120,437
                                                                                                 ----------
Investments at cost ......................................................................       $1,766,933
                                                                                                 ----------
Investment in respective Funds, at net asset value .......................................       $2,087,434
Amount due from respective Funds .........................................................              126
Amount due from MONY America .............................................................               --
                                                                                                 ----------
  Total Assets ...........................................................................        2,087,560
                                                                                                 ----------
Liabilities:
Amount due to respective Funds ...........................................................               --
Amount due to MONY America ...............................................................              126
                                                                                                 ----------
  Total Liabilities ......................................................................              126
                                                                                                 ----------
Net Assets ...............................................................................       $2,087,434
                                                                                                 ==========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                           94,471
   Initial                                                                                           25,966

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                               Fidelity VIP
                                                                                            Growth and Income
                                                                                           -------------------
Assets:
Shares held in respective Funds ..........................................................          77,411
                                                                                                ----------
Investments at cost ......................................................................      $1,053,552
                                                                                                ----------
Investment in respective Funds, at net asset value .......................................      $1,141,815
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................           2,750
                                                                                                ----------
  Total Assets ...........................................................................       1,144,565
                                                                                                ----------
Liabilities:
Amount due to respective Funds ...........................................................           2,750
Amount due to MONY America ...............................................................              --
                                                                                                ----------
  Total Liabilities ......................................................................           2,750
                                                                                                ----------
Net Assets ...............................................................................      $1,141,815
                                                                                                ==========

                                                                                            Franklin Income
                                                                                               Securities
                                                                                           -----------------
Assets:
Shares held in respective Funds ..........................................................         69,032
                                                                                               ----------
Investments at cost ......................................................................     $1,038,523
                                                                                               ----------
Investment in respective Funds, at net asset value .......................................     $1,057,572
Amount due from respective Funds .........................................................             --
Amount due from MONY America .............................................................          1,460
                                                                                               ----------
  Total Assets ...........................................................................      1,059,032
                                                                                               ----------
Liabilities:
Amount due to respective Funds ...........................................................          1,460
Amount due to MONY America ...............................................................             --
                                                                                               ----------
  Total Liabilities ......................................................................          1,460
                                                                                               ----------
Net Assets ...............................................................................     $1,057,572
                                                                                               ==========

                                                                                               Franklin Rising     Franklin Zero
                                                                                            Dividends Securities    Coupon 2010
                                                                                           ---------------------- ---------------
Assets:
Shares held in respective Funds ..........................................................          22,745              5,209
                                                                                                  --------            -------
Investments at cost ......................................................................        $381,252            $85,002
                                                                                                  --------            -------
Investment in respective Funds, at net asset value .......................................        $405,780            $83,130
Amount due from respective Funds .........................................................              --                 --
Amount due from MONY America .............................................................           1,269                107
                                                                                                  --------            -------
  Total Assets ...........................................................................         407,049             83,237
                                                                                                  --------            -------
Liabilities:
Amount due to respective Funds ...........................................................           1,269                107
Amount due to MONY America ...............................................................              --                 --
                                                                                                  --------            -------
  Total Liabilities ......................................................................           1,269                107
                                                                                                  --------            -------
Net Assets ...............................................................................        $405,780            $83,130
                                                                                                  ========            =======

                                                                                                              Janus Aspen Series
                                                                                              Janus Aspen       International
                                                                                            Series Balanced         Growth*
                                                                                           ----------------- -------------------
Assets:
Shares held in respective Funds ..........................................................        306,689            241,800
                                                                                               ----------         ----------
Investments at cost ......................................................................     $6,995,116         $6,659,444
                                                                                               ----------         ----------
Investment in respective Funds, at net asset value .......................................     $7,894,186         $8,558,959
Amount due from respective Funds .........................................................             --                 --
Amount due from MONY America .............................................................            718              2,361
                                                                                               ----------         ----------
  Total Assets ...........................................................................      7,894,904          8,561,320
                                                                                               ----------         ----------
Liabilities:
Amount due to respective Funds ...........................................................            718              2,361
Amount due to MONY America ...............................................................             --                 --
                                                                                               ----------         ----------
  Total Liabilities ......................................................................            718              2,361
                                                                                               ----------         ----------
Net Assets ...............................................................................     $7,894,186         $8,558,959
                                                                                               ==========         ==========
-------
*  Denotes multiple share classes held in the respective fund.
   Service                                                                                                            89,472
   Institutional                                                                                                     152,328

                                                                                             Janus Aspen
                                                                                               Series
                                                                                            Flexible Bond*
                                                                                           ---------------
Assets:
Shares held in respective Funds ..........................................................      783,623
                                                                                             ----------
Investments at cost ......................................................................   $9,657,820
                                                                                             ----------
Investment in respective Funds, at net asset value .......................................   $8,942,938
Amount due from respective Funds .........................................................           --
Amount due from MONY America .............................................................        1,738
                                                                                             ----------
  Total Assets ...........................................................................    8,944,676
                                                                                             ----------
Liabilities:
Amount due to respective Funds ...........................................................        1,738
Amount due to MONY America ...............................................................           --
                                                                                             ----------
  Total Liabilities ......................................................................        1,738
                                                                                             ----------
Net Assets ...............................................................................   $8,942,938
                                                                                             ==========
-------
*   Denotes multiple share classes held in the respective fund.
    Service                                                                                      74,513
    Institutional                                                                               709,110



MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                                             Janus Aspen
                                                                                            Series Forty*
                                                                                           ---------------
Assets:
Shares held in respective Funds ..........................................................       752,545
                                                                                             -----------
Investments at cost ......................................................................   $17,326,532
                                                                                             -----------
Investment in respective Funds, at net asset value .......................................   $20,817,416
Amount due from respective Funds .........................................................         1,976
Amount due from MONY America .............................................................            --
                                                                                             -----------
  Total Assets ...........................................................................    20,819,392
                                                                                             -----------
Liabilities:
Amount due to respective Funds ...........................................................            --
Amount due to MONY America ...............................................................         1,976
                                                                                             -----------
  Total Liabilities ......................................................................         1,976
                                                                                             -----------
Net Assets ...............................................................................   $20,817,416
                                                                                             ===========
-------
*   Denotes multiple share classes held in the respective fund.
    Service                                                                                      695,929
    Institutional                                                                                 56,616

+   Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
    Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


                                                                                            Janus Aspen Series
                                                                                              Mid Cap Growth
                                                                                           --------------------
Assets:
Shares held in respective Funds ..........................................................          542,681
                                                                                                -----------
Investments at cost ......................................................................      $12,385,599
                                                                                                -----------
Investment in respective Funds, at net asset value .......................................      $15,748,594
Amount due from respective Funds .........................................................               --
Amount due from MONY America .............................................................            4,451
                                                                                                -----------
  Total Assets ...........................................................................       15,753,045
                                                                                                -----------
Liabilities:
Amount due to respective Funds ...........................................................            4,451
Amount due to MONY America ...............................................................               --
                                                                                                -----------
  Total Liabilities ......................................................................            4,451
                                                                                                -----------
Net Assets ...............................................................................      $15,748,594
                                                                                                ===========

                                                                                            Janus Aspen Series
                                                                                               Mid Cap Value
                                                                                           --------------------
Assets:
Shares held in respective Funds ..........................................................         144,605
                                                                                                ----------
Investments at cost ......................................................................      $1,901,282
                                                                                                ----------
Investment in respective Funds, at net asset value .......................................      $2,206,672
Amount due from respective Funds .........................................................              --
Amount due from MONY America .............................................................             161
                                                                                                ----------
  Total Assets ...........................................................................       2,206,833
                                                                                                ----------
Liabilities:
Amount due to respective Funds ...........................................................             161
Amount due to MONY America ...............................................................              --
                                                                                                ----------
  Total Liabilities ......................................................................             161
                                                                                                ----------
Net Assets ...............................................................................      $2,206,672
                                                                                                ==========

                                                                                            Janus Aspen Series     Lord Abbett
                                                                                             Worldwide Growth    Bond-Debenture
                                                                                           -------------------- ----------------
Assets:
Shares held in respective Funds ..........................................................          505,243            97,077
                                                                                                -----------        ----------
Investments at cost ......................................................................      $13,506,708        $1,151,895
                                                                                                -----------        ----------
Investment in respective Funds, at net asset value .......................................      $14,126,604        $1,115,417
Amount due from respective Funds .........................................................               96                --
Amount due from MONY America .............................................................               --             1,520
                                                                                                -----------        ----------
  Total Assets ...........................................................................       14,126,700         1,116,937
                                                                                                -----------        ----------
Liabilities:
Amount due to respective Funds ...........................................................               --             1,520
Amount due to MONY America ...............................................................               96                --
                                                                                                -----------        ----------
  Total Liabilities ......................................................................               96             1,520
                                                                                                -----------        ----------
Net Assets ...............................................................................      $14,126,604        $1,115,417
                                                                                                ===========        ==========

                                                                                               Lord Abbett       Lord Abbett
                                                                                            Growth and Income   Mid-Cap Value
                                                                                           ------------------- --------------
Assets:
Shares held in respective Funds ..........................................................         205,306          726,346
                                                                                                ----------      -----------
Investments at cost ......................................................................      $4,978,868      $13,553,320
                                                                                                ----------      -----------
Investment in respective Funds, at net asset value .......................................      $5,370,808      $15,318,638
Amount due from respective Funds .........................................................              --               --
Amount due from MONY America .............................................................           4,480           10,616
                                                                                                ----------      -----------
  Total Assets ...........................................................................       5,375,288       15,329,254
                                                                                                ----------      -----------
Liabilities:
Amount due to respective Funds ...........................................................           4,480           10,616
Amount due to MONY America ...............................................................              --               --
                                                                                                ----------      -----------
  Total Liabilities ......................................................................           4,480           10,616
                                                                                                ----------      -----------
Net Assets ...............................................................................      $5,370,808      $15,318,638
                                                                                                ==========      ===========

+   Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored
    Variable Universal Life.

The accompanying notes are an integral part of these financial statements.


MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          MFS(R) Mid   MFS(R) New   MFS(R) Total
                                                          Cap Growth    Discovery      Return
                                                         ------------ ------------ --------------
Assets:
Shares held in respective Funds ........................     156,559       70,521       218,536
                                                          ----------   ----------    ----------
Investments at cost ....................................  $  920,954   $  957,660    $4,259,199
                                                          ----------   ----------    ----------
Investment in respective Funds, at net asset value .....  $1,142,884   $1,103,660    $4,521,502
Amount due from respective Funds .......................          --           --            --
Amount due from MONY America ...........................         667            3           344
                                                          ----------   ----------    ----------
  Total Assets .........................................   1,143,551    1,103,663     4,521,846
                                                          ----------   ----------    ----------
Liabilities:
Amount due to respective Funds .........................         667            3           344
Amount due to MONY America .............................          --           --            --
                                                          ----------   ----------    ----------
  Total Liabilities ....................................         667            3           344
                                                          ----------   ----------    ----------
Net Assets .............................................  $1,142,884   $1,103,660    $4,521,502
                                                          ==========   ==========    ==========

                                                                             Morgan Stanley  Morgan Stanley
                                                                             UIF Core Plus    UIF Emerging     Morgan Stanley
                                                          MFS(R) Utilities    Fixed Income    Markets Debt    UIF Equity Growth
                                                         ------------------ --------------- ---------------- ------------------
Assets:
Shares held in respective Funds ........................         52,097         1,352,937         49,648            23,036
                                                             ----------       -----------       --------          --------
Investments at cost ....................................     $1,026,114       $15,896,557       $437,917          $304,080
                                                             ----------       -----------       --------          --------
Investment in respective Funds, at net asset value .....     $1,236,789       $15,599,366       $448,819          $364,656
Amount due from respective Funds .......................             --                --             --                --
Amount due from MONY America ...........................          1,619             1,005            565                --
                                                             ----------       -----------       --------          --------
  Total Assets .........................................      1,238,408        15,600,371        449,384           364,656
                                                             ----------       -----------       --------          --------
Liabilities:
Amount due to respective Funds .........................          1,619             1,005            565                --
Amount due to MONY America .............................             --                --             --                --
                                                             ----------       -----------       --------          --------
  Total Liabilities ....................................          1,619             1,005            565                --
                                                             ----------       -----------       --------          --------
Net Assets .............................................     $1,236,789       $15,599,366       $448,819          $364,656
                                                             ==========       ===========       ========          ========

-------
*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                          Morgan Stanley  Old Mutual    Old Mutual
                                                            UIF Value       Mid-Cap    Select Value
                                                         --------------- ------------ --------------
Assets:
Shares held in respective Funds ........................       906,656       150,344       61,892
                                                           -----------    ----------     --------
Investments at cost ....................................   $12,595,078    $2,073,542     $807,733
                                                           -----------    ----------     --------
Investment in respective Funds, at net asset value .....   $13,137,439    $2,509,233     $881,965
Amount due from respective Funds .......................         6,932            --           --
Amount due from MONY America ...........................                       2,288          302
                                                           -----------    ----------     --------
  Total Assets .........................................    13,144,371     2,511,521      882,267
                                                           -----------    ----------     --------
Liabilities:
Amount due to respective Funds .........................            --         2,288          302
Amount due to MONY America .............................         6,932            --           --
                                                           -----------    ----------     --------
  Total Liabilities ....................................         6,932         2,288          302
                                                           -----------    ----------     --------
Net Assets .............................................   $13,137,439    $2,509,233     $881,965
                                                           ===========    ==========     ========

                                                             Oppenheimer        Oppenheimer      PIMCO Global     PIMCO Real
                                                          Global Securities   Main Street(R)   Bond (Unhedged)      Return
                                                         ------------------- ---------------- ----------------- --------------
Assets:
Shares held in respective Funds ........................          39,763           24,178            183,791       1,584,165
                                                              ----------         --------         ----------     -----------
Investments at cost ....................................      $1,098,496         $477,189         $2,328,265     $20,135,612
                                                              ----------         --------         ----------     -----------
Investment in respective Funds, at net asset value .....      $1,318,553         $522,970         $2,188,952     $20,103,053
Amount due from respective Funds .......................              --               --                 --              --
Amount due from MONY America ...........................           3,310              791              1,128           3,504
                                                              ----------         --------         ----------     -----------
  Total Assets .........................................       1,321,863          523,761          2,190,080      20,106,557
                                                              ----------         --------         ----------     -----------
Liabilities:
Amount due to respective Funds .........................           3,310              791              1,128           3,504
Amount due to MONY America .............................              --               --                 --              --
                                                              ----------         --------         ----------     -----------
  Total Liabilities ....................................           3,310              791              1,128           3,504
                                                              ----------         --------         ----------     -----------
Net Assets .............................................      $1,318,553         $522,970         $2,188,952     $20,103,053
                                                              ==========         ========         ==========     ===========

-------
* Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                                PIMCO                         T. Rowe Price
                                                              StocksPLUS      T. Rowe Price   International
                                                          Growth and Income   Equity Income       Stock
                                                         ------------------- --------------- ---------------
Assets:
Shares held in respective Funds ........................         360,408         1,329,462         422,122
                                                              ----------       -----------      ----------
Investments at cost ....................................      $3,150,241       $24,631,595      $5,390,905
                                                              ----------       -----------      ----------
Investment in respective Funds, at net asset value .....      $3,676,161       $28,968,981      $6,462,684
Amount due from respective Funds .......................              --                --          42,555
Amount due from MONY America ...........................           2,207             1,372              --
                                                              ----------       -----------      ----------
  Total Assets .........................................       3,678,368        28,970,353       6,505,239
                                                              ----------       -----------      ----------
Liabilities:
Amount due to respective Funds .........................           2,207             1,372              --
Amount due to MONY America .............................              --                --          42,555
                                                              ----------       -----------      ----------
  Total Liabilities ....................................           2,207             1,372          42,555
                                                              ----------       -----------      ----------
Net Assets .............................................      $3,676,161       $28,968,981      $6,462,684
                                                              ==========       ===========      ==========

                                                                              T. Rowe Price     T. Rowe Price
                                                            T. Rowe Price      New America         Personal       T. Rowe Price
                                                          Limited-Term Bond       Growth      Strategy Balanced   Prime Reserve
                                                         ------------------- --------------- ------------------- --------------
Assets:
Shares held in respective Funds ........................         684,392           350,998           155,102        5,953,891
                                                              ----------        ----------        ----------       ----------
Investments at cost ....................................      $3,416,200        $6,700,440        $2,680,811       $5,953,891
                                                              ----------        ----------        ----------       ----------
Investment in respective Funds, at net asset value .....      $3,346,675        $7,132,282        $2,855,423       $5,953,891
Amount due from respective Funds .......................              --                --                --              179
Amount due from MONY America ...........................           2,279                43               134               --
                                                              ----------        ----------        ----------       ----------
  Total Assets .........................................       3,348,954         7,132,325         2,855,557        5,954,070
                                                              ----------        ----------        ----------       ----------
Liabilities:
Amount due to respective Funds .........................           2,279                43               134               --
Amount due to MONY America .............................              --                --                --              179
                                                              ----------        ----------        ----------       ----------
  Total Liabilities ....................................           2,279                43               134              179
                                                              ----------        ----------        ----------       ----------
Net Assets .............................................      $3,346,675        $7,132,282        $2,855,423       $5,953,891
                                                              ==========        ==========        ==========       ==========

-------

*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                                                             Van Kampen       Van Kampen
                                                            UIF Emerging      UIF Global
                                                          Markets Equity    Value Equity+
                                                         ----------------- ---------------
Assets:
Shares held in respective Funds ........................        58,531            97,622
                                                              --------        ----------
Investments at cost ....................................      $537,835        $1,273,328
                                                              --------        ----------
Investment in respective Funds, at net asset value .....      $862,157        $1,451,647
Amount due from respective Funds .......................            --                --
Amount due from MONY America ...........................           338             3,550
                                                              --------        ----------
  Total Assets .........................................       862,495         1,455,197
                                                              --------        ----------
Liabilities:
Amount due to respective Funds .........................           338             3,550
Amount due to MONY America .............................            --                --
                                                              --------        ----------
  Total Liabilities ....................................           338             3,550
                                                              --------        ----------
Net Assets .............................................      $862,157        $1,451,647
                                                              ========        ==========

                                                            Van Kampen                          Van Eck         Van Eck
                                                          UIF U.S. Real       Van Eck          Worldwide       Worldwide
                                                             Estate+      Worldwide Bond   Emerging Markets   Hard Assets
                                                         --------------- ---------------- ------------------ ------------
Assets:
Shares held in respective Funds ........................       295,502         50,238            197,261          74,856
                                                            ----------       --------         ----------      ----------
Investments at cost ....................................    $5,365,913       $612,924         $3,170,853      $1,639,265
                                                            ----------       --------         ----------      ----------
Investment in respective Funds, at net asset value .....    $6,820,199       $604,364         $3,927,465      $2,076,492
Amount due from respective Funds .......................            --             --                 --              --
Amount due from MONY America ...........................         2,629            168              6,423              10
                                                            ----------       --------         ----------      ----------
  Total Assets .........................................     6,822,828        604,532          3,933,888       2,076,502
                                                            ----------       --------         ----------      ----------
Liabilities:
Amount due to respective Funds .........................         2,629            168              6,423              10
Amount due to MONY America .............................            --             --                 --              --
                                                            ----------       --------         ----------      ----------
  Total Liabilities ....................................         2,629            168              6,423              10
                                                            ----------       --------         ----------      ----------
Net Assets .............................................    $6,820,199       $604,364         $3,927,465      $2,076,492
                                                            ==========       ========         ==========      ==========

-------

*   Denotes multiple share classes held in the respective fund.

+ Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                      Fund Name                                            Option
---------------------------------------------------- --------------------------------------------------
AIM V.I. Basic Value ............................... MONY Variable Universal Life
AIM V.I. Financial Services ........................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Financial Services ........................ MONY Variable Universal Life
AIM V.I. Financial Services ........................ Survivorship Variable Universal Life
AIM V.I. Global Health Care ........................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Global Health Care ........................ MONY Variable Universal Life
AIM V.I. Global Health Care ........................ Survivorship Variable Universal Life
AIM V.I. Mid Cap Core Equity ....................... MONY Variable Universal Life
AIM V.I. Technology ................................ MONY Corporate Sponsored Variable Universal Life
AIM V.I. Technology ................................ MONY Variable Universal Life
AIM V.I. Technology ................................ Survivorship Variable Universal Life
Alger American Balanced ............................ MONY Corporate Sponsored Variable Universal Life
Alger American Balanced ............................ MONY Variable Universal Life
Alger American Balanced ............................ Survivorship Variable Universal Life
Alger American MidCap Growth ....................... MONY Corporate Sponsored Variable Universal Life
Alger American MidCap Growth ....................... MONY Variable Universal Life
Alger American MidCap Growth ....................... Survivorship Variable Universal Life
Alger American MidCap Growth ....................... MONY Custom Estate Master
Alger American MidCap Growth ....................... MONY Custom Equity Master
Dreyfus IP Small Cap Stock Index ................... MONY Corporate Sponsored Variable Universal Life
Dreyfus IP Small Cap Stock Index ................... MONY Variable Universal Life
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Corporate Sponsored Variable Universal Life
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Estate Master
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Custom Equity Master
Dreyfus Socially Responsible Growth Fund, Inc. ..... MONY Equity Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Corporate Sponsored Variable Universal Life
Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Estate Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Custom Equity Master
Dreyfus Stock Index Fund, Inc. ..................... MONY Equity Master
Dreyfus VIF Appreciation ........................... MONY Corporate Sponsored Variable Universal Life
Dreyfus VIF International Value .................... MONY Corporate Sponsored Variable Universal Life
Dreyfus VIF Small Company Stock .................... MONY Corporate Sponsored Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... Survivorship Variable Universal Life
EQ/Bear Stearns Small Company Growth ............... MONY Custom Estate Master
EQ/Bear Stearns Small Company Growth ............... MONY Custom Equity Master
EQ/Bear Stearns Small Company Growth ............... MONY Equity Master
EQ/Boston Advisors Equity Income ................... MONY Variable Universal Life
EQ/Boston Advisors Equity Income ................... Survivorship Variable Universal Life
EQ/Boston Advisors Equity Income ................... MONY Custom Estate Master
EQ/Boston Advisors Equity Income ................... MONY Custom Equity Master
EQ/Boston Advisors Equity Income ................... MONY Strategist
EQ/Boston Advisors Equity Income ................... MONY Equity Master
EQ/Calvert Socially Responsible .................... MONY Variable Universal Life
EQ/Calvert Socially Responsible .................... Survivorship Variable Universal Life
EQ/Capital Guardian Research ....................... MONY Strategist
EQ/Caywood-Scholl High Yield Bond .................. MONY Corporate Sponsored Variable Universal Life
EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Estate Master
EQ/Caywood-Scholl High Yield Bond .................. MONY Custom Equity Master
EQ/Caywood-Scholl High Yield Bond .................. MONY Equity Master
EQ/Enterprise Moderate Allocation .................. MONY Corporate Sponsored Variable Universal Life
EQ/Enterprise Moderate Allocation .................. MONY Variable Universal Life
EQ/Enterprise Moderate Allocation .................. Survivorship Variable Universal Life

                                                                 Mortality
                                                                     &
                                                                  Expense   Unit Fair      Units
                      Fund Name                         Class      Ratio      Value     Outstanding
---------------------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Basic Value ...............................  Series I      0.35%   $  13.39       40,075
AIM V.I. Financial Services ........................  Series I        --    $  12.87        2,221
AIM V.I. Financial Services ........................  Series I      0.35%      12.88       20,890
AIM V.I. Financial Services ........................  Series I      0.35%      13.30        1,774
AIM V.I. Global Health Care ........................  Series I        --    $  12.66       11,609
AIM V.I. Global Health Care ........................  Series I      0.35%      11.95       45,006
AIM V.I. Global Health Care ........................  Series I      0.35%      12.11          101
AIM V.I. Mid Cap Core Equity .......................  Series I      0.35%   $  13.72       25,675
AIM V.I. Technology ................................  Series I        --    $  11.70        5,392
AIM V.I. Technology ................................  Series I      0.35%       8.98       11,423
AIM V.I. Technology ................................  Series I      0.35%      10.38           --
Alger American Balanced ............................      O           --    $  12.66      163,407
Alger American Balanced ............................      O         0.35%      12.17      141,235
Alger American Balanced ............................      O         0.35%      12.10        5,948
Alger American MidCap Growth .......................      O           --    $  14.55      381,378
Alger American MidCap Growth .......................      O         0.35%      14.22      189,552
Alger American MidCap Growth .......................      O         0.35%      13.37        7,840
Alger American MidCap Growth .......................      O         0.35%      14.37        7,478
Alger American MidCap Growth .......................      O         0.35%      13.90      108,563
Dreyfus IP Small Cap Stock Index ...................   Service        --    $  14.87      378,352
Dreyfus IP Small Cap Stock Index ...................   Service      0.35%      15.32       51,257
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial        --    $   8.14       10,070
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.35%       7.07       10,997
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.35%       7.34      161,710
Dreyfus Socially Responsible Growth Fund, Inc. .....   Initial      0.75%       8.14       16,837
Dreyfus Stock Index Fund, Inc. .....................   Initial        --    $  14.82    3,116,865
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.35%       9.64      121,565
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.35%       9.70    1,238,444
Dreyfus Stock Index Fund, Inc. .....................   Initial      0.75%       8.79      514,143
Dreyfus VIF Appreciation ...........................   Initial        --    $  14.70       69,510
Dreyfus VIF International Value ....................   Initial        --    $  14.60      819,258
Dreyfus VIF Small Company Stock ....................   Initial        --    $  14.82      193,435
EQ/Bear Stearns Small Company Growth ...............      B           --    $  11.98      241,822
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      11.79      237,047
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      11.73        3,261
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      16.94       61,445
EQ/Bear Stearns Small Company Growth ...............      B         0.35%      17.41      480,311
EQ/Bear Stearns Small Company Growth ...............      B         0.75%      11.13      111,516
EQ/Boston Advisors Equity Income ...................      B         0.35%   $  13.80      112,673
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.15       11,054
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.29       75,673
EQ/Boston Advisors Equity Income ...................      B         0.35%      13.57      359,997
EQ/Boston Advisors Equity Income ...................      A         0.60%      10.11       61,106
EQ/Boston Advisors Equity Income ...................      B         0.75%      11.86      172,633
EQ/Calvert Socially Responsible ....................      B         0.35%   $  10.43       25,267
EQ/Calvert Socially Responsible ....................      B         0.35%      10.43           --
EQ/Capital Guardian Research .......................      A         0.60%   $  10.39      186,997
EQ/Caywood-Scholl High Yield Bond ..................      B           --    $  16.42       96,073
EQ/Caywood-Scholl High Yield Bond ..................      B         0.35%      14.60       56,377
EQ/Caywood-Scholl High Yield Bond ..................      B         0.35%      14.68      300,015
EQ/Caywood-Scholl High Yield Bond ..................      B         0.75%      20.58      319,272
EQ/Enterprise Moderate Allocation ..................      B           --    $  12.07       11,978
EQ/Enterprise Moderate Allocation ..................      B         0.35%      11.51      181,740
EQ/Enterprise Moderate Allocation ..................      B         0.35%      11.07       12,128

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

               Fund Name                                      Option
--------------------------------------- --------------------------------------------------
EQ/Enterprise Moderate Allocation ..... MONY Custom Estate Master
EQ/Enterprise Moderate Allocation ..... MONY Custom Equity Master
EQ/Enterprise Moderate Allocation ..... MONY Equity Master
EQ/GAMCO Small Company Value .......... MONY Corporate Sponsored Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Variable Universal Life
EQ/GAMCO Small Company Value .......... Survivorship Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Custom Estate Master
EQ/GAMCO Small Company Value .......... MONY Custom Equity Master
EQ/GAMCO Small Company Value .......... MONY Equity Master
EQ/Government Securities .............. MONY Corporate Sponsored Variable Universal Life
EQ/Government Securities .............. MONY Variable Universal Life
EQ/Government Securities .............. Survivorship Variable Universal Life
EQ/Government Securities .............. MONY Custom Estate Master
EQ/Government Securities .............. MONY Custom Equity Master
EQ/Government Securities .............. MONY Equity Master
EQ/Intermediate Term Bond ............. MONY Corporate Sponsored Variable Universal Life
EQ/Intermediate Term Bond ............. MONY Custom Estate Master
EQ/Intermediate Term Bond ............. MONY Custom Equity Master
EQ/Intermediate Term Bond ............. MONY Strategist
EQ/Intermediate Term Bond ............. MONY Equity Master
EQ/International Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/International Growth ............... MONY Custom Estate Master
EQ/International Growth ............... MONY Custom Equity Master
EQ/International Growth ............... MONY Equity Master
EQ/Long Term Bond ..................... MONY Corporate Sponsored Variable Universal Life
EQ/Long Term Bond ..................... MONY Variable Universal Life
EQ/Long Term Bond ..................... Survivorship Variable Universal Life
EQ/Long Term Bond ..................... MONY Custom Estate Master
EQ/Long Term Bond ..................... MONY Custom Equity Master
EQ/Long Term Bond ..................... MONY Strategist
EQ/Long Term Bond ..................... MONY Equity Master
EQ/Marsico Focus ...................... MONY Custom Estate Master
EQ/Marsico Focus ...................... MONY Custom Equity Master
EQ/Marsico Focus ...................... MONY Equity Master
EQ/Money Market ....................... MONY Corporate Sponsored Variable Universal Life
EQ/Money Market ....................... MONY Variable Universal Life
EQ/Money Market ....................... Survivorship Variable Universal Life
EQ/Money Market ....................... MONY Custom Estate Master
EQ/Money Market ....................... MONY Custom Equity Master
EQ/Money Market ....................... MONY Strategist
EQ/Money Market ....................... MONY Equity Master
EQ/Montag & Caldwell Growth ........... MONY Corporate Sponsored Variable Universal Life
EQ/Montag & Caldwell Growth ........... MONY Variable Universal Life
EQ/Montag & Caldwell Growth ........... Survivorship Variable Universal Life
EQ/Montag & Caldwell Growth ........... MONY Custom Estate Master
EQ/Montag & Caldwell Growth ........... MONY Custom Equity Master
EQ/Montag & Caldwell Growth ........... MONY Equity Master
EQ/PIMCO Real Return .................. MONY Corporate Sponsored Variable Universal Life
EQ/PIMCO Real Return .................. MONY Variable Universal Life
EQ/PIMCO Real Return .................. Survivorship Variable Universal Life
EQ/PIMCO Real Return .................. MONY Custom Estate Master
EQ/PIMCO Real Return .................. MONY Custom Equity Master
EQ/Short Duration Bond ................ MONY Variable Universal Life

                                                 Mortality
                                                     &
                                                  Expense   Unit Fair      Units
               Fund Name                 Class     Ratio      Value     Outstanding
--------------------------------------- ------- ---------- ----------- ------------
EQ/Enterprise Moderate Allocation .....    B        0.35%   $  10.48      191,813
EQ/Enterprise Moderate Allocation .....    B        0.35%      10.62    1,295,197
EQ/Enterprise Moderate Allocation .....    B        0.75%      22.13    3,591,644
EQ/GAMCO Small Company Value ..........    B          --    $  26.00      231,201
EQ/GAMCO Small Company Value ..........    B        0.35%      16.24      406,911
EQ/GAMCO Small Company Value ..........    B        0.35%      15.61       20,800
EQ/GAMCO Small Company Value ..........    B        0.35%      20.34       92,524
EQ/GAMCO Small Company Value ..........    B        0.35%      21.54      952,635
EQ/GAMCO Small Company Value ..........    B        0.75%      39.58    1,030,755
EQ/Government Securities ..............    A          --    $  13.88      436,255
EQ/Government Securities ..............    A        0.35%      10.90      195,525
EQ/Government Securities ..............    A        0.35%      10.91        7,150
EQ/Government Securities ..............    A        0.35%      12.82       32,601
EQ/Government Securities ..............    A        0.35%      12.78      248,715
EQ/Government Securities ..............    A        0.75%      15.49      127,460
EQ/Intermediate Term Bond .............    A          --    $  14.50      241,917
EQ/Intermediate Term Bond .............    A        0.35%      13.39       30,947
EQ/Intermediate Term Bond .............    A        0.35%      13.30      161,574
EQ/Intermediate Term Bond .............    A        0.60%      32.83        3,251
EQ/Intermediate Term Bond .............    A        0.75%      16.41       86,617
EQ/International Growth ...............    B          --    $  11.12       16,228
EQ/International Growth ...............    B        0.35%      10.12       56,046
EQ/International Growth ...............    B        0.35%      10.78      479,287
EQ/International Growth ...............    B        0.75%      16.17      663,152
EQ/Long Term Bond .....................    A          --    $  16.60      125,735
EQ/Long Term Bond .....................    A        0.35%      12.97      110,196
EQ/Long Term Bond .....................    A        0.35%      13.13        3,375
EQ/Long Term Bond .....................    A        0.35%      15.10       40,573
EQ/Long Term Bond .....................    A        0.35%      14.68      272,917
EQ/Long Term Bond .....................    A        0.60%      48.56        1,025
EQ/Long Term Bond .....................    A        0.75%      21.28      123,534
EQ/Marsico Focus ......................    B        0.35%   $  10.62       96,043
EQ/Marsico Focus ......................    B        0.35%      10.62      712,315
EQ/Marsico Focus ......................    B        0.75%      10.60      279,981
EQ/Money Market .......................    A          --    $  10.11    2,583,386
EQ/Money Market .......................    A        0.35%      10.10      290,281
EQ/Money Market .......................    A        0.35%      10.10        2,729
EQ/Money Market .......................    A        0.35%      10.10      136,168
EQ/Money Market .......................    A        0.35%      10.10      553,676
EQ/Money Market .......................    A        0.60%      10.10        3,863
EQ/Money Market .......................    A        0.75%      10.09      292,567
EQ/Montag & Caldwell Growth ...........    B          --    $   8.19       69,800
EQ/Montag & Caldwell Growth ...........    B        0.35%      10.22      602,997
EQ/Montag & Caldwell Growth ...........    B        0.35%      10.00       19,926
EQ/Montag & Caldwell Growth ...........    B        0.35%       9.71      497,813
EQ/Montag & Caldwell Growth ...........    B        0.35%       9.98    3,786,627
EQ/Montag & Caldwell Growth ...........    B        0.75%       7.88      557,141
EQ/PIMCO Real Return ..................    B          --    $  11.73    1,204,755
EQ/PIMCO Real Return ..................    B        0.35%      11.77      124,116
EQ/PIMCO Real Return ..................    B        0.35%      11.71        5,716
EQ/PIMCO Real Return ..................    B        0.35%      11.67       13,623
EQ/PIMCO Real Return ..................    B        0.35%      11.70       50,490
EQ/Short Duration Bond ................    B        0.35%   $  10.25       19,264

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                  Fund Name                                         Option
--------------------------------------------- --------------------------------------------------
EQ/TCW Equity ............................... MONY Corporate Sponsored Variable Universal Life
EQ/TCW Equity ............................... MONY Custom Estate Master
EQ/TCW Equity ............................... MONY Custom Equity Master
EQ/TCW Equity ............................... MONY Equity Master
EQ/UBS Growth and Income .................... MONY Variable Universal Life
EQ/UBS Growth and Income .................... Survivorship Variable Universal Life
EQ/UBS Growth and Income .................... MONY Custom Estate Master
EQ/UBS Growth and Income .................... MONY Custom Equity Master
EQ/UBS Growth and Income .................... MONY Equity Master
Fidelity VIP Asset Manager .................. MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) .................. MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) .................. MONY Custom Estate Master
Fidelity VIP Contrafund(R) .................. MONY Custom Equity Master
Fidelity VIP Contrafund(R) .................. MONY Equity Master
Fidelity VIP Growth ......................... MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth ......................... MONY Custom Estate Master
Fidelity VIP Growth ......................... MONY Custom Equity Master
Fidelity VIP Growth ......................... MONY Equity Master
Fidelity VIP Growth Opportunities ........... MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Growth Opportunities ........... MONY Custom Estate Master
Fidelity VIP Growth Opportunities ........... MONY Custom Equity Master
Fidelity VIP Growth Opportunities ........... MONY Equity Master
Fidelity VIP Growth and Income .............. MONY Corporate Sponsored Variable Universal Life
Franklin Income Securities .................. MONY Variable Universal Life
Franklin Rising Dividends Securities ........ MONY Variable Universal Life
Franklin Zero Coupon 2010 ................... MONY Variable Universal Life
Janus Aspen Series Balanced ................. MONY Custom Estate Master
Janus Aspen Series Balanced ................. MONY Custom Equity Master
Janus Aspen Series Balanced ................. MONY Equity Master
Janus Aspen Series International Growth ..... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series International Growth ..... MONY Variable Universal Life
Janus Aspen Series International Growth ..... Survivorship Variable Universal Life
Janus Aspen Series Flexible Bond ............ MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Flexible Bond ............ MONY Variable Universal Life
Janus Aspen Series Flexible Bond ............ Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Forty .................... MONY Variable Universal Life
Janus Aspen Series Forty .................... Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Custom Estate Master
Janus Aspen Series Forty .................... MONY Custom Equity Master
Janus Aspen Series Forty .................... MONY Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Mid Cap Growth ........... MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth ........... MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Equity Master
Janus Aspen Series Mid Cap Value ............ MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Custom Estate Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth ......... MONY Equity Master

                                                               Mortality
                                                                   &
                                                                Expense   Unit Fair      Units
                  Fund Name                        Class         Ratio      Value     Outstanding
--------------------------------------------- --------------- ---------- ----------- ------------
EQ/TCW Equity ...............................       B               --    $  13.49      465,518
EQ/TCW Equity ...............................       B             0.35%      11.09      151,387
EQ/TCW Equity ...............................       B             0.35%      11.20    1,224,524
EQ/TCW Equity ...............................       B             0.75%      23.54    1,709,772
EQ/UBS Growth and Income ....................       B             0.35%   $  12.50      170,217
EQ/UBS Growth and Income ....................       B             0.35%      11.81        8,429
EQ/UBS Growth and Income ....................       B             0.35%      12.03      168,160
EQ/UBS Growth and Income ....................       B             0.35%      12.22    1,071,709
EQ/UBS Growth and Income ....................       B             0.75%       9.76      332,142
Fidelity VIP Asset Manager ..................    Initial            --    $  11.08       15,149
Fidelity VIP Contrafund(R) ..................    Initial            --    $  13.67    1,228,940
Fidelity VIP Contrafund(R) ..................    Service          0.35%      13.30       48,005
Fidelity VIP Contrafund(R) ..................    Service          0.35%      14.30      630,028
Fidelity VIP Contrafund(R) ..................    Service          0.75%      12.48      448,714
Fidelity VIP Growth .........................    Initial            --    $   8.72      489,954
Fidelity VIP Growth .........................    Service          0.35%       8.07       69,697
Fidelity VIP Growth .........................    Service          0.35%       8.27      739,678
Fidelity VIP Growth .........................    Service          0.75%       6.81      379,990
Fidelity VIP Growth Opportunities ...........    Initial            --    $   8.40       53,622
Fidelity VIP Growth Opportunities ...........    Service          0.35%       8.46       11,057
Fidelity VIP Growth Opportunities ...........    Service          0.35%       8.29      172,421
Fidelity VIP Growth Opportunities ...........    Service          0.75%      10.49       10,850
Fidelity VIP Growth and Income ..............    Initial            --    $  10.36      110,223
Franklin Income Securities ..................       2             0.35%   $  12.93       81,801
Franklin Rising Dividends Securities ........       2             0.35%   $  12.93       31,384
Franklin Zero Coupon 2010 ...................       2             0.35%   $  10.76        7,726
Janus Aspen Series Balanced ................. Institutional       0.35%   $  11.91       66,345
Janus Aspen Series Balanced ................. Institutional       0.35%      12.13      496,022
Janus Aspen Series Balanced ................. Institutional       0.75%      11.79       92,180
Janus Aspen Series International Growth ..... Institutional         --    $  12.40      436,708
Janus Aspen Series International Growth .....    Service          0.35%      16.70      179,454
Janus Aspen Series International Growth .....    Service          0.35%      16.65        9,099
Janus Aspen Series Flexible Bond ............ Institutional         --    $  14.28      564,031
Janus Aspen Series Flexible Bond ............    Service          0.35%      12.05       70,820
Janus Aspen Series Flexible Bond ............    Service          0.35%      12.04        2,829
Janus Aspen Series Forty .................... Institutional         --    $   8.62      930,494
Janus Aspen Series Forty ....................    Service          0.35%      13.97      106,199
Janus Aspen Series Forty ....................    Service          0.35%      14.08        5,069
Janus Aspen Series Forty .................... Institutional       0.35%      10.62       69,909
Janus Aspen Series Forty .................... Institutional       0.35%      11.21      535,408
Janus Aspen Series Forty .................... Institutional       0.75%       8.35      538,124
Janus Aspen Series Mid Cap Growth ........... Institutional         --    $   6.15      716,420
Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%       6.17      107,845
Janus Aspen Series Mid Cap Growth ........... Institutional       0.35%       7.44    1,302,591
Janus Aspen Series Mid Cap Growth ........... Institutional       0.75%      10.07       97,896
Janus Aspen Series Mid Cap Value ............    Service            --    $  12.98      170,022
Janus Aspen Series Worldwide Growth ......... Institutional         --    $   7.72      189,178
Janus Aspen Series Worldwide Growth ......... Institutional       0.35%       7.58       96,435
Janus Aspen Series Worldwide Growth ......... Institutional       0.35%       8.61      937,536
Janus Aspen Series Worldwide Growth ......... Institutional       0.75%       6.15      628,672

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2005

                   Fund Name                                          Option
----------------------------------------------- --------------------------------------------------
Lord Abbett Bond-Debenture .................... MONY Variable Universal Life
Lord Abbett Bond-Debenture .................... Survivorship Variable Universal Life
Lord Abbett Growth and Income ................. MONY Variable Universal Life
Lord Abbett Growth and Income ................. Survivorship Variable Universal Life
Lord Abbett Growth and Income ................. MONY Custom Estate Master
Lord Abbett Growth and Income ................. MONY Custom Equity Master
Lord Abbett Mid-Cap Value ..................... MONY Corporate Sponsored Variable Universal Life
Lord Abbett Mid-Cap Value ..................... MONY Variable Universal Life
Lord Abbett Mid-Cap Value ..................... Survivorship Variable Universal Life
Lord Abbett Mid-Cap Value ..................... MONY Custom Estate Master
Lord Abbett Mid-Cap Value ..................... MONY Custom Equity Master
MFS(R) Mid Cap Growth ......................... MONY Variable Universal Life
MFS(R) Mid Cap Growth ......................... Survivorship Variable Universal Life
MFS(R) New Discovery .......................... MONY Corporate Sponsored Variable Universal Life
MFS(R) New Discovery .......................... MONY Variable Universal Life
MFS(R) New Discovery .......................... Survivorship Variable Universal Life
MFS(R) Total Return ........................... MONY Corporate Sponsored Variable Universal Life
MFS(R) Total Return ........................... MONY Variable Universal Life
MFS(R) Total Return ........................... Survivorship Variable Universal Life
MFS(R) Utilities .............................. MONY Corporate Sponsored Variable Universal Life
MFS(R) Utilities .............................. MONY Variable Universal Life
MFS(R) Utilities .............................. Survivorship Variable Universal Life
Morgan Stanley UIF Core Plus Fixed Income ..... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Emerging Markets Debt ...... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Equity Growth .............. MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Global Value Equity ........ MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF U.S. Real Estate ........... MONY Corporate Sponsored Variable Universal Life
Morgan Stanley UIF Value ...................... MONY Corporate Sponsored Variable Universal Life
Old Mutual Mid-Cap ............................ MONY Variable Universal Life
Old Mutual Mid-Cap ............................ Survivorship Variable Universal Life
Old Mutual Select Value ....................... MONY Variable Universal Life
Old Mutual Select Value ....................... Survivorship Variable Universal Life
Oppenheimer Global Securities ................. MONY Variable Universal Life
Oppenheimer Main Street(R) .................... MONY Variable Universal Life
PIMCO Global Bond (Unhedged) .................. MONY Variable Universal Life
PIMCO Global Bond (Unhedged) .................. Survivorship Variable Universal Life
PIMCO Global Bond (Unhedged) .................. MONY Custom Estate Master
PIMCO Global Bond (Unhedged) .................. MONY Custom Equity Master
PIMCO Real Return ............................. MONY Corporate Sponsored Variable Universal Life
PIMCO Real Return ............................. MONY Variable Universal Life
PIMCO Real Return ............................. Survivorship Variable Universal Life
PIMCO Real Return ............................. MONY Custom Estate Master
PIMCO Real Return ............................. MONY Custom Equity Master
PIMCO StocksPLUS Growth and Income ............ MONY Variable Universal Life
PIMCO StocksPLUS Growth and Income ............ Survivorship Variable Universal Life
T. Rowe Price Equity Income ................... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price International Stock ............. MONY Corporate Sponsored Variable Universal Life
T. Rowe Price Limited-Term Bond ............... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price New America Growth .............. MONY Corporate Sponsored Variable Universal Life

                                                                  Mortality
                                                                      &
                                                                   Expense   Unit Fair      Units
                   Fund Name                          Class         Ratio      Value     Outstanding
----------------------------------------------- ---------------- ---------- ----------- ------------
Lord Abbett Bond-Debenture ....................   VC                 0.35%   $  13.70       79,106
Lord Abbett Bond-Debenture ....................   VC                 0.35%      13.14        2,397
Lord Abbett Growth and Income .................   VC                 0.35%   $  12.83      252,840
Lord Abbett Growth and Income .................   VC                 0.35%      12.07       11,872
Lord Abbett Growth and Income .................   VC                 0.35%      12.83       13,405
Lord Abbett Growth and Income .................   VC                 0.35%      12.76      142,174
Lord Abbett Mid-Cap Value .....................   VC                   --    $  14.71      614,772
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      15.57      200,069
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      13.95        4,615
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      14.26       20,707
Lord Abbett Mid-Cap Value .....................   VC                 0.35%      14.26      196,587
MFS(R) Mid Cap Growth ......................... Initial              0.35%   $  10.42      105,677
MFS(R) Mid Cap Growth ......................... Initial              0.35%      10.35        4,043
MFS(R) New Discovery .......................... Initial                --    $  11.96       51,361
MFS(R) New Discovery .......................... Initial              0.35%      11.06       42,119
MFS(R) New Discovery .......................... Initial              0.35%      11.04        2,156
MFS(R) Total Return ........................... Initial                --    $  12.53      188,189
MFS(R) Total Return ........................... Initial              0.35%      12.67      165,200
MFS(R) Total Return ........................... Initial              0.35%      12.38        5,683
MFS(R) Utilities .............................. Initial                --    $  18.87       19,765
MFS(R) Utilities .............................. Initial              0.35%      17.82       45,666
MFS(R) Utilities .............................. Initial              0.35%      17.08        2,955
Morgan Stanley UIF Core Plus Fixed Income .....    I                   --    $  14.89    1,047,468
Morgan Stanley UIF Emerging Markets Debt ......    I                   --    $  16.29       27,550
Morgan Stanley UIF Equity Growth ..............    I                   --    $   9.03       40,380
Morgan Stanley UIF Global Value Equity ........    I                   --    $  12.26       78,039
Morgan Stanley UIF U.S. Real Estate ...........    I                   --    $  20.07       86,454
Morgan Stanley UIF Value ......................    I                   --    $  15.85      828,996
Old Mutual Mid-Cap ............................ Insurance            0.35%   $  14.68      160,566
Old Mutual Mid-Cap ............................ Insurance            0.35%   $  14.05       10,860
Old Mutual Select Value ....................... Insurance            0.35%   $  10.06       84,701
Old Mutual Select Value ....................... Insurance            0.35%       9.78        3,020
Oppenheimer Global Securities .................  Service             0.35%   $  17.11       77,121
Oppenheimer Main Street(R) ....................  Service             0.35%   $  13.10       39,930
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%   $  14.00      101,188
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      14.05        4,527
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      12.80        5,384
PIMCO Global Bond (Unhedged) .................. Administrative       0.35%      13.50       47,405
PIMCO Real Return ............................. Administrative         --    $  13.44    1,054,798
PIMCO Real Return ............................. Administrative       0.35%      13.90      251,024
PIMCO Real Return ............................. Administrative       0.35%      13.82       12,006
PIMCO Real Return ............................. Administrative       0.35%      13.27       26,047
PIMCO Real Return ............................. Administrative       0.35%      13.47      143,431
PIMCO StocksPLUS Growth and Income ............ Administrative       0.35%   $  12.45      291,290
PIMCO StocksPLUS Growth and Income ............ Administrative       0.35%      12.65        4,068
T. Rowe Price Equity Income ...................        *               --    $  15.76    1,837,906
T. Rowe Price International Stock .............        *               --    $  12.65      510,976
T. Rowe Price Limited-Term Bond ...............        *               --    $  13.48      248,283
T. Rowe Price New America Growth ..............        *               --    $  11.22      635,903

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2005

                   Fund Name                                         Option
---------------------------------------------- --------------------------------------------------
T. Rowe Price Personal Strategy Balanced ..... MONY Corporate Sponsored Variable Universal Life
T. Rowe Price Prime Reserve .................. MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Bond ....................... MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Emerging Markets ........... MONY Corporate Sponsored Variable Universal Life
Van Eck Worldwide Hard Assets ................ MONY Corporate Sponsored Variable Universal Life
Van Kampen UIF Emerging Markets Equity ....... MONY Variable Universal Life
Van Kampen UIF Emerging Markets Equity ....... Survivorship Variable Universal Life
Van Kampen UIF Global Value Equity ........... MONY Variable Universal Life
Van Kampen UIF Global Value Equity ........... Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. MONY Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. Survivorship Variable Universal Life
Van Kampen UIF U.S. Real Estate .............. MONY Custom Estate Master
Van Kampen UIF U.S. Real Estate .............. MONY Custom Equity Master

                                                          Mortality
                                                              &
                                                           Expense   Unit Fair      Units
                   Fund Name                     Class      Ratio      Value     Outstanding
---------------------------------------------- --------- ---------- ----------- ------------
T. Rowe Price Personal Strategy Balanced .....    *            --    $  16.05      177,937
T. Rowe Price Prime Reserve ..................    *            --    $  12.22      487,305
Van Eck Worldwide Bond ....................... Initial         --    $  15.07       40,113
Van Eck Worldwide Emerging Markets ........... Initial         --    $  13.19      297,777
Van Eck Worldwide Hard Assets ................ Initial         --    $  26.44       78,517
Van Kampen UIF Emerging Markets Equity .......    I          0.35%   $  21.64       34,529
Van Kampen UIF Emerging Markets Equity .......    I          0.35%      20.38        5,651
Van Kampen UIF Global Value Equity ...........    I          0.35%   $  13.01       37,155
Van Kampen UIF Global Value Equity ...........    I          0.35%      14.84          800
Van Kampen UIF U.S. Real Estate ..............    I          0.35%   $  21.65      146,260
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      20.17        7,055
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      19.67        6,513
Van Kampen UIF U.S. Real Estate ..............    I          0.35%      19.86       83,034

----------
* The fund does not specify a share class.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          AIM V.I.         AIM V.I.             AIM V.I.
                                                        Basic Value   Financial Services   Global Health Care
                                                       ------------- -------------------- --------------------
Income:
 Dividend income .....................................   $    461          $  4,303             $     --
Expenses:
 Mortality and expense risk charges ..................     (1,526)           (1,073)              (2,169)
                                                         --------          --------             --------
Net investment income (loss) .........................     (1,065)            3,230               (2,169)
                                                         --------          --------             --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      5,628             8,828               10,712
 Realized gain distributions .........................      5,881                --                   --
                                                         --------          --------             --------
Realized gain/(loss) .................................     11,509             8,828               10,712
                                                         --------          --------             --------
Change in unrealized appreciation
 (depreciation) ......................................     17,972             5,197               40,997
                                                         --------          --------             --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 28,416          $ 17,255             $ 49,540
                                                         ========          ========             ========

                                                          AIM V.I.
                                                          Mid Cap      AIM V.I.          Alger         Alger American
                                                        Core Equity   Technology   American Balanced   MidCap Growth
                                                       ------------- ------------ ------------------- ---------------
Income:
 Dividend income .....................................    $ 1,701       $   --         $  60,892         $      --
Expenses:
 Mortality and expense risk charges ..................       (887)        (526)          (13,797)          (40,528)
                                                          -------       ------         ---------         ---------
Net investment income (loss) .........................        814         (526)           47,095           (40,528)
                                                          -------       ------         ---------         ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      3,307        3,270            40,486           499,495
 Realized gain distributions .........................     10,399           --                --           460,828
                                                          -------       ------         ---------         ---------
Realized gain/(loss) .................................     13,706        3,270            40,486           960,323
                                                          -------       ------         ---------         ---------
Change in unrealized appreciation
 (depreciation) ......................................      5,702        5,303           225,290            30,653
                                                          -------       ------         ---------         ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $20,222       $8,047         $ 312,871         $ 950,448
                                                          =======       ======         =========         =========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          Dreyfus IP     Dreyfus Socially
                                                          Small Cap        Responsible        Dreyfus Stock
                                                         Stock Index    Growth Fund, Inc.   Index Fund, Inc.
                                                       --------------- ------------------- ------------------
Income:
 Dividend income .....................................  $          --      $       --          $1,049,725
Expenses:
 Mortality and expense risk charges ..................        (29,073)         (5,742)           (357,391)
                                                        -------------      ----------          ----------
Net investment income (loss) .........................        (29,073)         (5,742)            692,334
                                                        -------------      ----------          ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      1,911,782         (23,692)           (300,021)
 Realized gain distributions .........................         27,926              --                  --
                                                        -------------      ----------          ----------
Realized gain/(loss) .................................      1,939,708         (23,692)           (300,021)
                                                        -------------      ----------          ----------
Change in unrealized appreciation
 (depreciation) ......................................     (1,312,047)         75,431           2,226,196
                                                        -------------      ----------          ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $     598,588      $   45,997          $2,618,509
                                                        =============      ==========          ==========

                                                                                              Dreyfus VIF
                                                         Dreyfus VIF       Dreyfus VIF       Small Company     EQ/Bear Stearns
                                                        Appreciation   International Value       Stock       Small Company Growth
                                                       -------------- --------------------- --------------- ---------------------
Income:
 Dividend income .....................................  $       286        $       --         $        --        $   20,316
Expenses:
 Mortality and expense risk charges ..................      (13,877)          (42,139)            (14,005)          (62,679)
                                                        -----------        ----------         -----------        ----------
Net investment income (loss) .........................      (13,591)          (42,139)            (14,005)          (42,363)
                                                        -----------        ----------         -----------        ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      225,266         2,108,387             327,092           252,168
 Realized gain distributions .........................           --           209,312             143,303           246,513
                                                        -----------        ----------         -----------        ----------
Realized gain/(loss) .................................      225,266         2,317,699             470,395           498,681
                                                        -----------        ----------         -----------        ----------
Change in unrealized appreciation
 (depreciation) ......................................     (156,120)         (797,737)           (452,448)          571,304
                                                        -----------        ----------         -----------        ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $    55,555        $1,477,823         $     3,942        $1,027,622
                                                        ===========        ==========         ===========        ==========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          EQ/Boston
                                                           Advisors            EQ/Calvert              EQ/Capital
                                                        Equity Income   Socially Responsible(a)   Guardian Research(a)
                                                       --------------- ------------------------- ----------------------
Income:
 Dividend income .....................................    $ 137,458             $    --                $   14,268
Expenses:
 Mortality and expense risk charges ..................      (40,572)               (275)                   (3,761)
                                                          ---------             -------                ----------
Net investment income (loss) .........................       96,886                (275)                   10,507
                                                          ---------             -------                ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      305,106               1,140                   (44,767)
 Realized gain distributions .........................           --               8,698                        --
                                                          ---------             -------                ----------
Realized gain/(loss) .................................      305,106               9,838                   (44,767)
                                                          ---------             -------                ----------
Change in unrealized appreciation
 (depreciation) ......................................       (5,389)             28,364                  (390,660)
                                                          ---------             -------                ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 396,603             $37,927                $ (424,920)
                                                          =========             =======                ==========

                                                                                                     EQ/GAMCO
                                                        EQ/Caywood-Scholl      EQ/Enterprise          Small       EQ/Government
                                                         High Yield Bond    Moderate Allocation   Company Value    Securities
                                                       ------------------- --------------------- --------------- --------------
Income:
 Dividend income .....................................    $     741,326        $   2,732,573      $     327,505   $   487,948
Expenses:
 Mortality and expense risk charges ..................          (81,188)            (655,868)          (446,764)      (69,046)
                                                          -------------        -------------      -------------   -----------
Net investment income (loss) .........................          660,138            2,076,705           (119,259)      418,902
                                                          -------------        -------------      -------------   -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       (8,147,498)          (3,253,363)         2,540,011      (131,469)
 Realized gain distributions .........................               --                   --          5,139,200        18,032
                                                          -------------        -------------      -------------   -----------
Realized gain/(loss) .................................       (8,147,498)          (3,253,363)         7,679,211      (113,437)
                                                          -------------        -------------      -------------   -----------
Change in unrealized appreciation
 (depreciation) ......................................        7,748,479            5,374,742         (4,735,856)     (203,905)
                                                          -------------        -------------      -------------   -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $     261,119        $   4,198,084      $   2,824,096   $   101,560
                                                          =============        =============      =============   ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        EQ/Intermediate  EQ/International     EQ/Long
                                                           Term Bond          Growth         Term Bond
                                                       ---------------- ------------------ -------------
Income:
 Dividend income .....................................   $   346,685        $  228,576      $   220,331
Expenses:
 Mortality and expense risk charges ..................       (63,004)          (96,048)         (62,418)
                                                         -----------        ----------      -----------
Net investment income (loss) .........................       283,681           132,528          157,913
                                                         -----------        ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      (488,844)         (385,288)        (345,930)
 Realized gain distributions .........................       132,042                --          106,893
                                                         -----------        ----------      -----------
Realized gain/(loss) .................................      (356,802)         (385,288)        (239,037)
                                                         -----------        ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................        64,870         2,067,395          348,477
                                                         -----------        ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $    (8,251)       $1,814,635      $   267,353
                                                         ===========        ==========      ===========

                                                         EQ/Marsico     EQ/Money     EQ/Montag &       EQ/PIMCO
                                                          Focus(a)     Market(a)   Caldwell Growth   Real Return
                                                       -------------- ----------- ----------------- -------------
Income:
 Dividend income .....................................   $       --    $ 447,975     $  125,425      $   377,313
Expenses:
 Mortality and expense risk charges ..................      (15,415)     (62,152)      (190,824)         (88,843)
                                                         ----------    ---------     ----------      -----------
Net investment income (loss) .........................      (15,415)     385,823        (65,399)         288,470
                                                         ----------    ---------     ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       67,267           --        730,791          238,767
 Realized gain distributions .........................      166,810           --             --           54,466
                                                         ----------    ---------     ----------      -----------
Realized gain/(loss) .................................      234,077           --        730,791          293,233
                                                         ----------    ---------     ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................    2,352,284           --      2,823,720         (512,148)
                                                         ----------    ---------     ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $2,570,946    $ 385,823     $3,489,112      $    69,555
                                                         ==========    =========     ==========      ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        EQ/Short
                                                        Duration    EQ/TCW           EQ/UBS
                                                         Bond       Equity     Growth and Income
                                                       ---------- ------------- -------------------
Income:
 Dividend income .....................................   $2,101            --       $  133,676
Expenses:
 Mortality and expense risk charges ..................     (554)     (361,339)         (79,177)
                                                         ------      --------       ----------
Net investment income (loss) .........................    1,547      (361,339)          54,499
                                                         ------      --------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     (169)     (629,128)          52,040
 Realized gain distributions .........................        4            --               --
                                                         ------      --------       ----------
Realized gain/(loss) .................................     (165)     (629,128)          52,040
                                                         ------      --------       ----------
Change in unrealized appreciation
 (depreciation) ......................................      175     2,957,991        1,508,368
                                                         ------     ---------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $1,557    $1,967,524       $1,614,907
                                                         ======    ==========       ==========

                                                         Fidelity VIP    Fidelity VIP    Fidelity VIP       Fidelity VIP
                                                        Asset Manager   Contrafund(R)       Growth      Growth Opportunities
                                                       --------------- --------------- --------------- ---------------------
Income:
 Dividend income .....................................   $   118,685     $   59,655     $      87,168        $ 17,808
Expenses:
 Mortality and expense risk charges ..................        (9,531)      (125,414)          (77,205)         (8,108)
                                                         -----------     ----------     -------------        --------
Net investment income (loss) .........................       109,154        (65,759)            9,963           9,700
                                                         -----------     ----------     -------------        --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       301,330      2,281,363         1,667,225          46,470
 Realized gain distributions .........................         1,522          4,432                --              --
                                                         -----------     ----------     -------------        --------
Realized gain/(loss) .................................       302,852      2,285,795         1,667,225          46,470
                                                         -----------     ----------     -------------        --------
Change in unrealized appreciation
 (depreciation) ......................................      (409,318)     2,684,360        (1,020,753)        109,274
                                                         -----------     ----------     -------------        --------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $     2,688     $4,904,396     $     656,435        $165,444
                                                         ===========     ==========     =============        ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        Fidelity VIP     Franklin Income      Franklin Rising
                                                     Growth and Income      Securities     Dividends Securities
                                                    ------------------- ----------------- ----------------------
Income:
 Dividend income ..................................    $     131,682       $   31,916            $  2,878
Expenses:
 Mortality and expense risk charges ...............          (20,577)          (2,802)             (1,128)
                                                       -------------       ----------            --------
Net investment income (loss) ......................          111,105           29,114               1,750
                                                       -------------       ----------            --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ..        1,709,943            6,293               3,158
 Realized gain distributions ......................               --            2,770               1,963
                                                       -------------       ----------            --------
Realized gain/(loss) ..............................        1,709,943            9,063               5,121
                                                       -------------       ----------            --------
Change in unrealized appreciation
 (depreciation) ...................................       (1,593,442)         (11,685)              8,197
                                                       -------------       ----------            --------
Net increase/(decrease) in net assets
 resulting from operations ........................    $     227,606       $   26,492            $ 15,068
                                                       =============       ==========            ========

                                                                                            Janus Aspen         Janus Aspen
                                                     Franklin Zero     Janus Aspen     Series International   Series Flexible
                                                      Coupon 2010    Series Balanced          Growth               Bond
                                                    --------------- ----------------- ---------------------- ----------------
Income:
 Dividend income ..................................    $   2,470        $ 171,616           $   73,976         $   480,630
Expenses:
 Mortality and expense risk charges ...............         (208)         (29,140)             (21,427)            (23,626)
                                                       ---------        ---------           ----------         -----------
Net investment income (loss) ......................        2,262          142,476               52,549             457,004
                                                       ---------        ---------           ----------         -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ..         (112)          89,802              706,119             (22,435)
 Realized gain distributions ......................           41               --                   --             264,294
                                                       ---------        ---------           ----------         -----------
Realized gain/(loss) ..............................          (71)          89,802              706,119             241,859
                                                       ---------        ---------           ----------         -----------
Change in unrealized appreciation
 (depreciation) ...................................       (1,730)         316,585            1,037,215            (575,872)
                                                       ---------        ---------           ----------         -----------
Net increase/(decrease) in net assets
 resulting from operations ........................    $     461        $ 548,863           $1,795,883         $   122,991
                                                       =========        =========           ==========         ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                        Janus Aspen   Janus Aspen
                                                         Janus Aspen    Series Mid     Series Mid
                                                        Series Forty    Cap Growth     Cap Value
                                                       -------------- -------------- -------------
Income:
 Dividend income .....................................   $   33,979     $       --     $ 147,484
Expenses:
 Mortality and expense risk charges ..................      (73,931)       (54,741)      (13,060)
                                                         ----------     ----------     ---------
Net investment income (loss) .........................      (39,952)       (54,741)      134,424
                                                         ----------     ----------     ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      355,033        619,965        57,409
 Realized gain distributions .........................           --             --        84,570
                                                         ----------     ----------     ---------
Realized gain/(loss) .................................      355,033        619,965       141,979
                                                         ----------     ----------     ---------
Change in unrealized appreciation
 (depreciation) ......................................    1,497,857      1,046,470       (80,818)
                                                         ----------     ----------     ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $1,812,938     $1,611,694     $ 195,585
                                                         ==========     ==========     =========

                                                           Janus Aspen
                                                             Series          Lord Abbett       Lord Abbett       Lord Abbett
                                                        Worldwide Growth   Bond-Debenture   Growth and Income   Mid-Cap Value
                                                       ------------------ ---------------- ------------------- ---------------
Income:
 Dividend income .....................................     $ 223,773         $   53,427        $    51,255      $      65,355
Expenses:
 Mortality and expense risk charges ..................       (73,538)            (3,653)           (16,531)           (61,784)
                                                           ---------         ----------        -----------      -------------
Net investment income (loss) .........................       150,235             49,774             34,724              3,571
                                                           ---------         ----------        -----------      -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       365,574             14,743            107,049          2,453,262
 Realized gain distributions .........................            --             11,692            313,161            892,998
                                                           ---------         ----------        -----------      -------------
Realized gain/(loss) .................................       365,574             26,435            420,210          3,346,260
                                                           ---------         ----------        -----------      -------------
Change in unrealized appreciation
 (depreciation) ......................................       162,924            (64,260)          (285,823)        (2,085,161)
                                                           ---------         ----------        -----------      -------------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $ 678,733         $   11,949        $   169,111      $   1,264,670
                                                           =========         ==========        ===========      =============

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        MFS(R) Mid   MFS(R) New   MFS(R) Total
                                                        Cap Growth    Discovery      Return
                                                       ------------ ------------ --------------
Income:
 Dividend income .....................................   $     --     $     --    $    87,284
Expenses:
 Mortality and expense risk charges ..................     (3,546)      (7,826)       (21,308)
                                                         --------     --------    -----------
Net investment income (loss) .........................     (3,546)      (7,826)        65,976
                                                         --------     --------    -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     30,395       58,586         87,749
 Realized gain distributions .........................         --           --        171,120
                                                         --------     --------    -----------
Realized gain/(loss) .................................     30,395       58,586        258,869
                                                         --------     --------    -----------
Change in unrealized appreciation
 (depreciation) ......................................      9,877       10,994       (218,644)
                                                         --------     --------    -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ 36,726     $ 61,754    $   106,201
                                                         ========     ========    ===========

                                                                    Morgan Stanley  Morgan Stanley   Morgan Stanley
                                                          MFS(R)    UIF Core Plus    UIF Emerging      UIF Equity
                                                        Utilities    Fixed Income    Markets Debt        Growth
                                                       ----------- --------------- ---------------- ----------------
Income:
 Dividend income .....................................  $  5,316     $   550,582      $   41,830        $  1,378
Expenses:
 Mortality and expense risk charges ..................    (3,467)        (31,751)         (2,897)         (1,338)
                                                        --------     -----------      ----------        --------
Net investment income (loss) .........................     1,849         518,831          38,933              40
                                                        --------     -----------      ----------        --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....    80,965         415,591          21,081           1,466
 Realized gain distributions .........................        --         112,903           8,890              --
                                                        --------     -----------      ----------        --------
Realized gain/(loss) .................................    80,965         528,494          29,971           1,466
                                                        --------     -----------      ----------        --------
Change in unrealized appreciation
 (depreciation) ......................................    66,509        (706,289)        (12,827)         46,055
                                                        --------     -----------      ----------        --------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $149,323     $   341,036      $   56,077        $ 47,561
                                                        ========     ===========      ==========        ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        Morgan Stanley  Old Mutual    Old Mutual
                                                          UIF Value       Mid-Cap    Select Value
                                                       --------------- ------------ --------------
Income:
 Dividend income .....................................    $  46,304     $      --      $ 16,764
Expenses:
 Mortality and expense risk charges ..................      (19,933)       (7,839)       (2,883)
                                                          ---------     ---------      --------
Net investment income (loss) .........................       26,371        (7,839)       13,881
                                                          ---------     ---------      --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      114,055        51,235        (6,386)
 Realized gain distributions .........................      191,985       179,378            --
                                                          ---------     ---------      --------
Realized gain/(loss) .................................      306,040       230,613        (6,386)
                                                          ---------     ---------      --------
Change in unrealized appreciation
 (depreciation) ......................................      249,013       (88,935)       26,324
                                                          ---------     ---------      --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ 581,424     $ 133,839      $ 33,819
                                                          =========     =========      ========

                                                           Oppenheimer        Oppenheimer      PIMCO Global     PIMCO Real
                                                        Global Securities   Main Street(R)   Bond (Unhedged)      Return
                                                       ------------------- ---------------- ----------------- -------------
Income:
 Dividend income .....................................      $  6,436           $  4,606        $   53,669      $   515,179
Expenses:
 Mortality and expense risk charges ..................        (3,270)            (1,555)           (7,434)         (69,600)
                                                            --------           --------        ----------      -----------
Net investment income (loss) .........................         3,166              3,051            46,235          445,579
                                                            --------           --------        ----------      -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        27,092              4,253            20,019          147,881
 Realized gain distributions .........................            --                 --            31,121          224,088
                                                            --------           --------        ----------      -----------
Realized gain/(loss) .................................        27,092              4,253            51,140          371,969
                                                            --------           --------        ----------      -----------
Change in unrealized appreciation
 (depreciation) ......................................       119,207             21,036          (252,841)        (515,272)
                                                            --------           --------        ----------      -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $149,465           $ 28,340        $ (155,466)     $   302,276
                                                            ========           ========        ==========      ===========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         PIMCO StocksPLUS   T. Rowe Price      T. Rowe Price
                                                        Growth and Income   Equity Income   International Stock
                                                       ------------------- --------------- ---------------------
Income:
 Dividend income .....................................      $  82,210       $     621,145       $  115,359
Expenses:
 Mortality and expense risk charges ..................        (11,636)           (159,303)         (38,113)
                                                            ---------       -------------       ----------
Net investment income (loss) .........................         70,574             461,842           77,246
                                                            ---------       -------------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         48,859           6,625,605        1,115,879
 Realized gain distributions .........................             --           1,653,594           25,078
                                                            ---------       -------------       ----------
Realized gain/(loss) .................................         48,859           8,279,199        1,140,957
                                                            ---------       -------------       ----------
Change in unrealized appreciation
 (depreciation) ......................................         (2,204)         (7,492,155)        (211,983)
                                                            ---------       -------------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $ 117,229       $   1,248,886       $1,006,220
                                                            =========       =============       ==========

                                                                            T. Rowe Price    T. Rowe Price
                                                          T. Rowe Price      New America   Personal Strategy   T. Rowe Price
                                                        Limited-Term Bond      Growth           Balanced       Prime Reserve
                                                       ------------------- -------------- ------------------- --------------
Income:
 Dividend income .....................................      $ 128,843         $     --        $    47,934       $ 295,149
Expenses:
 Mortality and expense risk charges ..................        (18,358)          (7,547)           (14,244)        (41,254)
                                                            ---------         --------        -----------       ---------
Net investment income (loss) .........................        110,485           (7,547)            33,690         253,895
                                                            ---------         --------        -----------       ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        (40,303)          57,986            244,634              --
 Realized gain distributions .........................             --               --             24,704              --
                                                            ---------         --------        -----------       ---------
Realized gain/(loss) .................................        (40,303)          57,986            269,338              --
                                                            ---------         --------        -----------       ---------
Change in unrealized appreciation
 (depreciation) ......................................        (24,444)         318,823           (125,299)             --
                                                            ---------         --------        -----------       ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................      $  45,738         $369,262        $   177,729       $ 253,895
                                                            =========         ========        ===========       =========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           Van Kampen       Van Kampen     Van Kampen
                                                          UIF Emerging      UIF Global      UIF U.S.
                                                        Markets Equity    Value Equity+   Real Estate+
                                                       ----------------- --------------- --------------
Income:
 Dividend income .....................................     $  2,653         $ 13,575       $  109,894
Expenses:
 Mortality and expense risk charges ..................       (2,334)          (6,252)         (28,085)
                                                           --------         --------       ----------
Net investment income (loss) .........................          319            7,323           81,809
                                                           --------         --------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       25,542           22,210        1,292,950
 Realized gain distributions .........................           --            9,325          242,731
                                                           --------         --------       ----------
Realized gain/(loss) .................................       25,542           31,535        1,535,681
                                                           --------         --------       ----------
Change in unrealized appreciation
 (depreciation) ......................................      180,018           32,441         (345,735)
                                                           --------         --------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $205,879         $ 71,299       $1,271,755
                                                           ========         ========       ==========

                                                                               Van Eck           Van Eck
                                                            Van Eck      Worldwide Emerging   Worldwide Hard
                                                        Worldwide Bond         Markets            Assets
                                                       ---------------- -------------------- ---------------
Income:
 Dividend income .....................................    $  36,043           $  6,758          $  2,965
Expenses:
 Mortality and expense risk charges ..................       (2,861)            (8,323)           (5,176)
                                                          ---------           --------          --------
Net investment income (loss) .........................       33,182             (1,565)           (2,211)
                                                          ---------           --------          --------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....      (16,364)           219,968           280,218
 Realized gain distributions .........................           --                 --                --
                                                          ---------           --------          --------
Realized gain/(loss) .................................      (16,364)           219,968           280,218
                                                          ---------           --------          --------
Change in unrealized appreciation
 (depreciation) ......................................      (42,630)           629,733           306,928
                                                          ---------           --------          --------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ (25,812)          $848,136          $584,935
                                                          =========           ========          ========

-------
(a) Commenced operation on September 9, 2005.

+ Known as Morgan Stanley UIF ...with respect to MONY Corporate Sponsored Variable Universal Life.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AIM V.I. Financial          AIM V.I. Global
                                                      AIM V.I. Basic Value            Services                 Health Care
                                                    ------------------------- ------------------------- -------------------------
                                                        2005         2004         2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $  (1,065)   $    (679)   $   3,230    $   1,272    $  (2,169)   $  (1,411)
 Net realized gain (loss) .........................     11,509        4,040        8,828       11,066       10,712        5,451
 Net change in unrealized appreciation
  (depreciation) ..................................     17,972       25,863        5,197        7,955       40,997       27,647
                                                     ---------    ---------    ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     28,416       29,224       17,255       20,293       49,540       31,687
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............    272,021      299,402      122,793       99,451      161,970      147,474
 Transfers between subaccounts, net ...............         20      (10,162)     (32,331)      (9,205)       8,513       79,537
 Transfers for contract benefits and
  terminations ....................................    (90,580)     (68,698)     (61,303)     (42,324)     (73,608)     (79,539)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    181,461      220,542       29,159       47,922       96,875      147,472
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............    209,877      249,766       46,414       68,215      146,415      179,159
Net assets beginning of period ....................    326,697       76,931      274,824      206,609      539,601      360,442
                                                     ---------    ---------    ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 536,574    $ 326,697    $ 321,238    $ 274,824    $ 686,016    $ 539,601
                                                     =========    =========    =========    =========    =========    =========
 Units issued during the period ...................     22,827       26,870       12,367       12,419       21,615       24,063
 Units redeemed during the period .................     (8,455)      (7,866)      (9,966)      (8,266)     (13,154)     (10,598)
                                                     ---------    ---------    ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          14,372       19,004        2,401        4,153        8,461       13,465
                                                     =========    =========    =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        AIM V.I. Mid Cap
                                                           Core Equity           AIM V.I. Technology
                                                    ------------------------- -------------------------
                                                        2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $     814    $     (47)   $    (526)   $    (265)
 Net realized gain (loss) .........................     13,706        7,439        3,270        3,499
 Net change in unrealized appreciation
  (depreciation) ..................................      5,702        4,223        5,303        3,366
                                                     ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     20,222       11,615        8,047        6,600
                                                     ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............    206,490      130,559       42,396       36,450
 Transfers between subaccounts, net ...............     34,260       15,290       30,329        9,523
 Transfers for contract benefits and
  terminations ....................................    (62,625)     (28,889)     (15,315)     (19,069)
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    178,125      116,960       57,410       26,904
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............    198,347      128,575       65,457       33,504
Net assets beginning of period ....................    153,715       25,140      100,259       66,755
                                                     ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 352,062    $ 153,715    $ 165,716    $ 100,259
                                                     =========    =========    =========    =========
 Units issued during the period ...................     19,354       12,607       13,183       11,482
 Units redeemed during the period .................     (5,697)      (2,819)      (7,505)      (8,416)
                                                     ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          13,657        9,788        5,678        3,066
                                                     =========    =========    =========    =========

                                                       Alger American Balanced
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   47,095     $   30,316
 Net realized gain (loss) .........................       40,486         56,230
 Net change in unrealized appreciation
  (depreciation) ..................................      225,290         13,900
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      312,871        100,446
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      890,249      1,718,424
 Transfers between subaccounts, net ...............      416,041       (130,664)
 Transfers for contract benefits and
  terminations ....................................     (449,694)      (278,853)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      856,596      1,308,907
                                                      ----------     ----------
Net increase/(decrease) in net assets .............    1,169,467      1,409,353
Net assets beginning of period ....................    2,690,666      1,281,313
                                                      ----------     ----------
Net assets end of period ..........................   $3,860,133     $2,690,666
                                                      ==========     ==========
 Units issued during the period ...................      193,201        187,742
 Units redeemed during the period .................     (117,309)       (70,157)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            75,892        117,585
                                                      ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Alger American
                                                             MidCap Growth
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (40,528)   $    (8,602)
 Net realized gain (loss) .........................        960,323        511,651
 Net change in unrealized appreciation
  (depreciation) ..................................         30,653        492,084
                                                     -------------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................        950,448        995,133
                                                     -------------    -----------
Contract transactions:
 Payments received from contractowners ............      2,191,087      3,586,948
 Transfers between subaccounts, net ...............        602,384      2,652,259
 Transfers for contract benefits and
  terminations ....................................     (4,228,414)      (675,705)
                                                     -------------    -----------
Net increase/(decrease) from contract
 transactions .....................................     (1,434,943)     5,563,502
                                                     -------------    -----------
Net increase/(decrease) in net assets .............       (484,495)     6,558,635
Net assets beginning of period ....................     10,449,936      3,891,301
                                                     -------------    -----------
Net assets end of period ..........................  $   9,965,441    $10,449,936
                                                     =============    ===========
 Units issued during the period ...................        280,012        665,780
 Units redeemed during the period .................       (380,809)      (206,054)
                                                     -------------    -----------
 Net units issued (redeemed) during the period            (100,797)       459,726
                                                     =============    ===========

                                                                                          Dreyfus Socially
                                                           Dreyfus IP Small                  Responsible
                                                            Cap Stock Index               Growth Fund, Inc.
                                                    ------------------------------- -----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) .....................  $     (29,073)  $      25,419    $   (5,742)    $      664
 Net realized gain (loss) .........................      1,939,708         472,410       (23,692)       (27,232)
 Net change in unrealized appreciation
  (depreciation) ..................................     (1,312,047)        822,924        75,431        106,357
                                                     -------------   -------------    ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................        598,588       1,320,753        45,997         79,789
                                                     -------------   -------------    ----------     ----------
Contract transactions:
 Payments received from contractowners ............      3,011,260         634,925       367,183        393,644
 Transfers between subaccounts, net ...............     (1,444,211)         93,327       (82,909)        (6,628)
 Transfers for contract benefits and
  terminations ....................................     (3,191,940)     (1,197,151)     (308,224)      (286,962)
                                                     -------------   -------------    ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,624,891)       (468,899)      (23,950)       100,054
                                                     -------------   -------------    ----------     ----------
Net increase/(decrease) in net assets .............     (1,026,303)        851,854        22,047        179,843
Net assets beginning of period ....................      7,436,689       6,584,835     1,460,959      1,281,116
                                                     -------------   -------------    ----------     ----------
Net assets end of period ..........................  $   6,410,386   $   7,436,689    $1,483,006     $1,460,959
                                                     =============   =============    ==========     ==========
 Units issued during the period ...................        249,007          74,321        59,066         72,567
 Units redeemed during the period .................       (354,521)       (117,620)      (62,792)       (58,141)
                                                     -------------   -------------    ----------     ----------
 Net units issued (redeemed) during the period            (105,514)        (43,299)       (3,726)        14,426
                                                     =============   =============    ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Dreyfus Stock
                                                           Index Fund, Inc.
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    692,334    $  1,023,296
 Net realized gain (loss) .........................      (300,021)       (663,392)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,226,196       5,722,131
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     2,618,509       6,082,035
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     6,559,393       9,159,700
 Transfers between subaccounts, net ...............      (781,144)       (357,211)
 Transfers for contract benefits and
  terminations ....................................    (9,808,705)     (5,590,629)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    (4,030,456)      3,211,860
                                                     ------------    ------------
Net increase/(decrease) in net assets .............    (1,411,947)      9,293,895
Net assets beginning of period ....................    65,313,161      56,019,266
                                                     ------------    ------------
Net assets end of period ..........................  $ 63,901,214    $ 65,313,161
                                                     ============    ============
 Units issued during the period ...................       801,200       1,107,210
 Units redeemed during the period .................    (1,097,968)       (820,857)
                                                     ------------    ------------
 Net units issued (redeemed) during the period           (296,768)        286,353
                                                     ============    ============

                                                             Dreyfus VIF                     Dreyfus VIF
                                                             Appreciation                International Value
                                                    ------------------------------ -------------------------------
                                                          2005           2004            2005            2004
                                                    --------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (13,591)   $   36,417    $    (42,139)   $    139,589
 Net realized gain (loss) .........................        225,266       130,780       2,317,699         698,938
 Net change in unrealized appreciation
  (depreciation) ..................................       (156,120)      (69,726)       (797,737)      1,485,607
                                                     -------------    ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................         55,555        97,471       1,477,823       2,324,134
                                                     -------------    ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners ............        312,401       318,250       1,942,419       1,378,017
 Transfers between subaccounts, net ...............       (138,107)     (262,732)     (3,487,567)      2,246,806
 Transfers for contract benefits and
  terminations ....................................     (1,407,209)     (429,078)     (2,173,456)     (2,099,609)
                                                     -------------    ----------    ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     (1,232,915)     (373,560)     (3,718,604)      1,525,214
                                                     -------------    ----------    ------------    ------------
Net increase/(decrease) in net assets .............     (1,177,360)     (276,089)     (2,240,781)      3,849,348
Net assets beginning of period ....................      2,198,770     2,474,859      14,205,340      10,355,992
                                                     -------------    ----------    ------------    ------------
Net assets end of period ..........................  $   1,021,410    $2,198,770    $ 11,964,559    $ 14,205,340
                                                     =============    ==========    ============    ============
 Units issued during the period ...................         28,606        66,253         208,536         355,477
 Units redeemed during the period .................       (115,274)      (94,727)       (477,608)       (219,422)
                                                     -------------    ----------    ------------    ------------
 Net units issued (redeemed) during the period             (86,668)      (28,474)       (269,072)        136,055
                                                     =============    ==========    ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Dreyfus VIF
                                                         Small Company Stock
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $  (14,005)    $       --
 Net realized gain (loss) .........................      470,395        321,021
 Net change in unrealized appreciation
  (depreciation) ..................................     (452,448)       157,997
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................        3,942        479,018
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      266,111        838,568
 Transfers between subaccounts, net ...............      (99,444)       279,869
 Transfers for contract benefits and
  terminations ....................................     (397,362)      (208,864)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     (230,695)       909,573
                                                      ----------     ----------
Net increase/(decrease) in net assets .............     (226,753)     1,388,591
Net assets beginning of period ....................    3,093,325      1,704,734
                                                      ----------     ----------
Net assets end of period ..........................   $2,866,572     $3,093,325
                                                      ==========     ==========
 Units issued during the period ...................       50,281        124,538
 Units redeemed during the period .................      (67,476)       (51,480)
                                                      ----------     ----------
 Net units issued (redeemed) during the period           (17,195)        73,058
                                                      ==========     ==========

                                                            EQ/Bear Stearns              EQ/Boston Advisors
                                                         Small Company Growth               Equity Income
                                                    ------------------------------- -----------------------------
                                                          2005            2004          2005 (a)         2004
                                                    --------------- --------------- --------------- -------------
From operations:
 Net investment income (loss) .....................  $    (42,363)   $    (41,550)   $     96,886    $  140,348
 Net realized gain (loss) .........................       498,681         (15,436)        305,106        49,448
 Net change in unrealized appreciation
  (depreciation) ..................................       571,304       1,681,143          (5,389)      869,489
                                                     ------------    ------------    ------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,027,622       1,624,157         396,603     1,059,285
                                                     ------------    ------------    ------------    ----------
Contract transactions:
 Payments received from contractowners ............     2,826,387       3,396,080       1,760,850     1,476,497
 Transfers between subaccounts, net ...............      (485,892)       (328,232)      1,787,124     1,254,597
 Transfers for contract benefits and
  terminations ....................................    (2,078,731)     (2,092,673)     (1,707,356)     (965,808)
                                                     ------------    ------------    ------------    ----------
Net increase/(decrease) from contract
 transactions .....................................       261,764         975,175       1,840,618     1,765,286
                                                     ------------    ------------    ------------    ----------
Net increase/(decrease) in net assets .............     1,289,386       2,599,332       2,237,221     2,824,571
Net assets beginning of period ....................    15,085,325      12,485,993       8,020,982     5,196,411
                                                     ------------    ------------    ------------    ----------
Net assets end of period ..........................  $ 16,374,711    $ 15,085,325    $ 10,258,203    $8,020,982
                                                     ============    ============    ============    ==========
 Units issued during the period ...................       274,405         403,922         324,063       266,781
 Units redeemed during the period .................      (254,753)       (317,147)       (171,863)     (109,763)
                                                     ------------    ------------    ------------    ----------
 Net units issued (redeemed) during the period             19,652          86,775         152,200       157,018
                                                     ============    ============    ============    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Calvert                    EQ/Capital
                                                     Socially Responsible (b) (c)   Guardian Research (b) (d)
                                                    ------------------------------ ---------------------------
                                                                 2005                          2005
                                                    ------------------------------ ---------------------------
From operations:
 Net investment income (loss) .....................           $    (275)                   $   10,507
 Net realized gain (loss) .........................               9,838                       (44,767)
 Net change in unrealized appreciation
  (depreciation) ..................................              28,364                      (390,660)
                                                              ---------                    ----------
 Net increase/(decrease) in net assets from
  operations ......................................              37,927                      (424,920)
                                                              ---------                    ----------
Contract transactions:
 Payments received from contractowners ............              18,734                        25,514
 Transfers between subaccounts, net ...............             221,822                     2,576,265
 Transfers for contract benefits and
  terminations ....................................             (14,930)                     (212,326)
                                                              ---------                    ----------
Net increase/(decrease) from contract
 transactions .....................................             225,626                     2,389,453
                                                              ---------                    ----------
Net increase/(decrease) in net assets .............             263,553                     1,964,533
Net assets beginning of period ....................                  --                            --
                                                              ---------                    ----------
Net assets end of period ..........................           $ 263,553                    $1,964,533
                                                              =========                    ==========
 Units issued during the period ...................              27,256                       208,286
 Units redeemed during the period .................              (1,989)                      (21,289)
                                                              ---------                    ----------
 Net units issued (redeemed) during the period                   25,267                       186,997
                                                              =========                    ==========

                                                           EQ/Caywood-Scholl                  EQ/Enterprise
                                                            High Yield Bond                Moderate Allocation
                                                    ------------------------------- ---------------------------------
                                                          2005            2004          2005 (e)           2004
                                                    --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .....................  $    660,138    $  1,677,401    $    2,076,705   $    2,041,920
 Net realized gain (loss) .........................    (8,147,498)        936,496        (3,253,363)      (3,623,538)
 Net change in unrealized appreciation
  (depreciation) ..................................     7,748,479      (1,308,675)        5,374,742        8,768,836
                                                     ------------    ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ......................................       261,119       1,305,222         4,198,084        7,187,218
                                                     ------------    ------------    --------------   --------------
Contract transactions:
 Payments received from contractowners ............     1,784,554       3,120,450        14,432,478       15,565,187
 Transfers between subaccounts, net ...............    (2,105,389)         44,167        (3,718,335)      (2,315,423)
 Transfers for contract benefits and
  terminations ....................................    (1,884,112)     (1,973,964)      (15,744,733)     (15,866,339)
                                                     ------------    ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions .....................................    (2,204,947)      1,190,653        (5,030,590)      (2,616,575)
                                                     ------------    ------------    --------------   --------------
Net increase/(decrease) in net assets .............    (1,943,828)      2,495,875          (832,506)       4,570,643
Net assets beginning of period ....................    15,316,862      12,820,987        98,454,504       93,883,861
                                                     ------------    ------------    --------------   --------------
Net assets end of period ..........................  $ 13,373,034    $ 15,316,862    $   97,621,998   $   98,454,504
                                                     ============    ============    ==============   ==============
 Units issued during the period ...................       323,509         467,787           894,694        1,036,382
 Units redeemed during the period .................      (460,206)       (384,307)       (1,119,773)      (1,109,187)
                                                     ------------    ------------    --------------   --------------
 Net units issued (redeemed) during the period           (136,697)         83,480          (225,079)         (72,805)
                                                     ============    ============    ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/GAMCO
                                                          Small Company Value
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $     (119,259)  $   (353,150)
 Net realized gain (loss) .........................       7,679,211      2,743,830
 Net change in unrealized appreciation
  (depreciation) ..................................      (4,735,856)    10,524,857
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       2,824,096     12,915,537
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       9,997,884     10,835,133
 Transfers between subaccounts, net ...............      (1,242,707)     2,039,934
 Transfers for contract benefits and
  terminations ....................................     (13,088,180)    (9,880,875)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................      (4,333,003)     2,994,192
                                                     --------------   ------------
Net increase/(decrease) in net assets .............      (1,508,907)    15,909,729
Net assets beginning of period ....................      77,648,949     61,739,220
                                                     --------------   ------------
Net assets end of period ..........................  $   76,140,042   $ 77,648,949
                                                     ==============   ============
 Units issued during the period ...................         544,250        779,636
 Units redeemed during the period .................        (652,988)      (562,131)
                                                     --------------   ------------
 Net units issued (redeemed) during the period             (108,738)       217,505
                                                     ==============   ============

                                                             EQ/Government                  EQ/Intermediate
                                                              Securities                       Term Bond
                                                    ------------------------------- -------------------------------
                                                          2005            2004            2005            2004
                                                    --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    418,902    $    863,342    $     283,681   $  1,242,741
 Net realized gain (loss) .........................      (113,437)         (3,927)        (356,802)       113,394
 Net change in unrealized appreciation
  (depreciation) ..................................      (203,905)       (660,820)          64,870     (1,152,811)
                                                     ------------    ------------    -------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       101,560         198,595           (8,251)       203,324
                                                     ------------    ------------    -------------   ------------
Contract transactions:
 Payments received from contractowners ............     1,804,311       5,938,669        1,583,850      1,405,850
 Transfers between subaccounts, net ...............      (966,398)     (3,297,803)        (338,036)      (383,060)
 Transfers for contract benefits and
  terminations ....................................    (1,503,682)     (1,762,580)      (6,376,450)    (1,371,741)
                                                     ------------    ------------    -------------   ------------
Net increase/(decrease) from contract
 transactions .....................................      (665,769)        878,286       (5,130,636)      (348,951)
                                                     ------------    ------------    -------------   ------------
Net increase/(decrease) in net assets .............      (564,209)      1,076,881       (5,138,887)      (145,627)
Net assets beginning of period ....................    14,401,439      13,324,558       12,739,482     12,885,109
                                                     ------------    ------------    -------------   ------------
Net assets end of period ..........................  $ 13,837,230    $ 14,401,439    $   7,600,595   $ 12,739,482
                                                     ============    ============    =============   ============
 Units issued during the period ...................       266,680         685,738          131,243        224,158
 Units redeemed during the period .................      (311,026)       (610,754)        (488,803)      (247,357)
                                                     ------------    ------------    -------------   ------------
 Net units issued (redeemed) during the period            (44,346)         74,984         (357,560)       (23,199)
                                                     ============    ============    =============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/International
                                                                Growth                     EQ/Long Term Bond
                                                    ------------------------------- -------------------------------
                                                          2005            2004            2005            2004
                                                    --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    132,528    $     79,697    $    157,913    $  1,583,028
 Net realized gain (loss) .........................      (385,288)       (656,484)       (239,037)        827,075
 Net change in unrealized appreciation
  (depreciation) ..................................     2,067,395       1,234,151         348,477      (1,205,835)
                                                     ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,814,635         657,364         267,353       1,204,268
                                                     ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners ............     2,140,737       2,377,076       2,042,040       2,399,214
 Transfers between subaccounts, net ...............        39,397        (158,077)       (452,227)     (1,378,734)
 Transfers for contract benefits and
  terminations ....................................    (2,283,701)     (2,366,827)     (6,884,681)     (1,935,963)
                                                     ------------    ------------    ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................      (103,567)       (147,828)     (5,294,868)       (915,483)
                                                     ------------    ------------    ------------    ------------
Net increase/(decrease) in net assets .............     1,711,068         509,536      (5,027,515)        288,785
Net assets beginning of period ....................    14,929,662      14,420,126      15,885,710      15,596,925
                                                     ------------    ------------    ------------    ------------
Net assets end of period ..........................  $ 16,640,730    $ 14,929,662    $ 10,858,195    $ 15,885,710
                                                     ============    ============    ============    ============
 Units issued during the period ...................       264,295         257,375         170,931         293,599
 Units redeemed during the period .................      (265,311)       (259,628)       (496,870)       (341,004)
                                                     ------------    ------------    ------------    ------------
 Net units issued (redeemed) during the period             (1,016)         (2,253)       (325,939)        (47,405)
                                                     ============    ============    ============    ============

                                                     EQ/Marsico Focus (b) (f)   EQ/Money Market (b) (g)
                                                    -------------------------- ------------------------
                                                               2005                    2005 () _
                                                    -------------------------- ------------------------
From operations:
 Net investment income (loss) .....................        $   (15,415)              $    385,823
 Net realized gain (loss) .........................            234,077                         --
 Net change in unrealized appreciation
  (depreciation) ..................................          2,352,284                         --
                                                           -----------               ------------
 Net increase/(decrease) in net assets from
  operations ......................................          2,570,946                    385,823
                                                           -----------               ------------
Contract transactions:
 Payments received from contractowners ............            525,236                  1,990,386
 Transfers between subaccounts, net ...............          8,977,046                 42,456,064
 Transfers for contract benefits and
  terminations ....................................           (522,851)                (5,782,438)
                                                           -----------               ------------
Net increase/(decrease) from contract
 transactions .....................................          8,979,431                 38,664,012
                                                           -----------               ------------
Net increase/(decrease) in net assets .............         11,550,377                 39,049,835
Net assets beginning of period ....................                 --                         --
                                                           -----------               ------------
Net assets end of period ..........................        $11,550,377               $ 39,049,835
                                                           ===========               ============
 Units issued during the period ...................          1,149,404                  4,789,437
 Units redeemed during the period .................            (61,065)                  (926,767)
                                                           -----------               ------------
 Net units issued (redeemed) during the period               1,088,339                  3,862,670
                                                           ===========               ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              EQ/Montag &
                                                            Caldwell Growth
                                                    -------------------------------
                                                        2005 (h)          2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    (65,399)   $     41,844
 Net realized gain (loss) .........................       730,791        (384,561)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,823,720       2,052,462
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     3,489,112       1,709,745
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     9,947,329      10,604,468
 Transfers between subaccounts, net ...............       904,773         123,553
 Transfers for contract benefits and
  terminations ....................................    (8,762,138)     (8,389,346)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     2,089,964       2,338,675
                                                     ------------    ------------
Net increase/(decrease) in net assets .............     5,579,076       4,048,420
Net assets beginning of period ....................    48,367,940      44,319,520
                                                     ------------    ------------
Net assets end of period ..........................  $ 53,947,016    $ 48,367,940
                                                     ============    ============
 Units issued during the period ...................     2,215,133       1,567,088
 Units redeemed during the period .................    (2,061,807)     (1,327,532)
                                                     ------------    ------------
 Net units issued (redeemed) during the period            153,326         239,556
                                                     ============    ============

                                                                EQ/PIMCO                EQ/Short Duration
                                                              Real Return                     Bond
                                                    -------------------------------- ------------------------
                                                          2005             2004          2005         2004
                                                    ---------------- --------------- ------------ -----------
From operations:
 Net investment income (loss) .....................  $      288,470   $    625,619    $   1,547    $   2,336
 Net realized gain (loss) .........................         293,233      1,071,313         (165)         (24)
 Net change in unrealized appreciation
  (depreciation) ..................................        (512,148)      (352,927)         175       (1,218)
                                                     --------------   ------------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................          69,555      1,344,005        1,557        1,094
                                                     --------------   ------------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............       2,162,171      5,889,513      112,375      119,416
 Transfers between subaccounts, net ...............     (12,964,747)     1,051,778       (2,169)         833
 Transfers for contract benefits and
  terminations ....................................      (4,531,843)    (4,021,078)     (32,116)     (19,945)
                                                     --------------   ------------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (15,334,419)     2,920,213       78,090      100,304
                                                     --------------   ------------    ---------    ---------
Net increase/(decrease) in net assets .............     (15,264,864)     4,264,218       79,647      101,398
Net assets beginning of period ....................      31,670,971     27,406,753      117,724       16,326
                                                     --------------   ------------    ---------    ---------
Net assets end of period ..........................  $   16,406,107   $ 31,670,971    $ 197,371    $ 117,724
                                                     ==============   ============    =========    =========
 Units issued during the period ...................         546,735        766,205       11,212       11,994
 Units redeemed during the period .................      (1,867,948)      (512,199)      (3,556)      (2,017)
                                                     --------------   ------------    ---------    ---------
 Net units issued (redeemed) during the period           (1,321,213)       254,006        7,656        9,977
                                                     ==============   ============    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/TCW Equity
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $   (361,339)   $   (336,876)
 Net realized gain (loss) .........................      (629,128)     (1,465,230)
 Net change in unrealized appreciation
  (depreciation) ..................................     2,957,991       8,932,003
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,967,524       7,129,897
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     8,932,642      11,091,138
 Transfers between subaccounts, net ...............    (2,421,808)       (979,343)
 Transfers for contract benefits and
  terminations ....................................    (8,941,896)     (8,776,459)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    (2,431,062)      1,335,336
                                                     ------------    ------------
Net increase/(decrease) in net assets .............      (463,538)      8,465,233
Net assets beginning of period ....................    62,403,474      53,938,241
                                                     ------------    ------------
Net assets end of period ..........................  $ 61,939,936    $ 62,403,474
                                                     ============    ============
 Units issued during the period ...................       660,608         962,787
 Units redeemed during the period .................      (764,953)       (778,372)
                                                     ------------    ------------
 Net units issued (redeemed) during the period           (104,345)        184,415
                                                     ============    ============

                                                             EQ/UBS Growth                  Fidelity VIP
                                                              and Income                    Asset Manager
                                                    ------------------------------- -----------------------------
                                                          2005            2004            2005           2004
                                                    --------------- --------------- --------------- -------------
From operations:
 Net investment income (loss) .....................  $     54,499    $    221,080    $     109,154   $  137,245
 Net realized gain (loss) .........................        52,040        (206,424)         302,852       (8,271)
 Net change in unrealized appreciation
  (depreciation) ..................................     1,508,368       2,090,309         (409,318)     115,981
                                                     ------------    ------------    -------------   ----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,614,907       2,104,965            2,688      244,955
                                                     ------------    ------------    -------------   ----------
Contract transactions:
 Payments received from contractowners ............     3,614,797       3,904,596          289,317      371,588
 Transfers between subaccounts, net ...............      (448,919)       (284,584)        (153,687)    (947,346)
 Transfers for contract benefits and
  terminations ....................................    (2,804,770)     (2,901,104)      (4,477,047)    (227,014)
                                                     ------------    ------------    -------------   ----------
Net increase/(decrease) from contract
 transactions .....................................       361,108         718,908       (4,341,417)    (802,772)
                                                     ------------    ------------    -------------   ----------
Net increase/(decrease) in net assets .............     1,976,015       2,823,873       (4,338,729)    (557,817)
Net assets beginning of period ....................    18,615,376      15,791,503        4,506,427    5,064,244
                                                     ------------    ------------    -------------   ----------
Net assets end of period ..........................  $ 20,591,391    $ 18,615,376    $     167,698   $4,506,427
                                                     ============    ============    =============   ==========
 Units issued during the period ...................       359,782         448,434           33,388      126,246
 Units redeemed during the period .................      (328,725)       (379,214)        (441,292)    (204,590)
                                                     ------------    ------------    -------------   ----------
 Net units issued (redeemed) during the period             31,057          69,220         (407,904)     (78,344)
                                                     ============    ============    =============   ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              Fidelity VIP
                                                             Contrafund(R)
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $      (65,759)  $     42,011
 Net realized gain (loss) .........................       2,285,795      1,801,363
 Net change in unrealized appreciation
  (depreciation) ..................................       2,684,360      1,312,384
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       4,904,396      3,155,758
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       3,098,712      9,466,161
 Transfers between subaccounts, net ...............      12,177,421     (8,222,679)
 Transfers for contract benefits and
  terminations ....................................     (11,423,571)    (2,164,361)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................       3,852,562       (920,879)
                                                     --------------   ------------
Net increase/(decrease) in net assets .............       8,756,958      2,234,879
Net assets beginning of period ....................      23,289,067     21,054,188
                                                     --------------   ------------
Net assets end of period ..........................  $   32,046,025   $ 23,289,067
                                                     ==============   ============
 Units issued during the period ...................       1,410,726      1,239,689
 Units redeemed during the period .................      (1,048,296)    (1,318,475)
                                                     --------------   ------------
 Net units issued (redeemed) during the period              362,430        (78,786)
                                                     ==============   ============

                                                                                            Fidelity VIP
                                                          Fidelity VIP Growth           Growth Opportunities
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $      9,963    $     (2,485)    $    9,700    $    1,501
 Net realized gain (loss) .........................     1,667,225         153,158         46,470        35,237
 Net change in unrealized appreciation
  (depreciation) ..................................    (1,020,753)        395,677        109,274        96,998
                                                     ------------    ------------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................       656,435         546,350        165,444       133,736
                                                     ------------    ------------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............     3,732,779       3,215,156        457,640       462,501
 Transfers between subaccounts, net ...............    (5,750,469)        298,800       (340,160)      213,261
 Transfers for contract benefits and
  terminations ....................................    (4,464,152)     (3,270,737)      (311,609)     (352,905)
                                                     ------------    ------------     ----------    ----------
Net increase/(decrease) from contract
 transactions .....................................    (6,481,842)        243,219       (194,129)      322,857
                                                     ------------    ------------     ----------    ----------
Net increase/(decrease) in net assets .............    (5,825,407)        789,569        (28,685)      456,593
Net assets beginning of period ....................    19,364,870      18,575,301      2,116,119     1,659,526
                                                     ------------    ------------     ----------    ----------
Net assets end of period ..........................  $ 13,539,463    $ 19,364,870     $2,087,434    $2,116,119
                                                     ============    ============     ==========    ==========
 Units issued during the period ...................       587,720         670,367         90,965       141,488
 Units redeemed during the period .................    (1,380,166)       (645,574)      (110,009)     (100,658)
                                                     ------------    ------------     ----------    ----------
 Net units issued (redeemed) during the period           (792,446)         24,793        (19,044)       40,830
                                                     ============    ============     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Fidelity VIP
                                                           Growth and Income
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $     111,105   $      83,883
 Net realized gain (loss) .........................      1,709,943          41,094
 Net change in unrealized appreciation
  (depreciation) ..................................     (1,593,442)        384,569
                                                     -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................        227,606         509,546
                                                     -------------   -------------
Contract transactions:
 Payments received from contractowners ............        794,398         983,082
 Transfers between subaccounts, net ...............       (704,607)     (1,646,338)
 Transfers for contract benefits and
  terminations ....................................     (8,097,955)       (524,150)
                                                     -------------   -------------
Net increase/(decrease) from contract
 transactions .....................................     (8,008,164)     (1,187,406)
                                                     -------------   -------------
Net increase/(decrease) in net assets .............     (7,780,558)       (677,860)
Net assets beginning of period ....................      8,922,373       9,600,233
                                                     -------------   -------------
Net assets end of period ..........................  $   1,141,815   $   8,922,373
                                                     =============   =============
 Units issued during the period ...................        105,892         142,956
 Units redeemed during the period .................       (922,579)       (271,158)
                                                     -------------   -------------
 Net units issued (redeemed) during the period            (816,687)       (128,202)
                                                     =============   =============

                                                             Franklin                Franklin Rising
                                                         Income Securities        Dividends Securities
                                                    --------------------------- -------------------------
                                                         2005          2004         2005         2004
                                                    -------------- ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................   $   29,114    $   5,747    $   1,750    $     355
 Net realized gain (loss) .........................        9,063        2,815        5,121        3,149
 Net change in unrealized appreciation
  (depreciation) ..................................      (11,685)      26,974        8,197       14,356
                                                      ----------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................       26,492       35,536       15,068       17,860
                                                      ----------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............      751,704      267,759      238,147      188,887
 Transfers between subaccounts, net ...............        7,526       42,711      (12,402)      44,606
 Transfers for contract benefits and
  terminations ....................................      (96,219)     (47,834)     (79,370)     (44,274)
                                                      ----------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................      663,011      262,636      146,375      189,219
                                                      ----------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............      689,503      298,172      161,443      207,079
Net assets beginning of period ....................      368,069       69,897      244,337       37,258
                                                      ----------    ---------    ---------    ---------
Net assets end of period ..........................   $1,057,572    $ 368,069    $ 405,780    $ 244,337
                                                      ==========    =========    =========    =========
 Units issued during the period ...................       66,954       27,422       21,435       21,696
 Units redeemed during the period .................      (13,972)      (4,812)      (9,524)      (5,507)
                                                      ----------    ---------    ---------    ---------
 Net units issued (redeemed) during the period            52,982       22,610       11,911       16,189
                                                      ==========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Franklin Zero                 Janus Aspen
                                                          Coupon 2010                Series Balanced
                                                    ------------------------ -------------------------------
                                                        2005         2004          2005            2004
                                                    ------------ ----------- --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    2,262   $  1,002    $     142,476   $     124,259
 Net realized gain (loss) .........................         (71)        56           89,802          14,654
 Net change in unrealized appreciation
  (depreciation) ..................................      (1,730)      (232)         316,585         377,215
                                                     ----------   --------    -------------   -------------
 Net increase/(decrease) in net assets from
  operations ......................................         461        826          548,863         516,128
                                                     ----------   --------    -------------   -------------
Contract transactions:
 Payments received from contractowners ............      54,832     29,527        1,323,845       1,415,949
 Transfers between subaccounts, net ...............         216      6,509          152,838         (34,734)
 Transfers for contract benefits and
  terminations ....................................     (13,479)    (7,692)      (1,080,202)     (1,050,652)
                                                     ----------   --------    -------------   -------------
Net increase/(decrease) from contract
 transactions .....................................      41,569     28,344          396,481         330,563
                                                     ----------   --------    -------------   -------------
Net increase/(decrease) in net assets .............      42,030     29,170          945,344         846,691
Net assets beginning of period ....................      41,100     11,930        6,948,842       6,102,151
                                                     ----------   --------    -------------   -------------
Net assets end of period ..........................  $   83,130   $ 41,100    $   7,894,186   $   6,948,842
                                                     ==========   ========    =============   =============
 Units issued during the period ...................       5,331      3,657          174,479         158,077
 Units redeemed during the period .................      (1,461)      (966)        (138,875)       (126,770)
                                                     ----------   --------    -------------   -------------
 Net units issued (redeemed) during the period            3,870      2,691           35,604          31,307
                                                     ==========   ========    =============   =============

                                                          Janus Aspen Series
                                                         International Growth
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      52,549    $   30,468
 Net realized gain (loss) .........................        706,119       210,314
 Net change in unrealized appreciation
  (depreciation) ..................................      1,037,215       423,777
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,795,883       664,559
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............      1,539,278     1,497,903
 Transfers between subaccounts, net ...............      3,438,812       (54,612)
 Transfers for contract benefits and
  terminations ....................................     (2,731,736)     (462,880)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................      2,246,354       980,411
                                                     -------------    ----------
Net increase/(decrease) in net assets .............      4,042,237     1,644,970
Net assets beginning of period ....................      4,516,722     2,871,752
                                                     -------------    ----------
Net assets end of period ..........................  $   8,558,959    $4,516,722
                                                     =============    ==========
 Units issued during the period ...................        508,498       309,324
 Units redeemed during the period .................       (313,474)     (208,808)
                                                     -------------    ----------
 Net units issued (redeemed) during the period             195,024       100,516
                                                     =============    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          Janus Aspen Series                 Janus Aspen
                                                            Flexible Bond                   Series Forty
                                                    ------------------------------ -------------------------------
                                                         2005            2004            2005            2004
                                                    -------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .....................   $  457,004    $     362,806   $    (39,952)   $    (18,390)
 Net realized gain (loss) .........................      241,859          127,748        355,033           7,094
 Net change in unrealized appreciation
  (depreciation) ..................................     (575,872)        (258,273)     1,497,857       2,060,198
                                                      ----------    -------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................      122,991          232,281      1,812,938       2,048,902
                                                      ----------    -------------   ------------    ------------
Contract transactions:
 Payments received from contractowners ............      825,583        1,102,717      2,565,976       2,609,365
 Transfers between subaccounts, net ...............    2,377,774         (123,796)     4,813,724        (705,671)
 Transfers for contract benefits and
  terminations ....................................     (879,645)      (1,136,821)    (1,949,785)     (1,944,190)
                                                      ----------    -------------   ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................    2,323,712         (157,900)     5,429,915         (40,496)
                                                      ----------    -------------   ------------    ------------
Net increase/(decrease) in net assets .............    2,446,703           74,381      7,242,853       2,008,406
Net assets beginning of period ....................    6,496,235        6,421,854     13,574,563      11,566,157
                                                      ----------    -------------   ------------    ------------
Net assets end of period ..........................   $8,942,938    $   6,496,235   $ 20,817,416    $ 13,574,563
                                                      ==========    =============   ============    ============
 Units issued during the period ...................      269,141          137,059        944,138         402,640
 Units redeemed during the period .................     (104,157)        (146,915)      (315,841)       (429,701)
                                                      ----------    -------------   ------------    ------------
 Net units issued (redeemed) during the period           164,984           (9,856)       628,297         (27,061)
                                                      ==========    =============   ============    ============

                                                          Janus Aspen Series
                                                            Mid Cap Growth
                                                    -------------------------------
                                                          2005            2004
                                                    --------------- ---------------
From operations:
 Net investment income (loss) .....................  $    (54,741)   $    (32,037)
 Net realized gain (loss) .........................       619,965         294,266
 Net change in unrealized appreciation
  (depreciation) ..................................     1,046,470       1,860,351
                                                     ------------    ------------
 Net increase/(decrease) in net assets from
  operations ......................................     1,611,694       2,122,580
                                                     ------------    ------------
Contract transactions:
 Payments received from contractowners ............     2,602,012       3,418,799
 Transfers between subaccounts, net ...............     1,040,223        (589,467)
 Transfers for contract benefits and
  terminations ....................................    (2,355,175)     (1,882,006)
                                                     ------------    ------------
Net increase/(decrease) from contract
 transactions .....................................     1,287,060         947,326
                                                     ------------    ------------
Net increase/(decrease) in net assets .............     2,898,754       3,069,906
Net assets beginning of period ....................    12,849,840       9,779,934
                                                     ------------    ------------
Net assets end of period ..........................  $ 15,748,594    $ 12,849,840
                                                     ============    ============
 Units issued during the period ...................       820,167         860,891
 Units redeemed during the period .................      (610,037)       (692,743)
                                                     ------------    ------------
 Net units issued (redeemed) during the period            210,130         168,148
                                                     ============    ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         Janus Aspen Series
                                                            Mid Cap Value
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $  134,424     $   54,817
 Net realized gain (loss) .........................      141,979         97,930
 Net change in unrealized appreciation
  (depreciation) ..................................      (80,818)       159,454
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      195,585        312,201
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      398,249        362,454
 Transfers between subaccounts, net ...............       94,701       (909,173)
 Transfers for contract benefits and
  terminations ....................................     (354,631)      (115,297)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      138,319       (662,016)
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      333,904       (349,815)
Net assets beginning of period ....................    1,872,768      2,222,583
                                                      ----------     ----------
Net assets end of period ..........................   $2,206,672     $1,872,768
                                                      ==========     ==========
 Units issued during the period ...................       48,166         46,783
 Units redeemed during the period .................      (36,872)      (109,951)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            11,294        (63,168)
                                                      ==========     ==========

                                                          Janus Aspen Series                Lord Abbett
                                                           Worldwide Growth                Bond-Debenture
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $    150,235    $    123,124     $   49,774    $    43,527
 Net realized gain (loss) .........................       365,574        (533,460)        26,435         22,152
 Net change in unrealized appreciation
  (depreciation) ..................................       162,924       1,138,373        (64,260)        (5,123)
                                                     ------------    ------------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................       678,733         728,037         11,949         60,556
                                                     ------------    ------------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............     2,846,711       3,715,951        380,408        418,179
 Transfers between subaccounts, net ...............      (569,243)     (1,054,543)       (11,290)        32,628
 Transfers for contract benefits and
  terminations ....................................    (6,788,023)     (2,296,629)      (195,048)      (147,834)
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................    (4,510,555)        364,779        174,070        302,973
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) in net assets .............    (3,831,822)      1,092,816        186,019        363,529
Net assets beginning of period ....................    17,958,426      16,865,610        929,398        565,869
                                                     ------------    ------------     ----------    -----------
Net assets end of period ..........................  $ 14,126,604    $ 17,958,426     $1,115,417    $   929,398
                                                     ============    ============     ==========    ===========
 Units issued during the period ...................       497,799         663,547         31,239         39,223
 Units redeemed during the period .................    (1,124,086)       (624,571)       (18,248)       (15,555)
                                                     ------------    ------------     ----------    -----------
 Net units issued (redeemed) during the period           (626,287)         38,976         12,991         23,668
                                                     ============    ============     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Lord Abbett
                                                          Growth and Income
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   34,724     $   22,186
 Net realized gain (loss) .........................      420,210        101,293
 Net change in unrealized appreciation
  (depreciation) ..................................     (285,823)       302,384
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      169,111        425,863
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............    1,596,981      1,495,297
 Transfers between subaccounts, net ...............       88,854        510,440
 Transfers for contract benefits and
  terminations ....................................     (706,208)      (600,173)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      979,627      1,405,564
                                                      ----------     ----------
Net increase/(decrease) in net assets .............    1,148,738      1,831,427
Net assets beginning of period ....................    4,222,070      2,390,643
                                                      ----------     ----------
Net assets end of period ..........................   $5,370,808     $4,222,070
                                                      ==========     ==========
 Units issued during the period ...................      160,123        199,736
 Units redeemed during the period .................      (79,799)       (76,017)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            80,324        123,719
                                                      ==========     ==========

                                                              Lord Abbett                    MFS(R) Mid
                                                             Mid-Cap Value                   Cap Growth
                                                    ------------------------------- ----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- -------------
From operations:
 Net investment income (loss) .....................  $      3,571    $     34,823     $   (3,546)   $    (2,713)
 Net realized gain (loss) .........................     3,346,260         743,588         30,395         12,761
 Net change in unrealized appreciation
  (depreciation) ..................................    (2,085,161)      2,239,315          9,877        100,587
                                                     ------------    ------------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................     1,264,670       3,017,726         36,726        110,635
                                                     ------------    ------------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............     2,538,924       2,107,149        333,825        384,943
 Transfers between subaccounts, net ...............       216,268       4,592,144        (40,279)         2,723
 Transfers for contract benefits and
  terminations ....................................    (6,008,178)     (1,768,211)      (152,794)      (158,928)
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................    (3,252,986)      4,931,082        140,752        228,738
                                                     ------------    ------------     ----------    -----------
Net increase/(decrease) in net assets .............    (1,988,316)      7,948,808        177,478        339,373
Net assets beginning of period ....................    17,306,954       9,358,146        965,406        626,033
                                                     ------------    ------------     ----------    -----------
Net assets end of period ..........................  $ 15,318,638    $ 17,306,954     $1,142,884    $   965,406
                                                     ============    ============     ==========    ===========
 Units issued during the period ...................       349,092         659,039         34,965         45,035
 Units redeemed during the period .................      (580,337)       (240,093)       (20,444)       (20,318)
                                                     ------------    ------------     ----------    -----------
 Net units issued (redeemed) during the period           (231,245)        418,946         14,521         24,717
                                                     ============    ============     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                              MFS(R) New
                                                              Discovery
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      (7,826)   $   (1,374)
 Net realized gain (loss) .........................         58,586        40,765
 Net change in unrealized appreciation
  (depreciation) ..................................         10,994        44,679
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................         61,754        84,070
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............        289,655       816,084
 Transfers between subaccounts, net ...............       (542,179)      610,362
 Transfers for contract benefits and
  terminations ....................................       (790,355)     (127,157)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,042,879)    1,299,289
                                                     -------------    ----------
Net increase/(decrease) in net assets .............       (981,125)    1,383,359
Net assets beginning of period ....................      2,084,785       701,426
                                                     -------------    ----------
Net assets end of period ..........................  $   1,103,660    $2,084,785
                                                     =============    ==========
 Units issued during the period ...................         50,757       196,298
 Units redeemed during the period .................       (141,764)      (77,875)
                                                     -------------    ----------
 Net units issued (redeemed) during the period             (91,007)      118,423
                                                     =============    ==========

                                                            MFS(R) Total
                                                               Return                  MFS(R) Utilities
                                                    ----------------------------- ---------------------------
                                                         2005           2004           2005          2004
                                                    -------------- -------------- -------------- ------------
From operations:
 Net investment income (loss) .....................   $   65,976     $   49,261     $    1,849    $   4,209
 Net realized gain (loss) .........................      258,869        115,253         80,965       21,096
 Net change in unrealized appreciation
  (depreciation) ..................................     (218,644)       248,817         66,509      104,333
                                                      ----------     ----------     ----------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................      106,201        413,331        149,323      129,638
                                                      ----------     ----------     ----------    ---------
Contract transactions:
 Payments received from contractowners ............      993,053      1,231,681        372,085      212,060
 Transfers between subaccounts, net ...............     (536,805)     1,060,340        202,651      125,812
 Transfers for contract benefits and
  terminations ....................................     (585,546)      (363,774)      (147,460)     (86,389)
                                                      ----------     ----------     ----------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (129,298)     1,928,247        427,276      251,483
                                                      ----------     ----------     ----------    ---------
Net increase/(decrease) in net assets .............      (23,097)     2,341,578        576,599      381,121
Net assets beginning of period ....................    4,544,599      2,203,021        660,190      279,069
                                                      ----------     ----------     ----------    ---------
Net assets end of period ..........................   $4,521,502     $4,544,599     $1,236,789    $ 660,190
                                                      ==========     ==========     ==========    =========
 Units issued during the period ...................       93,650        272,213         46,763       30,667
 Units redeemed during the period .................     (105,385)      (100,541)       (21,015)     (11,393)
                                                      ----------     ----------     ----------    ---------
 Net units issued (redeemed) during the period           (11,735)       171,672         25,748       19,274
                                                      ==========     ==========     ==========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Morgan Stanley
                                                            UIF Core Plus
                                                             Fixed Income
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................   $   518,831     $  237,313
 Net realized gain (loss) .........................       528,494        134,268
 Net change in unrealized appreciation
  (depreciation) ..................................      (706,289)      (108,646)
                                                      -----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       341,036        262,935
                                                      -----------     ----------
Contract transactions:
 Payments received from contractowners ............       445,591        708,308
 Transfers between subaccounts, net ...............     9,062,952        187,223
 Transfers for contract benefits and
  terminations ....................................      (755,799)      (839,444)
                                                      -----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     8,752,744         56,087
                                                      -----------     ----------
Net increase/(decrease) in net assets .............     9,093,780        319,022
Net assets beginning of period ....................     6,505,586      6,186,564
                                                      -----------     ----------
Net assets end of period ..........................   $15,599,366     $6,505,586
                                                      ===========     ==========
 Units issued during the period ...................     1,021,232         95,289
 Units redeemed during the period .................      (429,011)       (91,869)
                                                      -----------     ----------
 Net units issued (redeemed) during the period            592,221          3,420
                                                      ===========     ==========

                                                         Morgan Stanley
                                                          UIF Emerging             Morgan Stanley
                                                          Markets Debt            UIF Equity Growth
                                                    ------------------------- -------------------------
                                                        2005         2004         2005         2004
                                                    ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss) .....................  $  38,933    $  26,917    $      40    $     326
 Net realized gain (loss) .........................     29,971       26,225        1,466       25,584
 Net change in unrealized appreciation
  (depreciation) ..................................    (12,827)     (15,032)      46,055      (10,826)
                                                     ---------    ---------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................     56,077       38,110       47,561       15,084
                                                     ---------    ---------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............     68,206       52,966       97,071       43,905
 Transfers between subaccounts, net ...............    (90,593)     116,881       10,067       19,296
 Transfers for contract benefits and
  terminations ....................................    (10,747)     (12,091)     (29,288)     (27,158)
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................    (33,134)     157,756       77,850       36,043
                                                     ---------    ---------    ---------    ---------
Net increase/(decrease) in net assets .............     22,943      195,866      125,411       51,127
Net assets beginning of period ....................    425,876      230,010      239,245      188,118
                                                     ---------    ---------    ---------    ---------
Net assets end of period ..........................  $ 448,819    $ 425,876    $ 364,656    $ 239,245
                                                     =========    =========    =========    =========
 Units issued during the period ...................      8,901       17,007       17,819       33,277
 Units redeemed during the period .................    (10,695)      (5,106)      (8,093)     (28,599)
                                                     ---------    ---------    ---------    ---------
 Net units issued (redeemed) during the period          (1,794)      11,901        9,726        4,678
                                                     =========    =========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Morgan Stanley
                                                              UIF Value
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................   $    26,371     $   24,261
 Net realized gain (loss) .........................       306,040        255,973
 Net change in unrealized appreciation
  (depreciation) ..................................       249,013        148,894
                                                      -----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       581,424        429,128
                                                      -----------     ----------
Contract transactions:
 Payments received from contractowners ............       483,031      1,835,479
 Transfers between subaccounts, net ...............    10,019,281        (23,737)
 Transfers for contract benefits and
  terminations ....................................      (915,101)       (92,518)
                                                      -----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     9,587,211      1,719,224
                                                      -----------     ----------
Net increase/(decrease) in net assets .............    10,168,635      2,148,352
Net assets beginning of period ....................     2,968,804        820,452
                                                      -----------     ----------
Net assets end of period ..........................   $13,137,439     $2,968,804
                                                      ===========     ==========
 Units issued during the period ...................       764,212        195,931
 Units redeemed during the period .................      (131,102)       (63,833)
                                                      -----------     ----------
 Net units issued (redeemed) during the period            633,110        132,098
                                                      ===========     ==========

                                                             Old Mutual                   Old Mutual
                                                               Mid-Cap                   Select Value
                                                    ----------------------------- ---------------------------
                                                         2005           2004           2005          2004
                                                    -------------- -------------- ------------- -------------
From operations:
 Net investment income (loss) .....................   $   (7,839)    $   (5,772)   $    13,881   $    12,397
 Net realized gain (loss) .........................      230,613         65,543         (6,386)       (3,839)
 Net change in unrealized appreciation
  (depreciation) ..................................      (88,935)       242,595         26,324        12,650
                                                      ----------     ----------    -----------   -----------
 Net increase/(decrease) in net assets from
  operations ......................................      133,839        302,366         33,819        21,208
                                                      ----------     ----------    -----------   -----------
Contract transactions:
 Payments received from contractowners ............      687,512        713,480        256,657       271,431
 Transfers between subaccounts, net ...............       (8,789)       (23,214)       (32,744)        3,689
 Transfers for contract benefits and
  terminations ....................................     (313,398)      (393,829)      (120,466)     (100,375)
                                                      ----------     ----------    -----------   -----------
Net increase/(decrease) from contract
 transactions .....................................      365,325        296,437        103,447       174,745
                                                      ----------     ----------    -----------   -----------
Net increase/(decrease) in net assets .............      499,164        598,803        137,266       195,953
Net assets beginning of period ....................    2,010,069      1,411,266        744,699       548,746
                                                      ----------     ----------    -----------   -----------
Net assets end of period ..........................   $2,509,233     $2,010,069    $   881,965   $   744,699
                                                      ==========     ==========    ===========   ===========
 Units issued during the period ...................       56,195         67,043         29,056        31,214
 Units redeemed during the period .................      (29,241)       (42,766)       (18,469)      (12,331)
                                                      ----------     ----------    -----------   -----------
 Net units issued (redeemed) during the period            26,954         24,277         10,587        18,883
                                                      ==========     ==========    ===========   ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Oppenheimer
                                                         Global Securities
                                                    ----------------------------
                                                         2005           2004
                                                    -------------- -------------
From operations:
 Net investment income (loss) .....................   $    3,166    $     1,235
 Net realized gain (loss) .........................       27,092          5,411
 Net change in unrealized appreciation
  (depreciation) ..................................      119,207         85,475
                                                      ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................      149,465         92,121
                                                      ----------    -----------
Contract transactions:
 Payments received from contractowners ............      701,443        533,050
 Transfers between subaccounts, net ...............       50,395         10,693
 Transfers for contract benefits and
  terminations ....................................     (247,186)      (124,509)
                                                      ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................      504,652        419,234
                                                      ----------    -----------
Net increase/(decrease) in net assets .............      654,117        511,355
Net assets beginning of period ....................      664,436        153,081
                                                      ----------    -----------
Net assets end of period ..........................   $1,318,553    $   664,436
                                                      ==========    ===========
 Units issued during the period ...................       52,056         43,573
 Units redeemed during the period .................      (19,081)       (11,476)
                                                      ----------    -----------
 Net units issued (redeemed) during the period            32,975         32,097
                                                      ==========    ===========

                                                           Oppenheimer                PIMCO Global
                                                         Main Street(R)             Bond (Unhedged)
                                                    ------------------------- ----------------------------
                                                        2005         2004          2005           2004
                                                    ------------ ------------ -------------- -------------
From operations:
 Net investment income (loss) .....................  $   3,051    $      36     $   46,235    $   26,909
 Net realized gain (loss) .........................      4,253        3,948         51,140       163,749
 Net change in unrealized appreciation
  (depreciation) ..................................     21,036       20,289       (252,841)        4,813
                                                     ---------    ---------     ----------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................     28,340       24,273       (155,466)      195,471
                                                     ---------    ---------     ----------    ----------
Contract transactions:
 Payments received from contractowners ............    260,894      299,404        682,596       825,220
 Transfers between subaccounts, net ...............    (11,370)      (3,575)      (175,153)        4,345
 Transfers for contract benefits and
  terminations ....................................    (88,050)     (55,199)      (301,008)     (367,207)
                                                     ---------    ---------     ----------    ----------
Net increase/(decrease) from contract
 transactions .....................................    161,474      240,630        206,435       462,358
                                                     ---------    ---------     ----------    ----------
Net increase/(decrease) in net assets .............    189,814      264,903         50,969       657,829
Net assets beginning of period ....................    333,156       68,253      2,137,983     1,480,154
                                                     ---------    ---------     ----------    ----------
Net assets end of period ..........................  $ 522,970    $ 333,156     $2,188,952    $2,137,983
                                                     =========    =========     ==========    ==========
 Units issued during the period ...................     21,689       27,717         62,510        76,504
 Units redeemed during the period .................     (8,557)      (6,890)       (48,309)      (42,425)
                                                     ---------    ---------     ----------    ----------
 Net units issued (redeemed) during the period          13,132       20,827         14,201        34,079
                                                     =========    =========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          PIMCO StocksPLUS
                                                           PIMCO Real Return              Growth and Income
                                                    ------------------------------- -----------------------------
                                                          2005            2004           2005           2004
                                                    --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) .....................  $    445,579    $    100,567     $   70,574     $   37,213
 Net realized gain (loss) .........................       371,969         573,694         48,859         16,438
 Net change in unrealized appreciation
  (depreciation) ..................................      (515,272)        266,286         (2,204)       222,031
                                                     ------------    ------------     ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       302,276         940,547        117,229        275,682
                                                     ------------    ------------     ----------     ----------
Contract transactions:
 Payments received from contractowners ............     3,675,285       3,377,919      1,041,643      1,214,902
 Transfers between subaccounts, net ...............     3,987,391       1,936,027        (78,635)        (8,119)
 Transfers for contract benefits and
  terminations ....................................    (2,373,263)     (1,121,465)      (450,723)      (484,196)
                                                     ------------    ------------     ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................     5,289,413       4,192,481        512,285        722,587
                                                     ------------    ------------     ----------     ----------
Net increase/(decrease) in net assets .............     5,591,689       5,133,028        629,514        998,269
Net assets beginning of period ....................    14,511,364       9,378,336      3,046,647      2,048,378
                                                     ------------    ------------     ----------     ----------
Net assets end of period ..........................  $ 20,103,053    $ 14,511,364     $3,676,161     $3,046,647
                                                     ============    ============     ==========     ==========
 Units issued during the period ...................       612,814         559,285         93,966        115,699
 Units redeemed during the period .................      (219,228)       (234,329)       (51,001)       (50,624)
                                                     ------------    ------------     ----------     ----------
 Net units issued (redeemed) during the period            393,586         324,956         42,965         65,075
                                                     ============    ============     ==========     ==========

                                                             T. Rowe Price
                                                             Equity Income
                                                    --------------------------------
                                                          2005             2004
                                                    ---------------- ---------------
From operations:
 Net investment income (loss) .....................  $      461,842   $    728,538
 Net realized gain (loss) .........................       8,279,199      2,232,827
 Net change in unrealized appreciation
  (depreciation) ..................................      (7,492,155)     3,581,119
                                                     --------------   ------------
 Net increase/(decrease) in net assets from
  operations ......................................       1,248,886      6,542,484
                                                     --------------   ------------
Contract transactions:
 Payments received from contractowners ............       3,662,416      2,361,863
 Transfers between subaccounts, net ...............     (16,398,886)     1,668,805
 Transfers for contract benefits and
  terminations ....................................      (9,970,838)    (8,446,424)
                                                     --------------   ------------
Net increase/(decrease) from contract
 transactions .....................................     (22,707,308)    (4,415,756)
                                                     --------------   ------------
Net increase/(decrease) in net assets .............     (21,458,422)     2,126,728
Net assets beginning of period ....................      50,427,403     48,300,675
                                                     --------------   ------------
Net assets end of period ..........................  $   28,968,981   $ 50,427,403
                                                     ==============   ============
 Units issued during the period ...................         349,409        421,204
 Units redeemed during the period .................      (1,836,261)      (756,097)
                                                     --------------   ------------
 Net units issued (redeemed) during the period           (1,486,852)      (334,893)
                                                     ==============   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            T. Rowe Price
                                                         International Stock
                                                    ------------------------------
                                                          2005           2004
                                                    --------------- --------------
From operations:
 Net investment income (loss) .....................  $      77,246    $   71,945
 Net realized gain (loss) .........................      1,140,957        42,661
 Net change in unrealized appreciation
  (depreciation) ..................................       (211,983)      633,026
                                                     -------------    ----------
 Net increase/(decrease) in net assets from
  operations ......................................      1,006,220       747,632
                                                     -------------    ----------
Contract transactions:
 Payments received from contractowners ............        817,693     1,558,114
 Transfers between subaccounts, net ...............       (315,451)      964,474
 Transfers for contract benefits and
  terminations ....................................     (2,021,379)     (500,348)
                                                     -------------    ----------
Net increase/(decrease) from contract
 transactions .....................................     (1,519,137)    2,022,240
                                                     -------------    ----------
Net increase/(decrease) in net assets .............       (512,917)    2,769,872
Net assets beginning of period ....................      6,975,601     4,205,729
                                                     -------------    ----------
Net assets end of period ..........................  $   6,462,684    $6,975,601
                                                     =============    ==========
 Units issued during the period ...................        144,363       289,924
 Units redeemed during the period .................       (273,340)      (88,960)
                                                     -------------    ----------
 Net units issued (redeemed) during the period            (128,977)      200,964
                                                     =============    ==========

                                                            T. Rowe Price                T. Rowe Price
                                                          Limited-Term Bond            New America Growth
                                                    ----------------------------- ----------------------------
                                                         2005           2004           2005           2004
                                                    -------------- -------------- -------------- -------------
From operations:
 Net investment income (loss) .....................   $  110,485     $   67,934     $   (7,547)   $       351
 Net realized gain (loss) .........................      (40,303)        (3,775)        57,986         41,839
 Net change in unrealized appreciation
  (depreciation) ..................................      (24,444)       (42,671)       318,823         19,724
                                                      ----------     ----------     ----------    -----------
 Net increase/(decrease) in net assets from
  operations ......................................       45,738         21,488        369,262         61,914
                                                      ----------     ----------     ----------    -----------
Contract transactions:
 Payments received from contractowners ............      553,708        582,642        162,623         69,019
 Transfers between subaccounts, net ...............      (77,346)     1,612,615      6,121,299         59,290
 Transfers for contract benefits and
  terminations ....................................     (742,567)      (231,449)       (86,236)      (168,715)
                                                      ----------     ----------     ----------    -----------
Net increase/(decrease) from contract
 transactions .....................................     (266,205)     1,963,808      6,197,686        (40,406)
                                                      ----------     ----------     ----------    -----------
Net increase/(decrease) in net assets .............     (220,467)     1,985,296      6,566,948         21,508
Net assets beginning of period ....................    3,567,142      1,581,846        565,334        543,826
                                                      ----------     ----------     ----------    -----------
Net assets end of period ..........................   $3,346,675     $3,567,142     $7,132,282    $   565,334
                                                      ==========     ==========     ==========    ===========
 Units issued during the period ...................       64,032        193,284        602,372         22,400
 Units redeemed during the period .................      (85,003)       (44,746)       (19,129)       (25,909)
                                                      ----------     ----------     ----------    -----------
 Net units issued (redeemed) during the period           (20,971)       148,538        583,243         (3,509)
                                                      ==========     ==========     ==========    ===========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            T. Rowe Price
                                                          Personal Strategy
                                                              Balanced
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $   33,690     $   35,447
 Net realized gain (loss) .........................      269,338        101,237
 Net change in unrealized appreciation
  (depreciation) ..................................     (125,299)        82,651
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................      177,729        219,335
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      543,323        331,659
 Transfers between subaccounts, net ...............      831,303        165,318
 Transfers for contract benefits and
  terminations ....................................     (746,861)      (126,539)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      627,765        370,438
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      805,494        589,773
Net assets beginning of period ....................    2,049,929      1,460,156
                                                      ----------     ----------
Net assets end of period ..........................   $2,855,423     $2,049,929
                                                      ==========     ==========
 Units issued during the period ...................      123,395         60,329
 Units redeemed during the period .................      (81,413)       (33,613)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            41,982         26,716
                                                      ==========     ==========

                                                                                          Van Kampen
                                                            T. Rowe Price                UIF Emerging
                                                            Prime Reserve               Markets Equity
                                                    ------------------------------ -------------------------
                                                          2005           2004          2005         2004
                                                    --------------- -------------- ------------ ------------
From operations:
 Net investment income (loss) .....................  $     253,895    $   82,913    $     319    $   1,255
 Net realized gain (loss) .........................             --            --       25,542       24,711
 Net change in unrealized appreciation
  (depreciation) ..................................             --            --      180,018       56,728
                                                     -------------    ----------    ---------    ---------
 Net increase/(decrease) in net assets from
  operations ......................................        253,895        82,913      205,879       82,694
                                                     -------------    ----------    ---------    ---------
Contract transactions:
 Payments received from contractowners ............      1,687,087     5,313,414      177,806      144,972
 Transfers between subaccounts, net ...............     (4,104,953)      671,190       79,291       12,544
 Transfers for contract benefits and
  terminations ....................................     (1,767,548)     (768,018)     (78,740)     (84,551)
                                                     -------------    ----------    ---------    ---------
Net increase/(decrease) from contract
 transactions .....................................     (4,185,414)    5,216,586      178,357       72,965
                                                     -------------    ----------    ---------    ---------
Net increase/(decrease) in net assets .............     (3,931,519)    5,299,499      384,236      155,659
Net assets beginning of period ....................      9,885,410     4,585,911      477,921      322,262
                                                     -------------    ----------    ---------    ---------
Net assets end of period ..........................  $   5,953,891    $9,885,410    $ 862,157    $ 477,921
                                                     =============    ==========    =========    =========
 Units issued during the period ...................        498,470       841,690       16,890       15,612
 Units redeemed during the period .................       (842,789)     (399,280)      (6,196)     (10,540)
                                                     -------------    ----------    ---------    ---------
 Net units issued (redeemed) during the period            (344,319)      442,410       10,694        5,072
                                                     =============    ==========    =========    =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             Van Kampen
                                                             UIF Global
                                                            Value Equity+
                                                    -----------------------------
                                                         2005           2004
                                                    -------------- --------------
From operations:
 Net investment income (loss) .....................   $    7,323     $    5,569
 Net realized gain (loss) .........................       31,535          6,704
 Net change in unrealized appreciation
  (depreciation) ..................................       32,441        100,463
                                                      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ......................................       71,299        112,736
                                                      ----------     ----------
Contract transactions:
 Payments received from contractowners ............      237,737        154,934
 Transfers between subaccounts, net ...............      102,613        714,762
 Transfers for contract benefits and
  terminations ....................................     (132,040)       (80,185)
                                                      ----------     ----------
Net increase/(decrease) from contract
 transactions .....................................      208,310        789,511
                                                      ----------     ----------
Net increase/(decrease) in net assets .............      279,609        902,247
Net assets beginning of period ....................    1,172,038        269,791
                                                      ----------     ----------
Net assets end of period ..........................   $1,451,647     $1,172,038
                                                      ==========     ==========
 Units issued during the period ...................       36,860         93,107
 Units redeemed during the period .................      (19,930)       (18,746)
                                                      ----------     ----------
 Net units issued (redeemed) during the period            16,930         74,361
                                                      ==========     ==========

                                                              Van Kampen                    Van Eck
                                                        UIF U.S. Real Estate+            Worldwide Bond
                                                    ------------------------------ --------------------------
                                                          2005           2004           2005         2004
                                                    --------------- -------------- ------------- ------------
From operations:
 Net investment income (loss) .....................  $      81,809    $   66,308    $    33,182   $   9,984
 Net realized gain (loss) .........................      1,535,681       197,708        (16,364)      3,895
 Net change in unrealized appreciation
  (depreciation) ..................................       (345,735)    1,307,559        (42,630)     18,188
                                                     -------------    ----------    -----------   ---------
 Net increase/(decrease) in net assets from
  operations ......................................      1,271,755     1,571,575        (25,812)     32,067
                                                     -------------    ----------    -----------   ---------
Contract transactions:
 Payments received from contractowners ............      1,738,483     1,287,893        215,361      97,862
 Transfers between subaccounts, net ...............      1,282,927     1,955,422         19,464     291,367
 Transfers for contract benefits and
  terminations ....................................     (4,282,592)     (563,618)      (132,853)    (10,482)
                                                     -------------    ----------    -----------   ---------
Net increase/(decrease) from contract
 transactions .....................................     (1,261,182)    2,679,697        101,972     378,747
                                                     -------------    ----------    -----------   ---------
Net increase/(decrease) in net assets .............         10,573     4,251,272         76,160     410,814
Net assets beginning of period ....................      6,809,626     2,558,354        528,204     117,390
                                                     -------------    ----------    -----------   ---------
Net assets end of period ..........................  $   6,820,199    $6,809,626    $   604,364   $ 528,204
                                                     =============    ==========    ===========   =========
 Units issued during the period ...................        221,791       243,049         40,936      29,794
 Units redeemed during the period .................       (281,113)      (52,290)       (34,818)     (4,045)
                                                     -------------    ----------    -----------   ---------
 Net units issued (redeemed) during the period             (59,322)      190,759          6,118      25,749
                                                     =============    ==========    ===========   =========

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                            Van Eck Worldwide               Van Eck Worldwide
                                                            Emerging Markets                   Hard Assets
                                                      -----------------------------   -----------------------------
                                                           2005            2004            2005            2004
                                                      --------------   ------------   --------------   ------------
From operations:
 Net investment income (loss) .....................     $   (1,565)     $   2,165       $   (2,211)     $     374
 Net realized gain (loss) .........................        219,968         26,370          280,218         13,171
 Net change in unrealized appreciation
  (depreciation) ..................................        629,733        119,282          306,928        120,912
                                                        ----------      ---------       ----------      ---------
 Net increase/(decrease) in net assets from
  operations ......................................        848,136        147,817          584,935        134,457
                                                        ----------      ---------       ----------      ---------
Contract transactions:
 Payments received from contractowners ............        248,118        361,968          258,520        148,746
 Transfers between subaccounts, net ...............      2,373,331        128,188          994,201        395,813
 Transfers for contract benefits and
  terminations ....................................       (313,848)       (23,883)        (512,935)       (15,857)
                                                        ----------      ---------       ----------      ---------
Net increase/(decrease) from contract
 transactions .....................................      2,307,601        466,273          739,786        528,702
                                                        ----------      ---------       ----------      ---------
Net increase/(decrease) in net assets .............      3,155,737        614,090        1,324,721        663,159
Net assets beginning of period ....................        771,728        157,638          751,771         88,612
                                                        ----------      ---------       ----------      ---------
Net assets end of period ..........................     $3,927,465      $ 771,728       $2,076,492      $ 751,771
                                                        ==========      =========       ==========      =========
 Units issued during the period ...................        286,280         96,385           69,643         48,439
 Units redeemed during the period .................        (65,730)       (39,017)         (34,255)       (11,613)
                                                        ----------      ---------       ----------      ---------
 Net units issued (redeemed) during the period             220,550         57,368           35,388         36,826
                                                        ==========      =========       ==========      =========

-------
The accompanying notes are an integral part of these financial statements.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005. (See Note 5)

(b) Commenced operation on September 9, 2005.

(c) EQ/Calvert Socially Responsive was substituted for EQ/Enterprise Global Socially Responsible on September 9, 2005. (See Note 5)

(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005. (See Note 5)

(e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005. (see Note 5)

(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005. (See Note 5)

(g) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.

(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005. (See Note 5)

+ Known as Morgan Stanley UIF... with respect to MONY Corporate Sponsored Variable Universal Life.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004, AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life policies which include (MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, and MONY Variable Universal Life), and Survivorship Variable Universal Life) collectively, the "Variable Life Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   There are seventy-six MONY America Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, the Alger American Fund, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, Old Mutual Insurance Series Fund, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Universal Institutional Funds, Inc., or Van Eck Worldwide Insurance Trust, collectively (the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004, the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY America.

   The Variable Account consists of the following variable investment options:

   o AIM V.I. Basic Value                                       o EQ/Short Duration Bond(12)
   o AIM V.I. Financial Services                                o EQ/TCW Equity(13)
   o AIM V.I. Global Health Care(1)                             o EQ/UBS Growth and Income(14)
   o AIM V.I. Mid Cap Core Equity                               o Fidelity VIP Asset Manager
   o AIM V.I. Technology                                        o Fidelity VIP Contrafund(R)
   o Alger American Balanced                                    o Fidelity VIP Growth
   o Alger American MidCap Growth                               o Fidelity VIP Growth Opportunities
   o Dreyfus IP Small Cap Stock Index                           o Fidelity VIP Growth and Income
   o Dreyfus Socially Responsible Growth Fund, Inc.             o Franklin Income Securities
   o Dreyfus Stock Index Fund, Inc.                             o Franklin Rising Dividends Securities
   o Dreyfus VIF Appreciation                                   o Franklin Zero Coupon 2010
   o Dreyfus VIF International Value                            o Janus Aspen Series Balanced
   o Dreyfus VIF Small Company Stock                            o Janus Aspen Series International Growth
   o EQ/Bear Stearns Small Company Growth(2)                    o Janus Aspen Series Flexible Bond(15)
   o EQ/Boston Advisors Equity Income(3)                        o Janus Aspen Series Forty(16)
   o EQ/Calvert Socially Responsible                            o Janus Aspen Series Mid Cap Growth
   o EQ/Capital Guardian Research                               o Janus Aspen Series Mid Cap Value
   o EQ/Caywood-Scholl High Yield Bond(4)                       o Janus Aspen Series Worldwide Growth
   o EQ/Enterprise Moderate Allocation                          o Lord Abbett Bond-Debenture
   o EQ/GAMCO Small Company Value(5)                            o Lord Abbett Growth and Income
   o EQ/Government Securities(6)                                o Lord Abbett Mid-Cap Value
   o EQ/Intermediate Term Bond(7)                               o MFS(R) Mid Cap Growth
   o EQ/International Growth(8)                                 o MFS(R) New Discovery
   o EQ/Long Term Bond(9)                                       o MFS(R) Total Return
   o EQ/Marsico Focus                                           o MFS(R) Utilities
   o EQ/Money Market                                            o Morgan Stanley UIF Core Plus Fixed Income
   o EQ/Montag & Caldwell Growth(10)                            o Morgan Stanley UIF Emerging Markets Debt
   o EQ/PIMCO Real Return(11)                                   o Morgan Stanley UIF Equity Growth

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

1. Organization and Business (Concluded)

   o Morgan Stanley UIF Value                   o T. Rowe Price Limited-Term Bond
   o Old Mutual Mid-Cap(17)                     o T. Rowe Price New America Growth
   o Old Mutual Select Value(18)                o T. Rowe Price Personal Strategy Balanced
   o Oppenheimer Global Securities              o T. Rowe Price Prime Reserve
   o Oppenheimer Main Street(R)                 o Van Eck Worldwide Bond
   o PIMCO Global Bond (Unhedged)               o Van Eck Worldwide Emerging Markets
   o PIMCO Real Return                          o Van Eck Worldwide Hard Assets
   o PIMCO StocksPLUS Growth and Income         o Van Kampen UIF Emerging Markets Equity
   o T. Rowe Price Equity Income                o Van Kampen UIF Global Value Equity(19)
   o T. Rowe Price International Stock          o Van Kampen UIF U.S. Real Estate(19)

----------

   (1) Formerly known as AIM V.I. Health Services Fund

   (2) Formerly known as EQ/Enterprise Small Company Growth

   (3) Formerly known as EQ/Enterprise Equity Income

   (4) Formerly known as EQ/Enterprise High Yield Bond

   (5) Formerly known as EQ/Enterprise Small Company Value

   (6) Formerly known as EQ/MONY Government Securities

   (7) Formerly known as EQ/MONY Intermediate Term Bond

   (8) Formerly known as EQ/Enterprise International Growth

   (9) Formerly known as EQ/MONY Long Term Bond

   (10) Formerly known as EQ/Enterprise Growth

   (11) Formerly known as EQ/Enterprise Total Return

   (12) Formerly known as EQ/Enterprise Short Duration Bond

   (13) Formerly known as EQ/Enterprise Equity

   (14) Formerly known as EQ/Enterprise Growth and Income

   (15) Formerly known as Janus Aspen Series Flexible Income

   (16) Formerly known as Janus Aspen Series Capital Appreciation

   (17) Formerly known as PBHG Mid-Cap

   (18) Formerly known as PBHG Select Value

   (19) Known as Morgan Stanley UIF ... with respect to MONY Corporate Sponsored Variable Universal Life.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Certain reclassifications have been made in the amounts presented in prior periods to conform those periods to current presentation.

   Investments:

   The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Due to and Due From:

   Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies (Concluded)

   benefits, as well as amounts transferred among the various funds by contractowners.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

   Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the Policy in each subaccount ("fund value") to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the contractowners. These deductions are treated as contractowner redemptions by the Variable Account. The amount deducted for the Variable Account for the year ended December 31, 2005 aggregated to $183,523,217.

   MONY America receives amounts deducted for mortality and expense at an annual rate of 0.00% to 0.75% of average daily net assets from each subaccount in the Variable Account.

   MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2005, MONY America received $686,069 in aggregate from certain Funds in connection with MONY America Life subaccounts.

   Investment Manager and Advisors:

   EQAT has the right to issue two classes of shares--Class A and Class B. The two classes of shares are identical, with the exception that Class B shares are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Related Party Transactions (Concluded)

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT, and receives fees for performing services in that capacity. As investment manager, AXA Equitable either oversees the activities of the investment advisors to the portfolios of EQAT, or directly manages the portfolios. Fees generally vary depending on net asset levels and range from a low of 0.25% to a high of 1.00% of average daily net assets. AXA Equitable, as investment manager, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   In the fourth quarter of 2005, AXA Financial completed its sale of the Advest Group to Merrill Lynch, Pierce, Fenner & Smith. Boston Advisors is the Advest Group's investment advisory firm and served as investment advisor to certain EQAT portfolios: EQ/Boston Advisors Equity Income, EQ/Government Securities, EQ/Intermediate Term Bond, EQ/Long Term Bond, EQ/Money Market, and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   Contract Distribution and Principal Underwriter:

   During the year ended December 31, 2004, and the period January 1, 2005 through June 5, 2005, MONY Securities Corporation ("MONY Securities") served as distributor and principal underwriter of the Variable Life Insurance Policies of the Variable Account. Effective June 6, 2005, subsequent to regulatory approval, registered representatives of MONY Securities became registered representatives of AXA Advisors, LLC ("AXA Advisors"). Further, AXA Advisors and AXA Distributors, LLC ("Distributors") replaced MONY Securities as distributors of the Variable Life Insurance Policies and principal underwriters of the Variable Account.

   AXA Advisors is an affiliate of MONY and AXA Equitable; Distributors is an affiliate of MONY and an indirect wholly-owned subsidiary of AXA Equitable. They are registered with the U.S. Securities and Exchange Commission as broker-dealers and are members of the National Association of Securities Dealers, Inc. AXA Advisors and Distributors received distribution fees under the rule 12b-1 Plans described above for providing distribution and shareholder services to the Funds. During the period January 1, 2005 through June 5, 2005 MONY Securities received these fees for serving as distributor of the Variable Life Insurance Policies.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment Transactions

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2005 were as follows:

                                                                                             Proceeds from
      MONY America Variable Account L Subaccounts:              Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
AIM V.I. Basic Value .......................................          $   222,701             $    36,424
AIM V.I. Financial Services ................................              110,680                  78,291
AIM V.I. Global Health Care ................................              196,482                 101,776
AIM V.I. Mid Cap Core Equity ...............................              215,806                  26,468
AIM V.I. Technology ........................................              122,196                  65,312
Alger American Balanced ....................................            2,043,463               1,139,772
Alger American MidCap Growth ...............................            3,567,486               4,582,129
Dreyfus IP Small Cap Stock Index ...........................            3,223,741               4,849,779
Dreyfus Socially Responsible Growth Fund, Inc. .............              271,079                 300,771
Dreyfus Stock Index Fund, Inc. .............................            8,087,969              11,426,091
Dreyfus VIF Appreciation ...................................              327,727               1,574,233
Dreyfus VIF International Value ............................            2,813,215               6,364,646
Dreyfus VIF Small Company Stock ............................              832,665                 934,062
EQ/Bear Stearns Small Company Growth .......................            2,491,133               2,025,219
EQ/Boston Advisors Equity Income ...........................            3,332,368               1,394,864
EQ/Calvert Socially Responsible ............................              243,006                   8,957
EQ/Capital Guardian Research ...............................            2,613,626                 213,666
EQ/Caywood-Scholl High Yield Bond ..........................            5,077,083               6,621,892
EQ/Enterprise Moderate Allocation ..........................           10,209,806              13,163,691
EQ/GAMCO Small Company Value ...............................           12,444,788              11,757,850
EQ/Government Securities ...................................            3,132,832               3,361,667
EQ/Intermediate Term Bond ..................................            1,981,833               6,696,746
EQ/International Growth ....................................            2,111,209               2,082,248
EQ/Long Term Bond ..........................................            2,066,847               7,096,909
EQ/Marsico Focus ...........................................            9,487,746                 356,920
EQ/Money Market ............................................           47,526,601               8,476,766
EQ/Montag & Caldwell Growth ................................           15,093,792              13,069,226
EQ/PIMCO Real Return .......................................            6,422,422              21,413,905
EQ/Short Duration Bond......................................              104,445                  24,804
EQ/TCW Equity ..............................................            5,768,627               8,561,028
EQ/UBS Growth and Income ...................................            2,271,992               1,856,385
Fidelity VIP Asset Manager .................................              412,706               4,643,447
Fidelity VIP Contrafund(R) .................................           14,943,113              11,151,878
Fidelity VIP Growth ........................................            3,761,047              10,232,926
Fidelity VIP Growth Opportunities ..........................              575,924                 760,353
Fidelity VIP Growth and Income .............................              923,930               8,820,989
Franklin Income Securities .................................              759,696                  64,801
Franklin Rising Dividends Securities .......................              193,159                  43,071
Franklin Zero Coupon 2010 ..................................               51,722                   7,850
Janus Aspen Series Balanced ................................            1,440,978                 902,021
Janus Aspen Series International Growth ....................            4,966,277               2,667,374
Janus Aspen Series Flexible Bond ...........................            4,223,302               1,178,292
Janus Aspen Series Forty ...................................            7,104,002               1,714,039
Janus Aspen Series Mid Cap Growth ..........................            3,860,757               2,628,438
Janus Aspen Series Mid Cap Value ...........................              782,131                 424,818
Janus Aspen Series Worldwide Growth ........................            2,358,221               6,718,541
Lord Abbett Bond-Debenture .................................              350,014                 114,478
Lord Abbett Growth and Income ..............................            1,688,094                 360,582
Lord Abbett Mid-Cap Value ..................................            4,869,798               7,226,215
MFS(R) Mid Cap Growth ......................................              223,942                  86,736

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Investment Transactions (Concluded)

                                                                                             Proceeds from
    MONY America Variable Account L Subaccounts:                Cost of Shares Acquired     Shares Redeemed
------------------------------------------------------------   -------------------------   ----------------
MFS(R) New Discovery .......................................              484,356              1,535,061
MFS(R) Total Return ........................................            1,085,791                977,993
MFS(R) Utilities ...........................................              659,965                230,840
Morgan Stanley UIF Core Plus Fixed Income ..................           15,452,734              6,068,256
Morgan Stanley UIF Emerging Markets Debt ...................              170,932                156,243
Morgan Stanley UIF Equity Growth ...........................              129,695                 51,805
Morgan Stanley UIF Value ...................................           11,682,688              1,877,121
Old Mutual Mid-Cap .........................................              684,351                147,487
Old Mutual Select Value ....................................              208,131                 90,803
Oppenheimer Global Securities ..............................              611,396                103,578
Oppenheimer Main Street(R) .................................              204,484                 39,959
PIMCO Global Bond (Unhedged) ...............................              719,828                436,037
PIMCO Real Return ..........................................            8,205,585              2,246,505
PIMCO StocksPLUS Growth and Income .........................              791,389                208,530
T. Rowe Price Equity Income ................................            6,387,203             26,979,075
T. Rowe Price International Stock ..........................            1,703,296              3,120,109
T. Rowe Price Limited-Term Bond ............................              911,583              1,067,303
T. Rowe Price New America Growth ...........................            6,355,391                165,252
T. Rowe Price Personal Strategy Balanced ...................            1,823,699              1,137,540
T. Rowe Price Prime Reserve ................................            5,667,562              9,599,081
Van Kampen UIF Emerging Markets Equity .....................              229,498                 50,822
Van Kampen UIF Global Value Equity .........................              415,782                190,824
Vank Kampen UIF U.S. Real Estate ...........................            3,699,240              4,635,882
Van Eck Worldwide Bond .....................................              657,454                522,300
Van Eck Worldwide Emerging Markets .........................            3,043,029                736,993
Van Eck Worldwide Hard Assets ..............................            1,498,832                761,257

   ----------

   (1) Includes the cost and proceeds of Morgan Stanley UIF with respect to MONY Corporate Sponsored Variable Universal Life.

5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

-----------------------------------------------------------------------------------------------
 September 9, 2005         Removed Portfolio                   Surviving Portfolio
-----------------------------------------------------------------------------------------------
                           EQ/Enterprise Capital
                           Appreciation                        EQ/Marsico Focus
-----------------------------------------------------------------------------------------------
Shares -- Class B            1,487,570                            726,624
Value -- Class B           $      7.41                        $     15.17
Net assets before merger   $11,022,891                        $       --
Net assets after merger    $       --                         $11,022,891

-----------------------------------------------------------------------------------------------
                           EQ/Enterprise Global Socially
                           Responsive                         EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------
Shares -- Class B               21,958                             31,047
Value -- Class B           $     11.58                        $      8.19
Net assets before merger   $   254,279                        $       --
Net assets after merger    $       --                         $   254,279
-----------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Substitutions/Reorganizations (Concluded)

-----------------------------------------------------------------------------------------------
 September 9, 2005          Removed Portfolio                   Surviving Portfolio
-----------------------------------------------------------------------------------------------
                            EQ/Enterprise Multi-Cap Growth      EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------
Shares -- Class B            1,239,976                           2,053,786
Value -- Class B           $      8.53                         $      5.15
Net assets before merger   $10,576,997                         $50,534,962
Net assets after merger    $       --                          $61,111,959

-----------------------------------------------------------------------------------------------
                            EQ/MONY Diversified                 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------
Shares -- Class A               97,353                              92,387
Value -- Class A           $     11.72                         $     12.35
Net assets before merger   $ 1,140,981                         $       --
Net assets after merger    $       --                          $ 1,140,981
-----------------------------------------------------------------------------------------------


                            EQ/MONY Equity Growth               EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------
Shares -- Class A               48,134                              79,275
Value -- Class A           $     20.34                         $     12.35
Net assets before merger   $   979,043                         $       --
Net assets after merger    $       --                          $   979,043
-----------------------------------------------------------------------------------------------


                            EQ/MONY Equity Income               EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------
Shares -- Class A               40,609                              96,697
Value -- Class B           $       --                          $ 1,564,848
Shares -- Class A          $     15.43                         $      6.48
Value -- Class B           $       --                          $      6.49
Net assets before merger   $   626,595                         $10,155,864
Net assets after merger    $       --                          $10,782,459
-----------------------------------------------------------------------------------------------


                            EQ/MONY Money Market                EQ/Money Market
-----------------------------------------------------------------------------------------------
Shares -- Class A           43,257,705                          43,257,705
Value -- Class A           $         1                         $         1
Net assets before merger   $43,257,705                         $       --
Net assets after merger    $       --                          $43,257,705
-----------------------------------------------------------------------------------------------

   Effective September 9, 2005, as part of a reorganization, EQ/Enterprise Managed became EQ/Enterprise Moderate Allocation. This reorganization changed the strategy to that of an allocation portfolio. The reorganization had no effect on the value of shareholder's units, and did not constitute a taxable event.

   Effective May 1, 2004, INVESCO VIF Telecommunications Portfolio was merged into INVESCO VIF Technology Fund as part of a reorganization. Subsequent to the reorganization, INVESCO VIF Technology became known as AIM V.I. Technology Fund. There was no change in investment objective, management structure or management fee expenses. The reorganization had no effect on the value of shareholders' units, and the transaction did not constitute a taxable event.

6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2005 and 2004 are presented respectively in the same table. The tables for the years ended December 31, 2003 and prior are presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the years ended December 31, 2003 and prior are presented for each Portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0% to a high of 0.75%.

   Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Contract, and is a percentage or dollar value of the Specified Amount. This charge varies based on a number of factors, including issue age, gender and risk class.

   Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $5 to a high of $31.50.

   Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   Transfer Charge: MLOA does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner.

   Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

   Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   Medical Underwriting Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

   Guaranteed Issue Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis

   Reinstatement Fee: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   Loan interest rate spread: The loan rate spread is the difference between amount of interest charges on loans and the amount of interest credited to amounts held in the loan account to secure the loan. It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

   Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                           At December 31,
                                          -----------------------------------------------------------------------------
                                                                              Unit Value
                                                    Units                      Lowest to
                                                 Outstanding                    Highest                 Net Assets
                                          ----------------------- --------------------------------- -------------------
                                               2005        2004           2005               2004      2005      2004
AIM V.I. Basic Value ...................      40,075      25,703   $        13.39   $        12.71   $   537   $   327
AIM V.I. Financial Services ............      24,885      22,484   12.87 to 12.88   12.15 to 12.21       321       275
AIM V.I. Global Health Care ............      56,716      48,255   11.95 to 12.66   11.09 to 11.70       686       540
AIM V.I. Mid Cap Core Equity ...........      25,675      12,018            13.72            12.79       352       154
AIM V.I. Technology ....................      16,815      11,137    8.98 to 11.70    8.82 to 11.45       166       100
Alger American Balanced ................     310,590     234,698   12.10 to 12.66   11.20 to 11.68     3,860     2,691
Alger American MidCap
Growth .................................     694,811     795,608   13.37 to 14.55   12.22 to 13.25     9,965    10,450
Dreyfus IP Small Cap Stock
Index ..................................     429,609     535,123   14.87 to 15.32   13.87 to 14.34     6,410     7,437
Dreyfus Socially Responsible
Growth Fund, Inc. ......................     199,614     203,340             8.14     7.86 to 7.92     1,483     1,461
Dreyfus Stock Index Fund, Inc. .........   4,991,017   5,287,785    8.79 to 14.82    8.46 to 14.16    63,901    65,313
Dreyfus VIF Appreciation ...............      69,510     156,178            14.70            14.08     1,021     2,199
Dreyfus VIF International Value ........     819,258   1,088,330            14.60            13.05    11,965    14,205
Dreyfus VIF Small Company
Stock ..................................     193,435     210,630            14.82            14.69     2,867     3,093
EQ/Bear Stearns Small
Company Growth .........................   1,135,402   1,115,750   11.13 to 11.98   10.42 to 11.14    16,375    15,085
EQ/Boston Advisors Equity
Income (a) .............................     793,136     640,936   11.86 to 13.80   11.25 to 13.04    10,258     8,021
EQ/Calvert Socially Responsible
(b) (c) ................................      25,267          --            10.43               --       264        --
EQ/Capital Guardian Research
(b) (d) ................................     186,997          --            10.39               --     1,965        --
EQ/Caywood-Scholl High Yield
Bond ...................................     771,737     908,434   16.42 to 20.58   15.98 to 20.19    13,373    15,317
EQ/Enterprise Moderate
Allocation (e) .........................   5,284,500   5,509,579   12.07 to 22.13   11.48 to 21.20    97,622    98,455
EQ/GAMCO Small Company
Value ..................................   2,734,826   2,843,564   26.00 to 39.58   24.92 to 38.22    76,140    77,649
EQ/Government Securities ...............   1,047,706   1,092,052    13.88 to15.49   13.70 to 15.41    13,837    14,401
EQ/Intermediate Term Bond ..............     524,306     881,866   14.50 to 16.41   14.37 to 16.39     7,601    12,739
EQ/International Growth ................   1,214,713   1,215,729   11.12 to 16.17    9.84 to 14.42    16,641    14,930
EQ/Long Term Bond ......................     677,355   1,003,294   16.60 to 21.28   16.11 to 20.81    10,858    15,886
EQ/Marsico Focus (b) (f) ...............   1,088,339          --   10.60 to 10.62               --    11,550        --
EQ/Money Market (b) (g) ................   3,862,670          --   10.09 to 10.11               --    39,050        --
EQ/Montag & Caldwell Growth
(h) ....................................   5,534,304   5,380,978     7.88 to 8.19     7.53 to 7.76    53,947    48,368
EQ/PIMCO Real Return ...................   1,398,700   2,719,913   11.67 to 11.73   11.62 to 11.64    16,406    31,671
EQ/Short Duration Bond..................      19,264      11,608            10.25            10.14       197       118
EQ/TCW Equity ..........................   3,551,201   3,655,546   13.49 to 23.54   12.98 to 22.82    61,940    62,403
EQ/UBS Growth and Income ...............   1,750,657   1,719,600    9.76 to 12.50    9.03 to 11.51    20,591    18,615
Fidelity VIP Asset Manager .............      15,149     423,053            11.08            10.65       168     4,506
Fidelity VIP Contrafund(R) .............   2,355,687   1,993,257   12.48 to 13.67   10.76 to 11.69    32,046    23,289
Fidelity VIP Growth ....................   1,679,319   2,471,765     6.81 to 8.72     6.49 to 8.24    13,539    19,365
Fidelity VIP Growth
Opportunities ..........................     247,950     266,994    8.40 to 10.49     7.71 to 9.70     2,087     2,116
Fidelity VIP Growth and
Income .................................     110,223     926,910            10.36             9.63     1,142     8,922
Franklin Income Securities .............      81,801      28,819            12.93            12.77     1,058       368
Franklin Rising Dividends
Securities .............................      31,384      19,473            12.93            12.55       406       244
Franklin Zero Coupon 2010 ..............       7,726       3,856            10.76            10.66        83        41
Janus Aspen Series Balanced ............     654,547     618,943   11.79 to 12.13   11.01 to 11.28     7,894     6,949
Janus Aspen Series
International Growth ...................     625,261     430,237   12.40 to 16.65    9.37 to 12.67     8,559     4,517
Janus Aspen Series Flexible
Bond ...................................     637,680     472,696   12.05 to 14.28   11.89 to 14.00     8,943     6,496
Janus Aspen Series Forty ...............   2,185,203   1,556,906     8.35 to 8.62     7.45 to 7.64    20,817    13,575
Janus Aspen Series Mid Cap
Growth .................................   2,224,752   2,014,622    6.15 to 10.07     5.47 to 9.03    15,749    12,850
Janus Aspen Series Mid Cap
Value ..................................     170,022     158,728            12.98            11.80     2,207     1,873
Janus Aspen Series Worldwide
Growth .................................   1,851,821   2,478,108     6.15 to 7.72     5.85 to 7.29    14,127    17,958
Lord Abbett Bond-Debenture .............      81,503      68,512            13.70            13.57     1,115       929

                                                               For the period ended December 31,
                                          --------------------------------------------------------------------------------
                                             Investment           Expense Ratio**                Total Return***
                                               Income                Lowest to                      Lowest to
                                               Ratio*                 Highest                        Highest
                                          --------------- -----------------------------   --------------------------------
                                           2005     2004           2005           2004             2005            2004
AIM V.I. Basic Value ...................   0.11%     --%           0.35%          0.35%            5.35%           10.71%
AIM V.I. Financial Services ............   1.49     0.84   0.00 to 0.35   0.00 to 0.35     5.49 to 5.93     8.34 to 8.68
AIM V.I. Global Health Care ............     --       --   0.00 to 0.35   0.00 to 0.35     7.75 to 8.21     7.15 to 7.54
AIM V.I. Mid Cap Core Equity ...........   0.67     0.28           0.35           0.35             7.27            13.39
AIM V.I. Technology ....................     --       --   0.00 to 0.35   0.00 to 0.35     1.81 to 2.18     6.65 to 7.01
Alger American Balanced ................   1.77     1.50   0.00 to 0.35   0.00 to 0.35     8.04 to 8.39     4.19 to 4.57
Alger American MidCap
Growth .................................     --       --   0.00 to 0.35   0.00 to 0.35     9.41 to 9.81   12.63 to 13.05
Dreyfus IP Small Cap Stock
Index ..................................     --     0.42   0.00 to 0.35   0.00 to 0.35     6.83 to 7.21   21.42 to 21.88
Dreyfus Socially Responsible
Growth Fund, Inc. ......................     --     0.42   0.00 to 0.75   0.00 to 0.75     2.78 to 3.56     5.46 to 6.22
Dreyfus Stock Index Fund, Inc. .........   1.61     1.84   0.00 to 0.75   0.00 to 0.75     3.90 to 4.66    9.87 to 10.63
Dreyfus VIF Appreciation ...............   0.02     1.48             --             --             4.40             5.07
Dreyfus VIF International Value ........     --     1.15             --             --            11.88            20.06
Dreyfus VIF Small Company
Stock ..................................     --       --             --             --             0.88            18.56
EQ/Bear Stearns Small
Company Growth .........................   0.13       --   0.00 to 0.75   0.00 to 0.75     6.81 to 7.54   11.56 to 12.53
EQ/Boston Advisors Equity
Income (a) .............................   1.40     2.64   0.35 to 0.75   0.35 to 0.75     5.42 to 5.83   16.94 to 17.48
EQ/Calvert Socially Responsible
(b) (c) ................................     --       --           0.35             --             3.27               --
EQ/Capital Guardian Research
(b) (d) ................................   0.70       --           0.60             --             1.86               --
EQ/Caywood-Scholl High Yield
Bond ...................................   5.30    12.01   0.00 to 0.75   0.00 to 0.75     1.93 to 2.75     8.90 to 9.68
EQ/Enterprise Moderate
Allocation (e) .........................   2.82     2.86   0.00 to 0.75   0.00 to 0.75     4.39 to 5.14     7.72 to 8.61
EQ/GAMCO Small Company
Value ..................................   0.42     0.02   0.00 to 0.75   0.00 to 0.75     3.56 to 4.33   20.00 to 20.91
EQ/Government Securities ...............   3.61     6.00   0.00 to 0.75   0.00 to 0.75     0.52 to 1.31     0.59 to 1.33
EQ/Intermediate Term Bond ..............   3.08     9.75   0.00 to 0.75   0.00 to 0.75     0.12 to 0.90     0.86 to 1.63
EQ/International Growth ................   1.51     1.18   0.00 to 0.75   0.00 to 0.75   12.14 to 13.01     4.49 to 5.24
EQ/Long Term Bond ......................   1.46    10.57   0.00 to 0.75   0.00 to 0.75     2.26 to 3.04     7.16 to 7.90
EQ/Marsico Focus (b) (f) ...............     --       --   0.35 to 0.75             --     5.05 to 5.25               --
EQ/Money Market (b) (g) ................   1.12       --   0.00 to 0.75             --     0.90 to 1.00               --
EQ/Montag & Caldwell Growth
(h) ....................................   0.25     0.42   0.00 to 0.75   0.00 to 0.75     4.65 to 5.54     3.29 to 4.02
EQ/PIMCO Real Return ...................   1.59     2.16   0.00 to 0.35   0.00 to 0.35     0.43 to 0.77     4.40 to 4.77
EQ/Short Duration Bond..................   1.32     3.49           0.35           0.35             1.08             1.30
EQ/TCW Equity ..........................     --       --   0.00 to 0.75   0.00 to 0.75     3.16 to 3.93   12.69 to 13.46
EQ/UBS Growth and Income ...............   0.70     1.74   0.35 to 0.75   0.35 to 0.75     8.08 to 8.60   12.45 to 12.95
Fidelity VIP Asset Manager .............   3.33     3.39             --             --             4.04             5.45
Fidelity VIP Contrafund(R) .............   0.20     0.42   0.00 to 0.75   0.00 to 0.75   15.99 to 16.94   14.47 to 15.51
Fidelity VIP Growth ....................   0.49     0.21   0.00 to 0.75   0.00 to 0.75     4.93 to 5.83     2.53 to 3.39
Fidelity VIP Growth
Opportunities ..........................   0.87     0.44   0.00 to 0.75   0.00 to 0.75     8.14 to 8.95     6.24 to 7.23
Fidelity VIP Growth and
Income .................................   1.76     0.94             --             --             7.58             5.82
Franklin Income Securities .............   3.94     3.02           0.35           0.35             1.25            13.41
Franklin Rising Dividends
Securities .............................   0.89     0.60           0.35           0.35             3.03            10.67
Franklin Zero Coupon 2010 ..............   4.13     4.30           0.35           0.35             0.94             4.10
Janus Aspen Series Balanced ............   2.35     2.36   0.35 to 0.75   0.35 to 0.75     7.08 to 7.54     7.73 to 8.15
Janus Aspen Series
International Growth ...................   1.22     0.95   0.00 to 0.35   0.00 to 0.35   31.41 to 32.34   18.30 to 18.91
Janus Aspen Series Flexible
Bond ...................................   6.09     5.98   0.00 to 0.35   0.00 to 0.35     1.35 to 2.00     3.30 to 3.93
Janus Aspen Series Forty ...............   0.22     0.24   0.00 to 0.75   0.00 to 0.75   12.08 to 12.83   17.32 to 18.27
Janus Aspen Series Mid Cap
Growth .................................     --       --   0.00 to 0.75   0.00 to 0.75   11.52 to 12.43   19.76 to 20.75
Janus Aspen Series Mid Cap
Value ..................................   7.08     2.85             --             --            10.00            17.76
Janus Aspen Series Worldwide
Growth .................................   1.32     1.03   0.00 to 0.75   0.00 to 0.75     5.13 to 5.90     3.91 to 4.74
Lord Abbett Bond-Debenture .............   5.10     6.09           0.35           0.35     0.92 to 0.96             7.44

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                        At December 31,
                                           --------------------------------------------------------------------------------
                                                                           Unit Value
                                                   Units                   Lowest to
                                                Outstanding                  Highest                         Net Assets
                                           ---------------------  --------------------------------      -------------------
                                              2005        2004               2005            2004         2005        2004
Lord Abbett Growth and
Income .................................     420,291     339,967           $12.83           $12.47      $ 5,371     $ 4,222
Lord Abbett Mid-Cap Value ..............   1,036,750   1,267,995   13.95 to 14.71   12.93 to 13.59       15,319      17,307
MFS(R) Mid Cap Growth ..................     109,720      95,199            10.42            10.14        1,143         965
MFS(R) New Discovery ...................      95,636     186,643   11.04 to 11.96   10.52 to 11.36        1,104       2,085
MFS(R) Total Return ....................     359,072     370,807   12.38 to 12.53   12.09 to 12.19        4,522       4,545
MFS(R) Utilities .......................      68,386      42,638   17.08 to 18.87   14.67 to 16.15        1,237         660
Morgan Stanley UIF Core Plus
Fixed Income ...........................   1,047,468     455,247            14.89            14.29       15,599       6,506
Morgan Stanley UIF Emerging
Markets Debt ...........................      27,550      29,344            16.29            14.51          449         426
Morgan Stanley UIF Equity
Growth .................................      40,380      30,654             9.03             7.80          365         239
Morgan Stanley UIF Value ...............     828,996     195,886            15.85            15.16       13,137       2,969
Old Mutual Mid-Cap .....................     171,426     144,472            14.68            13.94        2,509       2,010
Old Mutual Select Value ................      87,721      77,134            10.06             9.66          882         745
Oppenheimer Global Securities ..........      77,121      44,146            17.11            15.05        1,319         664
Oppenheimer Main Street(R) .............      39,930      26,798            13.10            12.43          523         333
PIMCO Global Bond
(Unhedged) .............................     158,504     144,303            14.05            15.10        2,189       2,138
PIMCO Real Return ......................   1,487,306   1,093,720   13.27 to 13.44   13.04 to 13.16       20,103      14,511
PIMCO StocksPLUS Growth
and Income .............................     295,358     252,393            12.65            12.27        3,676       3,047
T. Rowe Price Equity Income ............   1,837,906   3,324,758            15.76            15.17       28,969      50,427
T. Rowe Price International Stock ......     510,976     639,953            12.65            10.90        6,463       6,976
T. Rowe Price Limited-Term
Bond ...................................     248,283     269,254            13.48            13.25        3,347       3,567
T. Rowe Price New America
Growth .................................     635,903      52,660            11.22            10.74        7,132         565
T. Rowe Price Personal Strategy
Balanced ...............................     177,937     135,955            16.05            15.08        2,855       2,050
T. Rowe Price Prime Reserve ............     487,305     831,624            12.22            11.89        5,954       9,885
Van Kampen UIF Emerging
Markets Equity .........................      40,180      29,486            21.64            16.23          862         478
Van Kampen UIF Global Value
Equity .................................     115,994      99,064   12.26 to 13.01   11.58 to 12.34        1,452       1,172
Vank Kampen UIF U.S. Real
Estate .................................     329,316     388,638   19.67 to 20.07   16.87 to 17.15        6,820       6,810
Van Eck Worldwide Bond .................      40,113      33,995            15.07            15.54          604         528
Van Eck Worldwide Emerging
Markets ................................     297,777      77,227            13.19             9.99        3,927         772
Van Eck Worldwide Hard
Assets .................................      78,517      43,129            26.44            17.43        2,076         752


                                                               For the period ended December 31,
                                    ---------------------------------------------------------------------------------------
                                         Investment              Expense Ratio**                 Total Return***
                                           Income                   Lowest to                       Lowest to
                                           Ratio*                    Highest                         Highest
                                    -------------------  -----------------------------  -----------------------------------
                                      2005       2004              2005           2004             2005             2004
Lord Abbett Growth and
Income ............................   1.08%      1.05%             0.35%          0.35%    2.89 to 2.90%           12.34%
Lord Abbett Mid-Cap Value .........   0.37       0.34      0.00 to 0.35   0.00 to 0.35     7.89 to 8.24    23.61 to 24.00
MFS(R) Mid Cap Growth .............     --         --              0.35           0.35     2.76 to 2.78             14.19
MFS(R) New Discovery ..............     --         --      0.00 to 0.35   0.00 to 0.35     4.94 to 5.28      6.16 to 6.57
MFS(R) Total Return ...............   1.96       1.56      0.00 to 0.35   0.00 to 0.35     2.40 to 2.79    10.92 to 11.32
MFS(R) Utilities ..................   0.55       1.23      0.00 to 0.35   0.00 to 0.35   16.43 to 16.84    29.71 to 30.24
Morgan Stanley UIF Core Plus
Fixed Income ......................   5.33       3.66              0.00           0.00             4.20              4.38
Morgan Stanley UIF Emerging
Markets Debt ......................   8.20       7.44              0/00           0.00            12.27             10.01
Morgan Stanley UIF Equity
Growth ............................   0.48       0.16              0.00           0.00            15.77              7.73
Morgan Stanley UIF Value ..........   0.80       0.98              0.00           0.00             4.55             17.88
Old Mutual Mid-Cap ................     --         --              0.35           0.35             5.31             18.44
Old Mutual Select Value ...........   2.02       2.33              0.35           0.35             4.14              2.44
Oppenheimer Global Securities......   0.68       0.68              0.35           0.35            13.69             18.50
Oppenheimer Main Street(R) ........   1.03       0.37              0.35           0.35             5.39              8.75
PIMCO Global Bond
(Unhedged) ........................   2.52       1.87              0.35           0.35           (6.95)             10.22
PIMCO Real Return .................   2.83       1.03      0.00 to 0.35   0.00 to 0.35    1.76 to 2.13       8.49 to 8.85
PIMCO StocksPLUS Growth
and Income ........................   2.46       1.83              0.35           0.35             3.10             10.43
T. Rowe Price Equity Income .......   1.39       1.59              0.00           0.00             3.89             14.92
T. Rowe Price International Stock .   1.69       1.41              0.00           0.00            16.06             13.78
T. Rowe Price Limited-Term
Bond ..............................   3.56       3.23              0.00           0.00             1.74              1.15
T. Rowe Price New America
Growth ............................     --       0.06              0.00           0.00             4.47             10.95
T. Rowe Price Personal Strategy
Balanced ..........................   1.86       2.11              0.00           0.00             6.43             12.79
T. Rowe Price Prime Reserve .......   2.75       0.91              0.00           0.00             2.78              0.93
Van Kampen UIF Emerging
Markets Equity ....................   0.40       0.68              0.35           0.35            33.33             22.68
Van Kampen UIF Global Value
Equity ............................   1.02       0.80      0.00 to 0.35   0.00 to 0.35     5.43 to 5.87    13.21 to 13.53
Vank Kampen UIF U.S. Real
Estate ............................   1.35       1.67      0.00 to 0.35   0.00 to 0.35   16.60 to 17.03    35.94 to 36.44
Van Eck Worldwide Bond ............   5.22       3.30              0.00           0.00           (3.02)              9.13
Van Eck Worldwide Emerging
Markets ...........................   0.28       0.35              0.00           0.00            32.03             25.82
Van Eck Worldwide Hard
Assets ............................   0.23       0.07              0.00           0.00            51.69             23.97

-----------------------------

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2005 or from the commencement of operations of the Subaccount.

   (a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.

   (b)   Units were made available for sale on September 9, 2005.

   (c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.

   (d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Income and EQ/MONY Diversified on September 9, 2005.

   (e) EQ/Enterprise Moderate Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.

   (f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.

   (g)   EQ/Money Market was substituted EQ/MONY Money Market on September 9,
         2005.

   (h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                      At December 31, 2003
                                                        -------------------------------------------
                                                                         Unit Value
                                                            Units         Lowest to      Net Assets
                                                         Outstanding       Highest         (000's)
                                                        -------------  --------------    ----------
AIM V.I. Basic Value Fund--Series I (2) ..............       6,699     $        11.48    $      77
AIM V.I. Financial Services Portfolio ................      18,331     11.18 to 11.63          207
AIM V.I. Health Sciences Portfolio ...................      34,790     10.35 to 10.48          360
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......       2,230              11.28           25
AIM V.I. Telecommunications Portfolio ................       8,071               8.27           67
Alger American Balanced Portfolio--Class O ...........     117,113     10.81 to 11.17        1,281
Alger American Mid Cap Growth Portfolio--Class O .....     335,882     11.66 to 11.72        3,891
Dreyfus VIF Appreciation Portfolio--Initial Class ....     184,652              13.40        2,475
Dreyfus VIF International Value Portfolio--Initial
Class ................................................     952,275              10.87       10,356
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................     137,572              12.39        1,705
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................     188,914       7.40 to 7.51        1,281
Dreyfus Stock Index Portfolio--Initial Class .........   5,001,432      7.70 to 12.80       56,019
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................     578,422              11.38        6,585
EQ/Enterprise Equity Portfolio .......................   3,471,131     11.44 to 20.25       53,938
EQ/Enterprise Equity Income Portfolio ................     483,918      9.62 to 10.58        5,196
EQ/Enterprise Growth & Income Portfolio ..............   1,650,380       8.03 to 9.63       15,792
EQ/Enterprise Growth Portfolio (1) ...................   5,141,422       7.29 to 7.46       44,320
EQ/Enterprise High-Yield Portfolio ...................     824,954     14.57 to 18.54       12,821
EQ/Enterprise International Growth Portfolio (1a) ....   1,217,982      9.35 to 13.80       14,420
EQ/Enterprise Managed Portfolio (1b) .................   5,582,384     10.57 to 19.68       93,884
EQ/Enterprise Short Duration Bond Portfolio (2) ......       1,631              10.01           16
EQ/Enterprise Small Company Growth Portfolio .........   1,028,975       9.34 to 9.90       12,486
EQ/Enterprise Small Company Value Portfolio ..........   2,626,059     20.61 to 31.85       61,739
EQ/Enterprise Total Return Portfolio .................   2,465,907     11.11 to 11.23       27,407
EQ/MONY Government Securities Portfolio ..............   1,017,068     13.52 to 15.32       13,325
EQ/MONY Intermediate Term Bond Portfolio .............     905,065     14.14 to 16.25       12,885
EQ/MONY Long Term Bond Portfolio .....................   1,050,699     14.93 to 19.42       15,597
Fidelity VIP Growth Portfolio ........................   2,446,972       6.33 to 7.97       18,576
Fidelity VIP II Asset Manager Portfolio--Initial Class     501,397              10.10        5,064
Fidelity VIP II ContraFund Portfolio .................   2,072,043      9.40 to 10.12       21,055
Fidelity VIP III Growth Opportunities Portfolio ......     226,164       7.17 to 9.13        1,660
Fidelity VIP III Growth & Income Portfolio ...........   1,055,112               9.10        9,600
Franklin Income Securities Fund--Class 2 (2) .........       6,209              11.26           70
Franklin Rising Dividends Securities Fund--Class 2 (2)       3,284              11.34           37
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........       1,165              10.24           12
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................   1,846,474       4.53 to 7.54        9,780
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................     587,636     10.22 to 10.24        6,102
Janus Aspen Series Capital Appreciation Portfolio ....   1,583,967      6.35 to 10.68       11,566
Janus Aspen Series Flexible Income
Portfolio ............................................     482,552     11.50 to 13.47        6,422
Janus Aspen Series International Growth
Portfolio ............................................     329,721      7.88 to 10.74        2,871
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................     221,896              10.02        2,223
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................   2,439,132       5.63 to 6.96       16,866
Lord Abbett Bond-Debenture Portfolio--Class VC .......      44,844     12.11 to 12.63          566
Lord Abbett Growth & Income Portfolio--Class VC ......     216,248     10.45 to 11.11        2,391
Lord Abbett Mid-Cap Value Portfolio--Class VC ........     849,049     10.96 to 11.68        9,358
MFS Mid-Cap Growth Portfolio--Initial Class ..........      70,482       8.82 to 8.88          626
MFS New Discovery Portfolio--Initial Class ...........      68,220      9.93 to 10.66          701
MFS Total Return Portfolio--Initial Class ............     199,135     10.95 to 11.15        2,203

                                                                 For the period ended December 31, 2003
                                                          ----------------------------------------------------
                                                          Investment     Expense Ratio**      Total Return***
                                                            Income          Lowest to            Lowest to
                                                            Ratio*           Highest               Highest
                                                          ---------      ---------------     ----------------
AIM V.I. Basic Value Fund--Series I (2) ..............      0.16(+)%               0.35(+)%             14.80%
AIM V.I. Financial Services Portfolio ................      0.72           0.00 to 0.35        29.08 to 29.55
AIM V.I. Health Sciences Portfolio ...................      0.00                   0.35        27.31 to 27.34
AIM V.I. Mid Cap Core Equity Fund--Series I (3) ......      0.00                   0.35(+)              12.80
AIM V.I. Telecommunications Portfolio ................      0.00                   0.35                 33.82
Alger American Balanced Portfolio--Class O ...........      2.05           0.00 to 0.35        18.66 to 19.08
Alger American Mid Cap Growth Portfolio--Class O .....      0.00           0.00 to 0.35        47.41 to 47.79
Dreyfus VIF Appreciation Portfolio--Initial Class ....      1.39                   0.00                 21.16
Dreyfus VIF International Value Portfolio--Initial
Class ................................................      1.28                   0.00                 36.22
Dreyfus VIF Small Company Stock Portfolio--Initial
Class ................................................      0.12                   0.00                 42.91
Dreyfus Socially Responsible Growth Fund--Initial
Class ................................................      0.13           0.00 to 0.75        24.96 to 26.06
Dreyfus Stock Index Portfolio--Initial Class .........      1.50           0.00 to 0.75        27.27 to 28.39
Dreyfus IP Small Cap Stock Index Portfolio--Service
Class ................................................      0.22                   0.00                 37.77
EQ/Enterprise Equity Portfolio .......................      0.00           0.0 to  0.75        51.80 to 52.94
EQ/Enterprise Equity Income Portfolio ................      1.52           0.35 to 0.75        25.75 to 26.25
EQ/Enterprise Growth & Income Portfolio ..............      1.05           0.35 to 0.75        26.66 to 27.04
EQ/Enterprise Growth Portfolio (1) ...................      0.44            0.0 to 0.75        16.27 to 17.11
EQ/Enterprise High-Yield Portfolio ...................      2.52           0.00 to 0.75        21.73 to 22.64
EQ/Enterprise International Growth Portfolio (1a) ....      0.50          0.00 to  0.75        29.94 to 30.95
EQ/Enterprise Managed Portfolio (1b) .................      1.18           0.00 to 0.75        20.00 to 20.94
EQ/Enterprise Short Duration Bond Portfolio (2) ......      5.27(+)                0.35(+)               0.10
EQ/Enterprise Small Company Growth Portfolio .........      0.00          0.00 to  0.75        22.25 to 23.13
EQ/Enterprise Small Company Value Portfolio ..........      0.11           0.00 to 0.75        36.40 to 37.40
EQ/Enterprise Total Return Portfolio .................      2.58           0.00 to 0.35          5.35 to 5.61
EQ/MONY Government Securities Portfolio ..............      2.86           0.00 to 0.75          0.99 to 1.73
EQ/MONY Intermediate Term Bond Portfolio .............      4.75           0.00 to 0.75          2.52 to 3.29
EQ/MONY Long Term Bond Portfolio .....................      5.94           0.00 to 0.75          4.02 to 4.85
Fidelity VIP Growth Portfolio ........................      0.20           0.00 to 0.75        31.88 to 32.83
Fidelity VIP II Asset Manager Portfolio--Initial Class      3.47                   0.00                 17.99
Fidelity VIP II ContraFund Portfolio .................      0.38           0.00 to 0.75        27.37 to 28.43
Fidelity VIP III Growth Opportunities Portfolio ......      0.59           0.00 to 0.75        28.59 to 29.78
Fidelity VIP III Growth & Income Portfolio ...........      1.13                   0.00                 23.81
Franklin Income Securities Fund--Class 2 (2) .........      0.00                   0.35(+)              12.60
Franklin Rising Dividends Securities Fund--Class 2 (2)      0.00                   0.35(+)              13.40
Franklin Zero Coupon 2010 Fund--Class 2 (4) ..........      0.00                   0.35(+)               2.40
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .......................      0.00           0.00 to 0.75        34.16 to 35.22
Janus Aspen Series Balanced
Portfolio--Institutional Class .......................      2.31           0.35 to 0.75        13.18 to 13.65
Janus Aspen Series Capital Appreciation Portfolio ....      0.48           0.00 to 0.75        19.59 to 20.52
Janus Aspen Series Flexible Income
Portfolio ............................................      3.86           0.00 to 0.35          5.89 to 6.40
Janus Aspen Series International Growth
Portfolio ............................................      1.19           0.00 to 0.35        34.04 to 34.93
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .............................      0.13                   0.00                 41.33
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .......................      1.11           0.00 to 0.75        23.19 to 24.06
Lord Abbett Bond-Debenture Portfolio--Class VC .......      5.97                   0.35        17.57 to 17.60
Lord Abbett Growth & Income Portfolio--Class VC ......      1.03                   0.35        30.55 to 30.63
Lord Abbett Mid-Cap Value Portfolio--Class VC ........      0.68           0.00 to 0.35        24.39 to 24.83
MFS Mid-Cap Growth Portfolio--Initial Class ..........      0.00                   0.35        36.41 to 36.53
MFS New Discovery Portfolio--Initial Class ...........      0.00           0.00 to 0.35        33.11 to 33.58
MFS Total Return Portfolio--Initial Class ............      1.75           0.00 to 0.35        15.90 to 16.37

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                                At December 31, 2003
                                                                      -------------------------------------------
                                                                                      Unit Value
                                                                         Units         Lowest to       Net Assets
                                                                      Outstanding       Highest          (000's)
                                                                      -----------   ---------------    ---------
MFS Utilities Portfolio--Initial Class ..............................     23,364    $11.80 to 12.40    $   279
Oppenheimer Global Securities Portfolio--Service
Class (5) ...........................................................     12,049              12.70         153
Oppenheimer Main Street Portfolio--Service
Class (6) ...........................................................      5,971              11.43          68
PBHG Mid-Cap Portfolio ..............................................    120,195     11.26 to 11.77       1,411
PBHG Select Value Portfolio .........................................     58,250       9.16 to 9.43         549
PIMCO Global Bond Portfolio--Administrative
Class ...............................................................    110,224     12.48 to 13.70       1,480
PIMCO Real Return Portfolio--Administrative Class ...................    768,764     12.09 to 12.59       9,378
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class ................................................    187,318     10.93 to 11.11       2,048
T. Rowe Price Equity Income Portfolio ...............................  3,659,651              13.20      48,301
T. Rowe Price International Stock Portfolio .........................    438,989               9.58       4,206
T. Rowe Price Limited Term Bond Portfolio ...........................    120,716              13.10       1,582
T. Rowe Price New America Growth Portfolio ..........................     56,169               9.68         544
T. Rowe Price Personal Strategy Balanced Portfolio ..................    109,239              13.37       1,460
T. Rowe Price Prime Reserve Portfolio ...............................    389,214              11.78       4,586
UIF Equity Growth Portfolio--Class I ................................     25,976               7.24         188
UIF Emerging Markets Equity Portfolio--Class I ......................     24,414     12.45 to 13.23         322
UIF Emerging Markets Debt Portfolio--Class I ........................     17,443              13.19         230
UIF Core Plus Fixed Income Portfolio--Class I .......................    451,827              13.69       6,187
UIF Global Value Equity Portfolio--Class I ..........................     24,703     10.20 to 10.90         270
UIF U.S. Real Estate Portfolio-- Class I ............................    197,879     12.57 to 13.65       2,558
UIF Value Portfolio--Class I ........................................     63,788              12.86         820
Van Eck Hard Assets Fund ............................................      6,303              14.06          89
Van Eck WorldWide Bond Fund .........................................      8,246              14.24         117
Van Eck WorldWide Emerging Markets Fund .............................     19,859               7.94         158

                                                                             For the period ended December 31, 2003
                                                                       --------------------------------------------------
                                                                        Investment   Expense Ratio**      Total Return***
                                                                          Income       Lowest to             Lowest to
                                                                           Ratio*        Highest              Highest
                                                                        ----------   ----------------    ----------------
MFS Utilities Portfolio--Initial Class ...............................     1.59%       0.00 to 0.35%       35.48 to 35.82%
Oppenheimer Global Securities Portfolio--Service
Class (5) ............................................................     0.00                0.35(+)             27.00
Oppenheimer Main Street Portfolio--Service
Class (6) ............................................................     0.00                0.35(+)             14.30
PBHG Mid-Cap Portfolio ...............................................     0.00                0.35       33.89 to 33.90
PBHG Select Value Portfolio ..........................................     3.03                0.35       17.88 to 17.89
PIMCO Global Bond Portfolio--Administrative
Class ................................................................     2.05                0.35       13.97 to 13.98
PIMCO Real Return Portfolio--Administrative Class ....................     2.46        0.00 to 0.35         8.53 to 8.92
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class .................................................     2.48                0.35       29.94 to 29.96
T. Rowe Price Equity Income Portfolio ................................     1.75                0.00                25.48
T. Rowe Price International Stock Portfolio ..........................     1.53                0.00                30.52
T. Rowe Price Limited Term Bond Portfolio ............................     3.76                0.00                 4.22
T. Rowe Price New America Growth Portfolio ...........................     0.00                0.00                35.01
T. Rowe Price Personal Strategy Balanced Portfolio ...................     2.26                0.00                24.84
T. Rowe Price Prime Reserve Portfolio ................................     0.66                0.00                 0.68
UIF Equity Growth Portfolio--Class I .................................     0.00                0.00                24.83
UIF Emerging Markets Equity Portfolio--Class I .......................     0.00                0.35       49.10 to 49.15
UIF Emerging Markets Debt Portfolio--Class I .........................     0.00                0.00                27.93
UIF Core Plus Fixed Income Portfolio--Class I ........................     0.06                0.00                 4.58
UIF Global Value Equity Portfolio--Class I ...........................     0.00        0.00 to 0.35       28.54 to 28.95
UIF U.S. Real Estate Portfolio-- Class I .............................     0.00        0.00 to 0.35       37.05 to 37.53
UIF Value Portfolio--Class I .........................................     0.00                0.00                34.10
Van Eck Hard Assets Fund .............................................     0.94                0.00                45.10
Van Eck WorldWide Bond Fund ..........................................     1.70                0.00                18.17
Van Eck WorldWide Emerging Markets Fund ..............................     0.11                0.00                54.17

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the subaccount.

   (+)   Annualized.

   (1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

   (1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

   (1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

   (2) For the period July 7, 2003 (commencement of operations) through December 31, 2003.

   (3) For the period July 2, 2003 (commencement of operations) through December 31, 2003.

   (4) For the period August 12, 2003 (commencement of operations) through December 31, 2003.

   (5) For the period June 23, 2003 (commencement of operations) through December 31, 2003.

   (6) For the period June 27, 2003 (commencement of operations) through December 31, 2003.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                          At December 31, 2002
                                                 ---------------------------------------
                                                                             Net Assets
Strategist Subaccounts                               Units     Unit Values     (000's)
----------------------                           ------------ ------------- ------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......      4,272     $  31.57      $    135
EQ/MONY Long Term Bond Subaccount ..............      1,535        42.42            65
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount .................    405,627         6.05         2,452
Dreyfus Socially Responsible Growth
Subaccount .....................................      7,289         6.01            44
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................  1,891,577        13.34        25,234
EQ/Enterprise Small Company Value
Subaccount .....................................  1,208,111        23.35        28,203
EQ/Enterprise Managed Subaccount ...............  4,135,667        16.40        67,799
EQ/Enterprise International Growth
Subaccount .....................................    699,800        10.62         7,431
EQ/Enterprise High Yield Bond Subaccount .......    327,973        15.23         4,997
EQ/Enterprise Growth Subaccount ................    443,237         6.27         2,781
EQ/Enterprise Growth and Income Subaccount .....    325,532         6.34         2,064
EQ/Enterprise Equity Income Subaccount .........     36,583         7.65           280
EQ/Enterprise Small Company Growth
Subaccount .....................................     59,047         7.64           451
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......     94,178        15.85         1,493
EQ/MONY Long Term Bond Subaccount ..............    144,221        18.67         2,693
EQ/MONY Government Securities Subaccount .......    153,243        15.17         2,325
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ...................    259,734         7.38         1,916
VIP Growth Subaccount ..........................    371,491         4.80         1,785
VIP III Growth Opportunities Subaccount ........     16,051         7.10           114
Janus Aspen Series
Aggressive Growth Subaccount ...................     23,481         5.62           132
Balanced Subaccount ............................     42,762         9.03           386
Capital Appreciation Subaccount ................    512,348         5.31         2,720
Worldwide Growth Subaccount ....................    597,638         4.57         2,732

                                                                       For the period ended December 31, 2002
                                                                   ----------------------------------------------
                                                                   Investment
                                                                     Income
Strategist Subaccounts                                                Ratio*     Expense Ratio**   Total Return***
----------------------                                             ----------    ---------------   ---------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       3.95%           0.60%            8.71%
EQ/MONY Long Term Bond Subaccount ..............................       4.56            0.60            13.36
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount .................................       1.32            0.75            (22.93)
Dreyfus Socially Responsible Growth
Subaccount .....................................................       0.27            0.75            (29.46)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................................       0.00            0.75            (29.97)
EQ/Enterprise Small Company Value
Subaccount .....................................................       0.36            0.75            (9.92)
EQ/Enterprise Managed Subaccount ...............................       0.93            0.75            (21.76)
EQ/Enterprise International Growth
Subaccount .....................................................       0.66            0.75            (20.09)
EQ/Enterprise High Yield Bond Subaccount .......................       8.67            0.75             0.73
EQ/Enterprise Growth Subaccount ................................       0.40            0.75            (23.91)
EQ/Enterprise Growth and Income Subaccount .....................       1.19            0.75            (26.54)
EQ/Enterprise Equity Income Subaccount .........................       1.48            0.75            (15.47)
EQ/Enterprise Small Company Growth
Subaccount .....................................................       0.00            0.75            (24.58)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       2.92            0.75             8.49
EQ/MONY Long Term Bond Subaccount ..............................       4.24            0.75            13.22
EQ/MONY Government Securities Subaccount .......................       2.57            0.75             5.79
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ...................................       0.68            0.75            (10.11)
VIP Growth Subaccount ..........................................       0.14            0.75            (30.84)
VIP III Growth Opportunities Subaccount ........................       0.09            0.75            (22.49)
Janus Aspen Series
Aggressive Growth Subaccount ...................................       0.00            0.75            (28.50)
Balanced Subaccount ............................................       3.12            0.75            (7.10)
Capital Appreciation Subaccount ................................       0.57            0.75            (16.25)
Worldwide Growth Subaccount ....................................       0.92            0.75            (26.05)

-----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                           At December 31, 2001
                                                  ---------------------------------------
                                                                              Net Assets
Strategist Subaccounts                                Units     Unit Values     (000's)
----------------------                            ------------ ------------- ------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......      4,569     $  29.04      $    133
EQ/MONY Long Term Bond Subaccount ...............      1,495        37.42            56
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount ..................    437,449         7.85         3,433
Dreyfus Socially Responsible Growth
Subaccount (4) ..................................      4,617         8.52            39
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................  1,924,485        19.05        36,654
EQ/Enterprise Small Company Value
Subaccount ......................................  1,233,590        25.92        31,971
EQ/Enterprise Managed Subaccount ................  4,331,427        20.96        90,806
EQ/Enterprise International Growth
Subaccount ......................................    697,861        13.29         9,272
EQ/Enterprise High Yield Bond Subaccount ........    301,483        15.12         4,558
EQ/Enterprise Growth Subaccount .................    354,433         8.24         2,920
EQ/Enterprise Growth and Income Subaccount ......    292,641         8.63         2,525
EQ/Enterprise Equity Income Subaccount (1) ......     10,033         9.05            91
EQ/Enterprise Small Company Growth
Subaccount (2) ..................................     11,867        10.13           120
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......     52,904        14.61           773
EQ/MONY Long Term Bond Subaccount ...............    129,500        16.49         2,136
EQ/MONY Government Securities Subaccount ........     84,169        14.34         1,207
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ....................    223,575         8.21         1,835
VIP Growth Subaccount ...........................    352,343         6.94         2,444
VIP III Growth Opportunities Subaccount (3) .....      1,294         9.16            12
Janus Aspen Series
Aggressive Growth Subaccount (5) ................     18,896         7.86           148
Balanced Subaccount (6) .........................     12,732         9.72           124
Capital Appreciation Subaccount .................    554,001         6.34         3,515
Worldwide Growth Subaccount .....................    585,745         6.18         3,623

                                                                     For the period ended December 31, 2001
                                                                 -----------------------------------------------
                                                                 Investment
                                                                   Income
Strategist Subaccounts                                             Ratio*       Expense Ratio**   Total Return***
----------------------                                           ----------     ---------------   ----------------
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................     5.40%             0.60%            7.88%
EQ/MONY Long Term Bond Subaccount .............................     5.21              0.60             5.68
MONYEquity Master Subaccounts
-----------------------------
Dreyfus
Dreyfus Stock Index Subaccount ................................     1.13              0.75            (12.87)
Dreyfus Socially Responsible Growth
Subaccount(4) .................................................     0.14(+)           0.75(+)         (14.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ...............................     0.00              0.75            (19.42)
EQ/Enterprise Small Company Value
Subaccount ....................................................     0.25              0.75             4.43
EQ/Enterprise Managed Subaccount ..............................     2.15              0.75            (11.86)
EQ/Enterprise International Growth
Subaccount ....................................................     0.66              0.75            (28.36)
EQ/Enterprise High Yield Bond Subaccount ......................     8.85              0.75             5.07
EQ/Enterprise Growth Subaccount ...............................     0.47              0.75            (13.17)
EQ/Enterprise Growth and Income Subaccount ....................     0.94              0.75            (12.56)
EQ/Enterprise Equity Income Subaccount(1) .....................     2.13(+)           0.75(+)         (9.50)
EQ/Enterprise Small Company Growth
Subaccount(2) .................................................     0.00(+)           0.75(+)          1.30
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................     4.66              0.75             7.74
EQ/MONY Long Term Bond Subaccount .............................     4.67              0.75             5.50
EQ/MONY Government Securities Subaccount ......................     4.27              0.75             5.75
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount ..................................     0.69              0.75            (13.03)
VIP Growth Subaccount .........................................     0.00              0.75            (18.35)
VIP III Growth Opportunities Subaccount(3) ....................     0.00(+)           0.75(+)         (8.40)
Janus Aspen Series
Aggressive Growth Subaccount(5) ...............................     0.00(+)           0.75(+)         (21.40)
Balanced Subaccount(6) ........................................     4.61(+)           0.75(+)         (2.80)
Capital Appreciation Subaccount ...............................     1.28              0.75            (22.40)
Worldwide Growth Subaccount ...................................     0.50              0.75            (23.13)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period June 6, 2001(commencement of operations) through December 31, 2001.

   (2) For the period May 5, 2001(commencement of operations) through December 31, 2001.

   (3) For the period June 12, 2001(commencement of operations) through December 31, 2001.

   (4) For the period June 8, 2001(commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (5) For the period May 4, 2001(commencement of operations) through December 31, 2001.

   (6) For the period May 15, 2001(commencement of operations) through December 31, 2001.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                                      At December 31, 2002
                                                                         -------------------------------------------
                                                                                                         Net Assets
MONY Custom Estate Master Subaccounts                                       Units      Unit Values         (000's)
-------------------------------------                                     --------     -----------      ------------
Alger American Fund
MidCap Growth Subaccount(2) .....................................              892        $ 7.91          $    7
Dreyfus
Dreyfus Stock Index Subaccount ..................................          125,137          6.55             820
Dreyfus Socially Responsible Growth
Subaccount ......................................................            7,887          5.15              41
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................................          122,785          6.21             762
EQ/Enterprise Small Company Value
Subaccount ......................................................           87,482         11.85           1,037
EQ/Enterprise Managed Subaccount ................................          167,850          7.67           1,288
EQ/Enterprise International Growth
Subaccount ......................................................           40,098          6.57             263
EQ/Enterprise High Yield Bond Subaccount ........................           43,159         10.68             461
EQ/Enterprise Growth Subaccount .................................          377,484          7.64           2,883
EQ/Enterprise Growth and Income Subaccount ......................          153,750          7.72           1,187
EQ/Enterprise Small Company Growth
Subaccount ......................................................           53,474         11.50             615
EQ/Enterprise Equity Income Subaccount ..........................           82,263          8.47             697
EQ/Enterprise Total Return Subaccount(1) ........................            3,873         10.57              41
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......................           30,069         12.78             384
EQ/MONY Long Term Bond Subaccount ...............................           36,149         13.09             473
EQ/MONY Government Securities Subaccount ........................           27,158         12.41             337
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...........................................           60,954          5.63             343
VIP II Contrafund Subaccount ....................................           40,733          7.77             316
VIP III Growth Opportunities Subaccount .........................           10,220          5.66              58
Janus Aspen Series
Aggressive Growth Subaccount ....................................           93,463          3.40             318
Balanced Subaccount .............................................           52,935          9.01             477
Capital Appreciation Subaccount .................................           56,385          6.68             376
Worldwide Growth Subaccount .....................................           88,956          5.57             495
Lord Abbett Series Fund
Growth and Income Subaccount(2) .................................            3,229          8.51              27
Mid-Cap Value Subaccount(3) .....................................            5,072          8.61              44
PIMCO Variable Insurance Trust
Global Bond Subaccount(4) .......................................            1,421         10.95              16
Real Return Bond Subaccount(2) ..................................           14,071         11.08             156
Universal Institutional Funds, Inc. .............................
U.S. Real Estate Subaccount(4) ..................................            1,656          9.06              15

                                                                     For the period ended December 31, 2002
                                                                 ----------------------------------------------
                                                                 Investment
                                                                   Income
MONY Custom Estate Master Subaccounts                               Ratio*     Expense Ratio**    Total Return***
-------------------------------------                            ----------    ---------------    ----------------
Alger American Fund
MidCap Growth Subaccount(2) ...................................      0.00%            0.35%(+)       (20.90) %
Dreyfus
Dreyfus Stock Index Subaccount ................................      1.42             0.35           (22.67)
Dreyfus Socially Responsible Growth
Subaccount ....................................................      0.28             0.35           (29.26)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ...............................      0.00             0.35           (29.67)
EQ/Enterprise Small Company Value
Subaccount ....................................................      0.38             0.35           (9.61)
EQ/Enterprise Managed Subaccount ..............................      0.97             0.35           (21.49)
EQ/Enterprise International Growth
Subaccount ....................................................      0.69             0.35           (19.78)
EQ/Enterprise High Yield Bond Subaccount ......................      8.67             0.35            1.14
EQ/Enterprise Growth Subaccount ...............................      0.41             0.35           (23.52)
EQ/Enterprise Growth and Income Subaccount ....................      1.17             0.35           (26.27)
EQ/Enterprise Small Company Growth
Subaccount ....................................................      0.00             0.35           (24.24)
EQ/Enterprise Equity Income Subaccount ........................      1.20             0.35           (15.13)
EQ/Enterprise Total Return Subaccount(1) ......................      3.31(+)          0.35(+)         5.70
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .....................      3.70             0.35            8.95
EQ/MONY Long Term Bond Subaccount .............................      4.04             0.35           13.63
EQ/MONY Government Securities Subaccount ......................      2.95             0.35            6.25
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .........................................      0.14             0.35           (30.41)
VIP II Contrafund Subaccount ..................................      0.69             0.35           (9.76)
VIP III Growth Opportunities Subaccount .......................      0.85             0.35           (22.15)
Janus Aspen Series
Aggressive Growth Subaccount ..................................      0.00             0.35           (28.27)
Balanced Subaccount ...........................................      2.62             0.35           (6.73)
Capital Appreciation Subaccount ...............................      0.61             0.35           (15.87)
Worldwide Growth Subaccount ...................................      0.95             0.35           (25.73)
Lord Abbett Series Fund
Growth and Income Subaccount(2) ...............................      1.43(+)          0.35(+)        (14.90)
Mid-Cap Value Subaccount(3) ...................................      1.42(+)          0.35(+)        (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount(4) .....................................      2.65(+)          0.35(+)         9.50
Real Return Bond Subaccount(2) ................................      3.91(+)          0.35(+)        10.80
Universal Institutional Funds, Inc. ...........................
U.S. Real Estate Subaccount(4) ................................      8.73(+)          0.35(+)        (9.40)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (+)   Annualized

   (1) For the period June 28, 2002(commencement of operations) through December 31, 2002.

   (2) For the period June 3, 2002(commencement of operations) through December 31, 2002.

   (3) For the period May 2, 2002(commencement of operations) through December 31, 2002.

   (4) For the period June 24, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2001:

                                                           At December 31, 2001
                                                 --------------------------------------
                                                                            Net Assets
MONY Custom Estate Master Subaccounts              Units    Unit Values      (000's)
------------------------------------------------ --------- -------------   ------------
Dreyfus
Dreyfus Stock Index Subaccount .................   96,211     $  8.47       $   815
Dreyfus Socially Responsible Growth
Subaccount .....................................    5,786        7.28            42
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................   85,310        8.83           753
EQ/Enterprise Small Company Value
Subaccount .....................................   71,640       13.11           939
EQ/Enterprise Managed Subaccount ...............  133,735        9.77         1,307
EQ/Enterprise International Growth
Subaccount .....................................   31,108        8.19           255
EQ/Enterprise High Yield Bond Subaccount .......   33,604       10.56           355
EQ/Enterprise Growth Subaccount ................  293,534        9.99         2,932
EQ/Enterprise Growth and Income Subaccount .....  132,155       10.47         1,383
EQ/Enterprise Small Company Growth
Subaccount .....................................   46,743       15.18           710
EQ/Enterprise Equity Income Subaccount .........   74,868        9.98           747
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......   23,432       11.73           275
EQ/MONY Long Term Bond Subaccount ..............   27,875       11.52           321
EQ/MONY Government Securities Subaccount .......   19,126       11.68           223
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................   55,001        8.09           445
VIP II Contrafund Subaccount ...................   38,388        8.61           330
VIP III Growth Opportunities Subaccount ........    8,809        7.27            64
Janus Aspen Series
Aggressive Growth Subaccount ...................   68,394        4.74           324
Balanced Subaccount ............................   39,425        9.66           381
Capital Appreciation Subaccount ................   44,723        7.94           355
Worldwide Growth Subaccount ....................   78,108        7.50           586

                                                                        For the period ended December 31, 2001
                                                                    ----------------------------------------------
                                                                    Investment
                                                                       Income
MONY Custom Estate Master Subaccounts                                  Ratio*    Expense Ratio**   Total Return***
-------------------------------------                               ----------- ----------------- ----------------
Dreyfus
Dreyfus Stock Index Subaccount .....................................    1.28%         0.35%            (12.50)%
Dreyfus Socially Responsible Growth
Subaccount .........................................................    0.08          0.35             (22.80)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ....................................    0.00          0.35             (19.07)
EQ/Enterprise Small Company Value
Subaccount .........................................................    0.27          0.35              4.88
EQ/Enterprise Managed Subaccount ...................................    2.30          0.35             (11.50)
EQ/Enterprise International Growth
Subaccount .........................................................    0.33          0.35             (28.03)
EQ/Enterprise High Yield Bond Subaccount ...........................    8.85          0.35              5.60
EQ/Enterprise Growth Subaccount ....................................    0.49          0.35             (12.83)
EQ/Enterprise Growth and Income Subaccount .........................    0.91          0.35             (12.16)
EQ/Enterprise Small Company Growth
Subaccount .........................................................    1.69          0.35             (4.17)
EQ/Enterprise Equity Income Subaccount .............................    1.07          0.35             (11.05)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ..........................    4.28          0.35              8.11
EQ/MONY Long Term Bond Subaccount ..................................    4.45          0.35              5.98
EQ/MONY Government Securities Subaccount ...........................    3.46          0.35              6.18
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..............................................    0.00          0.35             (18.03)
VIP II Contrafund Subaccount .......................................    0.36          0.35             (12.68)
VIP III Growth Opportunities Subaccount ............................    0.17          0.35             (14.77)
Janus Aspen Series
Aggressive Growth Subaccount .......................................    0.00          0.35             (39.69)
Balanced Subaccount ................................................    3.27          0.35             (5.01)
Capital Appreciation Subaccount ....................................    1.41          0.35             (22.00)
Worldwide Growth Subaccount ........................................    0.65          0.35             (22.76)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                                                     At December 31, 2002
                                                                         -----------------------------------------
                                                                                                        Net Assets
MONY Custom Equity Master Subaccounts                                       Units      Unit Values        (000's)
-------------------------------------                                    ----------    -----------      ----------
Alger American
MidCap Growth Subaccount(2) .....................................           13,796        $ 7.66        $   106
Dreyfus
Dreyfus Stock Index Subaccount ..................................          970,710          6.59          6,396
Dreyfus Socially Responsible Growth
Subaccount ......................................................          138,847          5.35            742
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .................................        1,107,623          6.27          6,945
EQ/Enterprise Small Company Value
Subaccount ......................................................          828,456         12.55         10,397
EQ/Enterprise Managed Subaccount ................................        1,095,521          7.78          8,520
EQ/Enterprise International Growth
Subaccount ......................................................          366,129          6.99          2,560
EQ/Enterprise High Yield Bond Subaccount ........................          255,620         10.74          2,744
EQ/Enterprise Growth Subaccount .................................        2,441,538          7.85         19,169
EQ/Enterprise Growth and Income Subaccount ......................          929,986          7.84          7,294
EQ/Enterprise Small Company Growth
Subaccount ......................................................          416,895         11.82          4,926
EQ/Enterprise Equity Income Subaccount ..........................          255,927          8.65          2,214
EQ/Enterprise Total Return Subaccount(1) ........................           20,184         10.59            214
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .......................          147,956         12.69          1,878
EQ/MONY Long Term Bond Subaccount ...............................          272,785         12.73          3,472
EQ/MONY Government Securities Subaccount ........................          241,339         12.37          2,984
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ...........................................          599,095          5.77          3,456
VIP II Contrafund Subaccount ....................................          499,846          8.35          4,175
VIP III Growth Opportunities Subaccount .........................          155,326          5.55            861
Janus Aspen Series
Aggressive Growth Subaccount ....................................        1,147,470          4.11          4,710
Balanced Subaccount .............................................          412,432          9.17          3,784
Capital Appreciation Subaccount .................................          483,765          7.05          3,409
Worldwide Growth Subaccount .....................................          774,371          6.32          4,897
Lord Abbett Series Fund
Growth and Income Subaccount(2) .................................           19,938          8.46            169
Mid Cap Value Subaccount(3) .....................................           32,852          8.61            283
PIMCO Variable Insurance Trust
Global Bond Subaccount(2) .......................................           35,103         11.55            405
Real Return Subaccount(1) .......................................           51,459         11.25            579
Universal Institutional Funds, Inc. .............................
U.S. Real Estate Subaccount(2) ..................................           22,105          9.14            202

                                                                         For the period ended December 31, 2002
                                                                     ----------------------------------------------
                                                                     Investment
                                                                       Income
MONY Custom Equity Master Subaccounts                                   Ratio*    Expense Ratio**   Total Return***
-------------------------------------                                ----------   ---------------   ---------------
Alger American
MidCap Growth Subaccount(2) ....................................       0.00%(+)        0.35%(+)        (23.40)%
Dreyfus
Dreyfus Stock Index Subaccount .................................       1.40            0.35            (22.65)
Dreyfus Socially Responsible Growth
Subaccount .....................................................       0.24            0.35            (29.14)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................................       0.00            0.35            (29.63)
EQ/Enterprise Small Company Value
Subaccount .....................................................       0.39            0.35            (9.58)
EQ/Enterprise Managed Subaccount ...............................       0.96            0.35            (21.41)
EQ/Enterprise International Growth
Subaccount .....................................................       0.68            0.35            (19.75)
EQ/Enterprise High Yield Bond Subaccount .......................       8.66            0.35             1.23
EQ/Enterprise Growth Subaccount ................................       0.40            0.35            (23.56)
EQ/Enterprise Growth and Income Subaccount .....................       1.22            0.35            (26.25)
EQ/Enterprise Small Company Growth
Subaccount .....................................................       0.00            0.35            (24.23)
EQ/Enterprise Equity Income Subaccount .........................       1.27            0.35            (15.03)
EQ/Enterprise Total Return Subaccount(1) .......................       3.39(+)         0.35(+)          5.90
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......................       3.68            0.35             8.93
EQ/MONY Long Term Bond Subaccount ..............................       4.20            0.35            13.66
EQ/MONY Government Securities Subaccount .......................       2.72            0.35             6.27
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................................       0.13            0.35            (30.40)
VIP II Contrafund Subaccount ...................................       0.64            0.35            (9.73)
VIP III Growth Opportunities Subaccount ........................       0.86            0.35            (22.16)
Janus Aspen Series
Aggressive Growth Subaccount ...................................       0.00            0.35            (28.15)
Balanced Subaccount ............................................       2.64            0.35            (6.81)
Capital Appreciation Subaccount ................................       0.59            0.35            (15.97)
Worldwide Growth Subaccount ....................................       0.99            0.35            (25.82)
Lord Abbett Series Fund
Growth and Income Subaccount(2) ................................       1.98(+)         0.35(+)         (15.40)
Mid Cap Value Subaccount(3) ....................................       1.77(+)         0.35(+)         (13.90)
PIMCO Variable Insurance Trust
Global Bond Subaccount(2) ......................................       2.69(+)         0.35(+)         15.50
Real Return Subaccount(1) ......................................       3.99(+)         0.35(+)         12.50
Universal Institutional Funds, Inc. ............................
U.S. Real Estate Subaccount(2) .................................       9.10(+)         0.35(+)         (8.60)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   (+)   Annualized

   (1) For the period May 8, 2002(commencement of operations) through December 31, 2002.

   (2) For the period May 6, 2002(commencement of operations) through December 31, 2002.

   (3) For the period May 2, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

For a unit outstanding throughout the period ended December 31, 2001:

                                                          At December 31, 2001
                                                 ---------------------------------------
                                                                             Net Assets
MONY Custom Equity Master Subaccounts                Units     Unit Values    (000's)
------------------------------------------------ ------------ ------------- ------------
Dreyfus
Dreyfus Stock Index Subaccount .................    726,355      $  8.52       $ 6,187
Dreyfus Socially Responsible Growth
Subaccount .....................................    110,913         7.55           837
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ................    887,133         8.91         7,909
EQ/Enterprise Small Company Value
Subaccount .....................................    641,682        13.88         8,905
EQ/Enterprise Managed Subaccount ...............    941,722         9.90         9,327
EQ/Enterprise International Growth
Subaccount .....................................    309,095         8.71         2,693
EQ/Enterprise High Yield Bond Subaccount .......    206,143        10.61         2,188
EQ/Enterprise Growth Subaccount ................  2,036,137        10.27        20,907
EQ/Enterprise Growth and Income Subaccount .....    758,620        10.63         8,064
EQ/Enterprise Small Company Growth
Subaccount .....................................    338,648        15.60         5,285
EQ/Enterprise Equity Income Subaccount .........    208,347        10.18         2,122
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ......    119,810        11.65         1,396
EQ/MONY Long Term Bond Subaccount ..............    209,209        11.20         2,343
EQ/MONY Government Securities Subaccount .......    146,574        11.64         1,707
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ..........................    447,940         8.29         3,715
VIP II Contrafund Subaccount ...................    389,954         9.25         3,609
VIP III Growth Opportunities Subaccount ........    132,217         7.13           942
Janus Aspen Series
Aggressive Growth Subaccount ...................    850,465         5.72         4,862
Balanced Subaccount ............................    308,589         9.84         3,037
Capital Appreciation Subaccount ................    414,025         8.39         3,472
Worldwide Growth Subaccount ....................    573,563         8.52         4,886

                                                           For the period ended December 31, 2001
                                                     -------------------------------------------------
                                                     Investment
                                                       Income
MONY Custom Equity Master Subaccounts                  Ratio*        Expense Ratio**   Total Return***
-------------------------------------                ----------      ---------------   ---------------
Dreyfus
Dreyfus Stock Index Subaccount ...........              1.23%              0.35%          (12.44)%
Dreyfus Socially Responsible Growth
Subaccount ...............................              0.08               0.35           (22.88)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ..........              0.00               0.35           (19.15)
EQ/Enterprise Small Company Value
Subaccount ...............................              0.27               0.35            4.91
EQ/Enterprise Managed Subaccount .........              2.25               0.35           (11.53)
EQ/Enterprise International Growth
Subaccount ...............................              0.73               0.35           (28.08)
EQ/Enterprise High Yield Bond Subaccount .              8.84               0.35            5.47
EQ/Enterprise Growth Subaccount ..........              0.48               0.35           (12.89)
EQ/Enterprise Growth and Income Subaccount              0.93               0.35           (12.15)
EQ/Enterprise Small Company Growth
Subaccount ...............................              0.00               0.35           (4.18)
EQ/Enterprise Equity Income Subaccount ...              1.15               0.35           (11.09)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount               4.26               0.35            8.17
EQ/MONY Long Term Bond Subaccount ........              3.73               0.35            5.96
EQ/MONY Government Securities Subaccount .              3.44               0.35            6.20
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ....................              0.00               0.35           (18.08)
VIP II Contrafund Subaccount .............              0.51               0.35           (12.74)
VIP III Growth Opportunities Subaccount ..              0.19               0.35           (14.71)
Janus Aspen Series
Aggressive Growth Subaccount .............              0.00               0.35           (39.66)
Balanced Subaccount ......................              3.22               0.35           (5.02)
Capital Appreciation Subaccount ..........              1.38               0.35           (21.95)
Worldwide Growth Subaccount ..............              0.58               0.35           (22.76)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the year ended December 31, 2002:

                                                                      At December 31, 2002
                                                             ---------------------------------------
                                                                                         Net Assets
Corporate Sponsored Variable Universal Life Subaccounts          Units     Unit Values    (000's)
-------------------------------------------------------      ------------ ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(7) ......................             238       $ 8.63       $     2
Alger American
Balanced Growth Subaccount(6) .........................          21,775         9.38           204
Mid Cap Growth Subaccount(5) ..........................          18,916         7.93           150
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................         222,947        11.06         2,466
Small Company Stock Subaccount ........................         149,793         8.67         1,299
Dreyfus
Dreyfus Stock Index Subaccount ........................       3,479,330         9.97        34,688
Dreyfus Socially Responsible Growth Subaccount ........           5,880         5.87            35
Dreyfus Small Cap Stock Index(3) ......................         386,651         8.26         3,192
Dreyfus Variable Investment Fund
International Value Subaccount(2) .....................         714,957         7.98         5,702
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................         211,781         7.48         1,584
EQ/Enterprise Small Company Value Subaccount ..........         139,108        15.00         2,086
EQ/Enterprise Managed Subaccount ......................          18,587         8.74           162
EQ/Enterprise International Growth Subaccount .........          22,157         7.14           158
EQ/Enterprise High Yield Bond Subaccount ..............         146,427        11.88         1,735
EQ/Enterprise Small Company Growth Subaccount .........         200,919         8.04         1,616
EQ/Enterprise Growth Subaccount .......................         909,094         6.37         5,793
EQ/Enterprise Total Return Subaccount(1) ..............       1,259,424        10.52        13,244
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............         605,565        13.69         8,291
EQ/MONY Long Term Bond Subaccount .....................         331,338        14.24         4,720
EQ/MONY Government Securities Subaccount ..............         298,278        13.29         3,965
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................         955,720         6.00         5,737
VIP II Contrafund Subaccount ..........................         659,215         7.88         5,194
VIP III Growth Opportunities Subaccount ...............          23,212         5.54           129
VIP II Asset Manager Subaccount .......................         489,855         8.56         4,194
VIP III Growth and Income Subaccount ..................         954,152         7.35         7,014
Janus Aspen Series
Aggressive Growth Subaccount ..........................         424,887         3.35         1,425
Flexible Income Subaccount ............................         858,596        12.66        10,868
International Growth Subaccount .......................         205,780         5.84         1,202
Worldwide Growth Subaccount ...........................       1,033,150         5.61         5,801
Capital Appreciation Subaccount .......................         249,646         5.36         1,339
Strategic Value Subaccount ............................         183,715         7.09         1,303
Lord Abbett Series
Mid-Cap Value Subaccount(2) ...........................         367,490         8.78         3,228
MFS Variable Insurance Trust
New Discovery Series Subaccount(6) ....................           5,912         7.98            47
Total Return Series Subaccount(8) .....................           7,749         9.41            73
Utilities Series Subaccount(9) ........................              67         9.13             1
PIMCO Variable Insurance Trust
Real Return Subaccount(1) .............................         129,337        11.10         1,436

                                                                  For the period ended
                                                                    December 31, 2002
                                                             -----------------------------
                                                               Investment
                                                                 Income
Corporate Sponsored Variable Universal Life Subaccounts          Ratio*     Total Return**
-------------------------------------------------------      ------------- ---------------
AIM Variable Insurance Funds
Financial Services Subaccount(7) ......................         7.54%(+)       (13.70) %
Alger American
Balanced Growth Subaccount(6) .........................         0.00(+)        (6.20)
Mid Cap Growth Subaccount(5) ..........................         0.00(+)        (20.70)
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................         0.96           (16.72)
Small Company Stock Subaccount ........................         0.28           (19.72)
Dreyfus
Dreyfus Stock Index Subaccount ........................         1.34           (22.35)
Dreyfus Socially Responsible Growth Subaccount ........         0.06           (28.93)
Dreyfus Small Cap Stock Index(3) ......................         0.39(+)        (17.40)
Dreyfus Variable Investment Fund
International Value Subaccount(2) .....................         2.18(+)        (20.20)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................         0.00           (29.37)
EQ/Enterprise Small Company Value Subaccount ..........         0.41           (9.26)
EQ/Enterprise Managed Subaccount ......................         1.09           (21.19)
EQ/Enterprise International Growth Subaccount .........         0.83           (19.41)
EQ/Enterprise High Yield Bond Subaccount ..............         8.65            1.54
EQ/Enterprise Small Company Growth Subaccount .........         0.00           (24.08)
EQ/Enterprise Growth Subaccount .......................         0.74           (23.25)
EQ/Enterprise Total Return Subaccount(1) ..............         2.79(+)         5.20
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............         3.68            9.35
EQ/MONY Long Term Bond Subaccount .....................         7.14           14.01
EQ/MONY Government Securities Subaccount ..............         2.76            6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................         0.10           (30.15)
VIP II Contrafund Subaccount ..........................         0.85           (9.32)
VIP III Growth Opportunities Subaccount ...............         1.17           (21.86)
VIP II Asset Manager Subaccount .......................         4.16           (8.74)
VIP III Growth and Income Subaccount ..................         1.40           (16.67)
Janus Aspen Series
Aggressive Growth Subaccount ..........................         0.00           (27.96)
Flexible Income Subaccount ............................         4.79           10.47
International Growth Subaccount .......................         0.91           (25.61)
Worldwide Growth Subaccount ...........................         0.89           (25.60)
Capital Appreciation Subaccount .......................         0.58           (15.72)
Strategic Value Subaccount ............................         0.00           (23.43)
Lord Abbett Series
Mid-Cap Value Subaccount(2) ...........................         1.43(+)        (12.20)
MFS Variable Insurance Trust
New Discovery Series Subaccount(6) ....................         0.00(+)        (20.20)
Total Return Series Subaccount(8) .....................         0.00(+)        (5.90)
Utilities Series Subaccount(9) ........................         0.00(+)        (8.70)
PIMCO Variable Insurance Trust
Real Return Subaccount(1) .............................         4.06(+)        11.00

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

                                                                      At December 31, 2002
                                                             --------------------------------------
                                                                                        Net Assets
Corporate Sponsored Variable Universal Life Subaccounts         Units    Unit Values      (000's)
-------------------------------------------------------     ----------   ------------  ------------
T. Rowe Price
Equity Income Bond Subaccount ..........................    3,174,874       $10.52       $33,389
Prime Reserve Subaccount ...............................      193,185        11.70         2,261
International Stock Subaccount .........................      259,035         7.34         1,901
Limited Term Bond Subaccount ...........................       78,307        12.57           984
New America Growth Subaccount ..........................       61,408         7.17           440
Personal Strategy Balanced Subaccount ..................      101,724        10.71         1,090
The Universal Institutional Funds, Inc. ................
Equity Growth Subaccount ...............................       28,046         5.80           163
Core Plus Fixed Income Subaccount ......................      450,614        13.09         5,896
Value Subaccount .......................................       27,092         9.59           260
Emerging Markets Debt Subaccount(4) ....................       14,020        10.31           145
Global Value Equity Subaccount(5) ......................        1,650         7.91            13
Real Estate Subaccount(6) ..............................       81,262         9.14           743
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount .................................       16,454         9.69           159
Worldwide Bond Subaccount ..............................        8,281        12.05           100
Worldwide Emerging Markets Subaccount ..................       13,490         5.15            69

                                                              For the period ended December
                                                                        31, 2002
                                                             -------------------------------
                                                                Investment
                                                                  Income
Corporate Sponsored Variable Universal Life Subaccounts           Ratio*      Total Return**
-------------------------------------------------------      --------------- ---------------
T. Rowe Price
Equity Income Bond Subaccount .........................         2.39%           (13.13)%
Prime Reserve Subaccount ..............................         1.37             1.47
International Stock Subaccount ........................         1.18            (18.26)
Limited Term Bond Subaccount ..........................         4.51             5.45
New America Growth Subaccount .........................         0.00            (28.30)
Personal Strategy Balanced Subaccount .................         2.40            (7.83)
The Universal Institutional Funds, Inc. ...............
Equity Growth Subaccount ..............................         0.10            (27.86)
Core Plus Fixed Income Subaccount .....................         3.89             7.38
Value Subaccount ......................................         1.10            (22.16)
Emerging Markets Debt Subaccount(4) ...................        21.52(+)          3.10
Global Value Equity Subaccount(5) .....................         9.09(+)         (20.90)
Real Estate Subaccount(6) .............................        11.14(+)         (8.60)
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ................................         0.41            (2.81)
Worldwide Bond Subaccount .............................         0.00            21.72
Worldwide Emerging Markets Subaccount .................         0.21            (2.83)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

   (+)   Annualized

   (1) For the period July 26, 2002(commencement of operations) through December 31, 2002.

   (2) For the period July 15, 2002(commencement of operations) through December 31, 2002.

   (3) For the period August 16, 2002(commencement of operations) through December 31, 2002.

   (4) For the period August 8, 2002(commencement of operations) through December 31, 2002.

   (5) For the period September 13, 2002(commencement of operations) through December 31, 2002.

   (6) For the period August 5, 2002(commencement of operations) through December 31, 2002.

   (7) For the period November 26, 2002(commencement of operations) through December 31, 2002.

   (8) For the period September 3, 2002(commencement of operations) through December 31, 2002.

   (9) For the period October 8, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

For a unit outstanding throughout the year ended December 31, 2001:

                                                                                            At December 31, 2001
                                                                              -------------------------------------------
                                                                                                              Net Assets
Corporate Sponsored Variable Universal Life Subaccounts                           Units      Unit Values       (000's)
-------------------------------------------------------                       ------------  -------------    ------------
Dreyfus Variable Investment Fund
Appreciation Subaccount ..................................................       162,699      $  13.28         $2,161
Small Company Stock Subaccount ...........................................        84,950         10.80            917
Dreyfus
Dreyfus Stock Index Subaccount ...........................................     3,736,835         12.84         47,986
Dreyfus Socially Responsible Growth Subaccount ...........................        29,198          8.26            241
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount ..........................................       341,080         10.59          3,613
EQ/Enterprise Small Company Value Subaccount .............................        73,925         16.53          1,222
EQ/Enterprise Managed Subaccount .........................................        16,988         11.09            188
EQ/Enterprise International Growth Subaccount ............................        15,232          8.86            135
EQ/Enterprise High Yield Bond Subaccount .................................     2,336,577         11.70         27,344
EQ/Enterprise Small Company Growth Subaccount ............................        55,453         10.59            587
EQ/Enterprise Growth Subaccount ..........................................        29,036          8.30            241
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount ................................       329,727         12.52          4,129
EQ/MONY Long Term Bond Subaccount ........................................     2,621,046         12.49         32,732
EQ/MONY Government Securities Subaccount .................................       252,208         12.47          3,146
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount ....................................................       152,490          8.59          1,310
VIP II Contrafund Subaccount .............................................       540,827          8.69          4,701
VIP III Growth Opportunities Subaccount ..................................        27,752          7.09            197
VIP II Asset Manager Subaccount ..........................................       549,214          9.38          5,152
VIP III Growth and Income Subaccount .....................................     1,108,899          8.82          9,776
Janus Aspen Series
Aggressive Growth Subaccount .............................................       373,628          4.65          1,739
Flexible Income Subaccount ...............................................       559,685         11.46          6,413
International Growth Subaccount ..........................................       164,542          7.85          1,291
Worldwide Growth Subaccount ..............................................     1,087,638          7.54          8,197
Capital Appreciation Subaccount ..........................................       199,382          6.36          1,268
Strategic Value Subaccount ...............................................           369          9.26              3
T. Rowe Price
Equity Income Subaccount .................................................       367,716         12.11          4,451
Prime Reserve Subaccount .................................................        26,335         11.53            304
International Stock Subaccount ...........................................       183,999          8.98          1,653
Limited Term Subaccount ..................................................         2,760         11.92             33
New America Growth Subaccount ............................................        76,446         10.00            764
Personal Strategy Balanced Subaccount ....................................       138,027         11.62          1,604
The Universal Institutional Funds, Inc.
Equity Growth Subaccount .................................................        52,593          8.04            423
Fixed Income Subaccount ..................................................       397,278         12.19          4,844
Value Subaccount .........................................................        13,722         12.32            169
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ...................................................         3,747          9.97             37
Worldwide Bond Subaccount ................................................         7,936          9.90             79
Worldwide Emerging Markets Subaccount ....................................        20,273          5.30            107

                                                               For the year ended
                                                                December 31, 2001
                                                           ---------------------------
                                                            Investment
                                                             Income
Corporate Sponsored Variable Universal Life Subaccounts       Ratio*    Total Return**
-------------------------------------------------------    ----------- ---------------
Dreyfus Variable Investment Fund
Appreciation Subaccount ...............................       0.80%       (9.66) %
Small Company Stock Subaccount ........................       0.08        (1.55)
Dreyfus
Dreyfus Stock Index Subaccount ........................       1.15        (12.18)
Dreyfus Socially Responsible Growth Subaccount ........       0.08        (22.59)
EQAT-Enterprise Funds
EQ/Enterprise Equity Subaccount .......................       0.00        (18.85)
EQ/Enterprise Small Company Value Subaccount ..........       0.24         5.35
EQ/Enterprise Managed Subaccount ......................       1.64        (11.21)
EQ/Enterprise International Growth Subaccount .........       0.62        (27.79)
EQ/Enterprise High Yield Bond Subaccount ..............       8.87         5.88
EQ/Enterprise Small Company Growth Subaccount .........       1.75        (3.82)
EQ/Enterprise Growth Subaccount .......................       0.27        (12.63)
EQAT-MONY Funds
EQ/MONY Intermediate Term Bond Subaccount .............       7.16         8.49
EQ/MONY Long Term Bond Subaccount .....................       5.01         6.30
EQ/MONY Government Securities Subaccount ..............       4.61         6.58
Fidelity Variable Insurance Products Funds
VIP Growth Subaccount .................................       0.06        (17.64)
VIP II Contrafund Subaccount ..........................       0.62        (12.31)
VIP III Growth Opportunities Subaccount ...............       0.27        (14.37)
VIP II Asset Manager Subaccount .......................       2.41        (4.09)
VIP III Growth and Income Subaccount ..................       1.36        (8.70)
Janus Aspen Series
Aggressive Growth Subaccount ..........................       0.00        (39.53)
Flexible Income Subaccount ............................       5.58         7.81
International Growth Subaccount .......................       0.67        (23.19)
Worldwide Growth Subaccount ...........................       0.73        (22.43)
Capital Appreciation Subaccount .......................       1.38        (21.68)
Strategic Value Subaccount ............................       0.23        (7.86)
T. Rowe Price
Equity Income Subaccount ..............................       1.65         1.51
Prime Reserve Subaccount ..............................       3.86         3.97
International Stock Subaccount ........................       1.78        (22.25)
Limited Term Subaccount ...............................       5.38         8.46
New America Growth Subaccount .........................       0.00        (11.82)
Personal Strategy Balanced Subaccount .................       3.13        (2.35)
The Universal Institutional Funds, Inc. ...............
Equity Growth Subaccount ..............................       0.13        (15.10)
Fixed Income Subaccount ...............................       4.53         9.33
Value Subaccount ......................................       1.63         2.07
Van Eck Worldwide Insurance Trust
Hard Assets Subaccount ................................       0.89        (10.34)
Worldwide Bond Subaccount .............................       4.51        (5.17)
Worldwide Emerging Markets Subaccount .................       0.00        (1.85)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For a unit outstanding throughout the period ended December 31, 2002:

                                                        At December 31, 2002
                                                 ------------------------------------
                                                                            Net Assets
MONY Survivorship Variable Universal Life          Units    Unit Values    (000's)
-----------------------------------------        --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(6) ..........          859       $ 9.01       $ 8
Health Sciences Subaccount(2) .............            8         8.23         0
Alger American Fund
Balanced Subaccount(1) ....................        1,271         9.06        12
Mid Cap Growth Subaccount(2) ..............          697         7.37         5
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(3) .          787         8.38         7
EQ/Enterprise Growth and Income
Subaccount(4) .............................        5,383         7.58        41
EQ/Enterprise Growth Subaccount(3) ........       10,335         7.86        81
EQ/Enterprise Managed Subaccount(5) .......        6,231         8.10        50
EQ/Enterprise Small Company Growth
Subaccount(3) .............................        1,909         7.96        15
EQ/Enterprise Small Company Value
Subaccount(3) .............................        9,750         9.10        89
EQ/Enterprise Total Return Subaccount(2) ..        1,688        10.60        18
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(4) .............................        4,985        10.55        53
EQ/MONY Long Term Bond Subaccount(9) ......        3,276        11.38        37
Janus Aspen Series
Capital Appreciation Subaccount(7) ........        4,248         8.91        38
Flexible Income Subaccount(8) .............        1,313        10.86        14
International Growth Subaccount(3) ........        5,936         7.99        47
Lord Abbett Series Funds
Bond Debenture Subaccount(8) ..............          625        10.30         6
Growth and Income Subaccount(4) ...........        5,939         8.00        48
Mid Cap Value Subaccount(2) ...............          810         8.42         7
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(1) ..............        1,556         6.46        10
New Discovery Subaccount(1) ...............          549         7.44         4
Total Return Subaccount(1) ................        1,311         9.40        12
Utilities Subaccount(2) ...................          690         8.35         6
PBHG Insurance
Mid-Cap Value Subaccount(11) ..............        3,496         8.41        29
Select Value Subaccount(1) ................          718         7.77         6
PIMCO Variable Insurance Trust
Global Bond Subaccount(1) .................        1,773        12.02        21
Real Return Subaccount(1) .................        5,550        11.54        64
Stocks Plus Growth and Income Subaccount(7)        2,831         8.55        24
The Universal Institutional Funds, Inc. ...
Emerging Markets Equity Subaccount(10) ....          395         8.35         3
U.S. Real Estate Subaccount(8) ............        1,128         9.28        10

                                                     For the period ended December 31, 2002
                                                 ----------------------------------------------
                                                 Investment
                                                  Income
MONY Survivorship Variable Universal Life          Ratio*     Expense Ratio**   Total Return***
-----------------------------------------        ----------   ---------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount(6) ..........       1.49%(+)         0.35%(+)         (9.90) %
Health Sciences Subaccount(2) .............       0.00(+)          0.35(+)          (17.70)
Alger American Fund
Balanced Subaccount(1) ....................       0.98(+)          0.35(+)          (9.40)
Mid Cap Growth Subaccount(2) ..............       0.00             0.35(+)          (26.30)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(3) .       2.02(+)          0.35(+)          (16.20)
EQ/Enterprise Growth and Income
Subaccount(4) .............................       1.63(+)          0.35(+)          (24.20)
EQ/Enterprise Growth Subaccount(3) ........       0.47(+)          0.35(+)          (21.40)
EQ/Enterprise Managed Subaccount(5) .......       1.54(+)          0.35(+)          (19.00)
EQ/Enterprise Small Company Growth
Subaccount(3) .............................       0.00(+)          0.35(+)          (20.40)
EQ/Enterprise Small Company Value
Subaccount(3) .............................       0.38(+)          0.35(+)          (9.00)
EQ/Enterprise Total Return Subaccount(2) ..       3.52(+)          0.35(+)           6.00
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(4) .............................       0.15(+)          0.35(+)           5.50
EQ/MONY Long Term Bond Subaccount(9) ......       0.00             0.35(+)          13.80
Janus Aspen Series
Capital Appreciation Subaccount(7) ........       0.38(+)          0.35(+)          (10.90)
Flexible Income Subaccount(8) .............       5.45(+)          0.35(+)           8.60
International Growth Subaccount(3) ........       1.07(+)          0.35(+)          (20.10)
Lord Abbett Series Funds
Bond Debenture Subaccount(8) ..............       4.10(+)          0.35(+)           3.00
Growth and Income Subaccount(4) ...........       1.65(+)          0.35(+)          (20.00)
Mid Cap Value Subaccount(2) ...............       1.48(+)          0.35(+)          (15.80)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(1) ..............       0.00             0.35(+)          (35.40)
New Discovery Subaccount(1) ...............       0.00             0.35(+)          (25.60)
Total Return Subaccount(1) ................       0.84(+)          0.35(+)          (6.00)
Utilities Subaccount(2) ...................       0.64(+)          0.35(+)          (16.50)
PBHG Insurance
Mid-Cap Value Subaccount(11) ..............       0.00             0.35(+)          (15.90)
Select Value Subaccount(1) ................       1.75(+)          0.35(+)          (22.30)
PIMCO Variable Insurance Trust
Global Bond Subaccount(1) .................       2.69(+)          0.35(+)          20.20
Real Return Subaccount(1) .................       4.10(+)          0.35(+)          15.40
Stocks Plus Growth and Income Subaccount(7)       3.75(+)          0.35(+)          (14.50)
The Universal Institutional Funds, Inc. ...
Emerging Markets Equity Subaccount(10) ....       0.00             0.35(+)          (16.50)
U.S. Real Estate Subaccount(8) ............       9.65(+)          0.35(+)          (7.20)

   -----------------------------
   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period February 26, 2002(commencement of operations) through December 31, 2002.

   (2) For the period April 12, 2002(commencement of operations) through December 31, 2002.

   (3) For the period February 25, 2002(commencement of operations) through December 31, 2002.

   (4) For the period March 1, 2002(commencement of operations) through December 31, 2002.

   (5) For the period April 3, 2002(commencement of operations) through December 31, 2002.

   (6) For the period June 25, 2002(commencement of operations) through December 31, 2002.

   (7) For the period May 10, 2002(commencement of operations) through December 31, 2002.

   (8) For the period May 16, 2002(commencement of operations) through December 31, 2002.

   (9) For the period April 4, 2002(commencement of operations) through December 31, 2002.

   (10) For the period June 7, 2002(commencement of operations) through December 31, 2002.

   (11) For the period May 6, 2002(commencement of operations) through December 31, 2002.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Continued)

   For   a unit outstanding throughout the period ended December 31, 2002:

                                                          At December 31, 2002
                                                  ------------------------------------
                                                                           Net Assets
MONY Variable Universal Life                        Units    Unit Values    (000's)
----------------------------                      --------- ------------- ------------
AIM Variable Insurance Funds
Financial Services Subaccount(3) ...........         7,222     $ 8.73       $   63
Health Sciences Subaccount(3) ..............        14,402       8.13          117
Telecommunications Subaccount(1) ...........         4,150       6.18           26
Alger American Fund
Balanced Subaccount(1) .....................        32,154       9.11          293
Mid Cap Subaccount(1) ......................        25,451       7.83          199
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(1) ..        19,719       8.80          173
EQ/Enterprise Growth and Income
Subaccount(2) ..............................        70,132       8.02          562
EQ/Enterprise Growth Subaccount(2) .........       144,475       8.04        1,161
EQ/Enterprise Managed Subaccount(2) ........        51,947       8.42          438
EQ/Enterprise Small Company Growth
Subaccount(2) ..............................        74,685       8.00          598
EQ/Enterprise Small Company Value Subaccount
(2) ........................................       138,327       9.46        1,309
EQ/Enterprise Total Return Subaccount(1) ...        46,324      10.66          494
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(1) ..............................        81,889      10.55          864
EQ/MONY Long Term Bond Subaccount(1) .......        39,385      11.24          443
Janus Aspen Series
Capital Appreciation Subaccount(2) .........        40,324       8.84          357
Flexible Income Subaccount(3) ..............        17,236      10.87          187
International Growth Subaccount(1) .........        35,612       8.01          285
Lord Abbet Series Funds
Bond Debenture Subaccount(1) ...............        17,564      10.74          189
Growth and Income Subaccount(1) ............        46,301       8.51          394
Mid-Cap Value Subaccount(3) ................        44,015       9.39          414
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(3) ...............        32,344       6.51          210
New Discovery Subaccount(1) ................        20,466       7.46          153
Total Return Subaccount(3) .................        61,114       9.62          588
Utilities Subaccount(1) ....................         4,366       8.71           38
PBHG Insurance
Mid Cap Value Subaccount(1) ................        63,899       8.79          562
Select Value Subaccount(3) .................        29,564       8.00          236
PIMCO Variable Insurance Trust
Global Bond Subaccount(3) ..................        23,589      11.97          283
Real Return Subaccount(3) ..................        70,548      11.60          819
StocksPlus Growth and Income Subaccount(3) .        87,575       8.41          737
The Universal Institutional Funds, Inc. ....
Emerging Markets Equity Subaccount(1) ......        11,791       8.87          105
Global Value Equity Subaccount(4) ..........         9,235       8.48           78
U.S. Real Estate Subaccount(1) .............        24,599       9.96          245


                                                      For the period ended December 31, 2002
                                                  ----------------------------------------------
                                                   Investment
                                                     Income
MONY Variable Universal Life                         Ratio*    Expense Ratio**   Total Return***
----------------------------                      ----------- ----------------- ----------------
AIM Variable Insurance Funds
Financial Services Subaccount(3) ...........       1.49%(+)        0.35%(+)         (12.70) %
Health Sciences Subaccount(3) ..............       0.00(+)         0.35(+)          (18.70)
Telecommunications Subaccount(1) ...........       0.00(+)         0.35(+)          (38.20)
Alger American Fund
Balanced Subaccount(1) .....................       1.70(+)         0.35(+)          (8.90)
Mid Cap Subaccount(1) ......................       0.00(+)         0.35(+)          (21.70)
EQAT-Enterprise Funds
EQ/Enterprise Equity Income Subaccount(1) ..       1.99(+)         0.35(+)          (12.00)
EQ/Enterprise Growth and Income
Subaccount(2) ..............................       2.02(+)         0.35(+)          (19.80)
EQ/Enterprise Growth Subaccount(2) .........       0.67(+)         0.35(+)          (19.60)
EQ/Enterprise Managed Subaccount(2) ........       1.67(+)         0.35(+)          (15.80)
EQ/Enterprise Small Company Growth
Subaccount(2) ..............................       0.00(+)         0.35(+)          (20.00)
EQ/Enterprise Small Company Value Subaccount
(2) ........................................       0.61(+)         0.35(+)          (5.40)
EQ/Enterprise Total Return Subaccount(1) ...       3.49(+)         0.35(+)           6.60
EQAT-MONY Funds
EQ/MONY Government Securities
Subaccount(1) ..............................       0.33(+)         0.35(+)           5.50
EQ/MONY Long Term Bond Subaccount(1) .......       0.20(+)         0.35(+)          12.40
Janus Aspen Series
Capital Appreciation Subaccount(2) .........       0.40(+)         0.35(+)          (11.60)
Flexible Income Subaccount(3) ..............       5.06(+)         0.35(+)           8.70
International Growth Subaccount(1) .........       1.05(+)         0.35(+)          (19.90)
Lord Abbet Series Funds
Bond Debenture Subaccount(1) ...............       4.25(+)         0.35(+)           7.40
Growth and Income Subaccount(1) ............       1.40(+)         0.35(+)          (14.90)
Mid-Cap Value Subaccount(3) ................       1.43(+)         0.35(+)          (6.10)
MFS Variable Insurance Trust
Mid Cap Growth Subaccount(3) ...............       0.00(+)         0.35(+)          (34.90)
New Discovery Subaccount(1) ................       0.00(+)         0.35(+)          (25.40)
Total Return Subaccount(3) .................       0.49(+)         0.35(+)          (3.80)
Utilities Subaccount(1) ....................       1.37(+)         0.35(+)          (12.90)
PBHG Insurance
Mid Cap Value Subaccount(1) ................       0.00(+)         0.35(+)          (12.10)
Select Value Subaccount(3) .................       1.81(+)         0.35(+)          (20.00)
PIMCO Variable Insurance Trust
Global Bond Subaccount(3) ..................       2.66(+)         0.35(+)          19.70
Real Return Subaccount(3) ..................       4.33(+)         0.35(+)          16.00
StocksPlus Growth and Income Subaccount(3) .       3.97(+)         0.35(+)          (15.90)
The Universal Institutional Funds, Inc. ....
Emerging Markets Equity Subaccount(1) ......       0.00(+)         0.35(+)          (11.30)
Global Value Equity Subaccount(4) ..........       3.03(+)         0.35(+)          (15.20)
U.S. Real Estate Subaccount(1) .............       8.24(+)         0.35(+)          (0.40)

-----------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Financial Highlights (Concluded)

   * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

   ** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

   *** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

   (+)   Annualized

   (1) For the period February 7, 2002(commencement of operations) through December 31, 2002.

   (2) For the period February 6, 2002(commencement of operations) through December 31, 2002.

   (3) For the period February 8, 2002(commencement of operations) through December 31, 2002.

   (4) For the period February 20, 2002(commencement of operations) through December 31, 2002.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America:

In our opinion, the accompanying balance sheets and the related statements of operations, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America at December 31, 2005 and December 31, 2004 and the results of its operations and its cash flows for the year ended December 31, 2005 and the six months ended December 31, 2004 and the six (predecessor) months ended June 30, 2004 and the (predecessor) year ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3 to the financial statements, in 2004 MONY Life Insurance Company of America changed its method of accounting for certain nontraditional long-duration contracts and for Separate Accounts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 17, 2006

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS

                                                                                             DECEMBER 31,       December 31,
                                                                                                 2005               2004
                                                                                           ------------------ ------------------
                                                                                                      (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities available for sale, at estimated fair value.........................          $2,035.6           $1,927.2
   Mortgage loans on real estate........................................................             290.2              373.2
   Policy loans.........................................................................              96.3               93.0
   Other invested assets................................................................              54.8               57.2
                                                                                           ------------------ ------------------
          Total investments.............................................................           2,476.9            2,450.6
Cash and cash equivalents...............................................................             129.7              198.8
Amounts due from reinsurers.............................................................             106.2               76.0
Deferred policy acquisition costs.......................................................             106.8               57.3
Value of business acquired..............................................................             328.2              354.8
Other assets............................................................................              29.5               25.3
Separate Accounts' assets...............................................................           3,485.1            3,732.2
                                                                                           ------------------ ------------------
TOTAL ASSETS............................................................................          $6,662.4           $6,895.0
                                                                                           ================== ==================

LIABILITIES
Policyholders' account balances.........................................................          $2,175.9           $2,228.5
Future policy benefits and other policyholders liabilities..............................             309.1              264.5
Other liabilities.......................................................................              47.4               48.1
Note payable to affiliate...............................................................              33.8               36.8
Income taxes payable....................................................................              50.6               45.2
Separate Accounts' liabilities..........................................................           3,485.1            3,732.2
                                                                                           ------------------ ------------------
       Total liabilities................................................................           6,101.9            6,355.3
                                                                                           ------------------ ------------------

Commitments and contingencies (Notes 10,13,14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized, 2.5 million issued and
   outstanding..........................................................................               2.5                2.5
Capital in excess of par value..........................................................             495.8              495.8
Retained earnings.......................................................................              67.8               26.5
Accumulated other comprehensive (loss) income...........................................              (5.6)              14.9
                                                                                           ------------------ ------------------
       Total shareholder's equity.......................................................             560.5              539.7
                                                                                           ------------------ ------------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..............................................          $6,662.4           $6,895.0
                                                                                           ================== ==================





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF OPERATIONS

                                                                       YEAR              Six              Six              Year
                                                                       ENDED         Months Ended     Months Ended         Ended
                                                                    DECEMBER 31,     December 31,       June 30,        December 31,
                                                                        2005             2004             2004             2003
                                                                  ----------------- --------------- -----------------  -------------
                                                                    (SUCCESSOR)      (Successor)      (Predecessor)    (Predecessor)
                                                                                            (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income....  $      168.3     $        80.8   $        82.7      $     166.2
Premiums........................................................          53.8              85.0            77.4            141.0
Net investment income...........................................         135.0              62.8            64.3            118.5
Investment (losses) gains, net..................................          (2.2)             (4.6)           (0.7)            11.8
Other income....................................................          22.0              26.7             7.4             17.2
                                                                  ----------------- --------------- -----------------  -------------
       Total revenues...........................................         376.9             250.7           231.1            454.7
                                                                  ----------------- --------------- -----------------  -------------

BENEFITS AND OTHER DEDUCTIONS

Policyholders' benefits.........................................          99.5              91.2            80.8            156.8
Interest credited to policyholders' account balances............          99.9              50.0            54.1             91.5
Compensation and other benefits.................................          30.7              32.1            45.8             80.6
Commissions.....................................................          72.9              76.5            85.5            160.2
Interest expense................................................           1.6               1.3             1.3              2.8
Amortization of deferred policy acquisition costs and value of
   business acquired............................................          41.2              22.4            34.7             55.2
Capitalization of deferred policy acquisition costs ............         (78.1)            (87.5)          (93.8)          (193.7)
Rent expense....................................................          10.5               3.0             9.8             14.6
Other operating costs and expenses..............................          40.7              22.8            38.2             55.5
                                                                  ----------------- --------------- -----------------  -------------
          Total benefits and other deductions...................         318.9             211.8           256.4            423.5
                                                                  ----------------- --------------- -----------------  -------------

Earnings (loss) before income taxes and cumulative effect of
   accounting change............................................          58.0              38.9           (25.3)            31.2
Income tax (expense) benefit....................................         (16.7)            (12.4)           10.5             (4.9)
                                                                  ----------------- --------------- -----------------  -------------
Net earnings (loss) before cumulative effect of accounting
   change.......................................................          41.3              26.5           (14.8)            26.3
Loss from real estate to be disposed of, net of income taxes....            -                 -               -              (0.1)
Cumulative effect of accounting change, net of income taxes.....            -                 -              3.8              -
                                                                  ----------------- --------------- -----------------  -------------
Net Earnings (Loss).............................................  $       41.3     $        26.5   $       (11.0)     $      26.2
                                                                  ================= =============== =================  =============





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                       STATEMENTS OF SHAREHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                                       ACCUMULATED
                                                                          CAPITAL                         OTHER           TOTAL
                                                           COMMON        IN EXCESS       RETAINED     COMPREHENSIVE   SHAREHOLDER'S
                                                            STOCK          OF PAR        EARNINGS     INCOME (LOSS)      EQUITY
                                                       -----------------------------------------------------------------------------
                                                                                      (IN MILLIONS)
PREDECESSOR BALANCE, JANUARY 1, 2003..................   $       2.5     $  449.7      $     113.0     $      24.7    $     639.9
Capital contributions.................................             -        100.0                -               -          100.0
Comprehensive income:
      Net earnings....................................             -            -             26.2               -           26.2
      Other comprehensive loss........................             -            -                -            (0.5)          (0.5)
                                                                                                                      -----------
            Comprehensive income......................                                                                       25.7
                                                         -----------     --------      -----------     -----------    -----------
PREDECESSOR BALANCE, DECEMBER 31, 2003................           2.5        599.7            139.2            24.2          765.6
Comprehensive loss:

      Net loss........................................             -            -            (11.0)              -          (11.0)
      Other comprehensive loss........................             -            -                -           (11.4)         (11.4)
                                                                                                                      -----------
            Comprehensive loss........................                                                                      (22.4)
                                                         -----------     --------      -----------     -----------    -----------
PREDECESSOR BALANCE, JUNE 30, 2004....................           2.5        599.7            128.2            12.8          743.2
Effect of push-down accounting of AXA Financial
   Group's purchase price on MLOA's net assets........             -       (153.0)          (128.2)          (12.8)        (294.0)
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, JULY 1, 2004                                  2.5        446.7                -               -          449.2
Capital contributions.................................             -         49.1                -               -           49.1
Comprehensive income:
      Net earnings....................................             -            -             26.5               -           26.5
      Other comprehensive income......................             -            -                -            14.9           14.9
                                                                                                                      -----------
            Comprehensive income......................                                                                       41.4
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, DECEMBER 31, 2004..................           2.5        495.8             26.5            14.9          539.7
Comprehensive income:
      Net earnings....................................             -            -             41.3               -           41.3
      Other comprehensive loss........................             -            -                -           (20.5)         (20.5)
                                                                                                                      -----------
            Comprehensive income......................                                                                       20.8
                                                         -----------     --------      -----------     -----------    -----------
SUCCESSOR BALANCE, DECEMBER 31, 2005..................   $       2.5     $  495.8      $      67.8     $      (5.6)   $     560.5
                                                         ===========     ========      ===========     ===========    ===========





                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS

                                                                         YEAR         Six Months      Six Months         Year
                                                                         ENDED           Ended           Ended           Ended
                                                                      DECEMBER 31,    December 31,      June 30,      December 31,
                                                                         2005            2004            2004            2003
                                                                    --------------- --------------- -------------- -----------------
                                                                      (SUCCESSOR)     (Successor)   (Predecessor)    (Predecessor)
                                                                                             (IN MILLIONS)

Net earnings (loss).................................................  $    41.3       $    26.5       $   (11.0)      $    26.2
  Adjustments to reconcile net earnings (loss) to net cash used in operating activities:
     Interest credited to policyholders' account balances...........       99.9            50.0            54.1            91.5
     Universal life and investment-type product policy fee income...     (168.3)          (80.8)          (82.7)         (166.2)
     Change in accrued investment income............................       (1.8)           (3.0)            4.7            (1.7)
     Investment losses (gains)......................................        2.2             4.6             0.7           (17.3)
     Change in deferred policy acquisition costs and VOBA...........      (36.9)          (65.1)          (60.8)         (138.5)
     Change in future policy benefits and other policyholders
         liabilities................................................       57.5             1.1            (3.2)            5.4
     Provision for depreciation and amortization....................       14.1             7.9             1.5             0.7
     Cumulative effect of the adoption of SOP 03-1..................        -               -             (5.9)             -
     Loss on discontinued real estate operations....................        -               -               -              0.1
     Gain on recapture from reinsurance from USFL...................       (0.6)           (9.0)            -               -
     Other, net.....................................................      (10.0)          (20.4)           49.1            81.7
                                                                    --------------- --------------- -------------- -----------------

Net cash used in operating activities...............................       (2.6)          (88.2)          (53.5)         (118.1)
                                                                    --------------- --------------- -------------- -----------------

Cash flows from investing activities:
   Sales, maturities or repayments of:
      Fixed maturity securities.....................................      173.5           188.7           431.5           358.7
      Mortgage loans on real estate.................................      100.8            93.8            43.0            80.1
      Other invested assets.........................................        -               4.3             0.1             0.3
   Acquisitions of investments:
      Fixed maturity securities.....................................     (348.0)         (473.1)         (272.4)         (548.5)
      Mortgage loans on real estate.................................      (18.1)          (18.7)          (66.1)         (139.1)
      Other invested assets.........................................       (0.1)           (0.4)           (0.2)           (0.6)
      Policy loans, net.............................................       (3.3)           (3.9)           (3.0)           (6.3)
                                                                    --------------- --------------- -------------- -----------------

Net cash (used in) provided by investing activities.................      (95.2)         (209.3)          132.9          (255.4)
                                                                    --------------- --------------- -------------- -----------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                                   (CONTINUED)

                                                                            YEAR        Six Months      Six Months        Year
                                                                           ENDED           Ended           Ended          Ended
                                                                        DECEMBER 31,    December 31,      June 30,     December 31,
                                                                            2005           2004            2004           2003
                                                                     --------------- ---------------- -------------- ---------------
                                                                         (SUCCESSOR)     (Successor)   (Predecessor)  (Predecessor)
                                                                                                (IN MILLIONS)
Cash flows from financing activities:
   Policyholders' account balances:
      Deposits......................................................       521.4          284.6          477.8            969.6
      Withdrawals and transfers to Separate Accounts................      (505.7)        (196.9)        (337.1)          (545.8)
   Repayment of note to affiliate...................................        (3.0)          (1.4)          (1.4)            (2.6)
   Proceeds received from recapture of reinsurance with USFL........        12.2           10.4             -                -
   Other, net.......................................................         3.8             -              -                -
   Capital contribution.............................................          -              -              -             100.0
                                                                     --------------- --------------- --------------- ---------------

Net cash provided by financing activities...........................        28.7           96.7          139.3            521.2
                                                                     --------------- --------------- --------------- ---------------

Net (decrease) increase in cash and cash equivalents................       (69.1)        (200.8)         218.7            147.7
Cash and cash equivalents, beginning of period......................       198.8          399.6          180.9             33.2
                                                                     --------------- --------------- --------------- ---------------

Cash and Cash Equivalents, End of Period............................ $     129.7     $    198.8      $   399.6       $    180.9
                                                                     =============== =============== =============== ===============

Supplemental cash flow information:

  Interest Paid..................................................... $       2.4     $      1.3      $     1.3       $      2.8
                                                                     =============== =============== =============== ===============
  Income Taxes Refunded............................................. $         -     $    (48.2)     $       -       $    (27.4)
                                                                     =============== =============== =============== ===============
Schedule of non-cash financing activities:

  Capital contribution of AllianceBernstein units from MONY Life.... $         -     $     49.1      $       -       $       -
                                                                     =============== =============== =============== ===============
  Transfer of bonds from USFL due to recapture of reinsurance with
   USFL (Note 11)................................................... $         -     $     84.6      $       -       $       -
                                                                     =============== =============== =============== ===============









                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                          NOTES TO FINANCIAL STATEMENTS



1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA"), an Arizona stock life insurance company whose primary business is to provide life insurance and annuity products to both individuals and businesses, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of MONY Holdings, LLC ("MONY Holdings"), which is a downstream holding company of AXA Financial, Inc. ("AXA Financial", which together with its consolidated subsidiaries is referred to herein as "AXA Financial Group").

2)    MERGER OF MONY WITH AXA FINANCIAL GROUP

      On July 8, 2004, the acquisition of The MONY Group Inc. ("MONY") by AXA Financial was completed and, under the terms of the related merger agreement, AXA Financial paid or made provisions to pay MONY shareholders approximately $1.5 billion in cash, representing $31.00 for each share of MONY's common stock. MONY shareholders also received a dividend from MONY totaling $0.34755 per share.

      The acquisition was accounted for using the purchase method under Statement of Financial Accounting Standards (SFAS) No. 141, "Business Combinations", and SFAS No. 142, "Goodwill and Other Intangible Assets". In connection with the acquisition, MLOA adjusted the cost basis of its assets and liabilities to fair value on the acquisition date (the "Purchase Adjustments"). References in these financial statements to "Predecessor" refer to MLOA prior to July 1, 2004. References to "Successor" refer to MLOA on and after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments. For accounting purposes (due to convenience and immateriality of the results of MONY and its subsidiaries from July 1 through July 8), AXA Financial has consolidated MONY and its subsidiaries and reflected its results from July 1, 2004 in its consolidated statements of earnings and consolidated cash flows. MLOA's activity for the period from July 1, 2004 through July 8, 2004 is therefore included in the Successor's statement of operations and excluded from the Predecessor's statement of operations. The Predecessor's statement of operations is presented using MLOA's historical basis of accounting.

      The determination of the Purchase Adjustments relating to investments reflects management's reliance on independent price quotes where available. Other Purchase Adjustments required significant management estimates and assumptions. The Purchase Adjustments related to Value of Business Acquired ("VOBA") and liabilities, including policyholder reserves, required management to exercise judgment to assess the value of these items. The Purchase Adjustments resulted in a revalued balance sheet, which may result in future earnings trends that differ significantly from historical trends. MLOA does not anticipate any material impact on its liquidity, or its ability to pay policyholders claims, arising out of the purchase accounting process related to the merger.

3)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The term "full year 2005" and "full year 2004" refers to the year ended December 31, 2005 and 2004, respectively. The terms "six months ended December 31, 2004" and "six months ended June 30, 2004" refer to the 2004 Successor and Predecessor periods, respectively. The term "full year 2003" refers to the year ended December 31, 2003. References to "Successor" refer to MLOA on or after July 1, 2004, after giving effect to the implementation of the Purchase Adjustments recorded in connection with the acquisition of MONY by AXA Financial Group.

      Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation. The December 31, 2004 comparative balance sheet reflects the reclassification of $87.9 million in reserves on one of MLOA's interest-sensitive products from future policy benefits and other policyholder's liabilities to policyholders' account balances.

      Accounting Changes
      ------------------

      Effective January 1, 2004, MLOA adopted Statement of Position ("SOP 03-1"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in MLOA's accounting policies relating to (a) liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts issued by MLOA, and (b) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

      The adoption of SOP 03-1 resulted in a change in liabilities associated with the market value adjustment feature that are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

      The adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both MLOA's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

      The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in the six months ended June 30, 2004 Predecessor net loss of $3.8 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

      New Accounting Pronouncements
      -----------------------------

      On May 30, 2005, Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections," a replacement of Accounting Principles Board Opinion ("APB") No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005.

      Although MLOA has no employees, under service agreements with affiliates, MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. These affiliates account for stock option plans and other stock-based compensation plans using the intrinsic value method in accordance with the provisions of APB No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 10 of Notes to Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

      On December 16, 2004, the FASB issued SFAS No. 123(R), "Share-Based Payment," requiring the cost of all share-based payments to employees, including stock options, stock appreciation rights, and certain employee stock purchase plans, to be recognized in the financial statements based on their fair values. By ruling of the Securities and Exchange Commission ("SEC"), effective April 21, 2005, public companies were permitted to delay their initial adoption of SFAS No. 123(R) from the first interim period to the first annual period beginning on or after June 15, 2005. Consequently, AXA Financial Group, including MLOA, implemented SFAS 123(R) effective January 1, 2006 and will reflect the resulting impacts of adoption in its financial reporting for first quarter 2006. As more fully described in Note 10 of Notes to Financial Statements, MLOA elected under SFAS No. 123, "Accounting for Stock-Based Compensation," to continue to account for stock-based compensation using the intrinsic value method prescribed by APB No. 25, and its related interpretations, and to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Accordingly, adoption of SFAS No. 123(R) will result in compensation expense for certain types of AXA Financial Group's equity-settled award programs for which no cost previously would have been charged to net earnings under APB No. 25, such as for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. Similarly, certain types of AXA Financial Group's cash-settled award programs, such as stock appreciation rights, may be expected to result in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to APB No. 25.

      To effect its adoption of SFAS No. 123(R) on January 1, 2006, AXA Financial Group elected the "modified prospective method" of transition to the new accounting and reporting requirements for share-based payments. Consequently, the resulting impacts of adoption to be reflected in MLOA's financial reporting for first quarter 2006 will not include a restatement of prior-period results to reflect the original recognition provisions of SFAS No. 123 as would be required under the alternative "modified retrospective method" of transition. Under the modified prospective method, AXA Financial Group will be required to apply the measurement, recognition, and attribution requirements of SFAS 123(R) to new awards and to awards modified, repurchased or cancelled after January 1, 2006. In addition, the modified prospective method will require AXA Financial Group to recognize compensation expense over the remaining future service/vesting periods for the unvested portions of awards outstanding at January 1, 2006, applying the same estimates of fair value and the same attribution method used previously to prepare SFAS No. 123 pro-forma disclosures. The unrecognized compensation cost associated with unvested stock option awards as at January 1, 2006 was approximately $3.4 million ($2.2 million after-tax) and, under SFAS No. 123(R), will result in incremental expense in the Statements of Operations of MLOA over a weighted average remaining service/vesting period of approximately 2.0 years. Absent additional forfeiture considerations, results for 2006 would be expected to include approximately $1.9 million ($1.2 million after-tax) of additional compensation expense as related to unvested stock option awards at January 1, 2006 as a result of the adoption of SFAS 123(R).

      The full impact of adoption of SFAS 123(R) cannot be predicted at this time because it is largely dependent upon the nature and levels of share-based payments granted in the future. Nonetheless, while there exist differences between certain requirements of SFAS Nos. 123 and 123(R), the estimated impacts in previous periods of applying a fair-value approach to accounting for share-based awards made to employees of AXA Financial Group are described and/or disclosed on a pro-forma basis in Note 10 of Notes to Financial Statements. Management is continuing to assess the impacts of adoption of SFAS 123(R), including accounting for the income tax effects of share-based compensation, for which AXA Financial Group likely will elect the transition alternative available for income taxes provided by the November 10, 2005 issuance of FSP No. 123(R)-3 "Transition Election Related to Accounting for the Tax Effects of Share-Based Payment Awards". In addition, management is continuing to assess the impacts of the related amendment to SFAS No. 95, "Statement of Cash Flows," that in periods subsequent to adoption of SFAS 123(R) will require tax deductions in excess of recognized compensation cost to be classified as resulting from a financing activity rather than as an operating cash flow as currently required.

      Neither SFAS No. 123 nor SFAS No. 123(R) prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead require consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded and one that can be supported by information that is available, such as exercise behavior. In its implementation of SFAS 123(R), AXA Financial Group expects to continue to use the Black-Scholes-Merton formula to estimate the fair values of employee stock options. As more fully described in Note 10 of Notes to Financial Statements, and consistent with the fair value measurement objectives of SFAS 123 and SFAS 123(R), beginning with awards granted in 2005, AXA Financial Group modified its methodologies for developing the expected stock price volatility and expected dividend assumptions used in this pricing formula. With respect to the valuation of options to purchase AXA ADRs, these changes each represent a change in accounting estimate under SFAS No. 154 "Accounting Changes and Error Corrections," and, accordingly, will be applied prospectively in determining the fair values of employee stock options to be measured and accounted for in accordance with SFAS No. 123(R).

      On September 19, 2005, the American Institute of Certified Public Accountants ("AICPA") released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related DAC/VOBA must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. Management is currently assessing the potential impact of this new guidance on the financial results of MLOA.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

      o Management having the authority to approve the action commits the organization to a plan to sell the property.
      o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.
      o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
      o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
      o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
      o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities including common stock classified as available for sale securities are carried at estimated fair value and are included in Other invested assets.

      Units held in AllianceBernstein L.P. (formally Alliance Capital Management L.P.) ("AllianceBernstein") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to deferred policy acquisition costs ("DAC") and VOBA related to universal life and investment-type products.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the acquisition of MONY, was established in accordance with business combination purchase accounting guidance. VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.90% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.65% net of product weighted average Separate Account fees) and 0% (-2.35% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 9% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2005, current projections of future average gross market returns assume a 3.5% return for 2006, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 5 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance, contracts reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 6.75% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts' assets are subject to General Account claims only to the extent Separate Accounts' assets exceed Separate Accounts' liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts' liabilities and are not reported in revenues in the statements of operations. For the year ended December 31, 2005, 2004 and 2003, investment results of such Separate Accounts were gains of $197.5 million, $371.2 million and $628.1 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts' liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life and non-life subsidiaries for the Predecessor periods. Beginning in the Successor period, MLOA files a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of Federal income taxes will be based upon separate return calculations with current credit for losses and other Federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

4)    INVESTMENTS

      The following table provides additional information relating to fixed maturities.

                                                                     GROSS              GROSS
                                                 AMORTIZED         UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              ----------------  -----------------  -----------------   ---------------
                                                                           (IN MILLIONS)
        DECEMBER 31, 2005
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate........................  $     1,843.9     $        9.3       $       23.4       $    1,829.8
            Mortgage-backed..................           24.9              0.3                 -                25.2
            U.S. Treasury, government
              and agency securities..........           92.3              0.4                0.5               92.2
            States and political
              subdivisions...................            1.1               -                  -                 1.1
            Foreign governments..............           10.2              0.1                0.1               10.2
            Redeemable preferred stock.......           77.6              1.1                1.6               77.1
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale.......  $     2,050.0     $       11.2       $       25.6       $    2,035.6
                                              ================= ================== =================  ================

        December 31, 2004
        -----------------
        Fixed Maturities:
          Available for Sale:

            Corporate........................  $     1,716.1     $       34.9       $        2.9       $    1,748.1
            Mortgage-backed..................           36.2              1.0                 -                37.2
            U.S. Treasury, government
              and agency securities..........           68.3              1.6                 -                69.9
            States and political
              subdivisions...................             -                -                  -                  -
            Foreign governments..............           10.3              0.1                0.1               10.3
            Redeemable preferred stock.......           60.2              1.7                0.2               61.7
                                              ----------------- ------------------ -----------------  ----------------
              Total Available for Sale.......  $     1,891.1     $       39.3       $        3.2       $    1,927.2
                                              ================= ================== =================  ================

        For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, MLOA determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2005 and 2004, securities without a readily ascertainable market value having an amortized cost of $527.1 million and $497.4 million, respectively, had estimated fair values of $527.0 million and $505.1 million, respectively.

        The contractual maturity of bonds at December 31, 2005 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Due in one year or less.............................................     $      108.6       $      107.6
        Due in years two through five........................................           475.5              470.0
        Due in years six through ten.........................................         1,064.4            1,057.0
        Due after ten years..................................................           299.0              298.7
        Mortgage-backed securities...........................................            24.9               25.2
                                                                                ----------------   -----------------
        Total................................................................    $    1,972.4       $    1,958.5
                                                                                ================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (217 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2005:

                                            LESS THAN 12 MONTHS         12 MONTHS OR LONGER                   TOTAL
                                     ------------------------------  ----------------------------  -----------------------------
                                                        GROSS                         GROSS                         GROSS
                                       ESTIMATED      UNREALIZED      ESTIMATED     UNREALIZED      ESTIMATED     UNREALIZED
                                      FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES
                                     -------------  -------------- -------------  --------------- --------------  --------------
                                                                           (IN MILLIONS)

       Fixed Maturities:
         Corporate.................. $       903.7  $       18.1   $      267.6   $        5.3    $    1,171.3    $      23.4
         Mortgage-backed............           -             -             -                -             -                -
         U.S. Treasury, government
           and agency securities....          36.5           0.2           16.6            0.3            53.1            0.5
         States and political
           subdivisions.............           1.1           -              -               -              1.1             -
         Foreign governments........           2.0           -              6.0            0.1             8.0            0.1
         Redeemable
           preferred stock..........          60.0           1.6            -               -             60.0            1.6
                                     -------------  -------------- -------------  --------------- --------------  --------------
       Total Temporarily
         Impaired Securities ....... $     1,003.3  $       19.9   $      290.2   $        5.7    $    1,293.5    $      25.6
                                     =============  ============== =============  =============== ==============  ==============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2005, approximately $101.0 million, or 4.9%, of the $2,050.0 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      At December 31, 2005, there were $2.4 million of fixed maturities which were non-income producing for the twelve months preceding that date.

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2005 and 2004 were $3.9 million and $4.5 million, respectively.

      Interest income recognized on impaired mortgage loans totaled $0.3 million, $0.1 million, $0.0 million and $0.2 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2005 and 2004, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $3.2 million and $0.0 million, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                       YEAR         Six Months     Six Months         Year
                                                                      ENDED           Ended           Ended           Ended
                                                                   DECEMBER 31,    December 31,      June 30,      December 31,
                                                                       2005            2004           2004            2003
                                                                  --------------- -------------- --------------- ----------------
                                                                   (SUCCESSOR)     (Successor)    (Predecessor)   (Predecessor)
                                                                                          (IN MILLIONS)
Balances, beginning of period..............................       $     -         $      1.7     $       4.4       $       3.7
Additions charged to income................................             -                  -             0.3               0.7
Deductions for writedowns and asset dispositions...........             -                  -            (3.0)                -
Effect of push-down accounting of AXA Financial Group's
  purchase price of MLOA's net assets......................             -               (1.7)              -                 -
                                                                  --------------- -------------- --------------- ----------------
Balances, End of Period....................................             -         $        -     $       1.7       $       4.4
                                                                  =============== ============== =============== =================
Balances, end of period comprise:
Mortgage loans on real estate..............................       $     -         $        -     $       1.7       $       4.4
                                                                  =============== ============== =============== =================

     The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                                                  DECEMBER 31,
                                                                                      2005
                                                                                -----------------
                                                                                 (IN MILLIONS)

      Balance, beginning of year ..............................................  $      49.1
      Equity in net earnings...................................................          4.1
      Dividends received.......................................................         (3.8)
                                                                                -----------------
      Balance, End of Period...................................................  $      49.4
                                                                                =================

5)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset related to AXA Financial Group's acquisition of MONY as of December 31, 2005:


                                                                    LESS:               LESS:
                                                                 ACCUMULATED          IMPACT OF
                                             GROSS CARRYING      AMORTIZATION       RECAPTURE (2)           NET
                                                 AMOUNT              (1)
                                            ---------------   ---------------     ---------------    ------------------
                                                                          (IN MILLIONS)
   VOBA...................................  $        416.5    $        (43.4)     $        (44.9)    $        328.2
                                            ===============   ===============     ===============    ==================

      -------------
      (1)   Includes reactivity to unrealized investment gains and losses.
      (2) Relates to the December 31, 2005 and 2004 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the MODCO agreement between MLOA and USFL.

     For the full year 2005 and six months ended December 31, 2004, total amortization expense related to VOBA was $32.5 million and $16.7 million, respectively. VOBA amortization is estimated to range between $27.0 million and $37.0 million annually through 2010.

6)    NET INVESTMENT INCOME AND INVESTMENT (LOSSES) GAINS

      The sources of net investment income follow:

                                                           YEAR         Six Months        Six Months          Year
                                                           ENDED           Ended            Ended            Ended
                                                        DECEMBER 31,    December 31,       June 30,       December 31,
                                                           2005            2004              2004             2003
                                                      --------------- ---------------- ----------------- ----------------
                                                        (SUCCESSOR)    (Successor)      (Predecessor)     (Predecessor)
                                                                               (IN MILLIONS)
 Fixed maturities.....................................$       107.1    $        45.8    $       51.8      $       94.1
 Mortgage loans on real estate........................         25.2             16.0            16.0              29.6
 Policy loans.........................................          6.0              3.0             2.9               5.5
 Other investment income..............................          4.4              2.1            (0.9)              0.9
                                                      --------------- ---------------- ----------------- ----------------
    Gross investment income...........................        142.7             66.9            69.8             130.1

 Investment expenses..................................         (7.7)            (4.1)           (5.5)            (11.6)
                                                      --------------- ---------------- ----------------- ----------------
 Net Investment Income................................$       135.0    $        62.8     $      64.3      $      118.5
                                                      =============== ================ ================= =================

      Investment (Losses) Gains, including changes in the valuation allowances, follow:

                                                           YEAR         Six Months        Six Months          Year
                                                           ENDED           Ended            Ended            Ended
                                                        DECEMBER 31,    December 31,       June 30,       December 31,
                                                           2005            2004              2004             2003
                                                      -------------- ---------------- ----------------- ----------------
                                                       (SUCCESSOR)     (Successor)      (Predecessor)     (Predecessor)
                                                                                (IN MILLIONS)
Fixed maturities.....................................  $      (2.2)  $      (4.6)     $      (3.4)      $        8.1
Mortgage loans on real estate........................            -              -             2.7                3.5
Other................................................            -              -              -                 0.2
                                                      -------------- ---------------- ----------------- ----------------
Investment (Losses) Gains, Net.......................  $      (2.2)  $      (4.6)     $      (0.7)      $       11.8
                                                      ============== ================ ================= ================

      Writedowns of fixed maturities amounted to $2.0 million, $5.1 million, $0.9 million and $8.6 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003.

      For the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $53.4 million, $48.9 million, $363.1 million and $145.3 million. Gross gains of $1.0 million, $2.1 million, $6.9 million and $10.7 million and gross losses of $1.4 million, $1.3 million, $10.0 million and $0.0 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003 amounted to $(50.5) million, $36.1 million, $(41.0) million and $(3.2) million, respectively.

      The net unrealized investment gains (losses) included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line by line basis, follow:

                                                             YEAR         Six Months       Six Months           Year
                                                            ENDED            Ended            Ended            Ended
                                                         DECEMBER 31,     December 31,       June 30,       December 31,
                                                             2005            2004             2004              2003
                                                       --------------- --------------- ----------------- -----------------
                                                         (SUCCESSOR)     (Successor)     (Predecessor)     (Predecessor)
                                                                                (IN MILLIONS)
Balance, beginning of period........................    $      14.9     $      12.8     $       24.2      $      24.7
Changes in unrealized investment (losses) gains.....          (50.5)           36.1            (41.5)            (2.9)
Changes in unrealized investment gains (losses)
attributable to:
   DAC and VOBA.....................................           18.9           (13.2)            23.9              2.2
   Deferred income taxes............................           11.1            (8.0)             6.2              0.2
Effect of push-down accounting of AXA Financial
   Group's purchase price on MLOA's net assets......             -            (12.8)             -                -
                                                      ---------------- --------------- ----------------- -----------------
Balance, end of period..............................    $      (5.6)    $      14.9     $       12.8      $      24.2
                                                      ================ =============== ================= =================

Balance, end of period comprises:
   Unrealized investment gains on:
      Fixed maturities..............................    $     (14.4)    $      36.1     $       43.5      $      84.9
   Amounts of unrealized investment gains (losses)
   attributable to:
      DAC and VOBA..................................            5.7           (13.2)           (23.9)           (47.8)
      Deferred income taxes.........................            3.1            (8.0)            (6.8)           (12.9)
                                                       --------------- --------------- ----------------- -----------------
Balance, end of period..............................    $      (5.6)    $      14.9     $       12.8       $     24.2
                                                      ================ =============== ================= =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

7)    OTHER COMPREHENSIVE (LOSS) INCOME

      The components of other comprehensive (loss) income for the past three years follow:

                                                            YEAR         Six Months       Six Months           Year
                                                           ENDED            Ended            Ended            Ended
                                                        DECEMBER 31,     December 31,       June 30,       December 31,
                                                            2005            2004             2004              2003
                                                      -------------- ------------------ ---------------- -----------------
                                                        (SUCCESSOR)      (Successor)     (Predecessor)    (Predecessor)
                                                                               (IN MILLIONS)

Net unrealized (losses) gains on investments:
   Net unrealized (losses) gains arising during the
      period........................................  $      (50.5)     $      36.3     $     (41.7)      $      (6.4)
   Losses (gains) reclassified into net earnings
      during the period.............................            -              (0.2)            0.2               3.5
                                                      -------------- ------------------ ---------------- -----------------
Net unrealized (losses) gains on investments........         (50.5)            36.1           (41.5)             (2.9)
Adjustments for DAC and VOBA and deferred income
   taxes............................................          30.0            (21.2)           30.1               2.4
                                                      -------------- ------------------ ---------------- -----------------
Total Other Comprehensive (Loss) Income.............  $      (20.5)     $      14.9     $     (11.4)      $      (0.5)
                                                      ============== ================== ================ =================


8)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

         o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

         o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

         o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

         o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities in 2005:

                                                                GMDB                GMIB              TOTAL
                                                           ----------------   -----------------  -----------------
                                                                               (IN MILLIONS)

      Balance at December 31, 2003........................  $        3.5       $         -        $         3.5
        Impact of adoption of SOP 03-1....................          (2.8)               0.1                (2.7)
        Paid guarantee benefits...........................          (3.0)                -                 (3.0)
         Other changes in reserve ........................           3.3                 -                  3.3
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2004........................           1.0                0.1                 1.1
         Paid guarantee benefits..........................          (2.9)                -                 (2.9)
         Other changes in reserve ........................           2.6                0.1                 2.7
                                                           ----------------   -----------------  -----------------
      Balance at December 31, 2005........................  $        0.7       $        0.2       $         0.9
                                                           ================   =================  =================



      Related GMDB reinsurance ceded amounts were:

                                                                  GMDB
                                                            ---------------
                                                             (IN MILLIONS)

      Balance at December 31, 2003........................  $         -
        Impact of adoption of SOP 03-1 ...................          (0.3)
        Paid guarantee benefits...........................           2.9
        Other changes in reserve..........................          (3.5)
                                                           ----------------
      Balance at December 31, 2004........................          (0.9)
        Paid guarantee benefits...........................          (0.1)
        Other changes in reserve..........................           1.2
                                                           ----------------
      Balance at December 31, 2005........................  $        0.2
                                                           ================

      The December 31, 2005 values for those variable annuity contracts with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                RETURN
                                                  OF
                                                PREMIUM       RATCHET        ROLL-UP         COMBO           TOTAL
                                             -----------   --------------  -------------  -------------  --------------
                                                                           (IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
             General Account...........     $     196      $      316           N.A.     $       34      $      546
             Separate Accounts.........     $     860      $    1,582           N.A.     $      168      $    2,610
        Net amount at risk, gross......     $      12      $      220           N.A.     $       35      $      267
        Net amount at risk, net of
          amounts reinsured............     $      12      $      167           N.A.     $        -      $      179
        Average attained age of
          contractholders..............          61.1            61.0           N.A.           60.2            61.0
        Percentage of contractholders
          over age 70..................          18.2%           15.7%          N.A.           12.5%           16.6%
        Contractually specified
          interest return rates........           N.A.            N.A.          N.A.            5.0%

      GMIB:
      -----
        Account values invested in:
             General Account...........           N.A.            N.A.    $      34             N.A.      $      34
             Separate Accounts.........           N.A.            N.A.    $     168             N.A.      $     168
        Net amount at risk, gross......           N.A.            N.A.           -              N.A.             -
        Net amount at risk, net of
          amounts reinsured............           N.A.            N.A.           -              N.A.             -
        Weighted average years
          remaining until earliest
          annuitization................           N.A.            N.A.          6.8             N.A.            6.8
        Contractually specified
          interest return rates........           N.A.            N.A.          5.0%            N.A.


      B)    Separate Account Investments by Investment Category Underlying GMDB
            -------------------------------------------------------------------
            and GMIB Features
            -----------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                  DECEMBER 31,       December 31,
                                                                                      2005               2004
                                                                                 ----------------  ------------------
                                                                                            (IN MILLIONS)
      GMDB:
         Equity.................................................................  $    2,054        $    2,209
         Fixed income...........................................................         400               452
         Balanced...............................................................          62                67
         Other..................................................................          94               108
                                                                                 ----------------  ------------------
         Total..................................................................  $    2,610        $    2,836
                                                                                 ================  ==================
      GMIB:
         Equity.................................................................  $      127        $      126
         Fixed income...........................................................          33                37
         Balanced...............................................................           3                 3
         Other..................................................................           5                 4
                                                                                 ----------------  ------------------
         Total..................................................................  $      168        $      170
                                                                                 ================  ==================

      C)    Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At December 31, 2005 and 2004, MLOA had liabilities of $0.1 million and $0.5 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.

9)    INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                             YEAR         Six Months       Six Months           Year
                                                            ENDED            Ended            Ended            Ended
                                                         DECEMBER 31,     December 31,       June 30,       December 31,
                                                             2005            2004             2004              2003
                                                       --------------- ---------------- ----------------- -----------------
                                                        (SUCCESSOR)      (Successor)     (Predecessor)      (Predecessor)
                                                                              (IN MILLIONS)

Income tax expense (benefit):
    Current expense (benefit).......................    $       2.5     $         -     $     (29.3)      $     (30.1)
    Deferred expense................................           14.2            12.4            18.8              35.0
                                                       --------------- ---------------- ----------------- ---------------
Total...............................................    $      16.7     $      12.4     $      10.5       $       4.9
                                                       =============== ================ ================= ===============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                            YEAR         Six Months      Six Months           Year
                                                            ENDED          Ended            Ended            Ended
                                                         DECEMBER 31,   December 31,       June 30,       December 31,
                                                            2005            2004            2004              2003
                                                       ---------------- -------------- ----------------- ----------------
                                                         (SUCCESSOR)    (Successor)    (Predecessor)      (Predecessor)
                                                                                (IN MILLIONS)


Tax at statutory rate.................................   $      20.3     $      13.6     $      (8.9)     $      10.9
Dividends received deduction..........................          (3.7)           (1.2)           (1.6)            (3.2)
Tax settlements/accrual adjustments...................            -               -               -              (2.8)
Other.................................................           0.1              -               -                -
                                                       ---------------- -------------- ----------------- ----------------
Federal income tax expense (benefit)..................   $      16.7     $      12.4     $     (10.5)     $       4.9
                                                       ================ ============== ================= ================

      The components of the net deferred Federal income taxes are as follows:

                                                     DECEMBER 31, 2005                  December 31, 2004
                                              ---------------------------------  ---------------------------------
                                                  ASSETS         LIABILITIES         Assets         Liabilities
                                              ---------------  ----------------  ---------------   ---------------
                                                                         (IN MILLIONS)

      Reserves and reinsurance...............  $     189.2      $         -       $      227.3      $        -
      DAC....................................         35.1                -               25.6               -
      VOBA...................................           -              112.8                -             124.1
      Investments............................           -              153.5                -             182.1
      Tax loss carryforwards.................          5.3                -                9.6               -
      Goodwill and intangibles...............           -                5.2                -              10.6
      Other..................................           -               15.0               0.2               -
                                              ---------------  ----------------  ---------------   ---------------
      Total..................................  $     229.6      $      286.5      $      262.7      $     316.8
                                              ===============  ================  ===============   ===============

      At December 31, 2005, MLOA has a Federal tax loss carryforwards in the amount of $15.1 million for book income tax purposes. The loss carryforwards will expire beginning in the year 2020.

      In 2003, the Internal Revenue Service ("IRS") commenced an examination of MLOA's Federal income tax returns for the years 1998 through 2001. The tax years 1994 through 1997 are currently under review by the Appeals Office of the IRS. Management believes the examination of MLOA's returns will have no material adverse effect on MLOA's results of operations or financial position.

10)   STOCK OPTIONS

      Although MLOA has no employees, under its respective service agreements with AXA Equitable (Successor Period) and MONY Life (Predecessor Period), MLOA is charged for services, including personnel services and employee benefits, provided on its behalf. MLOA's affiliates account for stock-based compensation plans using the intrinsic value method prescribed in APB No. 25. The following table reflects the effect on net earnings
      (loss) if compensation expense allocated to MLOA as related to options awarded under the AXA Financial Group and MONY stock-based compensation plans had been determined based on SFAS No. 123's fair value based method:

                                                                            AXA FINANCIAL
                                                                                GROUP                    MONY
                                                                          ----------------- ----------------------------------
                                                                                 YEAR          Six Months          Year
                                                                                ENDED             Ended           Ended
                                                                             DECEMBER 31,        June 30,      December 31,
                                                                                 2005             2004             2003
                                                                          ----------------- ---------------- -----------------
                                                                             (SUCCESSOR)     (Predecessor)    (Predecessor)
                                                                                              (IN MILLIONS)

      Net Earnings (Loss) as reported....................................   $      41.3       $     (11.0)    $    26.2
      Less: total stock-based employee compensation expense determined
          under fair value method for all awards, net of income tax......          (1.6)             (1.9)         (2.8)
                                                                          ----------------- ---------------- -----------------
      Pro Forma Net Earnings (Loss)......................................   $      39.7       $     (12.9)    $    23.4
                                                                          ================= ================ =================

11)   RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates AXA Equitable (Successor Period) and MONY Life (Predecessor Period), personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by MLOA. As a result of such allocations, MLOA incurred expenses of $74.7 million, $54.1 million, $88.7 million and $73.8 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. At December 31, 2005, MLOA reported a receivable from AXA Equitable in connection with its service agreement of $6.3 million. At December 31, 2004, MLOA's receivable from MONY Life in connection with its predecessor service agreement was $2.3 million.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.4 million, $2.5 million, $3.0 million, and $6.0 million for the full year 2005, six months ended December 31, 2004, six months ended June 30, 2004 and full year 2003, respectively. In addition, MLOA had an intercompany payable of $0.0 million and $0.2 million at December 31, 2005 and December 31, 2004, respectively, related to these agreements.

      As more fully described in Note 12 in Notes to Financial Statements, during the Successor period MLOA began to cede its new variable and universal life policies on an excess of retention basis with AXA Equitable.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      As of December 31, 2004, USFL recaptured all of the term life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the six months ended December 31, 2004 reflects the resulting pre-tax gains on the recaptures of the term life reinsurance from USFL of $9.0 million ($5.9 million after Federal income tax).

      As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million after Federal income tax).

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding, MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement.

      The statements of operations include certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                 YEAR        Six Months      Six Months           Year
                                                                ENDED           Ended           Ended            Ended
                                                             DECEMBER 31,   December 31,      June 30,        December 31,
                                                                 2005           2004            2004              2003
                                                            --------------- -------------- ---------------- -----------------
                                                             (SUCCESSOR)     (Successor)    (Predecessor)    (Predecessor)
                                                                                    (IN MILLIONS)

               REVENUES:
               Universal life and investment-type product
                  policy fee income........................  $       19.9   $         7.8  $         7.3    $        12.0
               Premiums....................................            -             59.2           53.2             88.7
               Other (loss) income.........................          (0.2)           16.2           (4.6)             -
                                                            --------------- -------------- ---------------- -----------------
                    Total revenues.........................          19.7            83.2           55.9            100.7
                                                            --------------- -------------- ---------------- -----------------

               BENEFITS AND OTHER DEDUCTIONS:
               Policyholders' benefits.....................          10.5            53.2           40.7             69.0
               Interest credited to policyholders' account
                  balances.................................           6.1             2.6            2.3              3.3
               Amortization of deferred policy acquisition
                  costs and value of business acquired.....           2.4             6.0            8.7             13.8
               Capitalization of deferred policy
                  acquisition costs .......................         (14.0)          (34.9)         (33.4)           (60.7)
               Commissions.................................          14.2            43.4           44.3             77.4
                                                            --------------- -------------- ---------------- -----------------
                    Total benefits and other deductions....          19.2            70.3           62.6            102.8
                                                            --------------- -------------- ---------------- -----------------
               Earnings (Loss) Before Income Taxes and
                  Cumulative Effect of an Accounting
                    Change.................................  $        0.5   $        12.9  $        (6.7)   $        (2.1)
                                                            =============== ============== ================ =================

      The following table presents the impact on MLOA's assets and liabilities of the recaptures of reinsurance from USFL:

                                                                                      DECEMBER 31,         December 31,
                                                                                          2005                 2004
                                                                                   -------------------  -------------------
                                                                                                 (IN MILLIONS)

                  ASSETS

                  Fixed maturities................................................ $              -     $         84.6
                  Cash and cash equivalents.......................................               12.2             10.4
                  Accrued investment income.......................................                -                1.1
                  Deferred policy acquisition costs...............................              (20.1)           (24.3)
                  VOBA............................................................              (12.8)           (32.1)
                  Other assets....................................................               (1.6)             6.3
                                                                                   -------------------  -------------------
                       Total assets............................................... $            (22.3)  $         46.0
                                                                                   -------------------  -------------------

                  LIABILITIES

                  Future policy benefits.......................................... $            (26.5)  $         34.1
                  Other liabilities...............................................                3.6              2.9
                  Income taxes payable............................................                0.2              3.1
                                                                                   -------------------  -------------------
                       Total liabilities..........................................              (22.7)            40.1
                                                                                   -------------------  -------------------
                       Net Impact of Recapture of Reinsurance from USFL........... $              0.4   $          5.9
                                                                                   ===================  ===================

      At December 31, 2005 and 2004, MLOA recorded payables of $3.1 million and $27.8 million, respectively, to USFL in connection with the MODCO agreement.

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The fair value of this total return swap asset was $3.3 million at December 31, 2004. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in (losses) income of $(1.4) million, $7.1 million and $(4.6) million for the full year 2005, six months ended December 31, 2004 and six months ended June 30, 2004, respectively.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2005 is $33.8 million.

12)   REINSURANCE

      During the Predecessor periods, MLOA used a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer was liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MONY variable annuity were similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      During the Successor period, MLOA continued to reinsure most of its new variable life and universal life policies on an excess of retention basis, retaining up to a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. However, through October 2005 for amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable up to a combined maximum of $15.0 million on single-life policies and $20.0 million on second-to-die policies. In November 2005 AXA Equitable increased the retention on single-life policies to $25.0 million and on second-to-die policies to $30.0 million. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. New term life policies continued to be coinsured on a first dollar basis, with MLOA reinsuring 65% of each risk up to its $4.0 million retention and 100.0% of any excess. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      At December 31, 2005 and 2004, respectively, reinsurance recoverables related to insurance contracts amounted to $106.2 million and $76.0 million, of which $51.3 million and $43.9 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                          YEAR           Six Months       Six Months          Year
                                                          ENDED             Ended            Ended            Ended
                                                       DECEMBER 31,      December 31,       June 30,       December 31,
                                                          2005              2004             2004             2003
                                                   --------------- ----------------- ---------------- -----------------
                                                      (SUCCESSOR)        (Successor)    (Predecessor)   (Predecessor)
                                                                                (IN MILLIONS)
Direct premiums...................................  $      93.4       $      44.8      $      37.7      $      73.2
Reinsurance assumed from USFL.....................          -                59.2             53.2             88.7
Reinsurance ceded.................................        (39.6)            (19.0)           (13.5)           (20.9)
                                                   --------------- ----------------- ---------------- -----------------
Premiums..........................................  $      53.8       $      85.0      $      77.4      $     141.0
                                                   =============== ================= ================ =================

Universal Life and Investment-type Product

   Policy Fee Income Ceded........................  $      33.9       $      22.7      $      15.9      $      30.0
                                                   =============== ================= ================ =================
Policyholders' Benefits Ceded.....................  $      57.9       $      24.0      $      10.8      $      42.6
                                                   =============== ================= ================ =================

13)   FAIR VALUE OF FINANCIAL INSTRUMENTS

      Fair Value of Financial Instruments
      -----------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and certain annuities, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates. The carrying values and estimated fair values for financial instruments not previously disclosed in Notes 4 and 11 of Notes to Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2005                               2004
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Mortgage loans on real estate..........  $      290.2     $       291.3     $       373.2     $      378.0
        Policy loans...........................          96.3             111.6              93.0            107.9
        Policyholders liabilities:
           Investment contracts................         938.0             933.1             977.8            972.2
        Note payable to affiliate..............          33.8              33.8              36.8             36.8




14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $20.2 million in commitments under existing mortgage loan agreements at December 31, 2005.

15)   LITIGATION

      Since 1995 a number of purported class actions have been commenced in various state and Federal courts against MONY Life and MLOA alleging that they engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and/or violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, an accounting, specific performance, mandatory injunctive relief prohibiting MONY Life and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and/or creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY Life and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY Life and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

      In June 1996, the New York State Supreme Court certified one of those cases, GOSHEN V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE INSURANCE COMPANY OF AMERICA (NOW KNOWN AS DEFILLIPPO, ET AL. V. THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK AND MONY LIFE COMPANY OF AMERICA), a class action filed as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY Life and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. After extensive motion practice by the parties, which led to the dismissal of most of the claims and a decertification of the class, with respect to one remaining claim, in December 2005, the case was settled on an individual basis. With the exception of one putative class action currently pending in the Eastern District of Michigan (STOCKLER V. MONY LIFE INSURANCE COMPANY OF AMERICA), all other similar putative class actions, of which there are two remaining, were consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts. In STOCKLER, MLOA has filed a motion for summary judgment that is currently pending.

                    -----------------------------------------

      Although the outcome of litigation generally cannot be predicted with certainty, management believes that the ultimate resolution of the litigations described above should not have a material adverse effect on the financial position of MLOA. Management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on MLOA's results of operations in any particular period.

      In addition to the matters previously reported and those described above, MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. Based on this formula, no such discretionary dividends could be paid in 2006. For 2005, 2004 and 2003, MLOA's statutory net loss was $5.6 million, $83.4 million and $79.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $269.8 million and $250.1 million at December 31, 2005 and 2004, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2005, 2004 and 2003.

      At December 31, 2005, MLOA, in accordance with various government and state regulations, had $7.1 million of securities deposited with such government or state agencies.

      At December 31, 2005 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2005.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.

17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2005 and 2004 are summarized below:

                                                                       THREE MONTHS ENDED
                                            --------------------------------------------------------------------------
                                                                                 SEPTEMBER 30,        DECEMBER 31,
                                            MARCH 31, (2)      JUNE 30, (2)           (2)                (1)(2)
                                            ---------------   ---------------   ----------------   -------------------
                                             (SUCCESSOR)       (Successor)        (Successor)         (Successor)
                                                                          (IN MILLIONS)
        2005
        ----
        Total Revenues.....................  $      107.4      $      94.1       $      100.7       $       74.7
                                            ===============   ===============   ================   ===================
        (Loss) Earnings from Continuing
          Operations.......................  $       (0.1)     $      13.5       $        7.7       $       20.2
                                            ===============   ===============   ================   ===================
        Net (Loss) Earnings................  $       (0.1)     $      13.5       $        7.7       $       20.2
                                            ===============   ===============   ================   ===================

                                                                       Three Months Ended
                                            --------------------------------------------------------------------------
                                              March 31,        June 30,(3)       September 30,      December 31, (4)
                                            ---------------   ---------------   ----------------   -------------------
                                             (Predecessor)     (Predecessor)      (Successor)         (Successor)
                                                                          (In Millions)
        2004
        ----
        Total Revenues.....................  $      125.4      $     105.7       $      122.9       $      127.8
                                            ================  ===============   ================   ===================
        Earnings (Loss) from Continuing
          Operations.......................  $        1.8      $     (16.6)      $       14.0       $       12.5
                                            ================  ===============   ================   ===================
        Net Earnings (Loss)................  $        5.6      $     (16.6)      $       14.0       $       12.5
                                            ================  ===============   ================   ===================


      (1) Results for the three months ended December 31, 2005 include the net gain of $0.4 million recorded from the recapture by USFL of all of the universal life policies that had previously been assumed by MLOA under its MODCO agreement with USFL and the net gain of $1.9 million from the unwinding of the MODCO transactions related to level premium term life insurance issued during the first nine months of 2005 under MLOA's MODCO agreement with USFL (see Note 11 of Notes to Financial Statements).

      (2) Results for the three months ended December 31, 2005 include recorded adjustments related to prior quarters' inter-company expense allocations and DAC capitalization. The effect on these adjustments was to increase net income for the period by $7.1 million. Net earnings for the three months ended March 31, June 30 and September 30, 2005 were understated by $2.1 million, $2.1 million and $2.9 million, respectively.

      (3) Results for the three months ended June 30, 2004 include recorded adjustments related to prior quarters' calculations of reinsurance reserve credits and interest credited on certain life insurance and annuity products. The effect of these adjustments was to increase the net loss for the period by $6.0 million.

      (4) Results for the three months ended December 31, 2004 include the net gain of $5.9 million recorded from the recapture by USFL of all of the term policies that had previously been assumed by MLOA under its MODCO agreement with USFL (see Note 11 of Notes to Financial Statements).

                                     PART C

                                OTHER INFORMATION

Item 26.  Exhibits

(a)  Board of Directors Resolution.

     1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L
          (1)

(b)  Custodian Agreements. Not applicable.

(c)  Underwriting Contracts.

     1) Underwriting Agreement among MONY Life Insurance Company of America, MONY Series Fund, Inc. and MONY Securities Corp. (7)

     2) Proposed specimen agreement between MONY Securities Corp. and registered representatives (7)

     3)   Commission schedule (with Commission Contract) (3)

     4) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al. (10)

     5) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. (10)

     6) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. (10)

     7) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. (12)

     8) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC.
          (12)

(d)  Contracts.

     1)   Form of Policy (3)

     2)   Form of Adjustable Term Insurance Rider (2)

     3)   Form of Enhanced Cash Value Rider (2)

     4)   Form of Guaranteed Death Benefit Rider (2)

     5)   Form of Maturity Extension Rider (2)

(e)  Applications.

     1) Application Form for Flexible Premium Variable Universal Life Insurance Policy (2)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004). (10)

     2)   By-Laws of MONY Life Insurance Company of America (as Amended July 22,
          2004). (10)

(g)  Reinsurance Contracts.

     1) Automatic and Facultative Yearly Renewable Term Reinsurance Agreement among MONY Life Insurance Company of America, MONY Life Insurance Company and Security Life of Denver Insurance Company (7)

     2) Automatic Reinsurance Agreement among MONY Life Insurance Company, MONY Life Insurance Company of America and Munich American Reassurance Company (7)

     3) Reinsurance Agreement No. MON01 YA between MONY Life Insurance Company and Gerling Global Life Reinsurance Company (7)

     4) Automatic Reinsurance Agreement between MONY Life Insurance Company of America, MONY Life Insurance Company and Swiss Re Life & Health America, Inc. (11)

(h)  Participation Agreements.

     1) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America, and Fred Alger & Company, Incorporated
          (4)

     2) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC. (10)

     3) Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/ Dreyfus Stock Index Fund) and MONY Life Insurance Company of America (4)

                (i) Amended Participation Agreement among Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance of America and MONY Life Insurance Company (7)

     4) Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America (4)

     5) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and MONY Life Insurance Company of America (4)

     6) Participation Agreement between Janus Aspen Series and MONY Life Insurance Company of America (4)

     7) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America (4)

     8) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Company (4)

     9) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd, LLP and MONY Life Insurance Company of America (4)

     10) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America (4)

     11) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America (4)

     12) Participation Agreement between Van Eck Worldwide Insurance Trust and MONY Life Insurance Company of America (7)

(i)  Administrative Contracts.

     1) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 (9)

     2) Third Party Administration and Transfer Agent Agreement between Andesa TPA, Inc. and The Mutual Life Insurance Company of New York (1)

(j)  Other Material Contracts.

     1) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director. (5)

     2) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director. (5)

     3) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller. (5)

     4)   Power of Attorney for Bruce W. Calvert, Director. (5)

     5)   Power of Attorney for Henri de Castries, Director. (5)

     6)   Power of Attorney for Denis Duverne, Director. (5)

     7)   Power of Attorney for Mary R. (Nina) Henderson, Director. (5)

     8)   Power of Attorney for James F. Higgins, Director. (5)

     9)   Power of Attorney for W. Edwin Jarmain, Director. (5)

     10)  Power of Attorney for Christina Johnson, Director. (5)

     11)  Power of Attorney for Scott D. Miller, Director. (5)

     12)  Power of Attorney for Joseph H. Moglia, Director. (5)

     13)  Power of Attorney for Peter J. Tobin, Director. (5)

     14)  Powers of Attorney. (8)

(k)  Legal Opinion.

     1) Opinion and consent of Dodie Kent, Esq. (11)

(l)  Actuarial Opinion. Not applicable.

(m)  Calculations. Not applicable.

(n)  Other Opinions.

     1) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm. (8)

(o) Omitted Financial Statements. No financial statements are omitted from Item 24.

(p)  Initial Capital Agreements. Not Applicable.

(q)  Redeemability Exemption. (7)

---------------

(1) Incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-102233) filed on December 27, 2002.

(2) Incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form N-6 (File No. 333-06071) filed on March 3, 2003.

(3) Incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-06071) filed on November 18, 1996.

(4) Incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

(5) Incorporated herein by reference to post-effective amendment no. 2 to the registration statement on Form N-6 (File No. 333-104162) filed on April 28, 2005.

(6) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on March 3, 2003.

(7) Incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

(8)     Filed herewith.

(9) Incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

(10) Incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(11) Incorporated herein by reference to post-effective amendment no. 24 to the registration statement on Form N-6 (333-06071), filed on April 28, 2005.

(12) Incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

Item 27.  Directors and Officers of the Depositor

      * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina M. Johnson                        Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director


OTHER OFFICERS
--------------

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Leon Billis                                Executive Vice President

*Harvey Blitz                               Senior Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Charles A. Marino                          Senior Vice President and
                                            Chief Actuary

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*James A. Shepherdson                       Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Deputy Chief Financial Officer

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26 to Registration Statement (File No. 333-05593) on Form N-4 filed April 20, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
        AS OF 12/31/05



                                                                                           State of        State of
                                                                              Type of     Incorp. or      Principal       Federal
                                                                             Subsidiary    Domicile       Operation      Tax ID #
                                                                             ----------    --------       ---------      ---------

                                                                                        --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                       DE              NY        13-3623351
------------------------------------------------------------------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                                    ND              ND        45-0373941
     ------------------------------------------------------------------------           --------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                             Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                           Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                             Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                         HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        See Attached Listing C
     -------------------------------------------------------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                                   DE              NY        52-2197822
     -------------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                         Insurance      Bermuda        Bermuda      14-1903564
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                        DE              NY        13-4078005
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                                     DE              NY        13-4071393
           -------------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                     Operating        DE              NY        06-1555494
           -------------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                                    Operating        AL              AL        06-1562392
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC            Operating        DE              NY        13-4085852
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC             Operating        MA              MA        04-3491734
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                                    Operating        NV              NV        13-3389068
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                               Operating       P.R.            P.R.       66-0577477
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    Operating        TX              TX        75-2529724
        ----------------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                  Insurance        NY              NY        13-5570651
        ----------------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                          Insurance        CO              CO        13-3198083
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                    Investment       DE              NY        13-3385076
           -------------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                 Investment       DE              NY        13-3385080
           -------------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                        Investment       **                             -
           -------------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO           NY              NY        22-2766036
           -------------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
           -------------------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                              HCO           DE              NY        13-2677213
           -------------------------------------------------------------------------------------------------------------------------
           Wil-Gro, Inc                                                      Investment       PA              PA        23-2702404
           -------------------------------------------------------------------------------------------------------------------------
           STCS, Inc.                                                        Investment       DE              NY        13-3761592
           -------------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                        Investment       DE              PA        23-2671508
           -------------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------------
     Frontier Trust Company, FSB  (Note 7)                                         1,000    100.00%
     ------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     ------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     ------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     ------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     ------------------------------------------------------------------------
        See Attached Listing C
     ------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)                                            -    100.00%
     ------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.                                             250,000    100.00%
        ---------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                             1,000    100.00%
        ---------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                              -    100.00%
           ------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                               -    100.00%
           ------------------------------------------------------------------
              AXA Network of Alabama, LLC                                              -    100.00%
              ---------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                      -    100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                       -    100.00%
              ---------------------------------------------------------------
              AXA Network of Nevada, Inc.                                                   100.00%
              ---------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                              100.00%
              ---------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                          1,050    100.00%
        ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *                    2,000,000    100.00%   NAIC # 62944
        ---------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                            1,000,000    100.00%   NAIC # 62880
           ------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                              -          -   G.P & L.P.
           ------------------------------------------------------------------
              Equitable Managed Assets, L.P.                                           -          -   G.P.
           ------------------------------------------------------------------
           Real Estate Partnership Equities (various)                                  -          -   **
           ------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                      -    100.00%
           ------------------------------------------------------------------
              See Attached Listing A
           ------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                             5,000,000    100.00%
           ------------------------------------------------------------------
           Wil-Gro, Inc                                                            1,000    100.00%
           ------------------------------------------------------------------
           STCS, Inc.                                                              1,000    100.00%
           ------------------------------------------------------------------
           EVSA, Inc.                                                                 50    100.00%
           ------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

*   Affiliated Insurer

** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

*** All subsidiaries are corporations, except as otherwise noted.

    1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

    2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

          Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
          Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
          Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

    3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

    4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

        As of December 21, 2005, AXF and its subsidiaries owned 61.08% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:

              AXF held directly 32,699,454 Alliance Capital Units (12.66%), AXA Equitable Life directly owned 8,165,204 Alliance Capital
                Units (3.16%),
              ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.65%), and ECMC, LLC owned 40,880,637 Alliance Capital Units (15.84%).

          Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

        In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

        On December 21, 2004, AXF contributed 4,389,192 (1.70%)Alliance Capital Units to MONY Life and 1,225,000 (.47%)Alliance Capital Units to MLOA.

    5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

    6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

    7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

    8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
    9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.
    10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
    11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
    12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
    13. Effective May 26, 2005, Matrix Private Equities was sold.
    14. Effective December 2, 2005, Advest Group was sold to Merrill Lynch.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

Dissolved  - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
               Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
               August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
               November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999
           - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
           - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
           - ECLL Inc. was dissolved July 15, 2003
           - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                         Operating        DE              NY        13-3049038
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company *                          Operating        VT              VT        06-1166226
              ----------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                              Operating        DE              NY        13-3266813
              ----------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                       Investment       DE              NY        13-3544879
              ----------------------------------------------------------------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)  Operating        DE              NY        13-3633538
              ----------------------------------------------------------------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------------------------------------------------------------
              Equitable JVS, Inc.                                             Investment       DE              GA        58-1812697
              ----------------------------------------------------------------------------------------------------------------------
                 Astor Times Square Corp.                                     Investment       NY              NY        13-3593699
                 -------------------------------------------------------------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                             Investment       NY              NY        13-3593692
                 -------------------------------------------------------------------------------------------------------------------
                 PC Landmark, Inc.                                            Investment       TX              TX        75-2338215
                 -------------------------------------------------------------------------------------------------------------------
                 EJSVS, Inc.                                                  Investment       DE              NJ        58-2169594
              ----------------------------------------------------------------------------------------------------------------------
              AXA Distributors, LLC                                           Operating        DE              NY        52-2233674
              ----------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC           Operating        DE              AL        52-2255113
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                       Operating        DE          CT, ME,NY     06-1579051
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC      Operating        MA              MA        04-3567096
                 -------------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.             Operating        TX              TX        74-3006330
              ----------------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                    Operating        DE              NY        13-3813232
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)   Operating        DE              NJ        22-3492811
              ----------------------------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                               Number of  Percent of
                                                                                Shares    Ownership          Comments
                                                                                 Owned    or Control (e.g., Basis of Control)
                                                                                 -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500    100.00%
              ----------------------------------------------------------------
              Equitable Casualty Insurance Company *                                1,000    100.00%
              ----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -    100.00%
              ----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                             ECMC is G.P.
                   Partnership II, L.P.                                                 -          -   ("Deal Flow Fund II")
              ----------------------------------------------------------------
              Alliance Capital Management Corporation (See Note 4 on Page 2)          100    100.00%
              ----------------------------------------------------------------
                See Attached Listing B
              ----------------------------------------------------------------
              Equitable JVS, Inc.                                                   1,000    100.00%
              ----------------------------------------------------------------
                 Astor Times Square Corp.                                             100    100.00%
                 -------------------------------------------------------------
                 Astor/Broadway Acquisition Corp.                                     100    100.00% G.P. of Astor Acquisition. L.P.
                 -------------------------------------------------------------
                 PC Landmark, Inc.                                                  1,000    100.00%
                 -------------------------------------------------------------
                 EJSVS, Inc.                                                        1,000    100.00%
              ----------------------------------------------------------------
              AXA Distributors, LLC                                                     -    100.00%
              ----------------------------------------------------------------
                 AXA Distributors Insurance Agency of Alabama, LLC                      -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -    100.00%
                 -------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000    100.00%
              ----------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000    100.00%
              ----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100    100.00%
              ----------------------------------------------------------------

*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
          November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on
          November 30, 1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
          Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                              State of        State of
                                                                                 Type of     Incorp. or      Principal     Federal
                                                                                Subsidiary    Domicile       Operation    Tax ID #
                                                                                ----------    --------       ---------    ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2) Operating        DE              NY
                 -------------------------------------------------------------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating        DE              NY      13-3434400
                 -------------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                          HCO           DE              MA      22-3424339
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                HCO           DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                          Operating        DE              NY
                    ----------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                  HCO           DE              NY      13-2778645
                    ----------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                          Operating       India          India          -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (Argentina) SRL                        Operating     Argentina      Argentina        -
                       -------------------------------------------------------------------------------------------------------------
                       ACM International (France) SAS                           Operating      France          France         -
                       -------------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                               Operating        DE              NY      13-3910857
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  Operating        DE              NY      13-3548918
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd            Operating       Japan          Japan          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Australia Limited                       Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management           Operating      Taiwan          Taiwan         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                Operating        DE              NY      13-3626546
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Latin America Ltd.                      Operating      Brazil          Brazil         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Limited                                 Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                              Operating      Gemany         Germany         -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Services Ltd.                  Operating       U.K.            U.K.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                       Operating       Lux.            Lux.          -
                       -------------------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.               Operating       Lux.            Lux.          -
                                ----------------------------------------------------------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH   Operating      Germany        Germany         -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                  Operating        DE          Singapore   13-3752293
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Australia Limited            Operating       Aust.          Aust.          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                 Operating        DE            Canada    13-3630460
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management New Zealand Limited          Operating       N.Z.            N.Z.          -
                       -------------------------------------------------------------------------------------------------------------


                                                                                              Parent's
                                                                                 Number of  Percent of
                                                                                  Shares    Ownership          Comments
                                                                                   Owned    or Control (e.g., Basis of Control)
                                                                                   -----    ---------- ------------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ------------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------
              Alliance Capital Management Corporation                                                  owns 1% GP interest in Alli-
                                                                                                       ance Capital Management L.P.
                                                                                                       and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
              ------------------------------------------------------------------
                 Alliance Capital Management Holding L.P.(See Note 4 on Page 2)                      -
                 ---------------------------------------------------------------
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                 ---------------------------------------------------------------
                    Cursitor Alliance LLC                                                      100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management LLC                                            100.00%
                    ------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                         100.00%
                    ------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware                        10    100.00%
                    ------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                         100.00%
                       ---------------------------------------------------------
                       ACM International (Argentina) SRL                                       100.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       ACM International (France) SAS                                          100.00%
                       ---------------------------------------------------------
                       ACM Software Services Ltd.                                              100.00%
                       ---------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Asset Management (Japan) Ltd                           100.00%
                       ---------------------------------------------------------
                       Alliance Capital Australia Limited                                      100.00%
                       ---------------------------------------------------------
                                Far Eastern Alliance Asset Management                           20.00% 3rd parties = 80%
                       ---------------------------------------------------------
                       Alliance Capital Global Derivatives Corp.                      1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Latin America Ltd.                                      99.00% Alliance Capital Oceanic
                                                                                                       Corp. owns 1%
                       ---------------------------------------------------------
                       Alliance Capital Limited                                     250,000    100.00%
                       ---------------------------------------------------------
                                ACM Bernstein GmbH                                             100.00%
                                ------------------------------------------------
                                Alliance Capital Services Ltd.                        1,000    100.00%
                       ---------------------------------------------------------
                       Alliance Capital (Luxembourg) S.A.                             3,999     99.98% Alliance Cap. Oceanic Corp.
                                                                                                       owns 0.025%
                       ---------------------------------------------------------
                                ACM New-Alliance (Luxemberg) S.A.                                1.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                                ------------------------------------------------
                                ACM Bernstein International (Deutchland) GmbH                  100.00% New Alliance Asset Management
                                                                                                       (Asia) Ltd owns 99.%
                       ---------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                                 100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management Australia Limited                            50.00% 3rd parties = 50%
                       ---------------------------------------------------------
                       Alliance Capital Management Canada, Inc.                      18,750    100.00%
                       ---------------------------------------------------------
                       Alliance Capital Management New Zealand Limited                          50.00% 3rd parties = 50%
                       ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.         Operating     So Africa      So Africa          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.           Operating     Singapore      Singapore          -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.              Operating     Mauritius      Mauritius          -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                Operating       India          India            -
                                ----------------------------------------------------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                Operating       India          India            -
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Oceanic Corp.                         Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                     Operating        DE              NY        13-3441277
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                  Operating        DE              NY        52-1671668
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Eastern Europe, Inc.                          Operating        DE              NY        13-3802178
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)  Operating        DE              NY        13-3191825
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Global Investor Services, Inc.                Operating        DE              NJ        13-3211780
                       -------------------------------------------------------------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd               Operating       H.K.            H.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Alliance Capital Taiwan Limited               Operating      Taiwan          Taiwan           -
                                ----------------------------------------------------------------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.            Operating       Lux.            Lux.            -
                       -------------------------------------------------------------------------------------------------------------
                       Meiji - Alliance Capital Corp.                         Operating        DE              NY        13-3613617
                       -------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein Ltd.                              Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.    Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                       Whittingdale Holdings Ltd.                             Operating       U.K.            U.K.            -
                       -------------------------------------------------------------------------------------------------------------
                                ACM Investments Ltd.                          Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Alliance Capital Whittingdale Ltd.            Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------
                                Cursitor Holdings Ltd.                        Operating       U.K.            U.K.            -
                                ----------------------------------------------------------------------------------------------------


                                                                                          Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------

AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company
        ----------------------------------------------------------------------
           Equitable Holdings, LLC
           -------------------------------------------------------------------
              Alliance Capital Management Corporation
              ----------------------------------------------------------------
                 Alliance Capital Management L.P.
                 -------------------------------------------------------------
                    Alliance Capital Management Corp. of Delaware (Cont'd)
                    ----------------------------------------------------------
                       Alliance Capital Management (Proprietary) Ltd.                        80.00% 3rd parties = 20%
                       -------------------------------------------------------
                       Alliance Capital Management (Singapore) Ltd.                         100.00%
                       -------------------------------------------------------
                       Alliance Capital (Mauritius) Private Ltd.                            100.00%
                       -------------------------------------------------------
                                Alliance Capital Asset Management (India)
                                  Private Ltd.                                               75.00% 3rd parties = 25%
                                ----------------------------------------------
                                AllianceBernstein Invest. Res. & Manag.
                                  (India) Pvt.                                              100.00%
                       -------------------------------------------------------
                       Alliance Capital Oceanic Corp.                              1,000    100.00% inactive
                       -------------------------------------------------------
                       Alliance Capital Real Estate, Inc.                                   100.00% inactive
                       -------------------------------------------------------
                       Alliance Corporate Finance Group Inc.                       1,000    100.00%
                       -------------------------------------------------------
                       Alliance Eastern Europe, Inc.                                        100.00%
                       -------------------------------------------------------
                       AllianceBernstein Investment Research and
                         Management, Inc. (Alliance Fund Distributors, Inc.)         100          1
                       -------------------------------------------------------
                       Alliance Global Investor Services, Inc.                       100    100.00% formerly, Alliance Fund
                                                                                                      Services, Inc.
                       -------------------------------------------------------
                       New Alliance Asset Management (Asia) Ltd                              50.00% 3rd parties = 50%
                       -------------------------------------------------------
                                Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                ----------------------------------------------
                                ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       -------------------------------------------------------
                       Meiji - Alliance Capital Corp.                             50,000     50.00% Meiji Mutual Life owns 50%
                       -------------------------------------------------------
                       Sanford C. Bernstein Ltd.                                            100.00%
                       -------------------------------------------------------
                                Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       -------------------------------------------------------
                       Whittingdale Holdings Ltd.                                           100.00%
                       -------------------------------------------------------
                                ACM Investments Ltd.                                        100.00%
                                ----------------------------------------------
                                Alliance Capital Whittingdale Ltd.                          100.00%
                                ----------------------------------------------
                                Cursitor Holdings Ltd.                                      100.00%
                                ----------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------


                                                                                            State of        State of
                                                                               Type of     Incorp. or      Principal       Federal
                                                                              Subsidiary    Domicile       Operation      Tax ID #
                                                                              ----------    --------       ---------      ---------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                              Operating        DE              CO        75-2961816
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                            Operating        DE              NY        13-4194065
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                              Operating        DE              NY        13-4194080
     -------------------------------------------------------------------------------------------------------------------------------
     MONY Holdings, LLC                                                          HCO           DE              NY        13-3976138
     -------------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
        ----------------------------------------------------------------------------------------------------------------------------
           MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
           -------------------------------------------------------------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.      Insurance     Argentina      Argentina     98-0157781
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
              ----------------------------------------------------------------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.            Insurance  Cayman Islands  Cayman Islands  98-0152046
           -------------------------------------------------------------------------------------------------------------------------
           MONY Life Insurance Company of America                             Insurance        AZ              NY        86-0222062
           -------------------------------------------------------------------------------------------------------------------------
           Sagamore Financial, LLC                                               HCO           OH              OH        31-1296919
           -------------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                         Insurance        OH              OH        38-2046096
           -------------------------------------------------------------------------------------------------------------------------
           MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
           -------------------------------------------------------------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
              ----------------------------------------------------------------------------------------------------------------------
              MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
              ----------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
                 -------------------------------------------------------------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              ----------------------------------------------------------------------------------------------------------------------
              1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
              ----------------------------------------------------------------------------------------------------------------------
              Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
              ----------------------------------------------------------------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              ----------------------------------------------------------------------------------------------------------------------
              MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
              ----------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
                 -------------------------------------------------------------------------------------------------------------------
                 MONY Benefits Service Corp.                                  Operating        DE              NY        13-4194349
              ----------------------------------------------------------------------------------------------------------------------
              1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
              ----------------------------------------------------------------------------------------------------------------------
              MONY Securities Corporation                                     Operating        NY              NY        13-2645488
              ----------------------------------------------------------------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
                 -------------------------------------------------------------------------------------------------------------------
                 Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
                 -------------------------------------------------------------------------------------------------------------------


                                                                                             Parent's
                                                                              Number of  Percent of
                                                                               Shares    Ownership          Comments
                                                                                Owned    or Control (e.g., Basis of Control)
                                                                                -----    ---------- ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
     -------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                            100.00%
     -------------------------------------------------------------------------
     MONY Capital Management, Inc.                                                          100.00%
     -------------------------------------------------------------------------
     MONY Asset Management, Inc.                                                            100.00%
     -------------------------------------------------------------------------
     MONY Holdings, LLC                                                                     100.00%
     -------------------------------------------------------------------------
        MONY Life Insurance Company *                                                       100.00%
        ----------------------------------------------------------------------
           MONY International Holdings, LLC                                                 100.00%
           -------------------------------------------------------------------
              MONY International Life Insurance Co. Seguros de Vida S.A.                    100.00%
              ----------------------------------------------------------------
              MONY Financial Resources of the Americas Limited                               99.00%
              ----------------------------------------------------------------
              MONY Bank & Trust Company of the Americas, Ltd.                               100.00%
              ----------------------------------------------------------------
                 MONY Consultoria e Corretagem de Seguros Ltda.                              99.00%
                 -------------------------------------------------------------
                 MONY Life Insurance Company of the Americas, Ltd.                          100.00%
           -------------------------------------------------------------------
           MONY Life Insurance Company of America                                           100.00%
           -------------------------------------------------------------------
           Sagamore Financial, LLC                                             1,993,940    100.00%
           -------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                            405,000    100.00%
           -------------------------------------------------------------------
           MONY Financial Services, Inc.                                           1,000    100.00%
           -------------------------------------------------------------------
              Financial Marketing Agency, Inc.                                        99     99.00%
              ----------------------------------------------------------------
              MONY Brokerage, Inc.                                                 1,500    100.00%
              ----------------------------------------------------------------
                 MBI Insurance Agency of Ohio, Inc.                                    5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Alabama, Inc.                                 1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Texas, Inc.                                  10    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Massachusetts, Inc.                           5    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of Washington, Inc.                              1    100.00%
                 -------------------------------------------------------------
                 MBI Insurance Agency of New Mexico, Inc.                              1    100.00%
              ----------------------------------------------------------------
              1740 Ventures, Inc.                                                  1,000    100.00%
              ----------------------------------------------------------------
              Enterprise Capital Management, Inc.                                    500    100.00%
              ----------------------------------------------------------------
                 Enterprise Fund Distributors, Inc.                                1,000    100.00%
              ----------------------------------------------------------------
              MONY Assets Corp.                                                  200,000    100.00%
              ----------------------------------------------------------------
                 MONY Benefits Management Corp.                                    9,000     90.00%
                 -------------------------------------------------------------
                 MONY Benefits Service Corp.                                       2,500     90.00%
              ----------------------------------------------------------------
              1740 Advisers, Inc.                                                 14,600    100.00%
              ----------------------------------------------------------------
              MONY Securities Corporation                                          7,550    100.00%
              ----------------------------------------------------------------
                 Trusted Insurance Advisers General Agency Corp.                   1,000    100.00%
                 -------------------------------------------------------------
                 Trusted Investment Advisers Corp.                                     1    100.00%
                 -------------------------------------------------------------

  - As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.

  - As of February 2005, MONY Realty Parnters, Inc. was dissolved

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.

  - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

  - Enterprise Accumulation Trust was merged into EQAT on July 9, 2004

  - MONY Series Funds, Inc. was merged into EQAT on July 9, 2004

Item 29.    Indemnification

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

         The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Speciality Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.    PRINCIPAL UNDERWRITERS

           (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

           AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account L, MONY Variable Account L and MONY America Variable Account A. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.


(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Sales Director

*Douglas Dubitsky                     Managing Director, Chief Service Officer

*Michael Brandreit                    Managing Director and National Sales
                                      Manager

*John Kennedy                         Managing Director and National Sales
                                      Manager

*Jeff Herman                          Senior Vice President

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*William Costello                     Senior Vice President and National
                                      Accounts Director

*Michael McCarthy                     Managing Director and National Sales
                                      Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quest                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

c) Compensation From the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


       (1)                     (2)
     NAME OF             NET UNDERWRITING              (3)                          (4)                     (5)
    PRINCIPAL            DISCOUNTS AND            COMPENSATION ON                BROKERAGE
   UNDERWRITER            COMMISSIONS                REDEMPTION                 COMMISSIONS             COMPENSATION
-----------------      -------------------      -------------------           ---------------         ------------------
MSC                       $7,490,997                     0                          N/A                     N/A
AXA Distributors              N/A                       N/A                         N/A                     N/A
AXA Advisors                  N/A                       N/A                         N/A                     N/A


Item 31.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13221.

Item 32.    Management Services

All management contracts are discussed in Part A or Part B.

Item 33.    Fee Representation

MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES



     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2006.




                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25th day of April, 2006.


                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Counsel
                                   MONY Life Insurance Company of America



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board,
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Mary R. (Nina) Henderson      Scott D. Miller
Christopher M. Condron      James F. Higgins              Joseph H. Moglia
Henri de Castries           W. Edwin Jarmain              Peter J. Tobin
Denis Duverne               Christina Johnson             Stanley B. Tulin





*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 25, 2006

                                  EXHIBIT INDEX

EXHIBIT
NO.      DESCRIPTION                                                TAG VALUES
-------  --------------------------------------------------------   -----------
(j)(14)  Powers of Attorney                                            EX-99.j14
(n)(1)   Consent of PricewaterhouseCoopers LLP, independent public     EX-99.n1
         accounting firm